UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center Los Angeles, CA 90067-6022

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

Date of reporting period: October 31, 2013

Item 1 — Schedule of Investments

This filing is on behalf of thirty-five of the forty Investment Company Series of SunAmerica Series Trust.

SunAmerica Series Trust

Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT SECURITIES — 100.5%
Asset-Backed Commercial Paper — 28.7%
Autobahn Funding Co. LLC 0.12% due 11/08/2013*	$450,000	$449,990
Autobahn Funding Co. LLC 0.16% due 11/08/2013*	3,625,000	3,624,887
Autobahn Funding Co. LLC 0.20% due 11/18/2013*	290,000	289,973
Chariot Funding LLC 0.24% due 12/12/2013*	646,000	645,823
Chariot Funding LLC 0.24% due 12/16/2013*	1,270,000	1,269,619
Chariot Funding LLC 0.24% due 12/17/2013*	4,400,000	4,398,651
Chariot Funding LLC 0.24% due 01/09/2014*	1,920,000	1,919,616
Chariot Funding LLC 0.24% due 02/19/2014*	980,000	979,539
Chariot Funding LLC 0.24% due 03/04/2014*	900,000	899,487
Fairway Finance Corp. FRS 0.18% due 03/31/2014*	430,000	429,987
Fairway Finance Corp. 0.20% due 02/18/2014*	780,000	779,477
FCAR Owner Trust I 0.26% due 02/07/2014	756,000	755,584
FCAR Owner Trust II 0.26% due 12/16/2013	1,000,000	999,675
FCAR Owner Trust II 0.27% due 02/03/2014	882,000	881,603
FCAR Owner Trust II 0.28% due 12/11/2013	336,000	335,895
FCAR Owner Trust II 0.29% due 11/15/2013	2,295,000	2,294,741
Gemini Securitization Corp. LLC 0.22% due 12/10/2013*	700,000	699,833
Jupiter Securitization Co. LLC 0.24% due 12/09/2013*	1,665,000	1,664,578
Jupiter Securitization Co. LLC 0.24% due 12/10/2013*	2,199,000	2,198,428
Jupiter Securitization Co. LLC 0.24% due 12/12/2013*	323,000	322,912
Jupiter Securitization Co. LLC 0.24% due 12/17/2013*	1,100,000	1,099,663
Jupiter Securitization Co. LLC 0.24% due 01/03/2014*	3,738,000	3,736,841
Jupiter Securitization Co. LLC 0.24% due 02/10/2014*	1,300,000	1,299,259
Jupiter Securitization Co. LLC 0.24% due 03/17/2014*	495,000	494,564
Kells Funding LLC 0.24% due 12/02/2013*	425,000	424,912
Kells Funding LLC 0.24% due 04/22/2014*	555,000	554,395
Kells Funding LLC 0.24% due 05/02/2014*	1,130,000	1,128,667
Kells Funding LLC 0.26% due 11/04/2013*	425,000	425,001
Liberty Street Funding LLC 0.16% due 11/18/2013*	1,745,000	1,744,868
Liberty Street Funding LLC 0.19% due 12/05/2013*	2,750,000	2,749,507
Liberty Street Funding LLC 0.20% due 01/08/2014*	460,000	459,830
Liberty Street Funding LLC 0.21% due 01/14/2014*	470,000	469,803
Liberty Street Funding LLC 0.22% due 11/12/2013*	1,030,000	1,029,931
LMA Americas LLC 0.14% due 11/06/2013*	945,000	944,982
Manhattan Asset Funding Co. LLC 0.16% due 11/05/2013*	2,300,000	2,299,959
Manhattan Asset Funding Co. LLC 0.17% due 11/05/2013*	730,000	729,986
Matchpoint Master Trust 0.21% due 12/17/2013*	545,000	544,854
MetLife Short Term Funding LLC 0.24% due 04/21/2014*	1,275,000	1,273,444
Old Line Funding LLC 0.24% due 11/27/2013*	1,263,000	1,262,781
Old Line Funding LLC 0.24% due 12/20/2013*	1,870,000	1,869,389
Old Line Funding LLC 0.24% due 01/07/2014*	2,900,000	2,899,623
Old Line Funding LLC 0.24% due 01/21/2014*	3,615,000	3,614,277
Old Line Funding LLC 0.24% due 02/24/2014*	2,000,000	1,999,180
Old Line Funding LLC 0.24% due 02/26/2014*	835,000	834,649
Old Line Funding LLC 0.24% due 03/04/2014*	873,000	872,598
Regency Markets No. 1 LLC 0.14% due 11/01/2013*	2,340,000	2,340,000
Regency Markets No. 1 LLC 0.14% due 11/08/2013*	1,010,000	1,009,973
Salisbury Receivables Co. LLC 0.21% due 01/13/2014*	500,000	499,795
Thunder Bay Funding LLC 0.24% due 12/13/2013*	1,380,000	1,379,614
Thunder Bay Funding LLC 0.24% due 12/20/2013*	720,000	719,765
Thunder Bay Funding LLC 0.24% due 02/07/2014*	1,050,000	1,049,328
Thunder Bay Funding LLC 0.24% due 02/13/2014*	6,000,000	5,995,860
Thunder Bay Funding LLC 0.24% due 03/03/2014*	700,000	699,426
Versailles Commercial Paper LLC 0.26% due 11/12/2013*	1,550,000	1,549,877
Working Capital Management Co. 0.13% due 11/04/2013*	920,000	919,990
Working Capital Management Co. 0.13% due 11/05/2013*	410,000	409,994
Working Capital Management Co. 0.13% due 11/06/2013*	1,835,000	1,834,967
Working Capital Management Co. 0.14% due 11/01/2013*	380,000	380,000

Total Asset-Backed Commercial Paper (cost $79,386,539)		79,391,850

Certificates of Deposit — 41.5%
Bank of Montreal Chicago 0.17% due 12/20/2013	2,500,000	2,500,000
Bank of Montreal Chicago 0.18% due 12/27/2013	3,500,000	3,500,000
Bank of Montreal Chicago 0.20% due 11/12/2013	2,930,000	2,930,009
Bank of Nova Scotia Houston FRS 0.18% due 03/05/2014	3,700,000	3,700,407
Bank of Nova Scotia Houston FRS 0.19% due 02/21/2014	6,000,000	6,001,500
Bank of Nova Scotia Houston FRS 0.19% due 02/24/2014	3,000,000	3,000,750
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.21% due 12/23/2013	2,400,000	2,400,034
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.21% due 01/13/2014	2,000,000	2,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.53% due 11/21/2013	4,135,000	4,135,641
BNP Paribas NY 0.29% due 11/04/2013	3,760,000	3,760,050
Credit Industriel et Commercial NY FRS 0.18% due 11/14/2013	2,100,000	2,100,000
Credit Industriel et Commercial NY 0.23% due 01/22/2014	1,090,000	1,090,000
Credit Suisse NY 0.22% due 12/12/2013	2,000,000	2,000,000
Credit Suisse NY 0.23% due 02/26/2014	1,275,000	1,275,084
Credit Suisse NY 0.27% due 12/02/2013	2,000,000	2,000,051
Credit Suisse NY 0.30% due 12/03/2013	872,000	872,039
Credit Suisse NY 0.33% due 01/03/2014	3,000,000	3,000,750
DNB Bank ASA NY 0.22% due 11/14/2013	2,700,000	2,700,015
DNB Bank ASA NY 0.23% due 11/20/2013	6,000,000	6,000,158
JPMorgan Chase Bank NA 0.25% due 04/21/2014	2,260,000	2,260,000
Mizuho Bank, Ltd. NY 0.21% due 11/07/2013	600,000	600,001
Mizuho Bank, Ltd. NY 0.21% due 12/09/2013	1,415,000	1,415,000
Mizuho Bank, Ltd. NY 0.21% due 01/02/2014	5,800,000	5,799,768
Mizuho Bank, Ltd. NY 0.22% due 01/21/2014	250,000	249,995
Nordea Bank Finland PLC NY 0.24% due 01/02/2014	2,050,000	2,050,205
Nordea Bank Finland PLC NY 0.24% due 02/18/2014	1,000,000	1,000,150
Nordea Bank Finland PLC NY 0.25% due 01/02/2014	745,000	745,089
Nordea Bank Finland PLC NY 0.25% due 01/06/2014	1,000,000	1,000,130
Nordea Bank Finland PLC NY 0.25% due 01/07/2014	1,470,000	1,470,191
Nordea Bank Finland PLC NY 0.25% due 01/30/2014	3,823,000	3,823,688
Nordea Bank Finland PLC NY 0.25% due 02/05/2014	872,000	872,140
Nordea Bank Finland PLC NY FRS 0.26% due 02/27/2014	1,055,000	1,055,232
Skandinaviska Enskilda Banken NY FRS 0.28% due 01/27/2014	1,050,000	1,050,210
Skandinaviska Enskilda Banken NY 0.57% due 01/07/2014	880,000	880,642
Sumitomo Mitsui Banking Corp. NY 0.21% due 02/03/2014	1,360,000	1,359,932
Sumitomo Mitsui Banking Corp. NY 0.22% due 12/20/2013	600,000	600,000
Sumitomo Mitsui Banking Corp. NY 0.22% due 02/14/2014	2,800,000	2,799,916
Sumitomo Mitsui Banking Corp. NY 0.24% due 11/06/2013	3,700,000	3,700,000
Svenska Handelsbanken NY 0.18% due 12/13/2013	1,000,000	1,000,017
Svenska Handelsbanken NY 0.21% due 12/06/2013	1,500,000	1,500,007
Svenska Handelsbanken NY 0.25% due 02/18/2014	3,500,000	3,500,490
Svenska Handelsbanken NY 0.25% due 02/26/2014	2,000,000	2,000,300
Toronto-Dominion Bank NY 0.23% due 11/12/2013	2,700,000	2,700,000
Toronto-Dominion Bank NY 0.24% due 01/21/2014	4,500,000	4,501,125
Toronto-Dominion Bank NY 0.25% due 01/13/2014	3,000,000	3,000,750
Toronto-Dominion Bank NY 0.26% due 01/06/2014	965,000	965,232
Wells Fargo Bank NA FRS 0.18% due 02/07/2014	4,000,000	4,000,160
Wells Fargo Bank NA FRS 0.18% due 03/03/2014	3,000,000	3,000,030
Wells Fargo Bank NA 0.22% due 02/07/2014	1,100,000	1,100,154

Total Certificates of Deposit (cost $114,959,027)		114,967,042

Commercial Paper — 2.9%
Coca-Cola Co. 0.13% due 01/23/2014*	3,000,000	2,999,340
Coca-Cola Co. 0.22% due 02/03/2014*	1,645,000	1,644,540
Exxon Mobil Corp. 0.17% due 11/12/2013	1,865,000	1,864,903
Prudential Funding LLC 0.05% due 11/01/2013	1,440,000	1,440,000

Total Commercial Paper (cost $7,948,059)		7,948,783

U.S. Corporate Notes — 0.2%
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/2007*(1)(2)(3)(4)(5)	2,169,914	36,888
Cheyne Finance LLC FRS Escrow Security 4.83% due 01/25/2008*(1)(2)(3)(4)(5)	3,157,859	53,684
General Electric Capital Corp. FRS Senior Notes 0.47% due 12/30/2013	430,000	430,176
General Electric Capital Corp. Senior Notes 2.10% due 01/07/2014	120,000	120,386

Total U.S. Corporate Notes (cost $687,032)		641,134

Municipal Bonds & Notes — 5.5%
Calleguas-Las Virgenes Public Financing Authority VRDN Revenue Bonds (LOC-Wells Fargo Bank NA) 0.05% due 07/01/2037(6)	240,000	240,000
City of New York NY VRDN Series D-3 General Obligation Bonds (LOC-Bank of NY Mellon) 0.07% due 10/01/2039(6)	530,000	530,000
Cleveland Department of Public Utilities Division of Water VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.09% due 01/01/2033(6)	390,000	390,000
Colorado Housing & Finance Authority VRDN Revenue Bonds 0.12% due 10/01/2034(6)	165,000	165,000
Indiana Finance Authority VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.07% due 09/01/2048(6)	630,000	630,000
Iowa Finance Authority Single Family Mtg. VRDN Revenue Bonds 0.12% due 07/01/2037(6)	965,000	965,000
Kent Hospital Finance Authority VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.09% due 01/15/2026(6)	1,225,000	1,225,000
Massachusetts Bay Transportation Authority VRDN Series A-1 Revenue Bonds 0.08% due 03/01/2030(6)	300,000	300,000
Metropolitan Transportation Authority VRDN Revenue Bonds (LOC-Landesbank Hessen) 0.08% due 11/01/2035(6)	1,075,000	1,075,000
Metropolitan Water District of Southern California VRDN Series A-2 Revenue Bonds 0.06% due 07/01/2037(6)	1,745,000	1,745,000
Miami-Dade County Industrial Development Authority VRDN Revenue Bonds (LOC-TD Bank NA) 0.14% due 07/01/2037(6)	100,000	100,000
Minnesota Office of Higher Education VRDN Series A Revenue Bonds (LOC-US Bank NA) 0.15% due 12/01/2043(6)	610,000	610,000
Mississippi Business Finance Corp. VRDN Series A Revenue Bonds 0.05% due 11/01/2035(6)	385,000	385,000
New Hampshire Health & Education Facilities Authority VRDN Revenue Bonds 0.12% due 06/01/2041(6)	170,000	170,000
New York State Energy Research & Development Authority VRDN Revenue Bonds (LOC-Mizuho Corporate Bank) 0.07% due 05/01/2039(6)	400,000	400,000
Pima County Industrial Development Authority VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.09% due 12/01/2022(6)	300,000	300,000
Rhode Island Health & Educational Building Corp. VRDN Revenue Bonds (LOC-TD Bank NA) 0.09% due 08/15/2036(6)	395,000	395,000
Sacramento Municipal Utility District VRDN Series L Revenue Bonds (LOC-US Bank NA) 0.06% due 08/15/2041(6)	345,000	345,000
Simmons College Massachusetts VRDN Revenue Bonds (LOC-TD Bank NA) 0.15% due 10/01/2022(6)	210,000	210,000

South Carolina Jobs-Economic Development Authority VRDN Series C Revenue Bonds (LOC-Branch Banking & Trust) 0.08% due 02/01/2033(6)	310,000	310,000
St. Louis Industrial Development Authority VRDN Revenue Bonds (LOC-US Bank NA) 0.10% due 12/01/2040(6)	280,000	280,000
State of California VRDN Series A-A2-1 General Obligation Bonds (LOC-Barclays Bank PLC) 0.07% due 05/01/2040(6)	1,115,000	1,115,000
State of Texas VRDN General Obligation Bonds 0.10% due 06/01/2045(6)	400,000	400,000
State of Texas VRDN General Obligation Bonds 0.12% due 12/01/2023(6)	410,000	410,000
State of Texas VRDN General Obligation Bonds 0.13% due 06/01/2020(6)	390,000	390,000
State of Texas VRDN General Obligation Bonds 0.13% due 12/01/2024(6)	240,000	240,000
State of Texas VRDN General Obligation Bonds 0.13% due 12/01/2029(6)	100,000	100,000
State of Texas VRDN General Obligation Bonds 0.17% due 12/01/2026(6)	220,000	220,000
University of Texas System VRDN Series B Revenue Bonds 0.06% due 08/01/2025(6)	580,000	580,000
Wisconsin Health & Educational Facilities Authority VRDN Revenue Bonds (LOC-US Bank NA) 0.07% due 08/15/2033(6)	185,000	185,000
Wisconsin Health & Educational Facilities Authority VRDN Revenue Bonds (LOC-PNC Bank NA) 0.07% due 08/15/2036(6)	795,000	795,000

Total Municipal Bonds & Notes (cost $15,204,995)		15,205,000

U.S. Government Agencies — 21.7%
Federal Farm Credit Bank Disc. Notes 0.01% due 11/01/2013	59,297,000	59,297,000
Federal Home Loan Bank
0.30% due 11/22/2013	135,000	135,008
0.30% due 11/25/2013	95,000	95,007
0.30% due 12/06/2013	300,000	300,031
4.88% due 11/27/2013	270,000	270,899
Federal Home Loan Mtg. Corp. 0.38% due 11/27/2013	174,000	174,022

Total U.S. Government Agencies (cost $60,271,967)		60,271,967

Total Short-Term Investment Securities — 100.5% (cost $278,457,619)		278,425,776

TOTAL INVESTMENTS — ($278,457,619)(7)	100.5%	278,425,776
Liabilities in excess of other assets	(0.5)	(1,379,636)

NET ASSETS	100.0%	$277,046,140

*       Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2013, the aggregate value of these securities was $78,858,804 representing 28.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2) Illiquid security. At October 31, 2013, the aggregate value of these securities was $90,572 representing 0.0% of net assets.
(3) Security in default

(4)    Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(5)    On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of October 31, 2013, represents the Notes’ residual value that may be distributed to the Portfolio.

(6) The security’s effective maturity date is less than one year.
(7) See Note 4 for cost of investments on a tax basis.
FRS — Floating Rate Security
LOC — Letter of Credit
VRDN — Variable Rate Demand Note

The rates shown on FRS and VRDN are the current interest rates at October 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation*

Banks-Foreign-US Branches	37.8%
U.S. Government Agencies	21.7
Asset Backed Commercial Paper/Auto	15.7
Asset Backed Commercial Paper/Fully Supported	8.6
Municipal	5.2
Asset Backed Commercial Paper/Diversified	4.4
Banks-Domestic	3.7
Food & Beverage	1.7
Energy	0.7
Insurance	0.5
Diversified	0.2
Student Loan	0.2
Higher Education	0.1
Asset Backed/Structured Investment	0.0

100.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Asset-Backed Commercial Paper	$—	$79,391,850	$—	$79,391,850
Certificates of Deposit	—	114,967,042	—	114,967,042
Commercial Paper	—	7,948,783	—	7,948,783
U.S. Corporate Notes	—	550,562	90,572	641,134
Municipal Bonds & Notes	—	15,205,000	—	15,205,000
U.S. Government Agencies	—	60,271,967	—	60,271,967

Total	$—	$278,335,204	$90,572	$278,425,776

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES — 0.0%
Diversified Financial Services — 0.0%
SMFC Trust VRS Series 1997-A, Class B1-4 2.71% due 01/28/2027*(1)(2)(3) (cost $653)	$691	$630

U.S. CORPORATE BONDS & NOTES — 80.0%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc. Senior Notes 2.25% due 11/15/2017	2,160,000	2,145,081
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	1,000,000	949,897
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	250,000	244,025
Omnicom Group, Inc. Senior Notes 3.63% due 05/01/2022	1,500,000	1,464,774

		4,803,777

Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 5.00% due 05/01/2023	400,000	381,000
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	675,000	696,938

		1,077,938

Advertising Services — 0.1%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	1,475,000	1,357,000

Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/2015*	3,020,000	3,218,139
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	742,452

		3,960,591

Aerospace/Defense-Equipment — 0.2%
B/E Aerospace, Inc. Senior Notes 5.25% due 04/01/2022	650,000	667,875
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020	575,000	579,313
TransDigm, Inc. Company Guar. Notes 7.50% due 07/15/2021	1,000,000	1,090,000
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/2018	975,000	1,048,125

		3,385,313

Agricultural Chemicals — 0.2%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/2019*	1,940,000	2,149,010

Airlines — 0.3%
Southwest Airlines Co. Senior Notes 5.13% due 03/01/2017	2,500,000	2,756,537
Southwest Airlines Co. Debentures 7.38% due 03/01/2027	1,215,000	1,391,569

		4,148,106

Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	550,000	577,500

Applications Software — 0.2%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	1,200,000	1,380,000
Nuance Communications, Inc. Company Guar. Notes 5.38% due 08/15/2020*	1,250,000	1,240,625
Serena Software, Inc. Company Guar. Notes 10.38% due 03/15/2016	300,000	300,750

		2,921,375

Auto-Cars/Light Trucks — 1.5%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	975,000	1,102,969
Daimler Finance North America LLC Company Guar. Notes 1.65% due 04/10/2015*	660,000	667,045
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	3,500,000	3,480,960
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	1,700,000	1,757,404
Daimler Finance North America LLC Company Guar. Notes 2.95% due 01/11/2017*	4,000,000	4,155,384
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	2,500,000	2,326,055
General Motors Corp. Escrow Notes 7.20% due 01/15/2011†(1)(2)(4)	1,000,000	0
General Motors Corp. Escrow Notes 7.40% due 09/01/2025†(1)(2)(4)	2,800,000	0
General Motors Corp. Escrow Notes 9.45% due 11/01/2011†(1)(2)(4)	250,000	0
Nissan Motor Acceptance Corp. Senior Notes 1.95% due 09/12/2017*	3,380,000	3,376,103
Nissan Motor Acceptance Corp. Senior Notes 4.50% due 01/30/2015*	3,570,000	3,725,438

		20,591,358

Auto/Truck Parts & Equipment-Original — 0.6%
Affinia Group, Inc. Senior Notes 7.75% due 05/01/2021*	1,200,000	1,248,000
American Axle & Manufacturing, Inc. Company Guar. Notes 6.63% due 10/15/2022	250,000	263,750
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	1,925,000	2,175,250
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/2018	575,000	618,125
Delphi Corp. Company Guar. Notes 5.00% due 02/15/2023	375,000	393,750
Lear Corp. Company Guar. Notes 4.75% due 01/15/2023*	1,525,000	1,475,437
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	825,000	903,375
Titan International, Inc. Senior Sec. Notes 6.88% due 10/01/2020*	575,000	589,375
Tomkins LLC/Tomkins, Inc. Sec. Notes 9.00% due 10/01/2018	673,000	736,935

		8,403,997

Auto/Truck Parts & Equipment-Replacement — 0.3%
Allison Transmission, Inc. Company Guar. Notes 7.13% due 05/15/2019*	725,000	781,187
Exide Technologies Senior Sec. Notes 8.63% due 02/01/2018(5)(6)	700,000	546,000
IDQ Holdings, Inc. Senior Sec. Notes 11.50% due 04/01/2017*	650,000	705,250
UCI International, Inc. Company Guar. Notes 8.63% due 02/15/2019	2,025,000	2,085,750

		4,118,187

Banks-Commercial — 1.6%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	3,245,000	3,500,255
CIT Group, Inc. Senior Notes 5.00% due 05/15/2017	600,000	645,000
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	2,250,000	2,432,812
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	250,000	267,813
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	475,000	538,531
City National Corp. Senior Notes 5.25% due 09/15/2020	1,205,000	1,304,056
Discover Bank Senior Notes 2.00% due 02/21/2018	1,700,000	1,681,230
Discover Bank Sub. Notes 8.70% due 11/18/2019	688,000	878,075
HSBC Bank USA Sub. Notes 4.63% due 04/01/2014	1,300,000	1,321,788
HSBC USA, Inc. Senior Notes 1.63% due 01/16/2018	700,000	694,756
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	500,000	511,505
Manufacturers & Traders Trust Co. FRS Sub. Notes 5.63% due 12/01/2021	2,235,000	2,313,225
Union Bank NA Senior Notes 2.63% due 09/26/2018	2,300,000	2,353,783
Wachovia Bank NA Sub. Notes 4.80% due 11/01/2014	2,000,000	2,084,176
Wachovia Bank NA Sub. Notes 4.88% due 02/01/2015	1,350,000	1,418,577

		21,945,582

Banks-Fiduciary — 0.5%
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	2,510,000	2,465,334
Wilmington Trust Corp. Sub. Notes 8.50% due 04/02/2018	3,390,000	4,091,944

		6,557,278

Banks-Super Regional — 0.9%
Banc One Corp. Sub. Debentures 8.00% due 04/29/2027	460,000	606,333
Capital One Financial Corp. Senior Notes 7.38% due 05/23/2014	1,650,000	1,710,695
Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	1,730,000	1,826,155
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	680,000	810,554

PNC Funding Corp. Bank Guar. Notes 5.13% due 02/08/2020	1,260,000	1,421,396
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	1,600,000	1,697,155
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	4,020,000	4,691,819

		12,764,107

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 6.00% due 05/01/2022	775,000	844,750

Brewery — 0.1%
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	1,840,000	1,900,076

Broadcast Services/Program — 0.7%
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	2,175,000	2,191,312
Clear Channel Communications, Inc. Senior Sec. Notes 11.25% due 03/01/2021	325,000	348,969
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series A 6.50% due 11/15/2022	75,000	78,000
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 6.50% due 11/15/2022	1,975,000	2,073,750
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series A 7.63% due 03/15/2020	225,000	237,938
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 7.63% due 03/15/2020	825,000	880,688
Crown Media Holdings, Inc. Company Guar. Notes 10.50% due 07/15/2019	1,750,000	1,968,750
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/2020	1,500,000	1,671,424

		9,450,831

Building & Construction Products-Misc. — 0.6%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	425,000	462,188
Building Materials Corp. of America Senior Sec. Notes 7.50% due 03/15/2020*	200,000	215,500
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	700,000	724,500
Interline Brands, Inc. Company Guar. Notes 7.50% due 11/15/2018	850,000	899,937
Interline Brands, Inc. Senior Notes 10.00% due 11/15/2018(7)	1,150,000	1,259,250
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	2,000,000	2,192,500
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/2018	400,000	441,000
Ply Gem Industries, Inc. Senior Sec. Notes 8.25% due 02/15/2018	1,141,000	1,220,870
Ply Gem Industries, Inc. Company Guar. Notes 9.38% due 04/15/2017	90,000	96,525
Roofing Supply Group LLC/Roofing Supply Finance, Inc. Company Guar. Notes 10.00% due 06/01/2020*	875,000	988,750
USG Corp. Company Guar. Notes 5.88% due 11/01/2021*	225,000	229,500

		8,730,520

Building & Construction-Misc. — 0.0%
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	275,000	262,281

Building Products-Wood — 0.7%
Masco Corp. Senior Bonds 4.80% due 06/15/2015	5,500,000	5,747,500
Masco Corp. Senior Notes 5.85% due 03/15/2017	3,250,000	3,542,500
Masco Corp. Senior Notes 5.95% due 03/15/2022	730,000	773,800

		10,063,800

Building-Residential/Commercial — 0.1%
Allegion US Holding Co., Inc. Company Guar. Notes 5.75% due 10/01/2021*	700,000	726,250

Cable/Satellite TV — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	1,025,000	953,250
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 01/15/2024	300,000	284,250

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	1,250,000	1,293,750
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/2017	800,000	846,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	650,000	710,125
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/2020	150,000	164,250
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. Senior Notes 6.38% due 09/15/2020*	1,325,000	1,374,687
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	375,000	363,750
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	748,000	868,511
COX Communications, Inc. Senior Notes 3.25% due 12/15/2022*	820,000	753,109
COX Communications, Inc. Senior Notes 5.45% due 12/15/2014	1,067,000	1,122,657
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/2041	2,750,000	2,821,401
DISH DBS Corp. Company Guar. Notes 4.63% due 07/15/2017	200,000	208,000
DISH DBS Corp. Company Guar. Notes 5.13% due 05/01/2020	775,000	784,687
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	2,225,000	2,277,844
Time Warner Cable, Inc. Company Guar. Notes 5.50% due 09/01/2041	1,910,000	1,567,600
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/2039	690,000	657,229
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	490,000	583,953

		17,635,053

Capacitors — 0.1%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	900,000	870,750

Casino Hotels — 0.6%
Ameristar Casinos, Inc. Company Guar. Notes 7.50% due 04/15/2021	575,000	631,063
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	700,000	698,250
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	775,000	786,625
MGM Mirage, Inc. Company Guar. Notes 7.50% due 06/01/2016	575,000	645,437
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	950,000	1,035,500
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	1,325,000	1,500,562
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	300,000	352,125
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	1,325,000	1,298,500
Station Casinos LLC Company Guar. Notes 7.50% due 03/01/2021	1,450,000	1,555,125

		8,503,187

Casino Services — 0.1%
Affinity Gaming LLC/Affinity Gaming Finance Corp. Company Guar. Notes 9.00% due 05/15/2018	1,050,000	1,139,250

Cellular Telecom — 1.7%
AT&T Wireless Services, Inc. Senior Notes 8.75% due 03/01/2031	4,750,000	6,709,959
Crown Castle Towers LLC Senior Sec. Notes 5.50% due 01/15/2037*	5,650,000	6,243,809
MetroPCS Wireless, Inc. Company Guar. Notes 6.25% due 04/01/2021*	425,000	444,656
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	1,350,000	1,427,625
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	650,000	680,063

Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023*	1,375,000	1,491,875
Sprint Nextel Corp. Senior Notes 6.00% due 11/15/2022	1,950,000	1,920,750
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	375,000	416,250
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	650,000	788,125
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	2,100,000	2,273,250
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	100,000	105,750
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	100,000	105,625
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	900,000	951,750

		23,559,487

Chemicals-Diversified — 0.4%
Axiall Corp. Company Guar. Notes 4.88% due 05/15/2023*	125,000	119,844
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	825,000	810,562
Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	1,630,000	2,109,696
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021*	675,000	653,063
FMC Corp. Senior Notes 3.95% due 02/01/2022	1,500,000	1,505,772
Momentive Performance Materials, Inc. Senior Sec. Notes 10.00% due 10/15/2020	575,000	603,750
Union Carbide Chemical & Plastics Co., Inc. Debentures 7.88% due 04/01/2023	225,000	276,989

		6,079,676

Chemicals-Plastics — 0.3%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	425,000	431,375
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	1,300,000	1,339,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/2020	725,000	688,750
Rohm & Haas Co. Senior Notes 6.00% due 09/15/2017	1,400,000	1,613,192

		4,072,317

Chemicals-Specialty — 0.3%
Ashland, Inc. Senior Notes 3.88% due 04/15/2018	425,000	427,125
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022	500,000	480,000
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	1,475,000	1,467,625
Omnova Solutions, Inc. Company Guar. Notes 7.88% due 11/01/2018	1,050,000	1,120,875

		3,495,625

Circuit Boards — 0.1%
Viasystems, Inc. Senior Sec. Notes 7.88% due 05/01/2019*	650,000	692,250

Coatings/Paint — 0.5%
RPM International, Inc. Senior Notes 6.13% due 10/15/2019	1,875,000	2,140,178
RPM International, Inc. Senior Note 6.50% due 02/15/2018	2,350,000	2,688,839
US Coatings Acquisition Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	1,550,000	1,646,875

		6,475,892

Commercial Services — 0.4%
Emergency Medical Services Corp. Company Guar. Notes 8.13% due 06/01/2019	1,725,000	1,873,867
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	850,000	944,563
ServiceMaster Co. Company Guar. Notes 7.00% due 08/15/2020	1,700,000	1,674,500
ServiceMaster Co. Senior Notes 7.10% due 03/01/2018	550,000	536,250

ServiceMaster Co. Senior Notes 7.45% due 08/15/2027	175,000	140,000
ServiceMaster Co. Company Guar. Notes 8.00% due 02/15/2020	825,000	845,625

		6,014,805

Commercial Services-Finance — 0.6%
Igloo Holdings Corp. Senior Notes 8.25% due 12/15/2017*(7)	1,425,000	1,460,625
Interactive Data Corp. Company Guar. Notes 10.25% due 08/01/2018	1,250,000	1,381,250
Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	900,000	938,250
Moody’s Corp. Senior Notes 5.50% due 09/01/2020	900,000	982,475
TransUnion Holding Co., Inc. Senior Notes 8.13% due 06/15/2018	725,000	773,031
TransUnion Holding Co., Inc. Senior Notes 9.63% due 06/15/2018	1,900,000	2,056,750

		7,592,381

Communications Software — 0.0%
Aspect Software, Inc. Sec. Notes 10.63% due 05/15/2017	500,000	511,250

Computer Graphics — 0.1%
Logo Merger Sub Corp. Senior Notes 8.38% due 10/15/2020*	1,475,000	1,526,625

Computer Services — 0.3%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*	875,000	861,875
iGate Corp. Company Guar. Notes 9.00% due 05/01/2016	1,025,000	1,101,875
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019	825,000	862,125
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	950,000	1,034,313

		3,860,188

Computers — 0.5%
Apple, Inc. Senior Notes 1.00% due 05/03/2018	1,300,000	1,262,385
Apple, Inc. Senior Notes 2.40% due 05/03/2023	790,000	721,920
Hewlett-Packard Co. Senior Notes 3.30% due 12/09/2016	1,250,000	1,304,782
Hewlett-Packard Co. Senior Notes 4.75% due 06/02/2014	4,100,000	4,192,045

		7,481,132

Computers-Integrated Systems — 0.1%
NCR Corp. Company Guar. Notes 4.63% due 02/15/2021	1,250,000	1,234,375
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	425,000	418,625

		1,653,000

Consulting Services — 0.4%
CoreLogic, Inc. Company Guar. Notes 7.25% due 06/01/2021	1,350,000	1,451,250
SAIC, Inc. Company Guar. Notes 5.95% due 12/01/2040	850,000	842,476
Verisk Analytics, Inc. Company Guar. Notes 4.13% due 09/12/2022	870,000	865,605
Verisk Analytics, Inc. Company Guar. Notes 4.88% due 01/15/2019	2,770,000	2,995,162

		6,154,493

Consumer Products-Misc. — 0.9%
Clorox Co. Senior Notes 3.55% due 11/01/2015	800,000	840,281
Prestige Brands, Inc. Company Guar. Notes 8.13% due 02/01/2020	250,000	277,500
Prestige Brands, Inc. Company Guar. Notes 8.25% due 04/01/2018	875,000	929,687
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	625,000	645,312
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.13% due 04/15/2019	275,000	293,563
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/2019	125,000	138,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.25% due 02/15/2021	4,050,000	4,212,000

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.50% due 05/15/2018	425,000	450,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.00% due 04/15/2019	1,075,000	1,150,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.88% due 08/15/2019	1,275,000	1,410,469
Spectrum Brands, Inc. Company Guar. Notes 6.75% due 03/15/2020	1,500,000	1,612,500

		11,960,187

Containers-Metal/Glass — 0.3%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	950,000	875,188
BOE Merger Corp. Senior Notes 9.50% due 11/01/2017*(7)	925,000	975,875
BWAY Holding Co. Company Guar. Notes 10.00% due 06/15/2018	275,000	299,750
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023*	1,475,000	1,382,812
Greif, Inc. Senior Notes 7.75% due 08/01/2019	900,000	1,019,250

		4,552,875

Containers-Paper/Plastic — 0.7%
Berry Plastics Corp. Sec. Notes 9.50% due 05/15/2018	500,000	542,500
Berry Plastics Corp. Sec. Notes 9.75% due 01/15/2021	700,000	822,500
Graphic Packaging International, Inc. Company Guar. Notes 4.75% due 04/15/2021	950,000	938,125
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	1,250,000	1,237,937
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	915,000	940,948
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/2016*	675,000	696,937
Pactiv LLC Senior Notes 7.95% due 12/15/2025	250,000	232,500
Rock-Tenn Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	684,856
Rock-Tenn Co. Company Guar. Notes 4.45% due 03/01/2019	740,000	792,732
Sealed Air Corp. Senior Notes 8.38% due 09/15/2021*	1,750,000	2,003,750
Sonoco Products Co. Senior Notes 5.75% due 11/01/2040	770,000	823,335

		9,716,120

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	850,000	803,250

Data Processing/Management — 1.1%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	975,000	1,006,687
Audatex North America, Inc. Company Guar. Notes 6.13% due 11/01/2023*	275,000	279,125
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/2018	925,000	989,102
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	3,800,000	3,473,512
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	675,000	718,875
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(7)	3,900,000	4,163,250
First Data Corp. Company Guar. Notes 11.25% due 01/15/2021*	425,000	466,969
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/2017	3,120,000	3,646,918

		14,744,438

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc. Senior Notes 2.75% due 08/15/2016	680,000	699,914

Dialysis Centers — 0.1%
DaVita, Inc. Company Guar. Notes 5.75% due 08/15/2022	1,275,000	1,308,469

Distribution/Wholesale — 0.3%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	475,000	480,937

Ingram Micro, Inc. Senior Notes 5.00% due 08/10/2022	1,800,000	1,815,228
VWR Funding, Inc. Company Guar. Notes 7.25% due 09/15/2017	1,925,000	2,050,125

		4,346,290

Diversified Banking Institutions — 8.0%
Ally Financial, Inc. Company Guar. Notes 3.50% due 07/18/2016	1,100,000	1,127,500
Ally Financial, Inc. Company Guar. Notes 4.75% due 09/10/2018	700,000	728,670
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	1,675,000	1,855,063
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/2020	325,000	380,250
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	950,000	1,128,125
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/2015	1,000,000	1,083,750
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	5,000,000	4,985,790
Bank of America Corp. Senior Notes 3.70% due 09/01/2015	2,000,000	2,095,496
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	9,100,000	10,428,682
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	6,540,000	7,587,074
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	1,430,000	1,554,888
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	1,370,000	1,462,420
Citigroup, Inc. Senior Notes 4.59% due 12/15/2015	2,000,000	2,141,328
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	3,000,000	3,410,661
Citigroup, Inc. Senior Notes 6.00% due 12/13/2013	3,230,000	3,249,338
Citigroup, Inc. Senior Notes 6.88% due 03/05/2038	1,341,000	1,700,063
GMAC LLC Company Guar. Notes 8.00% due 11/01/2031	1,210,000	1,442,925
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/2016	2,350,000	2,480,390
Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/2015	1,000,000	1,050,596
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	9,000,000	10,205,820
Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/2014	900,000	924,228
Goldman Sachs Group, Inc. Senior Notes 6.00% due 06/15/2020	1,000,000	1,157,658
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	3,800,000	4,398,097
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	1,500,000	1,841,840
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	510,000	477,984
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	8,000,000	8,305,544
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	2,330,000	2,694,871
Morgan Stanley Senior Notes 3.45% due 11/02/2015	990,000	1,029,980
Morgan Stanley Senior Notes 3.80% due 04/29/2016	4,740,000	5,008,791
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	3,863,796
Morgan Stanley Senior Notes 4.75% due 03/22/2017	1,450,000	1,589,107
Morgan Stanley Senior Notes 5.50% due 07/24/2020	5,000,000	5,643,900
Morgan Stanley Senior Notes 5.75% due 01/25/2021	4,000,000	4,579,812
Morgan Stanley Senior Notes 5.95% due 12/28/2017	2,130,000	2,435,691
Morgan Stanley Senior Notes 6.00% due 04/28/2015	1,980,000	2,121,261
Morgan Stanley Senior Notes 6.38% due 07/24/2042	450,000	532,430

Morgan Stanley Notes 6.63% due 04/01/2018	3,090,000	3,624,008

		110,327,827

Diversified Financial Services — 2.9%
General Electric Capital Corp. Senior Notes 2.90% due 01/09/2017	2,300,000	2,414,101
General Electric Capital Corp. Senior Notes 2.95% due 05/09/2016	5,290,000	5,547,030
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	21,000,000	20,243,391
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	3,000,000	3,293,430
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	7,580,000	8,792,603

		40,290,555

Diversified Manufacturing Operations — 0.6%
Harsco Corp. Senior Notes 5.75% due 05/15/2018	3,128,000	3,351,145
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	875,000	927,500
Koppers, Inc. Company Guar. Notes 7.88% due 12/01/2019	600,000	651,000
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/2021	3,540,000	3,728,994

		8,658,639

E-Commerce/Services — 0.2%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	987,130
IAC/InterActiveCorp. Company Guar. Notes 4.75% due 12/15/2022	1,675,000	1,587,062

		2,574,192

Educational Software — 0.1%
SSI Investments II/SSI Co-Issuer LLC Company Guar. Notes 11.13% due 06/01/2018	1,450,000	1,587,750

Electric-Distribution — 0.1%
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/2017*	1,007,035	1,074,818

Electric-Integrated — 2.6%
American Electric Power Co., Inc. Senior Notes 2.95% due 12/15/2022	1,900,000	1,777,494
Appalachian Power Co. Senior Notes 7.95% due 01/15/2020	720,000	906,438
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,177,524
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/2017	820,000	960,115
Dominion Resources, Inc Senior Notes 5.95% due 06/15/2035	1,500,000	1,683,417
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. Senior Sec. Notes 6.88% due 08/15/2017*	350,000	357,875
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. Senior Sec. Notes 10.00% due 12/01/2020	1,325,000	1,391,250
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	3,900,000	3,819,067
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	500,228
FirstEnergy Solutions Corp. Company Guar. Notes 6.05% due 08/15/2021	585,000	632,214
FPL Energy National Wind Portfolio LLC Sec. Notes 6.13% due 03/25/2019*(2)	158,532	133,292
FPL Group Capital, Inc. Company Guar. Notes 7.88% due 12/15/2015	280,000	319,302
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	1,000,000	1,068,958
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/2037	4,750,000	5,309,122
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	1,800,000	1,741,574
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	2,000,081
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.50% due 06/01/2021	2,000,000	2,112,446
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	592,380
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,000,000	983,792

PPL Energy Supply LLC Senior Notes 6.00% due 12/15/2036	1,540,000	1,499,324
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	748,386
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,141,850
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/2019	810,000	927,550
Westar Energy, Inc. 1st Mtg. Bonds 5.88% due 07/15/2036	860,000	885,434
Westar Energy, Inc. 1st Mtg. Bonds 6.00% due 07/01/2014	2,000,000	2,071,820

		35,740,933

Electronic Components-Misc. — 0.0%
Stoneridge, Inc. Senior Sec. Notes 9.50% due 10/15/2017*	350,000	379,750

Electronic Components-Semiconductors — 0.2%
Advanced Micro Devices, Inc. Senior Notes 7.50% due 08/15/2022	125,000	121,250
Advanced Micro Devices, Inc. Senior Notes 7.75% due 08/01/2020	400,000	400,000
Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	1,000,000	1,011,250
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/2018*	625,000	675,781
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	597,000	679,088

		2,887,369

Electronic Forms — 0.1%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2015	1,340,000	1,381,103

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc. Senior Notes 3.20% due 10/01/2022	1,170,000	1,106,036
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	1,200,000	1,173,490

		2,279,526

Engineering/R&D Services — 0.1%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	1,170,000	1,139,032

Enterprise Software/Service — 0.8%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	1,925,000	2,035,687
BMC Software, Inc. Senior Notes 7.25% due 06/01/2018	1,175,000	1,216,125
Eagle Midco, Inc. Senior Notes 9.00% due 06/15/2018*	1,225,000	1,255,625
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,575,000	1,708,875
Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019	1,000,000	1,130,000
Infor US, Inc. Company Guar. Notes 11.50% due 07/15/2018	1,850,000	2,146,000
Sophia LP/Sophia Finance, Inc. Company Guar. Notes 9.75% due 01/15/2019*	1,675,000	1,825,750

		11,318,062

Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	250,000	258,750
Activision Blizzard, Inc. Company Guar. Notes 6.13% due 09/15/2023*	550,000	574,750

		833,500

Finance-Auto Loans — 1.0%
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	3,600,000	3,747,326
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	550,000	565,831
Ford Motor Credit Co., LLC Senior Notes 4.38% due 08/06/2023	3,000,000	3,084,258
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/2018	2,500,000	2,770,383
General Motors Financial Co., Inc. Senior Notes 3.25% due 05/15/2018*	100,000	99,625
General Motors Financial Co., Inc. Senior Notes 4.25% due 05/15/2023*	350,000	336,000
Hyundai Capital America Notes 2.88% due 08/09/2018*	2,500,000	2,542,798

		13,146,221

Finance-Commercial — 0.2%
Football Trust V Pass Through Certs. 5.35% due 10/05/2020*(2)	2,400,000	2,676,002

Finance-Consumer Loans — 0.5%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	6,178,000	7,179,923

Finance-Credit Card — 0.4%
Capital One Bank USA Sub. Notes 3.38% due 02/15/2023	3,900,000	3,717,324
Discover Financial Services Senior Notes 3.85% due 11/21/2022	2,212,000	2,145,563

		5,862,887

Finance-Investment Banker/Broker — 1.5%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	3,810,000	4,594,597
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,163,082
Jefferies Group, Inc. Senior Notes 6.88% due 04/15/2021	2,750,000	3,107,500
Jefferies Group, Inc. Senior Notes 8.50% due 07/15/2019	3,870,000	4,707,739
Raymond James Financial, Inc. Senior Notes 4.25% due 04/15/2016	1,215,000	1,291,687
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,285,998
Raymond James Financial, Inc. Senior Notes 8.60% due 08/15/2019	2,650,000	3,365,368

		20,515,971

Finance-Other Services — 0.4%
Cantor Fitzgerald LP Bonds 7.88% due 10/15/2019*	2,200,000	2,293,144
Harley-Davidson Financial Services, Inc. Company Guar. Notes 2.70% due 03/15/2017*	910,000	940,775
Harley-Davidson Financial Services, Inc. Company Guar. Notes 3.88% due 03/15/2016*	1,190,000	1,263,407
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 10.38% due 11/01/2018	1,155,000	1,584,935

		6,082,261

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Debentures 6.63% due 10/01/2028	250,000	227,500

Firearms & Ammunition — 0.1%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	1,350,000	1,420,875

Food-Dairy Products — 0.1%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/2016	850,000	945,625
Dean Foods Co. Company Guar. Notes 9.75% due 12/15/2018	700,000	793,625

		1,739,250

Food-Meat Products — 0.3%
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	725,000	763,063
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/2017	750,000	871,875
Sun Merger Sub, Inc. Senior Notes 5.25% due 08/01/2018*	575,000	600,875
Sun Merger Sub, Inc. Senior Notes 5.88% due 08/01/2021*	550,000	574,750
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/2022	1,250,000	1,296,451

		4,107,014

Food-Misc./Diversified — 1.4%
ARAMARK Corp. Company Guar. Notes 5.75% due 03/15/2020*	2,500,000	2,618,750
ConAgra Foods, Inc. Senior Notes 3.20% due 01/25/2023	1,250,000	1,192,694
ConAgra Foods, Inc. Senior Notes 6.63% due 08/15/2039	1,030,000	1,200,195
Del Monte Corp. Company Guar. Notes 7.63% due 02/15/2019	2,500,000	2,603,125
Hawk Acquisition Sub, Inc. Senior Sec. Notes 4.25% due 10/15/2020*	2,825,000	2,733,187
Kellogg Co. Senior Notes 1.75% due 05/17/2017	1,580,000	1,595,122
Michael Foods Group, Inc. Company Guar. Notes 9.75% due 07/15/2018	1,650,000	1,800,563
Michael Foods Holding, Inc. Senior Notes 8.50% due 07/15/2018*(7)	1,925,000	2,026,063

Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	1,310,000	1,559,463
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 4.88% due 05/01/2021*	1,850,000	1,766,750

		19,095,912

Food-Retail — 0.1%
Jitney-Jungle Stores of America, Inc. Escrow Notes 10.38% due 09/15/2007†(1)(2)	125,000	0
Kroger Co. Senior Notes 6.90% due 04/15/2038	940,000	1,114,824

Food-Wholesale/Distribution — 0.3%
US Foods, Inc. Company Guar. Notes 8.50% due 06/30/2019	3,675,000	3,941,438

Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 6.13% due 10/15/2020	300,000	319,500

Forestry — 0.2%
Weyerhaeuser Co. Senior Notes 7.38% due 10/01/2019	2,000,000	2,450,710

Gambling (Non-Hotel) — 0.3%
Mohegan Tribal Gaming Authority Senior Notes 9.75% due 09/01/2021*	1,200,000	1,293,000
Pinnacle Entertainment, Inc. Company Guar. Notes 7.75% due 04/01/2022	300,000	328,125
PNK Finance Corp. Senior Notes 6.38% due 08/01/2021*	1,275,000	1,338,750
Seminole Indian Tribe of Florida Notes 7.75% due 10/01/2017*	200,000	212,250
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/2020*	965,000	1,042,200

		4,214,325

Gas-Distribution — 0.4%
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	230,000	296,408
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/2014	880,000	920,373
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	700,000	772,305
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,308,505
Sempra Energy Senior Notes 6.50% due 06/01/2016	2,230,000	2,527,473

		5,825,064

Gold Mining — 0.1%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/2035	760,000	672,218

Health Care Cost Containment — 0.1%
Truven Health Analytics, Inc. Company Guar. Notes 10.63% due 06/01/2020	750,000	850,313

Home Decoration Products — 0.1%
RSI Home Products, Inc. Sec. Notes 6.88% due 03/01/2018*	1,125,000	1,181,250

Home Furnishings — 0.1%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	1,250,000	1,287,500

Hotels/Motels — 0.7%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	2,400,000	2,502,000
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	600,000	631,500
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 5.63% due 10/15/2021*	800,000	822,000
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	870,000	820,329
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	1,550,000	1,574,780
Wyndham Worldwide Corp. Senior Notes 4.25% due 03/01/2022	2,090,000	2,083,615
Wyndham Worldwide Corp. Senior Notes 5.63% due 03/01/2021	610,000	664,535
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/2016	11,000	12,177

		9,110,936

Housewares — 0.1%
Libbey Glass, Inc. Senior Sec. Notes 6.88% due 05/15/2020	1,195,000	1,284,625

Independent Power Producers — 0.3%
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	250,000	259,375
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	365,000	394,200
Dynegy, Inc. Company Guar. Notes 5.88% due 06/01/2023*	825,000	779,625
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	1,750,000	1,986,250
NRG Energy, Inc. Company Guar. Notes 7.63% due 05/15/2019	275,000	292,875
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	175,000	193,375

		3,905,700

Insurance-Life/Health — 1.6%
Aflac, Inc. Senior Notes 3.63% due 06/15/2023	2,900,000	2,867,813
Aflac, Inc. Senior Notes 8.50% due 05/15/2019	2,380,000	3,097,077
Lincoln National Corp. Senior Notes 4.00% due 09/01/2023	2,000,000	2,026,948
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	900,000	937,779
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	1,837,653
Pacific Life Corp. Senior Bonds 6.60% due 09/15/2033*	2,700,000	3,032,675
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	1,240,000	1,188,644
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	850,000	834,365
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	2,200,000	2,358,237
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,005,069
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,622,912

		21,809,172

Insurance-Multi-line — 0.7%
CNA Financial Corp. Senior Notes 5.75% due 08/15/2021	900,000	1,028,668
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	570,000	661,336
CNA Financial Corp. Senior Notes 6.50% due 08/15/2016	410,000	463,685
CNA Financial Corp. Senior Notes 7.35% due 11/15/2019	810,000	998,391
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	1,775,000	1,985,188
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	755,000	924,705
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/2016	830,000	908,123
MetLife, Inc. Senior Notes 6.75% due 06/01/2016	2,100,000	2,406,657

		9,376,753

Insurance-Mutual — 1.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	2,600,000	2,601,266
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	180,000	190,302
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	625,675
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	3,600,000	3,657,154
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	3,350,000	4,912,768
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	528,768
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,136,720

Union Central Life Insurance Co. Notes 8.20% due 11/01/2026*(2)	1,250,000	1,423,428

		15,076,081

Insurance-Property/Casualty — 0.2%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/2015	2,050,000	2,202,471

Internet Security — 0.0%
VeriSign, Inc. Company Guar. Notes 4.63% due 05/01/2023	275,000	267,781

Investment Management/Advisor Services — 1.3%
Blackrock, Inc. Senior Notes 6.25% due 09/15/2017	4,200,000	4,919,557
Eaton Vance Corp. Senior Notes 3.63% due 06/15/2023	1,100,000	1,090,426
Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	288,000	333,064
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,385,487
FMR LLC Notes 7.49% due 06/15/2019*	400,000	488,837
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	2,789,189
Franklin Resources, Inc. Senior Notes 4.63% due 05/20/2020	890,000	979,017
Janus Capital Group, Inc. Senior Notes 6.70% due 06/15/2017	1,450,000	1,638,040
Legg Mason, Inc. Senior Notes 5.50% due 05/21/2019	985,000	1,083,433
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.63% due 03/15/2020*	275,000	285,312
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	725,000	741,312
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/2015	430,000	417,100
Nuveen Investments, Inc. Senior Notes 9.50% due 10/15/2020*	2,100,000	2,000,250

		18,151,024

Machine Tools & Related Products — 0.1%
Mcron Finance Sub LLC/Mcron Finance Corp. Senior Sec. Notes 8.38% due 05/15/2019*	650,000	719,875
Milacron LLC/Mcron Finance Corp. Company Guar. Notes 7.75% due 02/15/2021*	200,000	209,000

		928,875

Machinery-Farming — 0.2%
AGCO Corp. Senior Notes 5.88% due 12/01/2021	2,350,000	2,591,780

Machinery-General Industrial — 0.1%
Renaissance Acquisition Corp. Senior Notes 6.88% due 08/15/2021*	900,000	915,750
Roper Industries, Inc. Senior Notes 6.25% due 09/01/2019	290,000	338,290

		1,254,040

Machinery-Thermal Process — 0.0%
Cleaver-Brooks, Inc. Senior Sec. Notes 8.75% due 12/15/2019*	550,000	598,125

Medical Information Systems — 0.2%
Healthcare Technology Intermediate, Inc. Senior Notes 7.38% due 09/01/2018*(7)	1,700,000	1,757,375
Legend Acquisition Sub, Inc. Senior Notes 10.75% due 08/15/2020*	675,000	398,250

		2,155,625

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.75% due 08/23/2022	750,000	735,992

Medical Products — 0.7%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020	1,175,000	1,248,437
Biomet, Inc. Company Guar. Notes 6.50% due 10/01/2020	1,900,000	1,976,000
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 7.75% due 04/15/2018	1,825,000	1,843,250
DJO Finance LLC/DJO Finance Corp. Notes 8.75% due 03/15/2018	200,000	219,000

DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 9.88% due 04/15/2018	275,000	294,938
Stryker Corp. Senior Notes 1.30% due 04/01/2018	2,000,000	1,979,542
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	1,150,000	1,207,500
Zimmer Holdings, Inc. Senior Notes 5.75% due 11/30/2039	600,000	673,044

		9,441,711

Medical-Biomedical/Gene — 0.4%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,471,354
Gilead Sciences, Inc. Senior Notes 4.50% due 04/01/2021	2,620,000	2,849,538

		5,320,892

Medical-Drugs — 0.1%
Grifols, Inc. Company Guar. Notes 8.25% due 02/01/2018	1,075,000	1,154,281

Medical-HMO — 0.2%
MultiPlan, Inc. Company Guar. Notes 9.88% due 09/01/2018*	1,925,000	2,127,125
WellPoint, Inc. Senior Notes 5.85% due 01/15/2036	760,000	831,278

		2,958,403

Medical-Hospitals — 1.1%
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	825,000	866,250
HCA Holdings, Inc. Senior Notes 7.75% due 05/15/2021	900,000	985,500
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	575,000	605,188
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	800,000	890,000
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	4,475,000	5,028,781
HCA, Inc. Senior Notes 7.50% due 11/06/2033	425,000	427,125
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,875,000	1,987,500
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021*	900,000	864,000
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	1,100,000	1,067,000
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	1,500,000	1,642,500
United Surgical Partners International, Inc. Company Guar. Notes 9.00% due 04/01/2020	1,075,000	1,204,000

		15,567,844

Metal Processors & Fabrication — 0.4%
Dynacast International LLC/Dynacast Finance, Inc. Sec. Notes 9.25% due 07/15/2019	1,125,000	1,237,500
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/2020	3,550,000	3,892,681

		5,130,181

Metal-Aluminum — 0.3%
Alcoa, Inc. Senior Notes 5.40% due 04/15/2021	2,200,000	2,252,246
Alcoa, Inc. Senior Notes 5.55% due 02/01/2017	1,470,000	1,585,230
Century Aluminum Co. Sec. Notes 7.50% due 06/01/2021*	800,000	752,000

		4,589,476

Metal-Copper — 0.1%
Southern Copper Corp. Senior Notes 3.50% due 11/08/2022	755,000	704,198
Southern Copper Corp. Senior Notes 6.75% due 04/16/2040	950,000	936,564

		1,640,762

Multimedia — 1.5%
NBCUniversal Media LLC Senior Notes 2.88% due 01/15/2023	2,710,000	2,614,351
NBCUniversal Media LLC Senior Notes 5.15% due 04/30/2020	1,100,000	1,257,725
NBCUniversal Media LLC Senior Notes 5.95% due 04/01/2041	2,000,000	2,302,690

NBCUniversal Media LLC Senior Notes 6.40% due 04/30/2040	1,125,000	1,361,199
News America Holdings, Inc. Company Guar. Bonds 8.00% due 10/17/2016	650,000	772,584
News America Inc. Company Guar. Notes 3.00% due 09/15/2022	2,000,000	1,909,110
News America, Inc. Company Guar. Bonds 7.63% due 11/30/2028	1,000,000	1,254,356
Time Warner, Inc. Company Guar. Notes 6.20% due 03/15/2040	1,500,000	1,672,950
Time Warner, Inc. Company Guar. Bonds 6.25% due 03/29/2041	2,570,000	2,889,893
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	2,725,000	2,784,470
Walt Disney Co. Senior Notes 3.75% due 06/01/2021	1,690,000	1,778,387

		20,597,715

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/2019	1,000,000	1,139,701

Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/2019	1,950,000	2,159,625
CDW LLC/CDW Finance Corp. Company Guar. Notes 12.54% due 10/12/2017	64,000	66,560
Xerox Corp. Senior Notes 2.95% due 03/15/2017	670,000	690,119
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	856,833

		3,773,137

Oil & Gas Drilling — 0.3%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	2,200,000	2,226,167
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	700,000	739,743
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023*	1,150,000	1,177,381

		4,143,291

Oil Companies-Exploration & Production — 2.1%
Antero Resources Finance Corp. Company Guar. Notes 5.38% due 11/01/2021*	725,000	736,781
Antero Resources Finance Corp. Company Guar. Notes 6.00% due 12/01/2020	1,225,000	1,292,375
Approach Resources, Inc. Company Guar. Notes 7.00% due 06/15/2021	1,125,000	1,170,000
Athlon Holdings LP/Athlon Finance Corp. Company Guar. Notes 7.38% due 04/15/2021*	1,025,000	1,071,125
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	975,000	1,062,750
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	700,000	756,000
Chaparral Energy, Inc. Company Guar. Notes 9.88% due 10/01/2020	900,000	1,026,000
Chesapeake Energy Corp. Company Guar. Notes 5.38% due 06/15/2021	525,000	546,000
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	800,000	848,000
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/2020	900,000	1,017,000
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. Company Guar. Notes 6.63% due 11/15/2019	1,000,000	1,047,500
Comstock Resources, Inc. Company Guar. Notes 9.50% due 06/15/2020	400,000	444,000
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	450,000	466,875
Concho Resources, Inc. Senior Notes 7.00% due 01/15/2021	500,000	557,500
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	225,000	226,969
Energy XXI Gulf Coast, Inc. Company Guar. Notes 7.50% due 12/15/2021*	675,000	705,375
Energy XXI Gulf Coast, Inc. Company Guar. Notes 7.75% due 06/15/2019	275,000	294,250
Energy XXI Gulf Coast, Inc. Company Guar. Notes 9.25% due 12/15/2017	850,000	947,750

EP Energy LLC/EP Energy Finance, Inc. Senior Notes 9.38% due 05/01/2020	700,000	808,500
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	250,000	268,750
EPE Holdings LLC/EP Energy Bond Co., Inc. Senior Notes 8.88% due 12/15/2017*(7)(11)	417,158	436,973
Forest Oil Corp. Company Guar. Bonds 7.25% due 06/15/2019	1,225,000	1,237,250
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/2019	100,000	99,750
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.00% due 11/01/2019*	850,000	847,875
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	825,000	851,813
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	600,000	639,000
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	1,325,000	1,351,500
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	1,625,000	1,681,875
Oasis Petroleum, Inc. Company Guar. Notes 6.50% due 11/01/2021	925,000	1,001,312
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022*	500,000	540,000
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	325,000	352,625
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 12/15/2015	800,000	858,000
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	299,250
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/2021	1,100,000	1,166,000
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	500,000	518,750
SandRidge Energy, Inc. Company Guar. Notes 8.13% due 10/15/2022	400,000	426,000
SM Energy Co. Senior Notes 5.00% due 01/15/2024*	325,000	317,688
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019	1,125,000	1,212,187

		29,131,348

Oil Companies-Integrated — 0.8%
BP Capital Markets America, Inc. Company Guar. Notes 4.20% due 06/15/2018	1,450,000	1,583,736
Hess Corp. Senior Notes 5.60% due 02/15/2041	2,000,000	2,141,264
PC Financial Partnership Company Guar. Notes 5.00% due 11/15/2014	1,800,000	1,877,317
Phillips 66 Company Guar. Notes 1.95% due 03/05/2015	1,460,000	1,483,251
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	2,490,000	2,585,459
XTO Energy, Inc. Senior Notes 6.38% due 06/15/2038	440,000	576,475
XTO Energy, Inc. Senior Notes 6.75% due 08/01/2037	605,000	817,876

		11,065,378

Oil Refining & Marketing — 0.5%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	827,633
Valero Energy Corp. Senior Notes 7.50% due 04/15/2032	1,540,000	1,874,522
Valero Energy Corp. Senior Notes 9.38% due 03/15/2019	3,340,000	4,359,769

		7,061,924

Oil-Field Services — 0.2%
Basic Energy Services, Inc. Company Guar. Notes 7.75% due 02/15/2019	600,000	622,500
Basic Energy Services, Inc. Company Guar. Notes 7.75% due 10/15/2022	250,000	252,500
SESI LLC Company Guar. Notes 6.38% due 05/01/2019	450,000	477,000

SESI LLC Company Guar. Notes 7.13% due 12/15/2021	950,000	1,050,938

		2,402,938

Paper & Related Products — 0.5%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	475,000	434,625
International Paper Co. Senior Notes 7.30% due 11/15/2039	1,000,000	1,248,131
International Paper Co. Senior Notes 7.50% due 08/15/2021	1,020,000	1,267,069
Plum Creek Timberlands LP Company Guar. Notes 3.25% due 03/15/2023	1,370,000	1,276,802
Plum Creek Timberlands LP Company Guar. Notes 4.70% due 03/15/2021	1,200,000	1,243,496
Pope & Talbot, Inc. Debentures 8.38% due 06/01/2013†(1)(2)(6)(12)	250,000	25
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*	975,000	984,750
Westvaco Corp. Debentures 7.65% due 03/15/2027	750,000	792,622

		7,247,520

Pharmacy Services — 0.1%
Omnicare, Inc. Company Guar. Notes 7.75% due 06/01/2020	700,000	775,250

Pipelines — 2.5%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	1,100,000	1,094,500
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	525,000	563,063
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.13% due 04/01/2021	423,000	486,347
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.13% due 03/01/2022*	450,000	460,125
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 8.88% due 02/15/2018	300,000	319,500
El Paso Corp. Senior Notes 7.25% due 06/01/2018	525,000	594,671
El Paso LLC Senior Sec. Notes 6.50% due 09/15/2020	600,000	641,153
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,975,000	2,281,125
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	2,750,000	2,870,860
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 06/01/2015	900,000	939,289
Enterprise Products Operating LLC Company Guar. Notes 9.75% due 01/31/2014	3,370,000	3,444,686
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.50% due 03/01/2020	500,000	523,750
Inergy Midstream LP/ NRGM Finance Corp. Company Guar. Notes 6.00% due 12/15/2020*	375,000	383,438
Kinder Morgan Energy Partners LP Senior Notes 3.95% due 09/01/2022	3,100,000	3,074,034
Kinder Morgan Energy Partners LP Senior Notes 5.80% due 03/15/2035	2,540,000	2,639,350
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/2041	570,000	630,849
Kinder Morgan Energy Partners LP Senior Notes 6.55% due 09/15/2040	2,960,000	3,322,902
Kinder Morgan, Inc. Senior Sec. Notes 5.63% due 11/15/2023*	825,000	825,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	300,000	291,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2020	675,000	739,125
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023*	200,000	185,000
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 6.88% due 12/01/2018	950,000	1,026,000
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 02/01/2021*	1,550,000	1,565,500

Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023*	100,000	98,000
Southern Star Central Corp. Senior Notes 6.75% due 03/01/2016	700,000	710,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	275,000	281,188
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	575,000	595,125
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,386,290
Williams Partners LP Senior Notes 5.25% due 03/15/2020	2,720,000	2,977,328

		34,949,698

Power Converter/Supply Equipment — 0.2%
Hubbell, Inc. Senior Notes 5.95% due 06/01/2018	2,160,000	2,470,897

Printing-Commercial — 0.1%
Mustang Merger Corp. Senior Notes 8.50% due 08/15/2021*	825,000	847,688

Protection/Safety — 0.1%
Monitronics Escrow Corp. Senior Notes 9.13% due 04/01/2020*	250,000	265,000
Monitronics International, Inc. Company Guar. Notes 9.13% due 04/01/2020	675,000	715,500

		980,500

Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	325,000	336,375
Gannett Co., Inc. Company Guar. Notes 6.38% due 10/15/2023*	1,050,000	1,107,750

		1,444,125

Publishing-Periodicals — 0.2%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	1,200,000	1,206,000
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 4.50% due 10/01/2020	1,300,000	1,274,000
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 7.75% due 10/15/2018	325,000	354,250

		2,834,250

Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 8.00% due 06/01/2019	425,000	453,688

Racetracks — 0.2%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020*	850,000	856,375
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023*	500,000	505,000
Penn National Gaming, Inc. Senior Notes 5.88% due 11/01/2021*	700,000	701,750

		2,063,125

Radio — 0.5%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	1,075,000	1,134,125
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	950,000	1,080,625
Sirius XM Radio, Inc. Senior Notes 4.25% due 05/15/2020*	100,000	95,375
Sirius XM Radio, Inc. Senior Notes 4.63% due 05/15/2023*	550,000	504,625
Sirius XM Radio, Inc. Company Guar. Notes 5.25% due 08/15/2022*	975,000	989,625
Sirius XM Radio, Inc. Senior Notes 5.88% due 10/01/2020*	1,250,000	1,293,750
Townsquare Radio LLC/Townsquare Radio, Inc. Company Guar. Notes 9.00% due 04/01/2019*	1,150,000	1,230,500

		6,328,625

Real Estate Investment Trusts — 2.4%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.90% due 06/15/2023	2,100,000	2,019,408
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	1,100,000	1,126,819
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	1,540,000	1,744,792

American Tower Corp. Senior Notes 4.50% due 01/15/2018	900,000	968,214
American Tower Corp. Senior Notes 5.00% due 02/15/2024	1,400,000	1,438,055
Boston Properties LP Notes 3.80% due 02/01/2024	1,400,000	1,376,171
Boston Properties LP Senior Notes 5.88% due 10/15/2019	3,000,000	3,496,356
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/2017	910,000	1,021,472
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	200,000	212,546
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/2020	1,750,000	2,015,848
Host Hotels & Resorts LP Senior Notes 6.00% due 10/01/2021	300,000	332,080
Liberty Property LP Senior Notes 6.63% due 10/01/2017	1,300,000	1,498,791
ProLogis LP Company Guar. Notes 3.35% due 02/01/2021	3,150,000	3,150,224
ProLogis LP Company Guar. Notes 4.25% due 08/15/2023	2,100,000	2,125,712
Simon Property Group LP Senior Notes 6.13% due 05/30/2018	1,350,000	1,593,882
Simon Property Group LP Senior Notes 6.75% due 05/15/2014	2,025,000	2,059,265
Tanger Properties LP Senior Notes 6.13% due 06/01/2020	1,760,000	2,057,982
UDR, Inc. Company Guar. Notes 4.63% due 01/10/2022	710,000	742,681
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	3,675,000	4,569,642

		33,549,940

Real Estate Management/Services — 0.2%
Healthcare Trust of America Holdings LP Company Guar. Notes 3.70% due 04/15/2023*	2,300,000	2,169,254
ProLogis LP Senior Notes 6.88% due 03/15/2020	339,000	404,296

		2,573,550

Real Estate Operations & Development — 0.2%
Post Apartment Homes LP Senior Notes 3.38% due 12/01/2022	1,520,000	1,432,401
Regency Centers LP Company Guar. Notes 4.80% due 04/15/2021	1,200,000	1,273,690
Susa Partnership LP Senior Notes 8.20% due 06/01/2017	250,000	299,909

		3,006,000

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	250,000	9

Rental Auto/Equipment — 0.8%
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	4,212,708
ERAC USA Finance LLC Company Guar. Notes 6.38% due 10/15/2017*	2,680,000	3,123,551
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	175,000	184,188
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	450,000	471,375
Hertz Corp. Company Guar. Notes 6.75% due 04/15/2019	1,000,000	1,078,750
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 8.25% due 02/01/2021	250,000	283,125
United Rentals North America, Inc. Company Guar. Notes 7.38% due 05/15/2020	75,000	83,625
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	75,000	84,000
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/2020	1,175,000	1,313,062

		10,834,384

Research & Development — 0.2%
Jaguar Holding Co. I Senior Notes 9.38% due 10/15/2017*(7)	1,575,000	1,669,500

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. Senior Notes 9.50% due 12/01/2019*	1,050,000	1,178,625

		2,848,125

Resorts/Theme Parks — 0.2%
Cedar Fair LP Company Guar. Notes 5.25% due 03/15/2021*	575,000	566,375
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 9.13% due 08/01/2018	975,000	1,067,625
HRP Myrtle Beach Operations LLC Sec. Notes 7.38% due 04/01/2012*†(1)(2)(4)(12)(13)	475,000	0
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	1,675,000	1,645,688

		3,279,688

Retail-Apparel/Shoe — 0.2%
Gymboree Corp. Senior Notes 9.13% due 12/01/2018	725,000	701,438
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	900,000	927,000
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/2020	500,000	566,250
PVH Corp. Senior Notes 4.50% due 12/15/2022	875,000	833,437

		3,028,125

Retail-Arts & Crafts — 0.2%
Michaels FinCo, Holdings LLC/Michaels FinCo., Inc. Senior Notes 7.50% due 08/01/2018*(7)	1,650,000	1,703,625
Michaels Stores, Inc. Company Guar. Notes 7.75% due 11/01/2018	1,550,000	1,672,063

		3,375,688

Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	840,000	843,145
O’Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	800,000	784,637
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	1,040,000	1,109,391

		2,737,173

Retail-Automobile — 0.0%
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	650,000	648,375

Retail-Bedding — 0.2%
Serta Simmons Holdings LLC Senior Notes 8.13% due 10/01/2020*	1,975,000	2,103,375

Retail-Building Products — 0.2%
Hillman Group, Inc. Company Guar. Notes 10.88% due 06/01/2018	1,325,000	1,437,625
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	1,510,000	1,784,400

		3,222,025

Retail-Drug Store — 0.0%
CVS Pass-Through Trust Pass Through Certs. 5.30% due 01/11/2027*	536,279	587,536

Retail-Fabric Store — 0.2%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(7)	1,075,000	1,115,313
Jo-Ann Stores, Inc. Senior Notes 8.13% due 03/15/2019*	1,875,000	1,931,250

		3,046,563

Retail-Jewelry — 0.1%
Claire’s Stores, Inc. Senior Sec. Notes 6.13% due 03/15/2020*	1,250,000	1,259,375

Retail-Leisure Products — 0.2%
Party City Holdings, Inc. Company Guar. Notes 8.88% due 08/01/2020*	925,000	1,010,563
PC Nextco Holdings LLC/PC Nextco Finance, Inc. Company Guar. Notes 8.75% due 08/15/2019*(7)	1,825,000	1,884,312

		2,894,875

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.50% due 11/01/2023	125,000	126,250
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	300,000	311,250

Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	675,000	745,875

		1,183,375

Retail-Pet Food & Supplies — 0.2%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/2018*	1,250,000	1,345,313
Petco Holdings, Inc. Senior Notes 8.50% due 10/15/2017*(7)	1,675,000	1,708,500

		3,053,813

Retail-Propane Distribution — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 7.38% due 08/01/2021	1,016,000	1,094,740

Retail-Regional Department Stores — 0.1%
Neiman Marcus Group LLC Company Guar. Notes 8.00% due 10/15/2021*	375,000	383,906
Neiman Marcus Group LLC Company Guar. Notes 8.75% due 10/15/2021*(7)	875,000	899,063

		1,282,969

Retail-Restaurants — 0.3%
DineEquity, Inc. Company Guar. Notes 9.50% due 10/30/2018	1,650,000	1,835,625
NPC International, Inc./NPC Operating Co. Company Guar. Notes 10.50% due 01/15/2020	1,350,000	1,555,875
Shearer’s Foods LLC/Chip Fin Corp. Senior Sec. Notes 9.00% due 11/01/2019*	925,000	978,187

		4,369,687

Retail-Sporting Goods — 0.2%
Academy Ltd./Academy Finance Corp. Company Guar. Notes 9.25% due 08/01/2019*	1,225,000	1,358,219
New Academy Finance Co., LLC/New Academy Finance Corp. Senior Notes 8.00% due 06/15/2018*(7)	1,700,000	1,738,250

		3,096,469

Schools — 0.2%
Boston University Senior Notes 7.63% due 07/15/2097	2,000,000	2,384,636
University of Southern California Senior Bonds 5.25% due 10/01/2111	850,000	952,088

		3,336,724

Semiconductor Equipment — 0.3%
KLA-Tencor Corp. Senior Notes 6.90% due 05/01/2018	2,640,000	3,131,449
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021*	750,000	750,000

		3,881,449

Special Purpose Entities — 0.9%
Army Hawaii Family Housing Trust Company Guar. Bonds 5.52% due 06/15/2050*	790,000	779,540
Camp Pendleton & Quantico Housing LLC Bonds 5.57% due 10/01/2050*	1,610,000	1,619,354
General Electric Capital Corp./LJ VP Holdings LLC Senior Notes 3.80% due 06/18/2019*	1,340,000	1,416,994
MPH Intermediate Holding Co. 2 Senior Notes 8.38% due 08/01/2018*(7)	1,625,000	1,687,969
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017(8)	4,930,000	5,360,044
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/2019*	1,039,000	1,142,900

		12,006,801

Steel Pipe & Tube — 0.4%
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/2017	1,270,000	1,308,100
Mueller Water Products, Inc. Company Guar. Notes 8.75% due 09/01/2020	280,000	313,600
Valmont Industries, Inc. Company Guar. Notes 6.63% due 04/20/2020	3,420,000	3,927,853

		5,549,553

Steel-Producers — 0.7%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	2,300,000	2,266,532
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	2,600,000	2,723,508
Reliance Steel & Aluminum Co. Company Guar. Notes 4.50% due 04/15/2023	4,725,000	4,705,727

Steel Dynamics, Inc. Company Guar. Notes 5.25% due 04/15/2023*	125,000	123,750

		9,819,517

Steel-Specialty — 0.1%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/2019	1,620,000	1,988,208

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,097,176

Telecom Services — 0.2%
Level 3 Communications, Inc. Senior Notes 8.88% due 06/01/2019	875,000	954,844
SBA Tower Trust Sec. Notes 5.10% due 04/15/2042*	1,790,000	1,935,838

		2,890,682

Telecommunication Equipment — 0.7%
CommScope Holding Co., Inc. Senior Notes 6.63% due 06/01/2020*(7)	1,525,000	1,559,312
CommScope, Inc. Senior Notes 8.25% due 01/15/2019*	1,350,000	1,481,625
Harris Corp. Senior Notes 5.95% due 12/01/2017	5,000,000	5,583,490
Juniper Networks, Inc. Senior Notes 5.95% due 03/15/2041	500,000	514,626

		9,139,053

Telephone-Integrated — 3.0%
BellSouth Corp. Senior Bonds 5.20% due 09/15/2014	2,000,000	2,080,390
CenturyLink, Inc. Senior Notes 6.45% due 06/15/2021	4,000,000	4,160,000
CenturyLink, Inc. Senior Notes 7.65% due 03/15/2042	3,000,000	2,782,500
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031	900,000	931,500
Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021*	100,000	101,750
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	125,000	133,125
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	950,000	1,047,375
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	700,000	792,750
Lynx II Corp. Senior Notes 6.38% due 04/15/2023*	1,275,000	1,306,875
SBC Communications Senior Notes 5.10% due 09/15/2014	2,000,000	2,078,852
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,850,000	1,757,500
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	2,375,000	2,559,062
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	11,950,000	12,965,607
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	7,050,000	8,179,488
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	300,000	291,000

		41,167,774

Television — 0.2%
AMC Networks, Inc. Company Guar. Notes 4.75% due 12/15/2022	525,000	507,938
AMC Networks, Inc. Company Guar. Notes 7.75% due 07/15/2021	850,000	956,250
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020*	575,000	602,312

		2,066,500

Textile-Home Furnishings — 0.1%
SIWF Merger Sub, Inc./Springs Industries, Inc. Senior Sec. Notes 6.25% due 06/01/2021*	800,000	804,000

Theaters — 0.1%
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022	450,000	439,875
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/2021	150,000	164,250
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	625,000	595,313

		1,199,438

Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	1,635,000	1,641,133
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	226,000	301,646
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/2020	1,000,000	1,166,404
Lorillard Tobacco Co. Company Guar. Notes 7.00% due 08/04/2041	810,000	895,637

		4,004,820

Tools-Hand Held — 0.1%
BC Mountain LLC/BC Mountain Finance, Inc. Company Guar. Notes 7.00% due 02/01/2021*	850,000	860,625

Toys — 0.1%
Hasbro, Inc. Senior Notes 6.35% due 03/15/2040	1,240,000	1,349,828

Transactional Software — 0.0%
ACI Worldwide, Inc. Company Guar. Notes 6.38% due 08/15/2020	225,000	235,125

Transport-Equipment & Leasing — 0.0%
Maxim Crane Works LP Senior Sec. Notes 12.25% due 04/15/2015*	525,000	540,750

Transport-Rail — 0.3%
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/2021	258,945	298,647
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,435,167
Union Pacific Corp. Senior Notes 4.88% due 01/15/2015	1,520,000	1,596,325

		4,330,139

Transport-Services — 0.3%
PHI, Inc. Company Guar. Notes 8.63% due 10/15/2018	925,000	987,438
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	825,000	831,923
Ryder System, Inc. Senior Notes 3.15% due 03/02/2015	1,055,000	1,084,813
Ryder System, Inc. Senior Notes 3.50% due 06/01/2017	800,000	840,007

		3,744,181

Trucking/Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	4,020,000	4,219,858

Wire & Cable Products — 0.3%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	1,075,000	1,128,750
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	1,500,000	1,500,000
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022*	1,100,000	1,094,500

		3,723,250

X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020	600,000	637,500

Total U.S. Corporate Bonds & Notes (cost $1,037,632,976)		1,097,204,683

FOREIGN CORPORATE BONDS & NOTES — 15.0%
Advertising Services — 0.2%
WPP Finance 2010 Company Guar. Notes 5.13% due 09/07/2042	2,460,000	2,261,940

Aerospace/Defense — 0.1%
Embraer Overseas, Ltd. Company Guar. Notes 5.70% due 09/16/2023*	754,859	764,295

Aerospace/Defense-Equipment — 0.1%
Silver II Borrower/Silver II US Holdings, LLC Company Guar. Notes 7.75% due 12/15/2020*	1,450,000	1,518,875

Agricultural Chemicals — 0.1%
Incitec Pivot, Ltd. Company Guar. Notes 4.00% due 12/07/2015*	1,270,000	1,325,756

Auto-Cars/Light Trucks — 0.4%
Jaguar Land Rover Automotive PLC Company Guar. Notes 5.63% due 02/01/2023*	225,000	223,312
Jaguar Land Rover PLC Company Guar. Notes 8.13% due 05/15/2021*	1,200,000	1,362,000
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	3,150,000	3,242,497

		4,827,809

Auto/Truck Parts & Equipment-Original — 0.4%
International Automotive Components Group SL Senior Sec. Notes 9.13% due 06/01/2018*	975,000	1,004,250
Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*	375,000	374,062
Schaeffler Finance BV Senior Sec. Notes 7.75% due 02/15/2017*	700,000	794,500
Schaeffler Finance BV Senior Sec. Notes 8.50% due 02/15/2019*	1,200,000	1,350,000
Schaeffler Holding Finance BV Senior Sec. Notes 6.88% due 08/15/2018*(7)	900,000	958,500
Stackpole International Senior Sec. Notes 7.75% due 10/15/2021*	650,000	676,000

		5,157,312

Banks-Commercial — 0.6%
Bank of Montreal Senior Notes 1.45% due 04/09/2018	1,900,000	1,875,731
Credit Suisse New York Senior Notes 5.50% due 05/01/2014	2,240,000	2,296,372
Santander US Debt SA Unipersonal Bank Guar. Notes 3.78% due 10/07/2015*	3,500,000	3,605,739

		7,777,842

Beverages-Wine/Spirits — 0.5%
Bacardi, Ltd. Senior Notes 7.45% due 04/01/2014*	2,630,000	2,701,234
Pernod-Ricard SA Senior Notes 4.25% due 07/15/2022*	2,950,000	3,005,020
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*	950,000	1,064,672

		6,770,926

Broadcast Services/Program — 0.4%
Grupo Televisa SA Senior Notes 6.63% due 03/18/2025	5,015,000	5,860,674

Building Products-Doors & Windows — 0.1%
Masonite International Corp. Company Guar. Notes 8.25% due 04/15/2021*	900,000	990,000

Cellular Telecom — 0.3%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	200,000	188,323
America Movil SAB de CV Company Guar. Notes 5.75% due 01/15/2015	900,000	950,095
Digicel Group, Ltd. Senior Notes 8.25% due 09/30/2020*	2,350,000	2,479,250
Digicel Group, Ltd. Senior Notes 10.50% due 04/15/2018*	325,000	351,000

		3,968,668

Chemicals-Diversified — 0.1%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	925,000	943,500

Computers — 0.2%
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017	2,100,000	2,135,513

Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 4.75% due 06/01/2023*	1,200,000	1,167,000
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/2021	575,000	635,375
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/2016	76,000	86,070

		1,888,445

Containers-Metal/Glass — 0.2%
Ardagh Packaging Finance PLC Company Guar. Notes 9.13% due 10/15/2020*	2,125,000	2,289,687
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	350,000	348,250

		2,637,937

Cruise Lines — 0.1%
Carnival Corp. Company Guar. Notes 3.95% due 10/15/2020	935,000	948,422
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	1,100,000	1,100,000

		2,048,422

Diversified Banking Institutions — 0.3%
Deutsche Bank AG Senior Notes 3.25% due 01/11/2016	2,480,000	2,604,806
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,410,000	1,459,521

		4,064,327

Diversified Financial Services — 0.2%
Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/2016*	380,000	406,278
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	2,380,000	2,542,052

		2,948,330

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 2.63% due 04/03/2017*	2,000,000	2,014,568
Anglo American Capital PLC Company Guar. Notes 4.45% due 09/27/2020*	600,000	598,020

		2,612,588

Diversified Operations — 0.3%
DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*	1,250,000	1,321,875
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	1,550,000	1,624,834
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/2019*	1,000,000	1,217,675
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.50% due 10/01/2021	425,000	436,687

		4,601,071

Electric-Generation — 0.1%
Korea Hydro & Nuclear Power Co., Ltd. Senior Notes 6.25% due 06/17/2014*	1,155,000	1,191,095

Electric-Integrated — 0.3%
Enel Finance International SA Company Guar. Notes 3.88% due 10/07/2014*	1,570,000	1,609,250
Enersis SA Senior Notes 7.40% due 12/01/2016	600,000	693,011
PPL WEM Holdings PLC Senior Notes 5.38% due 05/01/2021*	1,100,000	1,201,260

		3,503,521

Electronic Components-Misc. — 0.1%
Flextronics International, Ltd. Company Guar. Notes 4.63% due 02/15/2020	350,000	350,875
Flextronics International, Ltd. Company Guar. Notes 5.00% due 02/15/2023	350,000	349,125

		700,000

Electronic Parts Distribution — 0.2%
Rexel SA Senior Notes 5.25% due 06/15/2020*	825,000	841,500
Rexel SA Company Guar. Notes 6.13% due 12/15/2019*	1,350,000	1,417,500

		2,259,000

Finance-Auto Loans — 0.4%
RCI Banque SA Senior Notes 3.50% due 04/03/2018*	2,825,000	2,907,544
RCI Banque SA Senior Notes 4.60% due 04/12/2016*	1,900,000	2,017,990

		4,925,534

Finance-Investment Banker/Broker — 0.3%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	3,500,000	3,849,615

Food-Baking — 0.1%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,255,937

Food-Misc./Diversified — 0.3%
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	4,850,000	4,531,922

Gold Mining — 0.9%
AngloGold Ashanti Holdings PLC Company Guar. Notes 8.50% due 07/30/2020	3,000,000	3,210,000
AngloGold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022	620,000	551,098
AngloGold Holdings PLC Company Guar. Notes 6.50% due 04/15/2040	750,000	618,123
Barrick Gold Corp. Senior Notes 2.50% due 05/01/2018	950,000	926,635
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*	1,660,000	1,421,743
Goldcorp, Inc. Senior Notes 3.70% due 03/15/2023	5,500,000	5,126,676
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	1,300,000	1,077,404

		12,931,679

Insurance-Multi-line — 0.2%
AXA SA Sub. Notes 8.60% due 12/15/2030	2,500,000	3,043,100

Medical-Drugs — 0.3%
VPII Escrow Corp. Senior Notes 6.75% due 08/15/2018*	650,000	711,750
VPII Escrow Corp. Senior Notes 7.50% due 07/15/2021*	2,550,000	2,830,500

		3,542,250

Metal-Diversified — 0.2%
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	1,750,000	1,890,954
Rio Tinto Finance USA PLC Company Guar. Notes 2.25% due 12/14/2018	1,100,000	1,103,642

		2,994,596

Multimedia — 0.2%
Pearson Funding Five PLC Company Guar. Notes 3.25% due 05/08/2023*	1,200,000	1,111,982
Pearson Funding Two PLC Company Guar. Notes 4.00% due 05/17/2016*	1,800,000	1,911,456

		3,023,438

Non-Ferrous Metals — 0.1%
Codelco, Inc. Senior Bonds 5.63% due 09/21/2035*	1,600,000	1,636,197

Oil & Gas Drilling — 0.1%
Drill Rigs Holdings, Inc. Senior Sec. Notes 6.50% due 10/01/2017*	675,000	710,437
Noble Holding International, Ltd. Company Guar. Bonds 4.90% due 08/01/2020	840,000	903,570

		1,614,007

Oil Companies-Exploration & Production — 0.6%
Canadian Natural Resources, Ltd. Senior Notes 4.90% due 12/01/2014	770,000	804,082
Canadian Natural Resources, Ltd. Senior Bonds 5.85% due 02/01/2035	4,960,000	5,373,664
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	1,717,476
Kodiak Oil & Gas Corp. Company Guar. Notes 5.50% due 01/15/2021*	200,000	205,000
Kodiak Oil & Gas Corp. Company Guar. Notes 5.50% due 02/01/2022*	400,000	408,000
Lone Pine Resources Canada, Ltd. Company Guar. Notes 10.38% due 02/15/2017(5)	450,000	261,000

		8,769,222

Oil Companies-Integrated — 2.3%
BP Capital Markets PLC Company Guar. Notes 1.38% due 05/10/2018	2,400,000	2,358,946
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/2015	1,000,000	1,046,069
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	3,100,000	3,422,877
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,851,685
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/2017*	1,000,000	1,119,300
Petro-Canada Bonds 5.35% due 07/15/2033	2,650,000	2,732,765
Petrobras Global Finance BV Company Guar. Notes 4.38% due 05/20/2023	2,820,000	2,605,945
Petrobras International Finance Co. Company Guar. Notes 2.88% due 02/06/2015	1,320,000	1,341,645
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	2,000,000	1,976,100
Petroleos Mexicanos Company Guar. Notes 4.88% due 03/15/2015	5,000,000	5,250,000
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	5,070,000	5,526,300
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/2020	1,600,000	1,796,000

		32,027,632

Oil Refining & Marketing — 0.0%
Reliance Industries, Ltd. Notes 8.25% due 01/15/2027*(2)	500,000	603,869

Oil-Field Services — 0.2%
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/2042	150,000	149,052
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/2018	600,000	676,681
Weatherford International, Ltd. Senior Notes 7.00% due 03/15/2038	2,100,000	2,285,424

		3,111,157

Pipelines — 0.2%
Enbridge, Inc. Senior Notes 5.60% due 04/01/2017	2,870,000	3,213,743

Satellite Telecom — 0.4%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023*	675,000	651,375
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022	1,325,000	1,351,500
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019	650,000	700,375
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	600,000	651,000
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	1,125,000	1,226,250
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*	350,000	369,250
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023*	625,000	660,937

		5,610,687

Security Services — 0.1%
Garda World Security Corp. Senior Notes 9.75% due 03/15/2017*	1,350,000	1,457,865

Seismic Data Collection — 0.1%
Cie Generale de Geophysique-Veritas Company Guar. Notes 6.50% due 06/01/2021	250,000	260,000
Cie Generale de Geophysique-Veritas Company Guar. Bonds 9.50% due 05/15/2016	208,000	218,660
Compagnie Generale de Geophysique-Veritas Company Guar. Notes 7.75% due 05/15/2017	1,175,000	1,208,781

		1,687,441

Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 3.75% due 06/01/2018*	400,000	401,000
NXP BV/NXP Funding LLC Company Guar. Notes 5.75% due 02/15/2021*	225,000	234,563
NXP BV/NXP Funding LLC Senior Notes 5.75% due 03/15/2023*	200,000	206,000

		841,563

Steel-Producers — 0.9%
ArcelorMittal Senior Notes 5.00% due 02/25/2017	1,650,000	1,742,813
ArcelorMittal Senior Notes 5.75% due 08/05/2020	3,000,000	3,165,000
ArcelorMittal Senior Notes 6.13% due 06/01/2018	1,425,000	1,546,125
ArcelorMittal Senior Notes 7.25% due 03/01/2041	1,000,000	962,500
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*	2,570,000	2,649,670
Hyundai Steel Co. Senior Notes 4.63% due 04/21/2016*	2,130,000	2,245,348

		12,311,456

SupraNational Banks — 0.3%
Corporacion Andina de Fomento Senior Notes 3.75% due 01/15/2016	710,000	742,820
Corporacion Andina de Fomento Senior Notes 4.38% due 06/15/2022	825,000	836,305
Corporacion Andina de Fomento Senior Notes 8.13% due 06/04/2019	1,000,000	1,230,239
Inter-American Development Bank Notes 6.75% due 07/15/2027	1,200,000	1,589,032

		4,398,396

Telecom Services — 0.1%
Digicel, Ltd. Senior Notes 6.00% due 04/15/2021*	725,000	703,250

Telephone-Integrated — 0.5%
KT Corp. Senior Notes 5.88% due 06/24/2014*	3,050,000	3,139,100
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018	2,200,000	2,232,248
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	1,738,387

		7,109,735

Transport-Rail — 0.3%
Canadian Pacific Railway Co. Senior Bonds 7.13% due 10/15/2031	2,950,000	3,612,641
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	935,000	869,033

		4,481,674

Wireless Equipment — 0.2%
Telefonaktiebolaget LM Ericsson Senior Notes 4.13% due 05/15/2022	3,000,000	2,983,440

Total Foreign Corporate Bonds & Notes (cost $197,399,148)		205,417,251

FOREIGN GOVERNMENT AGENCIES — 0.5%
Sovereign — 0.5%
Republic of Colombia Senior Notes 4.38% due 07/12/2021	855,000	905,445
State Of Qatar Senior Notes 5.25% due 01/20/2020*	2,185,000	2,479,975
United Mexican States Senior Notes 6.63% due 03/03/2015	3,150,000	3,394,125

Total Foreign Government Agencies (cost $6,242,965)		6,779,545

U.S. GOVERNMENT AGENCIES — 0.0%
Resolution Funding Corp — 0.0%
Resolution Funding Corp. STRIPS zero coupon due 01/15/21 (cost $363,788)	640,000	535,747

MUNICIPAL BONDS & NOTES — 0.2%
City of Chicago, IL General Obligation Bonds Series B 5.43% due 01/01/2042 (cost $3,520,000)	3,520,000	2,854,544

COMMON STOCKS — 0.1%
Auto-Cars/Light Trucks — 0.1%
General Motors Co.†	16,407	606,238
Motors Liquidation Co. GUC Trust†	4,119	149,520

Total Common Stock s (cost $1,608,862)		755,758

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Home Furnishings — 0.0%
CVC Claims Litigation Trust† (1)(2)(4) (cost $50,370)	5	0

PREFERRED SECURITIES — 0.1%
Diversified Banking Institutions — 0.0%
Ally Financial, Inc. 7.00%*	1,065	1,022,566

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%(1)	30,000	300

Real Estate Investment Trusts — 0.1%
ProLogis, Inc. Series Q, 8.54%	20,000	1,142,000

Total Preferred Securities (cost $3,091,012)		2,164,866

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.2%
Banks-Commercial — 0.2%
Barclays Bank PLC FRS 5.93% due 12/15/2016*(9)	2,850,000	2,999,625

Finance-Commercial — 0.1%
Textron Financial Corp. FRS 6.00% due 02/15/2067*	2,400,000	2,124,000

Finance-Consumer Loans — 0.3%
HSBC Finance Capital Trust IX FRS 5.91% due 11/30/2035†	3,700,000	3,817,956

Insurance-Multi-line — 0.4%
MetLife, Inc. 10.75% due 08/01/2069	900,000	1,343,250
Nationwide Mutual Insurance Co. 9.38% due 08/15/2039*	2,870,000	4,003,122
USF&G Capital II 8.31% due 07/01/2046*	250,000	309,019

		5,655,391

Special Purpose Entities — 0.2%
Goldman Sachs Capital I 6.35% due 02/15/2034	2,500,000	2,502,175

Total Preferred Securities/Capital Securities (cost $15,729,583)		17,099,147

WARRANTS† — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co. Expires 07/10/2016 (Strike price $10.00)	4,633	128,797
General Motors Co. Expires 07/10/2019 (Strike price $18.33)	4,633	90,714

Total Warrants (cost $608,145)		219,511

Total Long-Term Investment Securities (cost $1,266,247,502)		1,333,031,682

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Time Deposits — 1.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 11/01/2013 (cost $25,510,000)	$25,510,000	25,510,000

TOTAL INVESTMENTS (cost $1,291,757,502)(10)	99.0%	1,358,541,682
Other assets less liabilities	1.0	13,331,562

NET ASSETS	100.0%	$1,371,873,244

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2013, the aggregate value of these securities was $330,590,263 representing 24.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)	Illiquid security. At October 31, 2013, the aggregate value of these securities was $4,837,255 representing 0.4% of net assets.

(3)	Collateralized Mortgage Obligation

(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2013, the Corporate Bond Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
CVC Claims Ligitation Trust Membership Interest Certificates	5/19/2006	5	$50,370	$0	$0.00	0.00%
General Motors Corp. 7.20% due 01/15/11	4/21/2011	$1,000,000	0	0	0.00	0.00
General Motors Corp. 7.40% due 09/01/25	4/21/2011	2,800,000	0	0	0.00	0.00
General Motors Corp. 9.45% due 11/01/11	4/21/2011	250,000	0	0	0.00	0.00
HRP Myrtle Beach Operations LLC 7.38% due 04/01/12	3/23/2006	225,000	225,000
	10/29/2007	100,000	99,852
	1/2/2008	150,000	149,010

		475,000	473,862	0	0.00	0.00

				$0		0.00%

(5)	Security in default of interest.

(6)	Company has filed for Chapter 11 bankruptcy protection.

(7)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.

(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(9)	Perpetual maturity - maturity date reflects the next call date.

(10)	See Note 4 for cost of investments on a tax basis.

(11)	Security currently paying interest in the form of additional securities.

(12)	Security is in default and did not pay principal at maturity.

(13)	Company has filed for Chapter 7 bankruptcy protection.

STRIPS — Separate Trading of Registered Interest and Principal Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$—	$630	$630
U.S. Corporate Bonds & Notes:
Auto-Cars/Light Trucks	—	20,591,358	0	20,591,358
Diversified Banking Institutions	—	110,327,827	—	110,327,827
Food-Retail	—	1,114,824	0	1,114,824
Paper & Related Products	—	7,247,495	25	7,247,520
Recycling	—	—	9	9
Resorts/Theme Parks	—	3,279,688	0	3,279,688
Other Industries*	—	954,643,457	—	954,643,457
Foreign Corporate Bonds & Notes	—	205,417,251	—	205,417,251
Foreign Government Agencies	—	6,779,545	—	6,779,545
U.S. Government Agencies	—	535,747	—	535,747
Municipal Bonds & Notes	—	2,854,544	—	2,854,544
Common Stocks	755,758	—	—	755,758
Membership Interest Certificates	—	—	0	0
Preferred Securities:
Diversified Banking Institutions	—	1,022,566	—	1,022,566
Finance-Investment Banker/Broker	—	—	300	300
Real Estate Investment Trusts	1,142,000	—	—	1,142,000
Preferred Securities/Capital Securities	—	17,099,147	—	17,099,147
Warrants	219,511	—	—	219,511
Short-Term Investment Securities:
Time Deposits	—	25,510,000	—	25,510,000

Total	$2,117,269	$1,356,423,449	$964	$1,358,541,682

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount**		Value (Note 1)
ASSET BACKED SECURITIES — 13.9%
Cayman Islands — 4.5%
Aberdeen Loan Funding, Ltd. FRS Series 2008-1A, Class A 0.92% due 11/01/2018*		$3,186,341	$3,110,228
Acis CLO, Ltd. FRS Series 2013-2A, Class A 0.76% due 10/14/2022*(5)		450,000	435,235
Acis CLO, Ltd. FRS Series 2013-2A, Class ACOM 1.18% due 10/14/2022*(5)		3,000,000	2,908,419
Acis CLO, Ltd. FRS Series 2013-1A, Class ACOM 1.49% due 04/18/2024*		2,450,000	2,372,989
Brentwood CLO Corp. FRS Series 2006-1A, Class A1B 0.54% due 02/01/2022*		1,804,854	1,758,204
Liberty CLO, Ltd. FRS Series 2005-1A, Class A1C 0.52% due 11/01/2017*		809,102	804,091
OCP CLO, Ltd. FRS Series 2012-2A, Class ACOM 1.50% due 11/22/2023*		2,150,000	2,073,058
OFSI Fund V, Ltd. FRS Series 2013-5A, Class ACOM 1.57% due 04/17/2025*		1,600,000	1,572,544
Red River CLO, Ltd. FRS Series 1X, Class A 0.54% due 07/27/2018		2,506,637	2,449,087
Red River CLO, Ltd. FRS Series 1A, Class A 0.54% due 07/27/2018*		864,357	844,513

			18,328,368

United Kingdom — 3.5%
Aire Valley Mortgages PLC FRS Series 2007-1X, Class 2A2 0.48% due 09/20/2066(1)	EUR	179,251	233,034
Aire Valley Mortgages PLC FRS Series 2006-1X, Class 2A1 0.52% due 09/20/2066(1)	EUR	322,596	418,294
Aire Valley Mortgages PLC FRS Series 2004-1X, Class 3A2 0.64% due 09/20/2066(1)	EUR	1,285,887	1,680,440
Gracechurch Card Funding PLC FRS Series 2012-1A, Class A2 0.93% due 02/15/2017*	EUR	3,300,000	4,504,862
Granite Master Issuer PLC FRS Series 2007-1, Class 2A1 0.31% due 12/20/2054(1)		679,270	668,741
Granite Master Issuer PLC FRS Series 2007-1, Class 3A2 0.33% due 12/20/2054(1)	EUR	842,294	1,133,332
Granite Master Issuer PLC FRS Series 2006-3, Class A5 0.35% due 12/20/2054(1)	EUR	135,854	182,795
Granite Master Issuer PLC FRS Series 2007-1 5A1 0.71% due 12/20/2054(1)	GBP	163,025	257,996
Granite Master Issuer PLC FRS Series 2006-1X, Class A7 0.73% due 12/20/2054(1)	GBP	815,124	1,289,978
Granite Master Issuer PLC FRS Series 2005-4, Class A6 0.73% due 12/20/2054(1)	GBP	27,171	42,999
Granite Master Issuer PLC FRS Series 2005-1, Class A6 0.73% due 12/20/2054(1)	GBP	54,341	85,999
Granite Mortgages PLC FRS Series 2004-2, Class 3A 0.84% due 06/20/2044(1)	GBP	355,189	563,815
Granite Mortgages PLC FRS Series 2004-3, Class 3A1 0.88% due 09/20/2044(1)	GBP	321,686	509,963
Granite Mortgages PLC FRS Series 2003-3, Class 3A 0.90% due 01/20/2044(1)	GBP	156,065	247,558
Leek Finance Number Eighteen PLC FRS Series 18X, Class A2C 0.48% due 09/21/2038(1)	EUR	53,301	73,904
Leek Finance Number Eighteen PLC FRS Series 18X, Class A2B 0.51% due 09/21/2038(1)		746,214	759,341
Leek Finance Number Seventeen PLC FRS Series 17X, Class A2C 0.50% due 12/21/2037(1)	EUR	178,320	249,786
Leek Finance Number Seventeen PLC FRS Series 17X, Class A2A 0.80% due 12/21/2037(1)	GBP	106,992	176,595
Mansard Mortgages PLC FRS Series 2007-2X, Class A1 1.17% due 12/15/2049(1)	GBP	197,631	301,402
Thrones PLC FRS Series 2013-1, Class A 2.02% due 07/20/2044(1)	GBP	344,763	553,227

			13,934,061

United States — 5.9%
American Home Mtg. Investment Trust FRS Series 2004-3, Class 1A 0.91% due 10/25/2034(1)		599	593
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 0.38% due 03/20/2046(1)		891,947	606,291
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 0.44% due 02/25/2036(1)		978,348	749,029
FHLMC Multifamily Structured Pass Through Certs. Series K710, Class A2 1.88% due 05/25/2019(1)		3,300,000	3,267,772
FHLMC Multifamily Structured Pass Through Certs. Series K709, Class A2 2.09% due 03/25/2019(1)		3,000,000	3,006,720

FHLMC Multifamily Structured Pass Through Certs. Series K030, Class A1 2.78% due 09/25/2022(1)		1,093,300	1,124,765
FHLMC Multifamily Structured Pass Through Certs. FRS Series K033, Class A2 3.06% due 07/25/2023(1)		800,000	787,795
FHLMC Multifamily Structured Pass Through Certs. VRS Series K030, Class A2 3.25% due 04/25/2023(1)		7,500,000	7,558,260
GS Mtg. Securities Trust VRS Series 2007-GG10, Class A1A 5.99% due 08/10/2045(1)		1,303,508	1,441,786
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2006-CB15, Class A1A 5.81% due 06/12/2043(1)		656,448	720,033
Lehman XS Trust FRS Series 2007-7N Class 1A2 0.41% due 06/25/2047(1)		1,028,583	606,013
NCUA Guaranteed Notes Trust Series 2010-C1, Class A2 2.90% due 10/29/2020(1)		1,000,000	1,041,584
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 0.69% due 11/20/2034(1)		118,771	111,150
SLM Student Loan Trust FRS Series 2003-10A, Class A1D 1.68% due 12/15/2016*		100,000	100,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1B 1.74% due 12/15/2016*		300,000	300,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1G 1.74% due 12/15/2016*		100,000	100,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1H 1.74% due 12/15/2016*		100,000	100,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1E 1.78% due 12/15/2016*		100,000	100,000
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2007-10, Class 1A1 1.87% due 11/25/2037(1)		532,879	344,193
Washington Mutual Alternative Mtg. Pass-Through Certificates FRS Series-AR5 Class 4A 1.14% due 06/25/2046(1)		1,303,598	833,364
Wells Fargo Alternative Loan Trust FRS Series 2007-PA6, Class A1 2.67% due 12/28/2037(1)		869,768	686,926

			23,586,274

Total Asset Backed Securities (cost $57,106,660)			55,848,703

CORPORATE BONDS & NOTES — 16.9%
Australia — 0.4%
Commonwealth Bank of Australia Senior Notes 1.95% due 03/16/2015		850,000	867,114
Westpac Banking Corp. Senior Notes 2.00% due 08/14/2017		750,000	763,402

			1,630,516

Cayman Islands — 0.0%
Petrobras International Finance Co. Company Guar. Bonds 5.38% due 01/27/2021		50,000	50,839
Petrobras International Finance Co. Company Guar. Bonds 5.75% due 01/20/2020		90,000	95,063

			145,902

France — 1.4%
BPCE SA Sub. Notes 5.70% due 10/22/2023*		850,000	871,735
Credit Agricole SA Senior Notes 2.13% due 04/17/2018*		900,000	898,479
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*		350,000	392,247
Pernod-Ricard SA Senior Notes 7.00% due 01/15/2015	EUR	450,000	656,102
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022		450,000	439,956
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018		2,350,000	2,382,435

			5,640,954

Germany — 0.4%
FMS Wertmanagement Aoer Government Guar. Notes 1.00% due 07/18/2017	EUR	400,000	549,633
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 5.00% due 12/01/2020	SEK	2,000,000	353,889

Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 6.00% due 08/20/2020	AUD	800,000	821,672

			1,725,194

Ireland — 0.5%
Caterpillar International Finance, Ltd. Company Guar. Notes 1.38% due 05/18/2015	EUR	400,000	549,971
GE Capital UK Funding Company Guar. Bonds 5.63% due 04/25/2019	GBP	644,000	1,183,370
Rosneft Oil Co via Rosneft International Finance, Ltd. Senior Notes 4.20% due 03/06/2022*		250,000	234,375

			1,967,716

Japan — 2.8%
Japan Finance Organization for Municipalities Government Guar. Bonds 1.90% due 06/22/2018	JPY	860,000,000	9,448,569
Japan Tobacco, Inc. Senior Notes 2.10% due 07/23/2018*		1,550,000	1,563,020

			11,011,589

Jersey — 0.1%
BAA Funding, Ltd. Senior Notes 5.85% due 11/27/2015	GBP	260,000	418,074

Luxembourg — 0.3%
Gazprom OAO Via Gaz Capital SA Senior Bonds 9.25% due 04/23/2019		710,000	885,725
Rosneft Finance SA Company Guar. Notes 7.25% due 02/02/2020		160,000	182,800
TNK-BP Finance SA Company Guar. Bonds 6.63% due 03/20/2017		126,000	138,915

			1,207,440

Mexico — 0.1%
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021		360,000	392,400

Netherlands — 0.6%
ING Bank NV Notes 2.00% due 09/25/2015*		1,300,000	1,320,423
Petrobras Global Finance BV Company Guar. Notes 4.38% due 05/20/2023		920,000	850,166

			2,170,589

Norway — 0.8%
DNB Boligkreditt AS Notes 1.45% due 03/21/2019*		1,300,000	1,288,300
Sparebank 1 Boligkreditt AS Notes 1.75% due 11/15/2020*		1,900,000	1,836,540

			3,124,840

Sweden — 0.3%
Nordea Bank AB Sub. Notes 4.50% due 03/26/2020	EUR	450,000	671,776
Vattenfall AB Senior Notes 6.75% due 01/31/2019	EUR	400,000	679,249

			1,351,025

Switzerland — 0.1%
UBS AG Senior Notes 4.88% due 08/04/2020		318,000	357,815

United Arab Emirates — 0.3%
Dolphin Energy, Ltd. Senior Sec. Notes 5.50% due 12/15/2021		200,000	221,750
Dolphin Energy, Ltd. Senior Sec. Notes 5.89% due 06/15/2019		448,119	494,275
Ruwais Power Co., PJSC Senior Sec. Bonds 6.00% due 08/31/2036*		370,000	390,847

			1,106,872

United Kingdom — 1.2%
Bank of Scotland PLC Bonds 5.25% due 02/21/2017		400,000	450,256
BAT International Finance PLC Company Guar. Notes 3.25% due 06/07/2022*		850,000	837,855
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020		700,000	767,629
Imperial Tobacco Finance PLC Company Guar. Notes 4.50% due 07/05/2018	EUR	1,150,000	1,755,030
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015		525,000	537,695
Standard Chartered PLC Senior Notes 5.50% due 11/18/2014*		350,000	366,695

			4,715,160

United States — 7.6%
American Express Credit Corp. Senior Notes 2.80% due 09/19/2016		800,000	840,289

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017		1,400,000	1,401,704
Apple, Inc. Senior Notes 2.40% due 05/03/2023		1,250,000	1,142,279
Bank of America Corp. Senior Notes 4.75% due 08/01/2015		800,000	849,041
Baxter International, Inc. Senior Notes 1.85% due 06/15/2018		700,000	701,816
Caterpillar Financial Services Corp. Senior Notes 2.05% due 08/01/2016		750,000	773,356
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018		850,000	989,796
Express Scripts Holding Co. Company Guar. Notes 3.50% due 11/15/2016		750,000	799,609
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023		1,250,000	1,204,964
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017		900,000	915,220
John Deere Capital Corp. Senior Notes 1.40% due 03/15/2017		750,000	753,911
MassMutual Global Funding II Senior Notes 2.30% due 09/28/2015*		400,000	412,829
Microsoft Corp. Senior Notes 0.88% due 11/15/2017		900,000	888,148
Microsoft Corp. Senior Notes 2.63% due 05/02/2033	EUR	350,000	447,032
Morgan Stanley Senior Notes 3.75% due 09/21/2017	EUR	600,000	875,791
Morgan Stanley Senior Notes 6.25% due 08/28/2017		600,000	691,079
NBCUniversal Enterprise, Inc. FRS Company Guar. Notes 0.93% due 04/15/2018*		1,900,000	1,911,309
NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021		600,000	653,853
New York Life Global Funding Sec. Notes 0.75% due 07/24/2015*		1,650,000	1,652,894
ONEOK Partners LP Company Guar. Notes 2.00% due 10/01/2017		200,000	199,469
Philip Morris International, Inc. Senior Notes 1.75% due 03/19/2020	EUR	1,200,000	1,618,057
Starbucks Corp. Senior Notes 3.85% due 10/01/2023		1,300,000	1,333,390
Texas Instruments, Inc. Senior Notes 2.38% due 05/16/2016		800,000	832,603
Unilever Capital Corp. Company Guar. Notes 2.20% due 03/06/2019		1,900,000	1,928,680
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018		350,000	372,243
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020		2,950,000	3,193,033
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023		850,000	922,240
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043		1,200,000	1,392,253
Walgreen Co. Senior Notes 3.10% due 09/15/2022		150,000	143,103
Watson Pharmaceuticals, Inc. Senior Notes 3.25% due 10/01/2022		150,000	142,793
Zoetis, Inc. Senior Notes 1.88% due 02/01/2018		650,000	648,256

			30,631,040

Total Corporate Bonds & Notes (cost $64,684,839)			67,597,126

GOVERNMENT AGENCIES — 44.3%
Australia — 0.6%
Commonwealth of Australia Senior Bonds 5.50% due 04/21/2023	AUD	2,200,000	2,332,801

Belgium — 1.5%
Kingdom of Belgium Bonds 3.50% due 06/28/2017*	EUR	3,190,000	4,744,774
Kingdom of Belgium Bonds 3.75% due 09/28/2020*	EUR	245,000	376,118
Kingdom of Belgium Senior Bonds 4.25% due 09/28/2022	EUR	490,000	772,629

			5,893,521

Canada — 1.0%
Government of Canada Bonds 2.50% due 06/01/2015(4)	CAD	2,460,000	2,412,411

Government of Canada Bonds 4.00% due 06/01/2041	CAD	400,000	454,611
Government of Canada Bonds 5.75% due 06/01/2029	CAD	1,000,000	1,320,060

			4,187,082

Chile — 0.0%
Republic of Chile Senior Bonds 3.63% due 10/30/2042		210,000	176,925

Colombia — 0.2%
Republic of Colombia Senior Bonds 4.00% due 02/26/2024		890,000	887,775

Denmark — 0.5%
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	7,600,000	1,575,963
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	2,500,000	622,010

			2,197,973

Finland — 0.9%
Republic of Finland Senior Notes 3.13% due 09/15/2014*	EUR	2,550,000	3,552,453

France — 5.3%
Government of France Bonds 1.00% due 05/25/2018	EUR	3,790,000	5,170,977
Government of France Bonds 2.25% due 10/25/2022	EUR	7,190,000	9,925,246
Government of France Bonds 4.00% due 10/25/2038	EUR	740,000	1,142,524
Government of France Bonds 4.25% due 10/25/2017	EUR	1,500,000	2,318,022
Republic of France Bonds 4.50% due 04/25/2041	EUR	1,530,000	2,549,955

			21,106,724

Germany — 2.4%
Federal Republic of Germany Bonds 1.50% due 09/04/2022	EUR	1,900,000	2,582,639
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	20,000	26,580
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	4,100,000	6,931,745

			9,540,964

Indonesia — 0.2%
Republic of Indonesia Senior Bonds 5.38% due 10/17/2023*		200,000	210,500
Republic of Indonesia Senior Bonds 8.50% due 10/12/2035		400,000	518,000

			728,500

Italy — 6.1%
Republic of Italy Bonds 4.50% due 07/15/2015	EUR	2,810,000	4,013,609
Republic of Italy Bonds 4.50% due 05/01/2023	EUR	3,430,000	4,868,977
Republic of Italy Bonds 4.75% due 06/01/2017	EUR	8,350,000	12,232,846
Republic of Italy Senior Bonds 5.00% due 08/01/2039	EUR	760,000	1,057,686
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	1,610,000	2,451,354

			24,624,472

Japan — 12.3%
Government of Japan Senior Notes 0.20% due 09/20/2017	JPY	37,400,000	380,836
Government of Japan Senior Notes 0.30% due 03/20/2018	JPY	635,000,000	6,490,206
Government of Japan Senior Notes 0.60% due 03/20/2023	JPY	320,000,000	3,265,800
Government of Japan Senior Notes 0.80% due 09/20/2022	JPY	1,046,400,000	10,896,139
Government of Japan Senior Bonds 1.70% due 09/20/2032	JPY	26,300,000	278,452
Government of Japan Senior Bonds 1.80% due 09/20/2031	JPY	225,000,000	2,443,276
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	260,000,000	2,860,859
Government of Japan Senior Bonds 2.00% due 03/20/2052	JPY	276,300,000	3,041,683
Government of Japan Senior Bonds 2.10% due 12/20/2026	JPY	107,600,000	1,262,582

Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	240,000,000	2,771,091
Government of Japan Senior Bonds 2.10% due 12/20/2029	JPY	340,000,000	3,917,604
Government of Japan Senior Bonds 2.20% due 09/20/2026	JPY	487,300,000	5,781,688
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	514,400,000	5,986,307

			49,376,523

Mexico — 0.5%
United Mexican States Senior Bonds 4.75% due 03/08/2044		50,000	46,875
United Mexican States Bonds 7.50% due 06/03/2027	MXN	9,681,000	810,281
United Mexican States Bonds 7.75% due 05/29/2031	MXN	3,872,400	317,516
United Mexican States Bonds 7.75% due 11/13/2042	MXN	3,872,400	310,956
United Mexican States Bonds 8.50% due 11/18/2038	MXN	17,600	1,525
United Mexican States Bonds 10.00% due 11/20/2036	MXN	3,859,300	382,995

			1,870,148

Netherlands — 2.2%
Government of Netherlands Bonds 2.75% due 01/15/2015*	EUR	1,150,000	1,609,972
Government of Netherlands Bonds 3.25% due 07/15/2015*	EUR	1,750,000	2,498,500
Government of Netherlands Bonds 4.00% due 07/15/2019*	EUR	630,000	991,131
Government of Netherlands Bonds 4.50% due 07/15/2017*	EUR	2,380,000	3,688,427

			8,788,030

Slovenia — 0.7%
Republic of Slovenia Senior Bonds 5.50% due 10/26/2022		1,240,000	1,185,750
Republic of Slovenia Bonds 5.85% due 05/10/2023*		1,280,000	1,248,000
Republic of Slovenia Bonds 5.85% due 05/10/2023		200,000	195,000

			2,628,750

Spain — 2.6%
Kingdom of Spain Bonds 3.75% due 10/31/2015	EUR	960,000	1,359,302
Kingdom of Spain Bonds 4.50% due 01/31/2018	EUR	2,040,000	2,988,623
Kingdom of Spain Senior Bonds 5.40% due 01/31/2023*	EUR	4,110,000	6,188,608

			10,536,533

Sweden — 0.1%
Kingdom of Sweden Bonds 6.75% due 05/05/2014	SEK	2,300,000	365,151

United States — 7.2%
Federal Home Loan Mtg. Corp. 2.38% due 01/13/2022		1,300,000	1,274,413
4.00% due 06/01/2025		2,507,049	2,649,272
5.00% due 07/01/2035		1,900,452	2,057,174
5.00% due 12/01/2036		964,842	1,040,259
5.00% due 11/01/2038		449,178	483,526
5.00% due 01/01/2039		140,985	151,766
5.00% due 09/01/2039		324,042	348,822
5.00% due 05/01/2041		998,155	1,084,982
7.00% due 02/01/2039		1,700,000	1,940,188
7.00% due 03/01/2039		1,000,000	1,164,576
Federal Home Loan Mtg. Corp. REMIC 6.50% due 02/15/2036(1)		1,646,122	1,879,020
6.50% due 05/15/2041(1)		3,108,609	3,529,947
Federal National Mtg. Assoc. 3.42% due 10/01/2020		383,666	404,574
3.63% due 12/01/2020		288,116	306,678
3.75% due 03/01/2018		978,292	1,056,244
3.84% due 05/01/2018		530,000	574,635
4.38% due 06/01/2021		986,896	1,084,803
4.50% due 08/01/2033		177,322	189,885
4.50% due 09/01/2033		140,863	151,294
4.50% due 10/01/2033		47,457	50,963
4.50% due 11/01/2033		204,008	219,004
4.50% due 12/01/2033		11,555	12,410
4.50% due 03/01/2034		10,416	11,175
4.50% due 05/01/2034		49,244	52,848
4.50% due 06/01/2034		30,339	32,555
4.50% due 09/01/2034		22,432	24,067
4.50% due 01/01/2035		66,875	71,723
4.50% due 02/01/2035		83,245	89,304
4.50% due 03/01/2035		3,759	4,029
4.50% due 05/01/2035		64,154	68,883
4.50% due 08/01/2035		23,677	25,392

4.50% due 09/01/2035		14,193	15,239
4.50% due 10/01/2035		13,221	14,181
4.50% due 06/01/2038		37,874	40,621
4.50% due 02/01/2040		18,938	20,261
4.50% due 08/01/2041		357,388	383,192
4.50% due 10/01/2041		94,836	101,687
5.00% due 12/01/2033		606,977	661,571
6.00% due 03/01/2037		153,749	168,543
6.00% due 08/01/2038		328,981	359,410
6.00% due 10/01/2041		282,605	309,878
Federal National Mtg. Assoc. Series 2012-M8, Class ASQ2 1.52% due 12/25/2019(1)		600,000	601,532
Series 2012-M8, Class ASQ3 1.80% due 12/25/2019(1)		800,000	793,275
Series 2012-M8, Class A2 2.35% due 05/25/2022(1)		600,000	566,416
Federal National Mtg. Assoc. REMIC 7.00% due 07/25/2042(1)		1,754,347	1,957,350
7.00% due 10/25/2042(1)		582,631	649,322

			28,676,889

Total Government Agencies (cost $175,685,907)			177,471,214

GOVERNMENT TREASURIES — 23.2%
Italy — 1.0%
Republic of Italy Bonds 4.75% due 05/01/2017	EUR	470,000	688,428
Republic of Italy Bonds 5.00% due 08/01/2034	EUR	890,000	1,256,974
Republic of Italy Bonds 5.50% due 09/01/2022	EUR	220,000	335,117
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	173,000	265,939
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	850,000	1,337,679

			3,884,137

United Kingdom — 6.2%
United Kingdom Gilt Treasury Bonds 1.00% due 09/07/2017	GBP	5,700,000	9,082,437
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	3,020,000	4,574,876
United Kingdom Gilt Treasury Bonds 3.75% due 07/22/2052	GBP	2,340,000	3,995,381
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	605,000	1,108,338
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	2,810,000	5,301,818
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/2020	GBP	500,000	939,928

			25,002,778

United States — 16.0%
United States Treasury Notes 0.88% due 01/31/2018		30,250,000	29,992,391
1.13% due 01/15/2021 TIPS(2)		1,603,650	1,732,694
1.25% due 10/31/2018		10,000,000	9,968,750
1.75% due 10/31/2020		7,500,000	7,401,563
2.00% due 07/31/2020		3,800,000	3,832,064
2.00% due 09/30/2020		5,500,000	5,526,642
2.13% due 08/31/2020(4)		5,700,000	5,783,271

			64,237,375

Total Government Treasuries (cost $92,631,855)			93,124,290

FOREIGN DEBT OBLIGATIONS — 0.5%
SupraNational — 0.5%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	486,271
European Investment Bank Senior Notes 5.00% due 12/01/2020	SEK	2,950,000	517,654
Inter-American Development Bank Notes 7.00% due 06/15/2025		850,000	1,124,849

Total Foreign Debt Obligations (cost $1,780,216)			2,128,774

Total Long-Term Investment Securities (cost $391,889,477)			396,170,107

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Registered Investment Companies — 1.0%
SSgA U.S. Government Money Market Fund (cost $4,162,854)		4,162,854	4,162,854

TOTAL INVESTMENTS — (cost $396,052,331)(3)	99.8%	400,332,961
Other assets less liabilities	0.2	778,033

NET ASSETS —	100.0%	$401,110,994

* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2013, the aggregate value of these securities was $60,170,174 representing 15.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

** In United States Dollars unless otherwise indicated.

(1) Collateralized Mortgage Obligation

(2) Principal amount of security is adjusted for inflation.

(3) See Note 4 for cost of investments on a tax basis.

(4) The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(5) Illiquid security. At October 31, 2013, the aggregate value of these securities was $3,343,654 representing 0.8% of net assets.

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Dollar

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

SEK — Swedish Krona

REMIC — Real Estate Mortgage Investment Conduit

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2013	Unrealized Appreciation (Depreciation)
3	Short	EURIBOR Euro 3 Month	December 2014	$1,013,323	$1,014,239	$(916)
158	Long	Euro-BOBL	December 2013	26,739,786	26,877,760	137,974
47	Long	Euro-Bund	December 2013	8,943,726	9,061,619	117,893
55	Short	Life Long Gilt	December 2013	9,793,611	9,811,681	(18,070)
526	Short	U.S. Treasury 10 Year Notes	December 2013	66,066,841	66,991,031	(924,190)
28	Long	U.S. Treasury 2 Year Notes	December 2013	6,165,688	6,171,813	6,125
66	Short	U.S. Treasury 5 Year Notes	December 2013	8,033,516	8,031,375	2,141
27	Short	U.S. Treasury Long Bond	December 2013	3,597,762	3,639,938	(42,176)
119	Long	U.S. Treasury Ultra Long Bond	December 2013	16,729,059	17,147,156	418,097

						$(303,122)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	COP	1,230,351,120	USD	649,673	12/6/2013	$1,347	$—
	CZK	6,235,057	EUR	242,000	12/18/2013	408	—
	EUR	717,000	CZK	18,395,782	12/18/2013	—	(5,287)
	EUR	243,000	GBP	208,550	12/18/2013	4,321	—
	EUR	688,457	HUF	204,498,281	12/18/2013	1,820	—
	EUR	726,000	PLN	3,063,405	12/18/2013	6,049	—
	EUR	3,623,000	USD	4,944,346	12/18/2013	24,849	—
	PLN	3,068,721	EUR	719,500	12/18/2013	—	(16,597)
	USD	329,000	KRW	350,715,596	11/12/2013	987	—
	USD	336,000	MYR	1,055,005	11/29/2013	—	(4,551)
	USD	1,184,000	CNH	7,234,003	12/18/2013	1,699	—
	USD	3,593,158	EUR	2,656,000	12/18/2013	13,297	—
	USD	1,317,000	JPY	127,630,601	12/18/2013	—	(18,672)
	USD	1,259,000	PLN	3,970,974	12/18/2013	26,697	—
	USD	633,000	TRY	1,262,588	12/18/2013	—	(5,599)

						81,474	(50,706)

Barclays Bank PLC	EUR	1,673,000	GBP	1,416,604	12/18/2013	—	(1,054)
	EUR	236,000	HUF	70,970,156	12/18/2013	4,604	—
	EUR	237,000	NOK	1,873,542	12/18/2013	—	(7,601)
	EUR	241,000	PLN	1,007,178	12/18/2013	—	(1,145)
	GBP	200,966	EUR	240,000	12/18/2013	3,762	—
	IDR	3,502,470,000	USD	313,000	11/19/2013	175	—
	JPY	166,441,824	USD	1,705,076	11/8/2013	12,365	—
	KRW	356,383,500	USD	330,000	11/12/2013	—	(5,320)
	MYR	1,034,676	USD	328,000	11/7/2013	451	—
	TRY	1,302,844	USD	641,000	12/18/2013	—	(6,405)
	USD	366,624	BRL	814,785	11/4/2013	—	(2,913)
	USD	648,000	TWD	19,099,055	11/4/2013	2,081	—
	USD	3,229,964	JPY	314,638,889	11/8/2013	—	(30,091)
	USD	330,000	MYR	1,049,799	11/8/2013	2,221	—
	USD	303,526	MYR	956,137	11/14/2013	—	(1,575)
	USD	587,132	EUR	425,975	12/13/2013	—	(8,722)
	USD	624,811	EUR	469,000	12/18/2013	12,022	—
	USD	3,109,781	GBP	1,916,000	12/18/2013	—	(38,683)
	USD	316,000	MXN	4,037,930	12/18/2013	—	(7,580)
	USD	268,678	NOK	1,640,443	12/18/2013	6,438	—
	USD	1,914,000	ZAR	19,239,486	12/18/2013	—	(9,921)
	ZAR	12,243,441	USD	1,210,364	12/18/2013	—	(1,335)

						44,119	(122,345)

BNP Paribas SA	CZK	12,655,897	EUR	493,015	12/18/2013	3,278	—
	EUR	242,000	GBP	202,944	12/18/2013	—	(3,308)
	EUR	243,000	JPY	32,225,469	12/18/2013	—	(2,143)
	EUR	724,000	USD	997,510	12/18/2013	14,425	—
	GBP	1,201,242	EUR	1,424,000	12/18/2013	8,147	—
	JPY	198,346,995	USD	2,012,765	12/18/2013	—	(4,929)
	USD	191,109	PHP	8,252,082	11/7/2013	—	(166)
	USD	1,888,810	GBP	1,210,551	12/18/2013	51,546	—

						77,396	(10,546)

Citibank N.A.	CAD	2,286,887	USD	2,207,980	12/18/2013	17,220	—
	CHF	584,046	EUR	477,000	12/18/2013	3,778	—
	EUR	717,000	GBP	602,455	12/18/2013	—	(7,923)
	GBP	199,680	EUR	237,000	12/18/2013	1,751	—
	GBP	1,916,000	USD	3,025,259	12/18/2013	—	(45,839)
	JPY	32,097,384	EUR	243,000	12/18/2013	3,446	—
	JPY	159,342,718	USD	1,621,000	12/18/2013	79	—
	MXN	4,138,330	USD	313,000	12/18/2013	—	(3,088)
	RUB	10,619,020	USD	332,000	11/12/2013	1,366	—
	TRY	659,084	USD	313,000	12/18/2013	—	(14,510)
	USD	330,000	MYR	1,057,287	11/7/2013	4,707	—
	USD	659,000	RUB	21,352,918	11/12/2013	5,845	—
	USD	334,235	RUB	10,849,446	11/14/2013	3,434	—
	USD	5,114,576	EUR	3,827,583	12/18/2013	82,716	—
	USD	336,000	JPY	33,085,584	12/18/2013	565	—
	USD	210,118	MXN	2,785,596	12/18/2013	2,648	—
	USD	313,133	NZD	384,000	12/18/2013	3,096	—
	USD	316,000	TRY	626,081	12/18/2013	—	(4,890)

						130,651	(76,250)

Credit Suisse International	CHF	293,150	EUR	237,000	12/18/2013	—	(1,390)
	JPY	61,552,899	USD	621,000	12/18/2013	—	(5,150)
	KRW	357,369,600	USD	336,000	11/29/2013	1,136	—
	RUB	10,663,713	USD	329,000	11/15/2013	—	(2,820)
	RUB	7,697,718	USD	242,000	11/18/2013	2,620	—
	RUB	10,688,429	USD	336,000	11/25/2013	4,095	—
	USD	324,000	COP	615,175,560	11/5/2013	1,086	—
	USD	332,500	RUB	10,617,506	11/18/2013	—	(2,322)
	USD	318,548	CLP	159,401,600	11/25/2013	—	(8,338)
	USD	655,351	RUB	20,988,362	11/25/2013	—	(3,604)
	USD	671,000	RUB	21,583,118	11/29/2013	—	(1,336)
	USD	323,000	JPY	31,944,861	12/18/2013	1,961	—

						10,898	(24,960)

Deutsche Bank AG London	CNH	7,556,060	USD	1,231,411	12/18/2013	—	(7,075)
	CNH	7,477,094	USD	1,202,000	1/8/2014	—	(22,562)
	CZK	11,935,717	USD	614,186	12/18/2013	—	(14,071)
	EUR	243,000	CZK	6,195,832	12/18/2013	—	(3,830)
	EUR	478,000	HUF	142,400,980	12/18/2013	3,171	—
	EUR	480,000	USD	647,352	12/18/2013	—	(4,417)
	HUF	71,363,876	EUR	243,000	12/18/2013	3,097	—
	IDR	3,158,621,790	USD	273,711	11/4/2013	—	(6,495)
	ILS	1,152,871	USD	326,778	12/18/2013	87	—
	KRW	355,760,460	USD	330,000	11/12/2013	—	(4,734)
	KRW	714,703,584	USD	672,000	11/29/2013	2,305	—
	MXN	8,517,305	USD	651,000	12/18/2013	443	—
	PLN	2,263,797	USD	710,534	12/18/2013	—	(22,424)
	TRY	335,528	USD	165,000	12/18/2013	—	(1,729)
	USD	330,000	MYR	1,058,538	11/7/2013	5,103	—
	USD	630,829	TWD	18,524,279	11/8/2013	—	(499)
	USD	312,156	PHP	13,428,968	11/18/2013	—	(1,624)
	USD	323,105	RUB	10,505,119	11/18/2013	3,578	—
	USD	592,732	AUD	627,230	11/21/2013	—	(564)
	USD	335,000	PHP	14,359,909	11/25/2013	—	(3,075)
	USD	664,000	THB	20,656,376	11/25/2013	—	(1,217)
	USD	1,008,000	MYR	3,166,236	11/29/2013	—	(13,269)
	USD	1,180,102	GBP	735,848	12/9/2013	—	(553)
	USD	937,735	AUD	1,010,000	12/18/2013	14,119	—
	USD	1,679,244	EUR	1,222,500	12/18/2013	—	(19,270)
	USD	963,000	ILS	3,393,748	12/18/2013	—	(1,308)
	USD	324,000	JPY	31,515,318	12/18/2013	—	(3,409)

						31,903	(132,125)

HSBC Bank PLC	AUD	338,000	USD	309,524	12/18/2013	—	(9,018)
	EUR	239,000	SEK	2,066,939	12/18/2013	—	(5,894)
	EUR	240,000	USD	327,907	12/18/2013	2,023	—
	GBP	209,644	EUR	247,000	12/18/2013	—	(642)
	IDR	601,270,620	USD	55,417	11/4/2013	2,077	—
	JPY	32,431,705	USD	328,000	12/18/2013	—	(1,913)
	SEK	2,079,766	EUR	239,000	12/18/2013	3,916	—
	SEK	5,860,058	USD	897,598	12/18/2013	—	(5,770)
	TWD	19,099,055	USD	649,849	11/4/2013	—	(232)
	USD	296,638	RUB	9,615,826	11/21/2013	2,206	—
	USD	2,734,027	CHF	2,488,169	11/27/2013	8,721	—
	USD	651,178	TWD	19,099,055	12/6/2013	—	(2,486)
	USD	333,177	AUD	347,000	12/18/2013	—	(6,154)
	ZAR	3,311,918	USD	336,000	12/18/2013	8,229	—

						27,172	(32,109)

JPMorgan Chase Bank N.A.	CZK	6,231,038	EUR	242,500	12/18/2013	1,298	—
	EUR	711,000	NOK	5,685,630	12/18/2013	—	(11,902)
	EUR	1,654,000	USD	2,227,264	12/18/2013	—	(18,624)
	GBP	2,518,782	USD	4,061,208	12/9/2013	23,655	—
	HUF	275,194,287	USD	1,208,822	12/18/2013	—	(51,624)
	JPY	32,969,328	USD	336,000	12/18/2013	618	—
	NOK	7,584,145	EUR	946,000	12/18/2013	12,600	—
	NOK	7,468,000	SEK	8,000,817	12/18/2013	—	(19,069)
	SEK	8,603,438	EUR	977,000	12/18/2013	343	—
	SEK	4,176,357	NOK	3,925,000	12/18/2013	14,443	—
	TRY	3,603,285	USD	1,748,035	12/18/2013	—	(42,497)
	USD	319,270	KRW	341,050,500	11/12/2013	1,623	—
	USD	2,266,425	EUR	1,676,000	12/18/2013	9,335	—
	USD	1,303,000	JPY	128,106,037	12/18/2013	164	—
	USD	1,583,000	MXN	20,638,426	12/18/2013	—	(6,624)
	USD	329,000	TRY	659,388	12/18/2013	—	(1,339)

						64,079	(151,679)

Morgan Stanley & Co. International PLC	BRL	730,043	USD	324,000	11/4/2013	—	(1,883)
	BRL	1,483,070	USD	672,000	11/29/2013	13,964	—
	BRL	1,478,408	USD	671,000	12/2/2013	15,507	—
	CAD	350,740	USD	336,000	12/18/2013	3	—
	EUR	236,000	HUF	70,988,800	12/18/2013	4,690	—
	GBP	209,732	EUR	246,000	12/18/2013	—	(2,142)
	IDR	721,387,590	USD	66,213	11/4/2013	2,217	—
	ILS	2,240,877	USD	627,661	12/18/2013	—	(7,339)
	JPY	31,411,184	MXN	4,048,000	12/18/2013	—	(10,343)
	JPY	32,004,994	USD	329,500	12/18/2013	3,928	—
	MXN	10,588,726	USD	817,000	12/18/2013	8,226	—
	TRY	1,350,018	USD	672,000	12/18/2013	1,154	—
	USD	333,000	BRL	730,336	11/25/2013	—	(8,639)
	USD	632,405	NZD	756,000	12/18/2013	—	(9,831)

						49,689	(40,177)

Royal Bank of Canada	BRL	1,488,930	USD	672,000	11/29/2013	11,364	—
	CAD	2,065,935	USD	1,984,500	12/18/2013	5,404	—
	CHF	2,457,928	USD	2,748,407	11/27/2013	38,995	—
	MXN	24,408,594	USD	1,889,356	12/11/2013	24,013	—
	NZD	865,999	USD	689,105	12/18/2013	—	(24,054)
	USD	336,000	BRL	750,147	11/29/2013	—	(3,161)
	USD	1,678,331	CAD	1,730,439	12/4/2013	—	(20,048)
	USD	2,584,000	CAD	2,660,431	12/18/2013	—	(35,397)
	USD	336,000	JPY	32,887,848	12/18/2013	—	(1,447)
	USD	313,000	MXN	4,150,202	12/18/2013	3,995	—

						83,771	(84,107)

Royal Bank of Scotland PLC	AUD	1,040,000	USD	996,974	12/18/2013	16,847	—
	GBP	401,000	USD	646,715	12/18/2013	3,964	—
	NZD	789,000	USD	663,809	12/18/2013	14,059	—
	TRY	1,312,037	USD	644,000	12/18/2013	—	(7,973)
	USD	336,000	CAD	351,369	12/18/2013	599	—
	USD	312,071	GBP	198,000	12/18/2013	5,297	—
	USD	2,272,140	TRY	4,544,036	12/18/2013	—	(14,134)

						40,766	(22,107)

Standard Chartered Bank	COP	615,175,560	USD	326,786	11/5/2013	1,701	—
	EUR	487,500	USD	666,224	12/18/2013	4,271	—
	GBP	206,702	EUR	244,000	12/18/2013	—	(1)
	SGD	382,000	USD	299,279	12/18/2013	—	(8,249)
	TRY	1,874,274	USD	910,903	12/18/2013	—	(20,455)
	USD	389,000	IDR	4,481,280,000	11/4/2013	8,541	—
	USD	224,439	PHP	9,715,499	11/7/2013	366	—
	USD	326,466	MYR	1,045,965	11/14/2013	3,852	—
	USD	315,098	TWD	9,252,859	11/18/2013	—	(483)
	USD	339,044	CLP	169,827,000	11/19/2013	—	(8,236)
	USD	209,599	PHP	8,998,491	11/21/2013	—	(1,553)
	USD	325,809	COP	615,175,560	12/6/2013	—	(1,646)
	USD	226,718	PHP	9,706,924	12/6/2013	—	(2,432)
	USD	333,000	JPY	32,746,887	12/18/2013	119	—
	USD	315,000	SGD	397,184	12/18/2013	4,752	—
	USD	318,000	ZAR	3,099,098	12/18/2013	—	(11,291)
	USD	1,311,000	CNH	8,001,453	1/8/2014	—	(561)

						23,602	(54,907)

State Street Bank London	AUD	338,000	USD	311,210	12/18/2013	—	(7,331)
	CHF	1,196,790	USD	1,287,287	12/18/2013	—	(32,189)
	EUR	475,000	GBP	397,582	12/18/2013	—	(7,707)
	EUR	488,427	NOK	3,859,404	12/18/2013	—	(15,955)
	EUR	478,000	PLN	2,026,051	12/18/2013	6,929	—
	EUR	239,000	USD	323,342	12/18/2013	—	(1,185)
	JPY	193,475,838	USD	1,971,000	12/18/2013	2,858	—
	MXN	24,374,958	USD	1,854,000	12/18/2013	—	(7,775)
	SEK	1,663,396	NOK	1,572,000	12/18/2013	7,214	—
	USD	690,776	JPY	67,572,445	11/8/2013	—	(3,566)
	USD	1,677,423	EUR	1,219,000	12/18/2013	—	(22,202)
	USD	3,297,000	JPY	322,118,480	12/18/2013	—	(20,235)
	USD	1,276,000	MXN	16,651,559	12/18/2013	—	(4,143)

						17,001	(122,288)

UBS AG London	BRL	733,227	USD	330,000	11/4/2013	2,696	—
	BRL	712,416	USD	328,000	11/18/2013	11,062	—
	BRL	728,987	USD	333,000	11/25/2013	9,237	—
	CHF	1,200,918	USD	1,344,000	12/18/2013	19,974	—
	IDR	6,797,497,200	USD	624,000	11/19/2013	16,877	—
	JPY	31,100,542	USD	320,422	11/8/2013	4,130	—
	JPY	63,537,696	USD	648,000	12/18/2013	1,660	—
	USD	325,230	BRL	712,969	11/4/2013	—	(6,969)
	USD	326,825	RUB	10,636,511	11/15/2013	4,149	—
	USD	118,640	PHP	5,111,000	11/21/2013	—	(473)
	USD	1,742,928	EUR	1,266,695	12/13/2013	—	(22,949)
	USD	1,673,000	CHF	1,506,499	12/18/2013	—	(12,067)
	USD	329,376	GBP	205,000	12/18/2013	—	(787)
	USD	1,667,000	MXN	21,752,872	12/18/2013	—	(5,502)
	USD	1,273,000	ZAR	12,715,662	12/18/2013	—	(14,566)
	ZAR	19,498,886	USD	1,934,000	12/18/2013	4,249	—

						74,034	(63,313)

Westpac Banking Corp.	AUD	339,000	NZD	385,501	12/18/2013	—	(2,019)
	AUD	5,131,096	USD	4,829,890	12/18/2013	—	(5,805)
	EUR	473,000	USD	639,103	12/18/2013	—	(3,161)
	MYR	1,081,149	USD	343,494	11/7/2013	1,234	—
	NZD	394,569	USD	332,898	12/18/2013	7,966	—
	USD	45,334,688	JPY	4,465,337,194	11/8/2013	77,725	—
	USD	342,917	MYR	1,081,149	12/13/2013	—	(3,993)
	USD	4,464,402	AUD	4,801,096	12/18/2013	60,292	—
	USD	644,718	EUR	476,000	12/18/2013	1,619	—
	USD	1,331,762	NZD	1,610,000	12/18/2013	—	(5,909)

						148,836	(20,887)

Net Unrealized Appreciation (Depreciation)						$905,391	$(1,008,506)

AUD — Australian Dollar	HUF — Hungarian Forint	PHP — Philippine Peso

BRL — Brazilian Real	IDR — Indonesian Rupiah	PLN — Polish Zloty

CAD — Canadian Dollar	ILS — Israeli Shekel	RUB — New Russian Ruble

CHF — Swiss Franc	JPY — Japanese Yen	SEK — Swedish Krona

CLP — Chilean Peso	KRW — South Korean Won	SGD — Singapore Dollar

CNH — Yuan Renminbi Offshore	MXN — Mexican Peso	TRY — Turkish Lira

CZK — Czech Koruna	MYR — Malaysian Ringgit	USD — United States Dollar

EUR — Euro Currency	NOK — Norwegian Krone	ZAR — South African Rand

GBP — Pound Sterling	NZD — New Zealand Dollar

Over the Counter Interest Rate Swap Contracts #

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments made (Received) by the Portfolio	Gross Unrealized Appreciation
Barclays Bank PLC	NOK	17,320	12/20/2022	4.000%	6 month NIBOR	$(7,400)	$17,370
Citibank, N.A.	NZD	1,790	12/18/2018	3 month NZ Bank Bill	3.500%	39,406	17,040
	CAD	2,330	12/20/2022	3.000%	3 month CDOR	(97,531)	39,369
Credit Suisse International	NZD	2,570	12/18/2018	3 month NZ Bank Bill	3.500%	21,712	59,331
Deutsche Bank AG	NZD	1,760	12/18/2018	3 month NZ Bank Bill	3.500%	20,134	35,366
	CAD	9,470	12/20/2022	3.000%	3 month CDOR	(237,570)	1,174
	CAD	4,060	12/20/2022	3 month CDOR	3.000%	82,067	19,281
	NZD	2,440	12/18/2023	3 month NZ Bank Bill	4.000%	44,141	100,590
Morgan Stanley & Co. International PLC	BRL	43,700	01/04/2016	11.215%	1-Year BRL-CDI	—	62,211
Royal Bank of Canada	CAD	3,080	12/20/2022	3.000%	3 month CDOR	(123,566)	46,681

							$398,413

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
Bank of America, N.A.	CAD	2,550	12/20/2022	3.000%	3 month CDOR	$(54,550)	$(9,105)
Deutsche Bank AG	NZD	6,120	12/18/2018	3.500%	3 month NZ Bank Bill	(192,122)	(866)
	NOK	35,230	12/20/2022	6 month NIBOR	4.000%	(10,145)	(10,135)
JPMorgan Chase Bank, N.A.	NOK	21,710	12/20/2022	6 month NIBOR	4.000%	23,818	(36,314)

							$(56,420)

Total						$ (491,606)	$341,993

Centrally Cleared Interest Rate Swap Contracts #

			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
EUR	45,250	08/18/2015	0.800%	6 month EURO	$8,119	$153,525
AUD	29,630	09/05/2015	3.200%	3 month LIBOR	(2,312)	42,941
EUR	47,270	09/26/2015	0.750%	6 month LIBOR	27,580	92,188
GBP	2,470	06/25/2016	1.650%	6 month LIBOR	4,855	6,811
GBP	7,410	07/18/2016	6 month LIBOR	0.930%	27,857	16,215
CAD	28,800	07/24/2016	1.940%	3 month CDOR	2,881	156,401
EUR	24,770	07/27/2018	1.600%	6 month EURO	(18,970)	248,653
EUR	13,380	12/18/2018	1.000%	6 month EURO	(407,087)	284,353
JPY	1,157,250	12/18/2018	0.500%	6 month JYOR	(36,565)	121,081
CAD	10,720	12/18/2018	1.750%	3 month CDOR	(246,138)	60,299
USD	3,600	08/29/2019	3.560%	3 month LIBOR	8	77,625
USD	3,600	08/29/2019	3.520%	3 month LIBOR	9	73,516
JPY	497,830	04/24/2020	0.610%	6 month JYOR	2,938	19,287
GBP	7,330	08/24/2020	2.960%	6 month LIBOR	148,502	47,677
JPY	1,111,130	12/18/2020	0.500%	6 month JYOR	(208,967)	203,418
USD	7,210	12/18/2020	3 month LIBOR	1.500%	101,754	207,966
GBP	10,210	07/18/2021	2.240%	6 month LIBOR	(243,853)	24,312
USD	13,400	10/08/2023	4.250%	3 month LIBOR	(1,060)	77,177
CAD	3,430	12/18/2023	2.250%	3 month CDOR	(237,247)	37,811
JPY	170,020	12/18/2023	0.750%	6 month JYOR	(13,465)	10,101
CHF	5,190	12/19/2023	2.500%	6 month LIBOR	(4,985)	44,376
NZD	3,770	12/19/2023	5.750%	3 month LIBOR	(14,055)	27,836
EUR	1,110	12/19/2023	3.250%	6 month EURO	11,825	7,693
AUD	5,450	12/19/2023	5.500%	6 month BBSW	20,115	5,163
USD	5,100	07/24/2024	3.098%	3 month LIBOR	(54,389)	102,048
JPY	811,000	05/10/2027	1.880%	6 month JYOR	(156,744)	148,472
USD	4,320	12/18/2028	3 month LIBOR	2.500%	306,514	98,338
JPY	408,860	04/24/2030	1.480%	6 month JYOR	(1,244)	23,831

						$2,419,114

			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
NOK	32,860	06/30/2015	3 month NIBOR	2.000%	$319	$(5,773)
USD	111,860	09/26/2015	3 month LIBOR	0.650%	(15,582)	(132,901)
USD	22,900	07/24/2016	3 month LIBOR	0.965%	5,373	(114,290)
EUR	29,250	07/27/2016	6 month EURO	1.100%	1,129	(96,947)
USD	30,730	12/18/2016	3 month LIBOR	0.500%	460,326	(223,834)
GBP	7,630	08/24/2017	6 month LIBOR	2.120%	(41,083)	(24,853)
USD	8,290	12/18/2018	1.000%	3 month LIBOR	(183,829)	(27,506)
SEK	23,130	12/18/2018	3 month STIBOR	1.750%	98,470	(32,828)
GBP	9,200	12/18/2018	6 month LIBOR	1.000%	610,676	(83,516)
EUR	9,790	07/27/2020	6 month EURO	1.950%	23,836	(119,708)
USD	1,800	08/27/2021	3 month LIBOR	3.095%	10	(68,376)
USD	1,800	08/27/2021	3 month LIBOR	3.133%	10	(72,830)
JPY	4,249,060	12/20/2022	6 month JYOR	1.250%	(82,121)	(464,820)
JPY	2,043,480	10/08/2023	6 month JYOR	1.250%	(7,924)	(80,753)
SEK	390	12/18/2023	3 month STIBOR	2.250%	2,555	(164)
AUD	200	12/18/2023	6 month BBSW	4.000%	8,921	(1,332)
EUR	1,140	12/18/2023	1.750%	6 month EURO	(25,227)	(10,547)
GBP	1,880	12/18/2023	6 month LIBOR	2.000%	210,975	(29,983)
USD	4,320	12/18/2023	3 month LIBOR	2.000%	338,758	(47,454)
GBP	2,580	12/19/2023	3.750%	6 month LIBOR	6,422	(851)
USD	5,450	12/19/2023	4.500%	3 month LIBOR	84,276	(741)
GBP	6,530	07/18/2024	6 month LIBOR	2.700%	207,536	(59,389)
CAD	6,400	07/24/2024	3 month CDOR	3.250%	9,031	(81,271)
JPY	795,550	04/24/2025	6 month JYOR	1.030%	7,116	(42,144)
JPY	1,322,000	05/09/2025	6 month JYOR	1.650%	172,096	(157,272)
GBP	2,590	08/24/2025	6 month LIBOR	3.550%	(99,321)	(16,621)
USD	560	12/18/2043	3.000%	3 month LIBOR	(15,345)	(51,888)
EUR	840	12/18/2043	2.250%	6 month EURO	(29,066)	(63,364)

						$(2,111,956)

Total					$764,213	$307,158

# Illiquid security. At October 31, 2013, the aggregate value of these securities was $649,151 representing 0.2% of net assets.

BBSW—Bank Bill Swap Reference Rate

BRL-CDI—Brazil Interbank Deposit Rate

CDOR—Canadian Dollar Offered Rate

EURO—Euro Offered Rate

JYOR—Japanese Yen Offered Rate

LIBOR—London Interbank Offered Rate

NIBOR—Norwegian Interbank Offered Rate

NZ Bank Bill—New Zealand Bank Bill Reference Rate

STIBOR—Stockholm Interbank Offered Rate

Over the Counter Credit Default Swaps on Credit Indicies — Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at October 31, 2013 (2)	Notional Amount (3)	Value at October 31, 2013 (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index	(1.000)%	6/20/2014	Bank of America, N.A.	0.0853%	$6,800,000	$ (39,996)	$ (15,885)	$ (24,111)
CDX North American Investment Grade Index	(1.000)%	6/20/2014	Morgan Stanley & Co. International PLC	0.0853%	11,850,000	(69,699)	(83,520)	13,821

Total						$ (109,695)	$(99,405)	$(10,290)

Over the Counter Credit Default Swaps on Credit Indicies — Sell Protection (5)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at October 31, 2013 (2)	Notional Amount (3)	Value at October 31, 2013 (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index	1.000%	6/20/2016	Bank of America, N.A.	0.3012%	$2,100,000	$ 38,709	$ 1,580	$ 37,129
CDX North American Investment Grade Index	1.000%	6/20/2016	Morgan Stanley & Co. International PLC	0.3012%	9,900,000	182,486	12,379	170,107

Total						$ 221,195	$ 13,959	$ 207,236

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection (5)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Implied Credit Spread at October 31, 2013 (2)	Notional Amount (3)	Value at October 31, 2013 (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe	1.000%	6/20/2018	0.7475%	$11,500,000	$ 176,975	$ 82,178	$ 94,797

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

Industry Allocation*

Sovereign	44.3%
United States Treasury Notes	16.0
Diversified Financial Services	13.5
Federal Home Loan Mtg. Corp.	4.5
Federal National Mtg. Assoc.	2.7
Sovereign Agency	2.4
Banks-Commercial	2.2
Tobacco	1.5
Telephone-Integrated	1.4
Oil Companies-Integrated	1.4
Diversified Banking Institutions	1.0
Registered Investment Companies	1.0
Collateralized Mortgage Obligation—Other	0.9
Multimedia	0.7
SupraNational Banks	0.5
Computers	0.5
Food-Misc./Diversified	0.5
Insurance-Mutual	0.4
Oil Companies-Exploration & Production	0.4
Brewery	0.4
Applications Software	0.3
Retail-Restaurants	0.3
Finance-Commercial	0.3
Banks-Special Purpose	0.3
Beverages-Wine/Spirits	0.3
Finance-Credit Card	0.2
Electronic Components-Semiconductors	0.2
Pharmacy Services	0.2
Finance-Consumer Loans	0.2
Medical Products	0.2
Electric-Distribution	0.2
Medical-Drugs	0.2
Winding-Up Agency	0.1
Banks-Money Center	0.1
Airport Development/Maintenance	0.1
Special Purpose Entities	0.1
Electric-Generation	0.1
Asset Backed Securities	0.1
Pipelines	0.1

99.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities
United States	$—	$23,586,274	$—	$23,586,274
Other Countries*	—	32,262,429	—	32,262,429
Corporate Bonds & Notes:
United States	—	30,631,040	—	30,631,040
Other Countries*	—	36,966,086	—	36,966,086
Government Agencies:
France	—	21,106,724	—	21,106,724
Italy	—	24,624,472	—	24,624,472
Japan	—	49,376,523	—	49,376,523
United States	—	28,676,889	—	28,676,889
Other Countries*	—	53,686,606	—	53,686,606
Government Treasuries:
Italy	—	3,884,137	—	3,884,137
United Kingdom	—	25,002,778	—	25,002,778
United States	—	64,237,375	—	64,237,375
Foreign Debt Obligations	—	2,128,774	—	2,128,774
Short-Term Investment Securities:
Registered Investment Companies	4,162,854	—	—	4,162,854
Other Financial Instruments:@
Open Futures Contracts-Appreciation	682,230	—	—	682,230
Open Forward Foreign Currency Contracts-Appreciation	—	905,391	—	905,391
Over the Counter Interest Rate Swap Contracts-Appreciation	—	398,413	—	398,413
Centrally Cleared Interest Rate Swap Contracts-Appreciation	—	2,419,114	—	2,419,114
Over the Counter Credit Default Swaps on Credit Indices-Buy Protection-Appreciation	—	13,821	—	13,821
Over the Counter Credit Default Swaps on Credit Indices-Sell Protection-Appreciation	—	207,236	—	207,236
Centrally Cleared Credit Default Swaps on Credit Indices-Sell Protection-Depreciation	—	94,797	—	94,797

Total	$4,845,084	$400,208,879	$—	$405,053,963

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	985,352	—	—	985,352
Open Forward Foreign Currency Contracts-Depreciation	—	1,008,506	—	1,008,506
Over the Counter Interest Rate Swap Contracts-Depreciation	—	56,420	—	56,420
Centrally Cleared Interest Rate Swap Contracts-Depreciation	—	2,111,956	—	2,111,956
Over the Counter Credit Default Swaps on Credit Indices-Buy Protection-Appreciation	—	24,111	—	24,111

Total	$985,352	$3,200,993	$—	$4,186,345

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no materials transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 83.1%
Advanced Materials — 0.3%
Iracore International Holdings, Inc. Senior Sec. Notes 9.50% due 06/01/2018*	$1,300,000	$1,352,000

Advertising Services — 1.2%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/2015*	2,505,000	2,047,837
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	3,274,000	3,012,080

		5,059,917

Aerospace/Defense-Equipment — 0.9%
Alliant Techsystems, Inc. Senior Notes 5.25% due 10/01/2021*	1,979,000	1,991,369
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	1,620,000	1,688,850

		3,680,219

Airlines — 0.7%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	274,009	279,489
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/2017	199,773	211,260
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	2,425,000	2,418,938

		2,909,687

Alternative Waste Technology — 0.6%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	2,487,000	2,611,350

Apparel Manufacturers — 0.3%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020*	1,090,000	1,190,825

Auction House/Art Dealers — 0.1%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	263,000	251,165

Auto-Cars/Light Trucks — 0.3%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	1,202,000	1,359,763

Auto/Truck Parts & Equipment-Original — 0.6%
Affinia Group, Inc. Senior Notes 7.75% due 05/01/2021*	2,415,000	2,511,600

Banks-Commercial — 1.0%
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	950,000	961,875
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	3,050,000	3,301,625

		4,263,500

Beverages-Non-alcoholic — 0.3%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	1,263,000	1,171,433

Broadcast Services/Program — 0.5%
Nexstar Broadcasting, Inc. Company Guar. Notes 6.88% due 11/15/2020*	2,100,000	2,194,500

Building & Construction Products-Misc. — 0.8%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	1,525,000	1,658,437
Gibraltar Industries, Inc. Company Guar. Notes 6.25% due 02/01/2021	1,700,000	1,759,500

		3,417,937

Building & Construction-Misc. — 0.6%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	2,412,000	2,333,610

Building Products-Cement — 0.8%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	3,293,000	3,507,045

Building Products-Wood — 0.4%
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	1,650,000	1,724,250

Building-Residential/Commercial — 1.0%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	1,975,000	2,093,500
Standard Pacific Corp. Company Guar. Notes 6.25% due 12/15/2021	1,028,000	1,058,840
Woodside Homes Co., LLC/Woodside Homes Finance, Inc. Senior Notes 6.75% due 12/15/2021*	1,032,000	1,021,680

		4,174,020

Cable/Satellite TV — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	2,000,000	1,930,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	2,110,000	2,194,400

WideOpenWest Finance LLC/WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019	1,325,000	1,464,125

		5,588,525

Capacitors — 0.5%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	2,257,000	2,183,648

Casino Hotels — 2.7%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	1,947,000	1,798,541
Caesars Entertainment Operating Co., Inc. Company Guar. Notes 10.75% due 02/01/2016	1,130,000	937,900
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	1,938,000	1,942,845
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*	2,513,000	2,456,458
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	1,990,000	1,975,075
Eldorado Resorts LLC/Eldorado Capital Corp. Senior Sec. Notes 8.63% due 06/15/2019*	1,324,000	1,393,510
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	750,000	735,000

		11,239,329

Casino Services — 0.8%
Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015	2,423,000	2,529,006
Greektown Superholdings, Inc. Sec. Notes, Series B 13.00% due 07/01/2015	630,000	657,563

		3,186,569

Cellular Telecom — 1.4%
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	3,231,000	3,465,247
T-Mobile USA, Inc. Senior Notes 5.25% due 09/01/2018*	618,000	641,948
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	1,777,000	1,883,620

		5,990,815

Chemicals-Diversified — 1.0%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	2,425,000	2,455,312
Olin Corp. Senior Notes 5.50% due 08/15/2022	1,725,000	1,733,625

		4,188,937

Chemicals-Other — 0.4%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	1,440,000	1,634,400

Chemicals-Plastics — 0.3%
PolyOne Corp. Senior Notes 5.25% due 03/15/2023	1,223,000	1,215,356

Coal — 1.5%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	1,246,000	1,305,185
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	1,320,000	1,412,400
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	1,500,000	1,582,500
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	2,095,000	2,178,800

		6,478,885

Coatings/Paint — 0.4%
US Coatings Acquisition Inc./Flash Dutch 2 Company Guar. Notes 7.38% due 05/01/2021*	1,684,000	1,789,250

Commercial Services-Finance — 0.7%
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/2015	1,040,000	1,042,600
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	1,910,000	2,067,575

		3,110,175

Computer Services — 0.4%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*	1,834,000	1,806,490

Consulting Services — 0.4%
FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/2020	1,530,000	1,637,100

Consumer Products-Misc. — 1.2%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	2,193,000	2,291,685
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	2,787,000	2,877,577

		5,169,262

Containers-Metal/Glass — 0.8%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	2,913,000	3,226,148

Containers-Paper/Plastic — 1.3%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	2,253,000	2,433,240
Sealed Air Corp. Senior Notes 6.50% due 12/01/2020*	1,800,000	1,955,250
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	1,042,000	1,177,460

		5,565,950

Data Processing/Management — 0.9%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	631,000	651,507
Audatex North America, Inc. Company Guar. Notes 6.13% due 11/01/2023*	497,000	504,455
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	2,312,000	2,488,290

		3,644,252

Direct Marketing — 0.3%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*	1,300,100	1,355,354

Distribution/Wholesale — 0.5%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023*	2,050,000	1,952,625

Diversified Banking Institutions — 0.9%
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	3,107,000	3,619,655

Diversified Manufacturing Operations — 0.5%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	2,170,000	2,300,200

E-Commerce/Services — 0.7%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	2,839,000	2,902,878

Electric-Generation — 0.5%
AES Corp. Senior Notes 8.00% due 10/15/2017	1,245,000	1,465,987
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/2017	614,355	632,786

		2,098,773

Electric-Integrated — 0.1%
Mirant Mid Atlantic LLC Pass-Through Trust Pass Through Certs., Series B 9.13% due 06/30/2017	346,160	366,930

Electronic Components-Semiconductors — 0.8%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	1,625,000	1,600,625
Amkor Technology, Inc. Senior Notes 6.63% due 06/01/2021	1,851,000	1,851,000

		3,451,625

Enterprise Software/Service — 1.4%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	3,735,000	3,949,762
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,826,000	1,981,210

		5,930,972

Entertainment Software — 0.7%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	2,907,000	3,008,745

Finance-Auto Loans — 0.3%
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	1,100,000	1,245,750

Finance-Commercial — 0.8%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	1,685,000	1,731,337
Jefferies LoanCore LLC/JLC Finance Corp. Senior Notes 6.88% due 06/01/2020*	1,855,000	1,836,450

		3,567,787

Finance-Leasing Companies — 0.8%
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	2,500,000	2,531,250

Air Lease Corp. Senior Notes 5.63% due 04/01/2017	925,000	1,008,250

		3,539,500

Firearms & Ammunition — 0.2%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	900,000	947,250

Food-Meat Products — 0.4%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 7.25% due 06/01/2021*	1,808,000	1,853,200

Food-Retail — 0.5%
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021*	2,052,000	2,021,220

Gambling (Non-Hotel) — 0.1%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(1)(2)	853,247	323,210

Home Furnishings — 0.4%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	1,487,000	1,531,610

Independent Power Producers — 2.0%
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	1,234,000	1,280,275
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	1,206,000	1,317,555
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	1,050,000	1,141,875
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	1,822,000	2,095,300
NRG Energy, Inc. Company Guar. Notes 6.63% due 03/15/2023	625,000	646,094
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	1,635,000	1,855,725
NRG Energy, Inc. Company Guar. Notes 7.63% due 05/15/2019	56,000	59,640

		8,396,464

Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co. Company Guar. Notes 6.63% due 07/15/2021	1,600,000	1,658,000

Investment Management/Advisor Services — 0.3%
Patriot Merger Corp. Senior Notes 9.00% due 07/15/2021*	1,268,000	1,325,060

Marine Services — 0.6%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	2,476,000	2,544,090

Medical Instruments — 0.8%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	3,210,000	3,366,488

Medical Products — 0.7%
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	2,828,000	2,969,400

Medical-Drugs — 0.8%
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	3,350,000	3,576,125

Medical-Hospitals — 2.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	2,350,000	2,523,312
HCA, Inc. Senior Notes 7.19% due 11/15/2015	675,000	739,125
HCA, Inc. Senior Notes 7.50% due 11/15/2095	2,749,000	2,474,100
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,667,000	1,767,020
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	1,442,000	1,268,960
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022*	400,000	438,000

		9,210,517

Motion Pictures & Services — 0.2%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp. Senior Sec. Notes 5.00% due 08/01/2018*	771,000	790,275

MRI/Medical Diagnostic Imaging — 0.9%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	3,416,000	3,620,960

Music — 0.8%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	2,230,000	2,330,350

WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	1,114,000	1,169,700

		3,500,050

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Escrow Notes 11.50% due 07/01/2003†(1)(2)	600,000	0

Oil & Gas Drilling — 0.4%
Hercules Offshore, Inc. Company Guar. Notes 7.50% due 10/01/2021*	1,531,000	1,599,895

Oil Companies-Exploration & Production — 10.7%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	1,510,000	1,608,150
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Senior Notes 7.75% due 01/15/2021*	1,340,000	1,266,300
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	1,925,000	2,098,250
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	790,000	853,200
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	1,105,000	1,209,975
Chesapeake Energy Corp. Company Guar. Notes 9.50% due 02/15/2015	1,435,000	1,576,706
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	900,000	1,012,500
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	3,165,000	3,394,462
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	2,160,000	2,160,000
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	3,700,000	4,023,750
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.00% due 11/01/2019*	2,580,000	2,573,550
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	1,940,000	1,969,100
Midstates Petroleum Co., Inc. Company Guar. Notes 9.25% due 06/01/2021	1,895,000	1,951,850
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	2,600,000	2,691,000
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	1,595,000	1,598,988
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	2,165,000	2,297,606
Plains Exploration & Production Co. Company Guar. Notes 6.13% due 06/15/2019	800,000	874,506
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	3,234,000	3,581,655
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	975,000	1,043,250
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	1,650,000	1,782,000
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	1,810,000	1,828,100
Samson Investment Co. Company Guar. Notes 10.25% due 02/15/2020*	1,950,000	2,106,000
Talos Production LLC/Talos Production Finance, Inc. Senior Notes 9.75% due 02/15/2018*	1,185,000	1,196,850

		44,697,748

Oil Refining & Marketing — 0.3%
Alon Refining Krotz Springs, Inc. Senior Sec. Notes 13.50% due 10/15/2014	440,000	457,600
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023*	866,000	878,990

		1,336,590

Oil-Field Services — 1.0%
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021*	1,350,000	1,343,250
Green Field Energy Services, Inc. Sec. Notes 13.25% due 11/15/2016*(5)(14)	2,150,000	1,075,000
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	975,000	1,038,375

Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	800,000	852,000

		4,308,625

Paper & Related Products — 0.9%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	1,800,000	1,647,000
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	2,103,000	2,118,772

		3,765,772

Petrochemicals — 0.5%
PetroLogistics LP/PetroLogistics Finance Corp. Company Guar. Notes 6.25% due 04/01/2020*	2,160,000	2,160,000

Pipelines — 3.4%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	1,830,000	1,962,675
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020	1,250,000	1,312,500
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,425,000	1,645,875
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	1,515,000	1,632,413
Inergy Midstream LP/ NRGM Finance Corp. Company Guar. Notes 6.00% due 12/15/2020*	1,260,000	1,288,350
Kinder Morgan, Inc. Senior Sec. Notes 5.00% due 02/15/2021*	1,910,000	1,926,712
SemGroup LP Senior Notes 7.50% due 06/15/2021*	550,000	576,125
Southern Star Central Corp. Senior Notes 6.75% due 03/01/2016	775,000	786,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	2,376,000	2,429,460
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	614,000	635,490

		14,196,225

Printing-Commercial — 1.2%
RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	1,600,000	1,840,000
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	3,119,000	3,111,202

		4,951,202

Publishing-Newspapers — 0.7%
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*	848,000	867,080
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	1,910,000	2,058,025

		2,925,105

Publishing-Periodicals — 0.5%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	1,955,000	1,964,775

Racetracks — 0.5%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020*	1,899,000	1,913,243

Radio — 0.4%
Sirius XM Radio, Inc. Senior Notes 4.63% due 05/15/2023*	1,644,000	1,508,370

Real Estate Investment Trusts — 1.5%
Geo Group, Inc. Company Guar. Notes 5.88% due 01/15/2022*	675,000	680,062
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	3,328,000	3,411,200
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2021*	2,160,000	2,089,800

		6,181,062

Real Estate Management/Services — 0.4%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	1,705,000	1,875,500

Real Estate Operations & Development — 0.5%
First Industrial LP Senior Notes 5.75% due 01/15/2016	2,125,000	2,261,342

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	3,385,000	128

Rental Auto/Equipment — 0.7%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	910,000	991,900

NES Rentals Holdings, Inc. Sec. Notes 7.88% due 05/01/2018*	1,697,000	1,781,850

		2,773,750

Retail-Apparel/Shoe — 0.4%
L Brands, Inc. Company Guar. Notes 5.63% due 10/15/2023	950,000	971,375
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	615,000	676,500

		1,647,875

Retail-Building Products — 0.4%
Building Materials Holding Corp. Senior Sec. Notes 9.00% due 09/15/2018*	1,674,000	1,757,700

Retail-Drug Store — 0.7%
Rite Aid Corp. Company Guar. Notes 6.75% due 06/15/2021	1,054,000	1,114,605
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020	1,475,000	1,653,844

		2,768,449

Retail-Pawn Shops — 0.3%
Cash America International, Inc. Senior Notes 5.75% due 05/15/2018*	1,525,000	1,456,375

Retail-Pet Food & Supplies — 0.3%
Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	1,269,000	1,402,245

Retail-Regional Department Stores — 0.9%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	4,230,000	3,986,775

Retail-Restaurants — 1.7%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	1,265,000	1,394,663
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	2,317,000	2,508,152
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	2,810,000	3,055,875

		6,958,690

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(3)(4)	750,000	0

Semiconductor Equipment — 0.6%
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021*	2,390,000	2,390,000

Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	1,441,000	1,561,684

Steel Pipe & Tube — 0.6%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	2,390,000	2,375,063

Steel-Producers — 0.7%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018	1,465,000	1,611,500
Ryerson, Inc./Joseph T. Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017	1,195,000	1,248,775

		2,860,275

Storage/Warehousing — 0.5%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	1,737,000	1,906,358

Telecom Services — 0.4%
Consolidated Communications Finance Co. Company Guar. Notes 10.88% due 06/01/2020	1,375,000	1,595,000

Telephone-Integrated — 2.5%
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	1,025,000	1,091,625
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	1,105,000	1,273,512
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	1,824,000	2,150,040
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	4,450,000	4,817,125
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	1,363,000	1,322,110

		10,654,412

Television — 1.1%
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020*	1,544,000	1,617,340
Local TV Finance LLC Senior Notes 9.25% due 06/15/2015*(6)	897,304	906,277

Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021*	1,941,000	1,999,230

		4,522,847

Transactional Software — 0.2%
ACI Worldwide, Inc. Company Guar. Notes 6.38% due 08/15/2020*	642,000	670,890

Transport-Equipment & Leasing — 0.2%
Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	732,000	746,454

Transport-Services — 0.7%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	1,102,000	1,157,100
Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022	1,565,000	1,592,388

		2,749,488

Travel Services — 0.5%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	1,910,000	2,101,000

Web Hosting/Design — 0.4%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	1,675,000	1,681,281

Total U.S. Corporate Bonds & Notes (cost $344,215,735)		348,554,818

FOREIGN CORPORATE BONDS & NOTES — 10.7%
Airlines — 0.7%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	2,780,000	2,842,550

Auto/Truck Parts & Equipment-Original — 0.7%
Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*	2,825,000	2,817,937

Building Products-Cement — 0.9%
Cemex SAB de CV Senior Sec. Notes 6.50% due 12/10/2019*	2,518,000	2,555,770
Cemex SAB de CV Senior Sec. Notes 7.25% due 01/15/2021*	1,000,000	1,018,750

		3,574,520

Cable/Satellite TV — 0.3%
Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*	1,200,000	1,281,000

Casino Hotels — 0.4%
Wynn Macau, Ltd. Senior Notes 5.25% due 10/15/2021*	1,700,000	1,738,250

Chemicals-Diversified — 0.3%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	1,304,000	1,330,080

Commercial Services — 0.4%
Global A&T Electronics, Ltd. Senior Sec. Notes 10.00% due 02/01/2019*	2,123,000	1,698,400

Containers-Metal/Glass — 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	1,410,000	1,402,950

Cruise Lines — 0.3%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	1,200,000	1,200,000

Diversified Manufacturing Operations — 0.7%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	2,995,000	3,032,437

Diversified Minerals — 1.2%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.00% due 04/01/2017*	700,000	731,500
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/2016*	860,000	896,550
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	3,300,000	3,506,250

		5,134,300

Finance-Leasing Companies — 0.8%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	1,565,000	1,666,725
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*	1,579,000	1,681,635

		3,348,360

Hazardous Waste Disposal — 0.5%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	2,000,000	2,080,000

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Senior Sec. Notes 11.50% due 08/30/2010†(1)(2)(3)(5)	4,590,000	0

Metal Processors & Fabrication — 0.0%
International Utility Structures Escrow Notes 10.75% due 02/01/2008†(1)(2)	3,329,000	0

Oil & Gas Drilling — 0.3%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	1,377,000	1,387,328

Oil Companies-Exploration & Production — 0.5%
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	2,000,000	2,087,500

Real Estate Operations & Development — 0.5%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	2,250,000	2,221,875

Satellite Telecom — 0.4%
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*	1,400,000	1,477,000

Special Purpose Entities — 0.0%
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/2015†*(1)(2)(5)(9)	1,210,000	0

Steel-Producers — 0.5%
ArcelorMittal Senior Notes 6.75% due 02/25/2022	1,000,000	1,087,500
ArcelorMittal Senior Notes 7.25% due 03/01/2041	905,000	871,063

		1,958,563

Telecom Services — 1.0%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	1,650,000	1,761,375
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/2017*(6)(7)	2,423,922	2,466,341

		4,227,716

Total Foreign Corporate Bonds & Notes (cost $50,815,212)		44,840,766

LOANS(12)(13) — 2.6%
Aerospace/Defense — 0.3%
Sequa Corp. BTL-B 5.25% due 05/15/2017	994,987	1,004,782

Beverages-Non-alcoholic — 0.0%
Le-Natures, Inc. Escrow Loans 7.00% due 03/01/2011†(1)(2)	1,200,000	0

Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2013†(1)(2)(8)	2,037,810	0

Casino Hotels — 0.3%
Tropicana Entertainment, Inc. BTL 7.50% due 03/16/2018	985,000	989,925
Twin River Management Group, Inc. BTL 5.25% due 09/27/2018	340,511	344,555

		1,334,480

Computer Software — 0.2%
Vertafore, Inc. Ist Lien 4.25% due 10/03/2019	995,000	1,000,182

Electric-Distribution — 0.5%
Cedar Bay Generating Company LP BTL 6.25% due 04/15/2020	1,930,025	1,946,912

Gambling (Non-Hotel) — 0.1%
Northfield Park Assoc. LLC 1st Lien 9.00% due 10/23/2018	475,000	485,094

Medical Instruments — 0.1%
Immucor BTL-B 5.00% due 08/19/2018	506,683	510,272

Medical-Drugs — 0.6%
Auxilium Pharmaceuticals, Inc. Term Loan B 6.25% due 04/26/2017	2,433,705	2,471,731
Triax Pharmaceuticals LLC Escrow Loans 16.50% due 08/30/2011†(1)(2)	1,720,938	0

		2,471,731

Medical-Hospitals — 0.1%
Ardent Health Services, Inc. BTL-B 6.75% due 03/15/2018	387,075	389,736

Oil Companies-Exploration & Production — 0.2%
Sabine Oil & Gas, LLC BTL 8.75% due 12/31/2018	917,028	922,473

Printing-Commercial — 0.2%
Cenveo Corp. BTL-B 6.25% due 02/13/2017	724,360	734,773

Total Loans (cost $11,668,588)		10,800,435

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.9%
Financial Guarantee Insurance — 0.4%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	2,245,000	1,762,325

Food-Dairy Products — 0.5%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	1,850,000	1,803,750

Total Preferred Securities/Capital Securities (cost $3,434,309)		3,566,075

COMMON STOCKS — 0.0%
Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(1)(2) (cost $0)	128,418	0

PREFERRED SECURITIES — 0.3%
Diversified Banking Institutions — 0.3%
Citigroup, Inc. Series J 7.13%	51,175	1,325,944

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C†(1)(2)	39,177	0

Total Preferred Securities (cost $1,279,375)		1,325,944

WARRANTS† — 0.0%
Oil-Field Services — 0.0%
Green Field Energy Services, Inc. Expires 11/15/2021*	3,329	33

Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)(1)(2)(8)	414	128,340
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)(1)(2)(8)	408	51,000

		179,340

Total Warrants (cost $109,065)		179,373

Total Long-Term Investment Securities (cost $411,522,284)		409,267,411

REPURCHASE AGREEMENT — 2.1%
Agreement with State Street Bank & Trust Co. Joint Repurchase Agreement (cost $8,962,000)(10)	8,962,000	8,962,000

TOTAL INVESTMENTS (cost $420,484,284)(11)	99.7%	418,229,411
Other assets less liabilities	0.3	1,345,587

NET ASSETS	100.0%	$419,574,998

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2013, the aggregate value of these securities was $188,222,754 representing 44.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At October 31, 2013, the aggregate value of these securities was $502,678 representing 0.1% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Security is in default and did not pay principal at maturity.
(4)	Company has filed for Chapter 7 bankruptcy.
(5)	Security in default of interest.
(6)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(7)	Security currently paying interest/dividends in form of additional bonds.
(8)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2013, the High-Yield Bond Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc Expires 12/18/2016 (strike price $500.00)	11/12/2010	$408	$—
	05/16/2012	6	—

		414		$128,340	$310.00	0.03%
ION Media Networks, Inc Expires 12/18/2016 (strike price $687.00)	05/16/2012	408	—	51,000	125.00	0.01
TOUSA, Inc. 12.25% due 08/15/2013 Loan Agreement	10/11/2007	1,022,829	—
	01/29/2008	11,293	—
	03/14/2008	10,700	—
	04/09/2008	26,285	—
	06/30/2008	37,503	—
	10/07/2008	39,014	—
	01/15/2009	37,728	—
	03/31/2009	35,804	—
	06/30/2009	37,295	—
	09/30/2009	38,857	—
	12/30/2009	40,056	—
	03/31/2010	40,396	—
	07/06/2010	42,078	—
	09/30/2010	43,840	—
	12/31/2010	45,194	—
	03/30/2011	45,576	—
	06/30/2011	47,475	—
	09/30/2011	49,462	—
	12/30/2011	50,435	—
	03/30/2012	51,836	—
	06/30/2012	53,413	—
	09/30/2012	55,039	—
	12/31/2012	58,585	—
	03/31/2013	56,724	—
	07/31/2013	60,228	—
	10/31/2013	165	—

		2,037,810	—	0	0.00	0.00

				$179,340		0.04%

(9)	Company filed for bankruptcy protection in a country of issuance.
(10)	See Note 2 for the details of Joint Repurchase Agreements
(11)	See Note 4 for cost of investments on a tax basis.
(12)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(13)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(14)	Company has filed for Chapter 11 bankruptcy protection.

BTL — Bank Term Loan

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at October 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes
Electric-Generation	$—	$1,465,987	$632,786	$2,098,773
Gambling (Non-Hotel)	—	—	323,210	323,210
Non-Ferrous Metals	—	—	0	0
Oil Companies-Exploration & Production	—	44,697,748	—	44,697,748
Recycling	—	—	128	128
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	301,434,959	—	301,434,959
Foreign Corporate Bonds & Notes:
Independent Power Producers	—	—	0	0
Metal Processors & Fabrication	—	—	0	0
Special Purpose Entities	—	—	0	0
Other Industries*	—	44,840,766	—	44,840,766
Loans:
Beverages-Non-alcoholic	—	—	0	0
Building-Residential/Commercial	—	—	0	0
Medical-Drugs	—	2,471,731	0	2,471,731
Other Industries*	—	8,328,704	—	8,328,704
Preferred Securities/Capital Securities	—	3,566,075	—	3,566,075
Common Stocks	—	—	0	0
Preferred Securities:
Diversified Banking Institutions	1,325,944	—	—	1,325,944
Medical-Drugs	—	—	0	0
Warrants:
Oil-Field Services	—	33	—	33
Television	—	—	179,340	179,340
Repurchase Agreement	—	8,962,000	—	8,962,000

Total	$1,325,944	$415,768,003	$1,135,464	$418,229,411

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Principal Amount**/Shares		Value (Note 1)
ASSET BACKED SECURITIES — 4.4%
Diversified Financial Services — 4.4%
Access Group, Inc. FRS Student Loan Backed Note Series 2008-1, Class A 1.54% due 10/27/2025		$635,238	$638,186
ACE Securities Corp. FRS Series 2004-HE4, Class M1 1.07% due 12/25/2034		284,701	250,845
Banc of America Commercial Mtg. Trust Series 2007-3, Class A5 5.38% due 01/10/2014(1)		700,000	782,822
Bear Stearns Asset Backed Securities Trust FRS Series 2005-SD3, Class 1A 0.66% due 07/25/2035		1,406,664	1,376,387
Bear Stearns Asset Backed Securities Trust Series 2006-SD3, Class 1A-1A 5.50% due 08/25/2036		277,353	275,478
Berica ABS Srl FRS Series 2011-1, Class A1 0.52% due 12/30/2055(2)	EUR	6,648,738	8,675,714
Berica Residential MBS FRS Series 8, Class A 0.54% due 03/31/2048(2)	EUR	8,998,070	11,396,938
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-3, Class 1A2 0.46% due 04/25/2035(2)		125,825	107,034
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-R2, Class 1AF1 0.51% due 06/25/2035*(2)		281,860	243,930
Credit Suisse Commercial Mtg. Trust VRS Series 2006-C2, Class A1A 5.67% due 03/15/2039(1)		9,931,192	10,868,081
Credit-Based Asset Servicing and Securitization LLC FRS Series 2006-CB9, Class A1 0.23% due 11/25/2036		6,558	3,464
Greenpoint Mtg. Funding Trust FRS Series 2005-AR1, Class A2 0.39% due 06/25/2045(2)		84,483	76,016
GSR Mtg. Loan Trust FRS Series 2005-AR6, Class 2A1 2.65% due 09/25/2035(2)		270,600	268,730
Harborview Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.36% due 01/19/2038(2)		442,988	348,731
Indymac INDA Mtg. Loan Trust FRS Series 2006-AR1, Class A3 5.28% due 08/25/2036(2)		711,725	698,125
Indymac Index Mtg. Loan Trust FRS Series 2007-FLX6, Class 2A1 0.42% due 09/25/2037(2)		500,905	413,904
Indymac Index Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 2.54% due 03/25/2035(2)		461,083	439,509
Merrill Lynch Mtg. Investors, Inc. FRS Series 2005-A6, Class 2A3 0.55% due 08/25/2035(2)		100,000	86,458
Permanent Master Issuer PLC FRS Series 2011-1A, Class 1A3 1.53% due 07/15/2042*(2)	EUR	4,900,000	6,666,337
Permanent Master Issuer PLC FRS Series 2011-1A, Class 1A1 1.64% due 07/15/2042*(2)(3)		2,800,000	2,805,678
Prime Mtg. Trust Series 2006-1, Class 1A1 5.50% due 06/25/2036(2)		240,091	215,129
Residential Asset Securitization Trust FRS Series 2003-A8, Class A2 0.52% due 10/25/2018(2)		82,202	79,973
Securitized Asset Backed Receivables LLC FRS Series 2006-WM1, Class A2C 0.46% due 12/25/2035		2,052,183	1,697,441
SLC Student Loan Trust FRS Series 2009-AA, Class A 4.75% due 06/15/2033*(3)		2,183,468	2,014,123
SLM Student Loan Trust FRS Series 2007-2, Class A2 0.24% due 07/25/2017		140,826	140,339
SLM Student Loan Trust FRS Series 2008-9, Class A 1.74% due 04/25/2023		1,481,867	1,524,204
Soundview Home Loan Trust FRS Series 2006-OPT5, Class 2A4 0.41% due 07/25/2036		2,000,000	951,714
Structured Asset Securities Corp. FRS Series 2005-NC1, Class M2 0.66% due 02/25/2035		2,000,000	1,830,002
UBS-Barclays Commercial Mtg. Trust VRS Series 2013-C5, Class XA 1.16% due 03/10/2046*(1)(11)		44,084,800	3,301,643
WaMu Mtg. Pass Through Certs. FRS Series 2005-AR6, Class 2A1A 0.40% due 04/25/2045(2)		133,105	124,643
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR3, Class A1A 1.15% due 02/25/2046(2)		365,825	341,891
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR15, Class 2A 2.46% due 11/25/2046(2)		555,297	515,429
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR4, Class 2A1 2.72% due 04/25/2035(2)		5,695,374	5,681,956

Total Asset Backed Securities (cost $61,158,322)			64,840,854

U.S. CORPORATE BONDS & NOTES — 8.8%
Banks-Commercial — 0.4%
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015		3,900,000	3,989,735
UBS AG Stamford Branch Notes 5.88% due 12/20/2017		1,104,000	1,280,101

			5,269,836

Banks-Super Regional — 0.0%
JP Morgan Chase Bank NA FRS Sub. Notes 0.58% due 06/13/2016		600,000	594,317

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 6.13% due 10/03/2016		2,000,000	2,230,000

Consumer Products-Misc. — 0.8%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020		10,900,000	11,254,250

Diversified Banking Institutions — 3.5%
Ally Financial, Inc. FRS Company Guar. Notes 3.65% due 06/20/2014		500,000	504,425
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020		4,100,000	4,868,750
Bank of America Corp. Senior Notes 5.65% due 05/01/2018		7,900,000	9,011,364
Bank of America Corp. Senior Notes 5.75% due 12/01/2017		1,600,000	1,829,390
Citigroup, Inc. Senior Notes 1.04% due 04/01/2016		1,000,000	1,003,860
Citigroup, Inc. Senior Notes 1.20% due 07/25/2016		2,500,000	2,522,950
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017		2,600,000	3,017,856
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021		1,500,000	1,655,654
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018		1,200,000	1,377,526
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018		4,700,000	5,447,272
Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/2017		300,000	347,030
JPMorgan Chase & Co. FRS Senior Notes 0.88% due 02/26/2016		11,700,000	11,743,161
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020		1,800,000	1,919,912
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018		700,000	809,618
Morgan Stanley FRS Senior Notes 0.72% due 10/15/2015		100,000	99,603
Morgan Stanley Senior Notes 2.88% due 07/28/2014		500,000	507,761
Morgan Stanley Notes 6.63% due 04/01/2018		3,200,000	3,753,018
Morgan Stanley Senior Notes 7.30% due 05/13/2019		800,000	977,003

			51,396,153

Finance-Auto Loans — 0.6%
Ford Motor Credit Co. LLC Senior Notes 1.36% due 08/28/2014		2,000,000	2,012,204
Ford Motor Credit Co. LLC Senior Notes 3.88% due 01/15/2015		1,000,000	1,035,047
Ford Motor Credit Co. LLC Senior Notes 5.63% due 09/15/2015		5,800,000	6,274,550

			9,321,801

Finance-Investment Banker/Broker — 0.7%
Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/2015		400,000	432,856
Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/2017		900,000	1,052,545
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018		1,300,000	1,567,710
Lehman Brothers Holdings Senior Notes 6.88% due 05/02/2018(4)(5)		245,000	53,288
Merrill Lynch & Co., Inc. FRS Senior Notes 0.53% due 05/30/2014	EUR	200,000	271,623
Merrill Lynch & Co., Inc. Senior Notes 5.00% due 01/15/2015		3,900,000	4,087,235
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018		1,900,000	2,256,641

			9,721,898

Oil Companies-Exploration & Production — 1.0%
EOG Resources, Inc. FRS Senior Notes 1.02% due 02/03/2014		6,100,000	6,110,846
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 03/01/2018		7,800,000	8,697,000

			14,807,846

Oil Companies-Integrated — 0.6%
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022		9,300,000	9,656,534

Special Purpose Entities — 0.1%
CA FM Lease Trust Senior Notes 8.50% due 07/15/2017*(3)(6)		51,967	55,367
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017(7)		300,000	326,169
SSIF Nevada LP FRS Bank Guar. Notes 0.94% due 04/14/2014*		1,100,000	1,103,043

			1,484,579

Telephone-Integrated — 1.0%
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	6,600,000	7,160,921
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	6,900,000	7,809,965

		14,970,886

Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	169,000	226,943

Total U.S. Corporate Bonds & Notes (cost $122,052,396)		130,935,043

FOREIGN CORPORATE BONDS & NOTES — 10.0%
Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV FRS Company Guar. Notes 0.86% due 04/01/2014*	1,800,000	1,801,629
Volkswagen International Finance NV FRS Company Guar. Notes 1.00% due 03/21/2014*	300,000	300,741

		2,102,370

Banks-Commercial — 3.2%
Barclays Bank PLC FRS Senior Notes 1.28% due 01/13/2014	6,400,000	6,412,467
Barclays Bank PLC FRS Jr. Sub. Notes 7.70% due 04/25/2014*(3)(8)	2,010,000	2,182,894
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA Company Guar. Notes 4.50% due 01/11/2021	8,400,000	8,998,928
Dexia Credit Local SA FRS Government Guar. Notes 0.62% due 11/07/2016*(3)(6)	14,900,000	14,891,060
DNB NOR Boligkreditt AS Bonds 2.90% due 03/29/2016*(3)	6,000,000	6,296,400
Intesa Sanpaolo SpA FRS Notes 2.66% due 02/24/2014*	6,400,000	6,427,072
Royal Bank of Scotland Group PLC FRS Bonds 6.99% due 04/05/2014*(8)	1,200,000	1,257,000
UBS AG Senior Notes 5.75% due 04/25/2018	635,000	739,312

		47,205,133

Banks-Money Center — 0.4%
Lloyds TSB Bank PLC Bank Guar. Notes 5.80% due 01/13/2020*	600,000	689,713
Lloyds TSB Bank PLC FRS Sub. Notes 12.00% due 12/16/2013*(8)	4,100,000	5,514,500

		6,204,213

Banks-Mortgage — 0.4%
Abbey National Treasury Services PLC FRS Bank Guar. Notes 1.82% due 04/25/2014	6,200,000	6,241,943

Banks-Special Purpose — 0.2%
Export-Import Bank of Korea Senior Notes 8.13% due 01/21/2014	2,200,000	2,234,564

Diamonds/Precious Stones — 0.0%
ALROSA Finance SA Company Guar. Notes 7.75% due 11/03/2020	500,000	565,000

Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	1,000,000	1,222,681

Finance-Investment Banker/Broker — 1.5%
Credit Agricole Home Loan SFH FRS Bonds 0.99% due 07/21/2014*	7,000,000	7,024,843
MMC Finance, Ltd. Company Guar. Notes 5.55% due 10/28/2020*(3)	14,800,000	14,838,206

		21,863,049

Finance-Leasing Companies — 0.3%
Banque PSA Finance FRS Senior Notes 2.14% due 04/04/2014*(3)	4,200,000	4,188,240

Non-Ferrous Metals — 0.3%
Corp Nacional del Cobre de Chile Senior Notes 3.00% due 07/17/2022*	4,800,000	4,415,621

Oil Companies-Exploration & Production — 1.2%
CNOOC Finance 2013, Ltd. Company Guar. Notes 1.13% due 05/09/2016	1,200,000	1,192,878
Gaz Capital SA Company Guar. Notes 8.15% due 04/11/2018	14,400,000	16,956,000

		18,148,878

Oil Companies-Integrated — 1.8%
Petrobras International Finance Co. Company Guar. Bonds 5.75% due 01/20/2020	7,800,000	8,238,844
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/2019	7,800,000	9,084,987
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	7,800,000	8,502,000
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/2039	400,000	493,653

		26,319,484

Paper & Related Products — 0.0%
Pindo Deli Finance BV FRS Company Guar. Notes 3.24% due 04/28/2015*(3)(6)	43,338	4,734
Pindo Deli Finance BV FRS Company Guar. Notes 3.24% due 04/28/2018*(3)(6)	432,197	42,917

Pindo Deli Finance BV VRS Company Guar. Bonds 3.24% due 04/28/2027*(6)		1,743,170	43,274
Tjiwi Kimia Finance BV VRS Company Guar. Notes zero coupon due 04/28/2027*(3)(6)		724,965	21,597
Tjiwi Kimia Finance BV FRS Company Guar. Notes 2.51% due 04/28/2015(3)(6)		24,464	3,037
Tjiwi Kimia Finance BV FRS Company Guar. Notes 2.51% due 04/28/2018*(3)(6)		293,490	29,143

			144,702

Steel-Producers — 0.3%
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*		4,400,000	4,536,400

Sugar — 0.2%
Tate & Lyle International Finance PLC Company Guar. Notes 6.63% due 06/15/2016*(3)		2,300,000	2,609,171

Total Foreign Corporate Bonds & Notes (cost $142,635,948)			148,001,449

FOREIGN GOVERNMENT AGENCIES — 5.5%
Sovereign — 5.4%
Federal Republic of Germany Bonds 4.25% due 01/04/2014	EUR	20,400,000	27,886,432
Federative Republic of Brazil Notes zero coupon due 01/01/2017	BRL	121,700,000	38,639,668
Government of Australia Senior Notes 5.50% due 12/15/2013	AUD	8,000,000	7,588,724
Government of Australia Senior Notes 5.75% due 05/15/2021	AUD	6,700,000	7,149,716
Russian Federation Senior Bonds 7.50% due 03/31/2030*(3)(7)		280	334

			81,264,874

Sovereign Agency — 0.1%
Vnesheconombank Via VEB Finance PLC Senior Notes 5.38% due 02/13/2017*		800,000	854,560

Total Foreign Government Agencies (cost $82,016,512)			82,119,434

U.S. GOVERNMENT AGENCIES — 19.8%
Federal Home Loan Mtg. Corp. — 0.1%
4.50% due 03/01/2041		912,875	974,402
4.50% due 05/01/2041		283,936	303,361
Federal Home Loan Mtg. Corp. FRS Series T-62, Class 1A1 1.35% due 10/25/2044(2)		121,802	125,796
Series T-61, Class 1A1 1.55% due 07/25/2044(2)		662,931	674,876

			2,078,435

Federal National Mtg. Assoc. — 11.8%
2.50% due 01/01/2043		207,638	195,539
2.50% due 02/01/2043		9,030,359	8,503,556
2.50% due 03/01/2043		2,969,638	2,796,314
3.00% due 08/01/2042		954,750	944,131
3.00% due 09/01/2042		948,321	936,587
3.00% due 10/01/2042		319,239	315,291
3.00% due 12/01/2042		149,261	147,462
3.00% due 02/01/2043		195,466	193,156
3.00% due 03/01/2043		197,811	195,467
3.00% due 04/01/2043		89,301	88,243
3.00% due 05/01/2043		3,001,077	2,966,669
3.00% due 06/01/2043		3,335,475	3,297,463
3.00% due 08/01/2043		137,247,443	135,704,988
3.00% due 09/01/2043		1,241,734	1,227,715
3.00% due December TBA		1,000,000	984,375
3.50% due November TBA		3,000,000	3,167,578
4.00% due 12/01/2040		101,806	107,233
4.00% due 02/01/2041		719,987	759,036
4.00% due December TBA		2,000,000	2,100,938
4.50% due 02/01/2025		315,998	335,901
4.50% due 04/01/2041		292,224	313,280
5.00% due 06/01/2023		138,009	149,812
5.00% due 04/01/2024		33,908	36,826
5.00% due 02/01/2027		22,263	24,155
5.00% due 07/01/2027		222,405	241,307
5.00% due 03/01/2028		84,684	92,837
5.00% due 04/01/2028		292,166	320,407
5.00% due 05/01/2028		87,241	95,096
5.00% due 06/01/2028		157,035	171,967
5.00% due 07/01/2028		109,229	119,687
5.00% due 04/01/2029		235,657	256,282
5.00% due 05/01/2029		91,853	99,972
5.00% due 03/01/2034		41,310	44,866
5.00% due 08/01/2034		408,279	443,746
5.00% due 12/01/2034		65,259	70,918
5.00% due 03/01/2035		23,451	25,470
5.00% due 04/01/2035		3,308,698	3,592,955
5.00% due 07/01/2035		129,731	141,790
5.00% due 08/01/2035		77,686	84,842
5.00% due 09/01/2035		57,687	62,658
5.00% due 11/01/2035		2,581,006	2,802,489
5.00% due 06/01/2037		329,310	357,638
5.00% due 02/01/2040		38,136	41,511
5.00% due 05/01/2040		43,402	47,250
5.00% due 06/01/2040		33,766	36,964
5.00% due 02/01/2041		42,707	46,683
Federal National Mtg. Assoc. FRS 2.26% due 06/01/2035		155,864	165,225

			174,854,275

Government National Mtg. Assoc. — 7.7%
2.50% due 11/15/2042		992,622	938,487
2.50% due 01/15/2043		2,991,989	2,828,533
3.00% due 09/15/2042		976,853	975,131
3.00% due 12/15/2042		997,507	995,748
3.00% due 03/15/2043		4,991,035	4,982,238
3.00% due 04/15/2043		5,974,885	5,964,351
3.00% due 05/15/2043		1,908,915	1,905,551
3.00% due 06/15/2043		14,973,292	14,946,901
3.00% due 07/15/2043		2,038,120	2,034,527
3.00% due 08/15/2043		5,989,780	5,979,221
3.00% due November TBA		68,000,000	67,776,878
4.50% due 01/15/2040		595,987	644,871
4.50% due 02/15/2040		698,897	756,385
4.50% due 03/15/2040		410,483	444,187
4.50% due 04/15/2040		1,042,292	1,127,980
4.50% due 05/15/2040		593,736	640,526
4.50% due 06/15/2040		383,951	415,291
4.50% due 08/15/2040		134,294	145,258
4.50% due 09/15/2040		16,997	18,438

4.50% due 10/15/2040	398,181	429,312
4.50% due 12/15/2040	520,957	563,376
4.50% due 02/15/2041	472,828	513,356
Government National Mtg. Assoc. FRS 0.47% due 05/20/2037(2)	335,798	336,076

		115,362,622

Sovereign — 0.2%
Overseas Private Investment Corp. Government Guar. Notes 5.75% due 04/15/2014	2,035,320	2,742,944

Total U.S. Government Agencies (cost $289,486,740)		295,038,276

U.S. GOVERNMENT TREASURIES — 38.4%
United States Treasury Bonds — 0.4%
0.75% due 02/15/2042 TIPS (9)	1,552,485	1,341,322
2.13% due 02/15/2041 TIPS (9)	3,844,548	4,592,132

		5,933,454

United States Treasury Notes — 38.0%
0.13% due 12/31/2014	19,800,000	19,792,258
0.13% due 01/15/2022 TIPS (9)	29,861,792	29,619,165
0.13% due 07/15/2022 TIPS (9)	14,441,116	14,294,452
0.13% due 01/15/2023 TIPS (9)	4,964,680	4,852,200
0.25% due 05/31/2014	8,200,000	8,206,404
0.25% due 06/30/2014	26,900,000	26,924,156
0.25% due 08/31/2014	33,226,000	33,261,053
0.25% due 09/15/2014	73,000,000	73,077,015
0.38% due 11/15/2014	18,600,000	18,643,598
0.50% due 08/15/2014	13,200,000	13,238,161
0.50% due 10/15/2014	19,874,000	19,942,327
0.63% due 07/15/2014	5,131,000	5,149,241
0.75% due 06/15/2014	4,100,000	4,116,175
0.75% due 02/28/2018	2,900,000	2,857,179
1.00% due 05/15/2014	4,400,000	4,420,970
1.13% due 01/15/2021 TIPS (9)	14,112,120	15,247,708
1.25% due 02/29/2020	11,100,000	10,753,125
1.38% due 07/31/2018	134,000,000	134,879,308
2.00% due 07/31/2020	400,000	403,375
2.13% due 12/31/2015	700,000	726,851
2.13% due 08/31/2020	1,500,000	1,521,914
2.63% due 04/30/2018	87,800,000	93,445,277
2.63% due 08/15/2020	15,500,000	16,260,461
2.63% due 11/15/2020	12,200,000	12,757,577

		564,389,950

Total U.S. Government Treasuries (cost $569,610,706)		570,323,404

MUNICIPAL BONDS & NOTES — 3.5%
U.S. Municipal Bonds & Notes — 3.5%
Chicago Transit Authority Revenue Series A 6.90% due 12/01/2040	800,000	919,864
Chicago Transit Authority Revenue Series B 6.90% due 12/01/2040	900,000	1,027,422
City & County of Honolulu Hawaii General Obligation Bonds Series A 5.00% due 11/01/2024	1,800,000	2,111,202
City & County of Honolulu Hawaii General Obligation Bonds Series A 5.00% due 11/01/2025	1,600,000	1,854,576
City & County of Honolulu Hawaii General Obligation Bonds Series A 5.00% due 11/01/2026	985,000	1,128,347
City & County of Honolulu Hawaii General Obligation Bonds Series A 5.00% due 11/01/2028	1,800,000	2,017,008
City & County of Honolulu Hawaii General Obligation Bonds Series B 5.00% due 11/01/2023	1,900,000	2,255,053
City & County of Honolulu Hawaii General Obligation Bonds Series B 5.00% due 11/01/2024	700,000	821,023
City & County of Honolulu Hawaii General Obligation Bonds Series B 5.00% due 11/01/2025	3,700,000	4,288,707
City & County of Honolulu Hawaii General Obligation Bonds Series F 2.41% due 11/01/2021	800,000	755,064
City & County of Honolulu Hawaii General Obligation Bonds Series G 2.41% due 11/01/2021	1,000,000	943,830
City & County of Honolulu Hawaii General Obligation Bonds Series G 2.51% due 11/01/2022	1,100,000	1,021,350
City & County of Honolulu Hawaii General Obligation Bonds Series G 2.81% due 11/01/2023	600,000	559,542
District of Columbia Revenue 5.59% due 12/01/2034	4,000,000	4,499,480
East Bay Municipal Utility District Revenue 5.87% due 06/01/2040	2,200,000	2,561,724
Kentucky State Property & Building Commission Revenue 4.30% due 11/01/2019	400,000	429,112
Kentucky State Property & Building Commission Revenue 4.40% due 11/01/2020	500,000	526,735
Kentucky State Property & Building Commission Revenue 5.37% 11/01/2025	1,000,000	1,075,060
New Jersey State Turnpike Authority Revenue Series B 5.00% due 01/01/2025	400,000	445,972
New Jersey State Turnpike Authority Revenue Series B 5.00% due 01/01/2026	900,000	997,497
New Jersey State Turnpike Authority Revenue Series B 5.00% due 01/01/2027	1,000,000	1,096,060

New York City Transitional Finance Authority Revenue 5.08% due 11/01/2025	500,000	554,320
New York City Transitional Finance Authority Revenue 4.73% due 11/01/2023	800,000	872,744
New York State Thruway Authority Revenue 4.90% due 11/01/2024	500,000	549,700
New York State Thruway Authority Revenue Series A 5.00% due 03/15/2026	4,100,000	4,615,247
New York State Thruway Authority Revenue Series A 5.00% due 03/15/2027	5,100,000	5,665,998
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	10,100,000	8,842,752

Total Municipal Bonds & Notes (cost $53,849,168)		52,435,389

COMMON STOCKS — 0.0%
Communications Software — 0.0%
Ventelo GmbH†(3)(6) (cost $400,000)	11,286	0

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Electric-Integrated — 0.0%
SW Acquisition†(3)(6) (cost $0)	1	6

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Diversified Financial Services — 0.3%
General Electric Capital Corp. FRS 6.25% due 12/31/2039(8) (cost $5,000,000)	5,000,000	5,212,500

WARRANTS — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria Expires 11/15/2020 (strike price $250.00)(cost $0)(6)	250	0

OPTIONS — PURCHASED — 0.1%
Sovereign — 0.1%
Put Options — Purchased(3)(13) (cost $542,017)	6,800,000	884,721

Total Long-Term Investment Securities (cost $1,326,751,809)		1,349,791,076

SHORT-TERM INVESTMENT SECURITIES — 6.8%
Commercial Paper — 3.3%
BMW US Capital LLC 0.16% due 11/12/2013	13,300,000	13,299,350
Dominion Resources, Inc. 0.40% due 11/13/2013	14,700,000	14,698,040
Ford Motor Credit Co 0.84% due 06/02/2014	300,000	298,509
Ford Motor Credit Co 0.90% due 07/01/2014	300,000	298,185
Ford Motor Credit Co 1.02% due 11/01/2013	1,000,000	1,000,000
Ford Motor Credit Co 1.02% due 11/05/2013	2,200,000	2,199,755
Ford Motor Credit Co 1.02% due 11/22/2013	5,800,000	5,796,617
Wal-Mart Stores Inc. 0.18% due 11/27/2013	11,900,000	11,898,496

		49,488,952

U.S. Government Agencies — 0.7%
Federal Home Loan Bank Disc. Notes
0.05% due 12/04/2013	800,000	799,965
0.05% due 11/27/2013	500,000	499,982
0.07% due 01/03/2014	2,500,000	2,499,870
Federal Home Loan Mtg. Corp. Disc. Notes
0.05% due 12/02/2013	200,000	199,992
0.10% due 07/01/2014	6,200,000	6,196,249

		10,196,058

U.S. Government Treasuries — 2.8%
United States Treasury Bills
0.09% due 05/01/2014	500,000	499,793
0.12% due 07/24/2014	6,700,000	6,696,422
0.14% due 05/29/2014(12)	5,769,000	5,766,825
0.14% due 08/21/2014	28,500,000	28,482,016

		41,445,056

Total Short-Term Investment Securities (cost $101,112,313)		101,130,066

REPURCHASE AGREEMENTS — 8.5%
Agreement with HSBC Bank PLC bearing interest at 0.13% dated 10/31/2013 to be repurchased 11/01/2013 in the amount of $34,000,123 and collateralized by $33,391,000 of United States Treasury Notes bearing interest at 2.00% due 04/30/2016 and having an approximate value of $34,678,484	34,000,000	34,000,000
Agreement with HSBC Bank PLC bearing interest at 0.11% dated 10/31/2013 to be repurchased 11/27/2013 in the amount of $91,404,189 and collateralized by $87,694,400 of United States Treasury Notes bearing interest at 2.63% due 11/15/2020 and having an approximate value of $93,280,748(3)	91,400,000	91,400,000
Agreement with Merrill Lynch Pierce Fenner & Smith bearing interest at 0.13% dated 10/31/2013 to be repurchased 11/01/2013 in the amount of $1,800,007 and collateralized by $1,578,000 of United States Treasury Bonds bearing interest at 4.50% due 08/15/2039 and having an approximate value of $1,839,480	1,800,000	1,800,000

Total Repurchase Agreements (cost $127,200,000)		127,200,000

TOTAL INVESTMENTS (cost $1,555,064,122) (10)	106.1%	1,578,121,142
Liabilities in excess of other assets	(6.1)	(91,087,715)

NET ASSETS	100.0%	$1,487,033,427

FORWARD SALES CONTRACTS — (2.7)%
U.S. Government Agencies — (2.4)%
Federal National Mtg. Assoc. 4.00% due November TBA	(7,000,000)	(7,426,563)
4.50% due November TBA	(500,000)	(531,172)
5.00% due November TBA	(12,000,000)	(13,050,000)
5.50% due October TBA	(6,000,000)	(6,561,563)
5.50% due November TBA	(6,000,000)	(6,547,500)

		(34,116,798)

Government National Mtg. Assoc. 6.00% due December TBA	(2,000,000)	(2,201,250)

U.S. Government Treasuries — (0.3)%
United States Treasury Notes 2.88% due 05/15/2043	(4,900,000)	(4,204,047)

Total Forward Sales Contracts (proceeds $(40,458,362))		$(40,522,095)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2013, the aggregate value of these securities was $94,160,170 representing 6.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — Great British Pound

USD — United States Dollar

LIBOR — London Interbank Offered Rate

BBA — British Banking Association

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of October 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Security

†	Non-income producing security

(1)	Commercial Mortgage Backed Security

(2)	Collateralized Mortgage Obligation

(3)	Illiquid security. At October 31, 2013, the aggregate value of these securities was $142,267,628 representing 9.6% of net assets.

(4)	Security in default of interest

(5)	Company has filed for Chapter 11 bankruptcy protection.

(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(8)	Perpetual maturity—maturity date reflects the next call date.

(9)	Principal amount of security is adjusted for inflation.

(10)	See Note 4 for cost of investments on a tax basis.

(11)	Interest Only

(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(13)	Put Options — Purchased

Put Options – Purchased

Issue	Expiration Month	Strike Price	Notional Amount	Premiums Paid	Value at October 31, 2013	Unrealized Appreciation / (Depreciation)
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the right to receive a fixed rate of 3.45% versus the three month USD-LIBOR-BBA maturing on 09/23/2045	September 2015	$3.45	$6,800,000	$542,017	$884,721	$342,704

Written Options on Interest Rate Swap Contracts

Issue	Expiration Month	Strike Price	Notional Amount	Premiums Received	Value at October 31, 2013	Unrealized Appreciation / (Depreciation)
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to receive a fixed rate of 2.50% versus the three month USD-LIBOR-BBA maturing on 09/23/2020	September 2015	$2.50	$28,600,000	$543,400	$813,355	$(269,955)

LIBOR — London Interbank Offered Rate

BBA — British Banking Association

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2013	Unrealized Appreciation (Depreciation)
33	Short	Euro OAT	March 2013	$5,840,388	$6,034,435	$(194,047)
303	Long	U.S. Treasury 5 Year Notes	December 2013	36,105,587	36,871,312	765,725
211	Long	90 Day Euribor	March 2015	52,316,689	52,467,788	151,099
211	Long	90 Day Euribor	June 2015	52,209,726	52,404,487	194,761

						$917,538

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	AUD	17,790,000	USD	16,517,570	11/04/2013	$—	$(296,650)

Barclays Bank PLC	BRL	2,269,384	USD	1,042,245	11/04/2013	29,217	—
	EUR	45,000	USD	61,223	12/17/2013	120	—
	USD	1,030,320	BRL	2,269,384	11/04/2013	—	(17,293)

						29,337	(17,293)

Citibank N.A.	EUR	21,620,000	USD	28,687,297	12/17/2013	—	(669,444)

Goldman Sachs International	USD	1,374,475	EUR	1,011,000	12/17/2013	—	(1,687)

HSBC Bank USA	EUR	44,000	USD	59,427	12/17/2013	—	(319)

JPMorgan Chase Bank N.A.	MXN	15,050,751	USD	1,135,213	12/17/2013	—	(14,461)

Morgan Stanley & Co., Inc.	EUR	41,000	USD	54,743	12/17/2013	—	(929)
	BRL	76,314,369	USD	33,419,180	11/04/2013	—	(646,693)
	BRL	76,314,369	USD	34,837,199	12/03/2013	1,009,258	—
	USD	70,125,770	BRL	152,628,738	11/04/2013	—	(1,994,021)

						1,009,258	(2,641,643)

Royal Bank of Scotland PLC	GBP	8,527,000	USD	13,318,748	12/12/2013	—	(349,541)

UBS AG	AUD	17,790,000	USD	16,847,130	12/03/2013	64,726	—
	BRL	2,269,384	USD	1,030,320	11/04/2013	17,293	—
	BRL	2,269,384	USD	1,021,877	01/03/2014	22,328	—
	EUR	21,012,000	USD	26,988,443	01/06/2014	—	(1,543,106)
	USD	16,879,081	AUD	17,790,000	11/04/2013	—	(64,861)
	USD	1,035,775	BRL	2,269,384	11/04/2013	—	(22,748)
	USD	3,155,421	NOK	18,612,000	11/14/2013	—	(30,098)
	USD	1,015,854	EUR	763,000	12/17/2013	20,187	—
	USD	4,869,395	MYR	16,249,172	01/15/2014	215,808	—

						340,342	(1,660,813)

Net Unrealized Appreciation/(Depreciation)						$1,378,937	$(5,651,851)

AUD — Australian Dollar

BRL — Brazilian Real

EUR — Euro Dollar

GBP — British Pound

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

USD — United States Dollar

Over the Counter Interest Rate Swap Contracts@

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
UBS AG	BRL	19,400	01/02/2015	9.930%	1-Year BRL-CDI	$6,146	$180,744
	MXN	87,100	06/02/2021	7.500%	28-Day MXN-TIIE	216,960	363,649

							$544,393

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
Bank of America NA	BRL	20,900	01/02/2015	8.440%	1-Year BRL-CDI	$68,123	$(171,084)
	BRL	15,100	01/02/2015	7.585%	1-Year BRL-CDI	(19,285)	(179,525)
	BRL	12,800	01/02/2017	8.860%	1-Year BRL-CDI	22,373	(262,769)
Barclays Bank PLC	BRL	2,200	01/02/2015	7.915%	1-Year BRL-CDI	(115)	(24,163)
Goldman Sachs Bank USA	BRL	18,900	01/02/2015	7.550%	1-Year BRL-CDI	(28,870)	(225,684)
HSBC BANK USA NA	BRL	11,700	01/02/2015	8.075%	1-Year BRL-CDI	11,927	(113,410)
	BRL	7,500	01/02/2015	8.825%	1-Year BRL-CDI	7,390	(16,429)
Morgan Stanley Capital Services LLC	BRL	12,700	01/02/2015	7.795%	1-Year BRL-CDI	(1,327)	(142,028)
	BRL	19,900	01/02/2015	8.270%	1-Year BRL-CDI	(26,925)	(150,116)
UBS AG	BRL	16,700	01/02/2015	8.560%	1-Year BRL-CDI	462	(119,253)
	BRL	32,200	01/02/2017	8.900%	1-Year BRL-CDI	(26,783)	(646,238)

							$(2,050,699)

						$230,076	$(1,506,306)

Centrally Cleared Interest Rate Swap Contracts@

			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
BRL	37,200	07/31/2023	2.650%	3 Month LIBOR	$—	$16,854

BRL-CDI — Brazil Interbank Deposit Rate

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

TIIE — Tasa de Interés Interbancaria de Equilibrio (a benchmark Mexican Peso floating rate index)

Over the Counter Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at October 31, 2013(3)	Notional Amount(2)	Value at October 31, 2013	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Masco Corp. 6.125% due 10/03/2016	(5.000)%	12/20/2016	Barclays Bank PLC	0.8315%	$1,800,000	$(234,778)	$(109,876)	$(124,902)
Tate & Lyle International Finance PLC 6.500% due 06/20/2016	(1.150)%	6/20/2016	Barclays Bank PLC	0.3448%	2,300,000	(48,969)	—	(48,969)

						$(283,747)	$(109,876)	$(173,871)

Over the Counter Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (4)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at October 31, 2013(3)	Notional Amount(2)	Value at October 31, 2013	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Corp. 5.950% due 01/18/2018	1.000%	12/20/2017	Barclays Bank PLC	0.9216%	$900,000	$2,845	$(29,322)	$32,167

@	Illiquid security

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (see Note 1):

	Level 1–Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$64,840,854	$—	$64,840,854
U.S. Corporate Bonds & Notes:
Special Purpose Entities	—	1,429,212	55,367	1,484,579
Other Industries*	—	129,450,464	—	129,450,464
Foreign Corporate Bonds & Notes:
Banks-Commercial	—	32,314,073	14,891,060	47,205,133
Paper & Related Products	—	—	144,702	144,702
Other Industries*	—	100,651,614	—	100,651,614
Foreign Government Agencies:
Sovereign	—	81,264,874	—	81,264,874
Sovereign Agency	—	854,560	—	854,560
U.S. Government Agencies:
Federal National Mtg. Assoc	—	174,854,275	—	174,854,275
Government National Mtg. Assoc	—	115,362,622	—	115,362,622
Other Government Agencies*	—	4,821,379	—	4,821,379
U.S. Government Treasuries:
United State Treasury Bonds	—	5,933,454	—	5,933,454
United State Treasury Notes	—	564,389,950	—	564,389,950
Municipal Bonds & Notes	—	52,435,389	—	52,435,389
Common Stocks	—	—	0	0
Membership Interest Certificates	—	—	6	6
Preferred Securities/Capital Securities	—	5,212,500	—	5,212,500
Warrants	—	—	0	0
Options-Purchased	—	884,721	—	884,721
Short-Term Investment Securities:
Commercial Paper	—	49,488,952	—	49,488,952
U.S. Government Agencies	—	10,196,058	—	10,196,058
U.S. Government Treasuries	—	41,445,056	—	41,445,056
Repurchase Agreements	—	127,200,000	—	127,200,000
Other Financial Instruments:@ Open Futures Contracts-Appreciation	1,111,585	—	—	1,111,585
Open Forward Foreign Currency Contracts-Appreciation	—	1,378,937	—	1,378,937
Over the Counter Interest Rate Swap Contracts-Appreciation	—	544,393	—	544,393
Centrally Cleared Interest Rate Swap Contracts-Appreciation	—	16,854	—	16,854
Over the Counter Credit Default Swaps on Corporate & Sovereign Issues-Sell Protection-Appreciation	—	32,167	—	32,167

Total	$1,111,585	$1,565,002,358	$15,091,135	$1,581,205,078

LIABILITIES:
Forward Sales Contracts	—	40,522,095	—	40,522,095
Other Financial Instruments:@
Written Options on Interest Rate Swap Contracts-Depreciation	—	269,955	—	269,955
Open Futures Contracts-Depreciation	194,047	—	—	194,047
Open Forward Foreign Currency Contracts-Depreciation	—	5,651,851	—	5,651,851
Over the Counter Interest Rate Swap Contracts-Depreciation	—	2,050,699	—	2,050,699
Over the Counter Credit Default Swaps on Corporate & Sovereign Issues-Buy Protection-Depreciation	—	173,871	—	173,871

Total	$194,047	$48,668,471	$—	$48,862,518

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stocks	Membership Interest Certificates	Warrants
Balance as of 1/31/2013	$212,922	$67,274	$169,909	$0	$6	$0
Accrued discounts	—	—	23,186	—	—	—
Accrued premiums	—	(317)	—	—	—	—
Realized gain	—	—	37,594	—	—	—
Realized loss	(282)	(1,446,002)	—	—	—	—
Change in unrealized appreciation(1)	—	—	137,759	—	—	—
Change in unrealized depreciation(1)	(2,830)	1,442,981	(22,379)	—	—	—
Net purchases	—	—	14,891,060	—	—	—
Net sales	(209,810)	(8,569)	(201,367)	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—

Balance as of 10/31/2013	$—	$55,367	$15,035,762	$0	$6	$0

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at October 31, 2013 includes:

Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stocks	Membership Interest Certificates	Warrants
$—	$(2,725)	$115,381	$—	$—	$—

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 10/31/13(1)	Valuation Technique(s)	Unobservable Input(2)	Range (weighted average)
U.S. Corporate Bonds & Notes	$55,367	Market Approach	Benchmark Base Price	$106.54
Foreign Corporate Bond & Notes	$144,702	Market Approach	Benchmark Base Price	$2.48-$12.42 ($8.11)
Common Stocks	$0	Income Approach	Future Cash Flows*	$0
Membership Interest Certificates	$6	Income Approach	Future Cash Flows*	$6
Warrants	$0	Income Approach	Future Cash Flows*	$0

(1)	The Portfolio’s securities classified as Level 3 with a fair value of $14,891,060 at October 31, 2013, are attributable to securities valued at their respective transaction (cost).

(2)	The significant unobservable inputs regarding the Level 3 securities in the table above are securities that lack marketability and may include assumptions made from non public and/or unaudited financial statements. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Balanced Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 58.9%
Aerospace/Defense — 1.2%
Boeing Co.	9,800	$1,278,900
Northrop Grumman Corp.	10,100	1,085,851

		2,364,751

Aerospace/Defense-Equipment — 0.7%
United Technologies Corp.	12,565	1,335,031

Agricultural Operations — 0.6%
Archer-Daniels-Midland Co.	29,279	1,197,511

Airlines — 0.9%
Alaska Air Group, Inc.	4,100	289,706
Delta Air Lines, Inc.	44,635	1,177,471
Southwest Airlines Co.	15,900	273,798
United Continental Holdings, Inc.†	2,623	89,051

		1,830,026

Apparel Manufacturers — 0.3%
Hanesbrands, Inc.	4,300	292,916
VF Corp.	1,220	262,300

		555,216

Appliances — 0.1%
Whirlpool Corp.	1,800	262,818

Applications Software — 1.5%
Citrix Systems, Inc.†	3,021	171,533
Microsoft Corp.	78,778	2,784,802

		2,956,335

Auto-Cars/Light Trucks — 1.0%
Ford Motor Co.	33,000	564,630
General Motors Co.†	38,693	1,429,706

		1,994,336

Auto-Heavy Duty Trucks — 0.4%
Oshkosh Corp.	5,100	242,709
PACCAR, Inc.	9,337	519,137

		761,846

Auto/Truck Parts & Equipment-Original — 0.2%
Dana Holding Corp.	300	5,880
Johnson Controls, Inc.	9,227	425,826

		431,706

Banks-Commercial — 0.1%
BB&T Corp.	1,440	48,917
Zions Bancorporation	3,915	111,068

		159,985

Banks-Fiduciary — 0.1%
State Street Corp.	3,632	254,494

Banks-Super Regional — 1.5%
Capital One Financial Corp.	6,645	456,312
SunTrust Banks, Inc.	2,723	91,602
Wells Fargo & Co.	60,999	2,604,047

		3,151,961

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	2,200	215,842

Beverages-Non-alcoholic — 0.4%
Coca-Cola Co.	10,741	425,021
PepsiCo, Inc.	5,771	485,284

		910,305

Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc., Class A†	1,085	70,850

Brewery — 0.1%
Molson Coors Brewing Co., Class B	4,400	237,600

Building Products-Wood — 0.1%
Masco Corp.	12,645	267,189

Building-Residential/Commercial — 0.3%
Lennar Corp., Class A	3,632	129,118
PulteGroup, Inc.	13,121	231,586
Toll Brothers, Inc.†	5,720	188,073

		548,777

Cable/Satellite TV — 1.4%
Comcast Corp., Class A	41,348	1,967,338
DISH Network Corp., Class A	3,840	185,088
Time Warner Cable, Inc.	5,848	702,637

		2,855,063

Casino Hotels — 0.1%
MGM Resorts International†	12,300	234,192

Chemicals-Diversified — 1.4%
Axiall Corp.	7,120	276,897
Dow Chemical Co.	13,451	530,911
LyondellBasell Industries NV, Class A	12,800	954,880
PPG Industries, Inc.	5,777	1,054,764

		2,817,452

Chemicals-Specialty — 0.1%
Methanex Corp.	2,805	163,139

Commercial Services-Finance — 0.5%
Alliance Data Systems Corp.†	453	107,388
H&R Block, Inc.	9,200	261,648
MasterCard, Inc., Class A	795	570,095

		939,131

Computer Services — 0.3%
Accenture PLC, Class A	2,469	181,471
Cognizant Technology Solutions Corp., Class A†	2,031	176,555
Computer Sciences Corp.	4,900	241,374

		599,400

Computers — 1.5%
Apple, Inc.	3,333	1,740,993
Hewlett-Packard Co.	51,295	1,250,059

		2,991,052

Computers-Memory Devices — 0.7%
SanDisk Corp.	1,509	104,875
Seagate Technology PLC	5,200	253,136
Western Digital Corp.	13,800	960,894

		1,318,905

Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A	6,800	241,740

Consulting Services — 0.0%
Genpact, Ltd.†	3,440	68,215

Consumer Products-Misc. — 0.5%
Jarden Corp.†	5,050	279,568
Kimberly-Clark Corp.	4,900	529,200
Spectrum Brands Holdings, Inc.	2,100	138,432

		947,200

Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	2,800	149,772

Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	3,221	208,495

Procter & Gamble Co.	10,832	874,684

		1,083,179

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	6,463	271,705

Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	2,200	239,338

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	3,573	200,838

Distribution/Wholesale — 0.1%
WW Grainger, Inc.	472	126,954

Diversified Banking Institutions — 2.1%
Bank of America Corp.	66,804	932,584
Citigroup, Inc.	36,169	1,764,324
Goldman Sachs Group, Inc.	5,147	827,946
Morgan Stanley	25,828	742,039

		4,266,893

Diversified Manufacturing Operations — 0.8%
Danaher Corp.	3,900	281,151
Eaton Corp. PLC	1,797	126,796
Ingersoll-Rand PLC	15,500	1,046,715
Pentair, Ltd.	963	64,608
SPX Corp.	1,288	116,834

		1,636,104

E-Commerce/Products — 0.5%
Amazon.com, Inc.†	1,229	447,393
eBay, Inc.†	10,349	545,496

		992,889

E-Commerce/Services — 0.2%
Expedia, Inc.	1,765	103,923
priceline.com, Inc.†	341	359,356

		463,279

Electric Products-Misc. — 0.2%
Emerson Electric Co.	4,829	323,398

Electric-Generation — 0.1%
AES Corp.	18,700	263,483

Electric-Integrated — 0.9%
American Electric Power Co., Inc.	18,050	845,462
Edison International	3,411	167,241
NextEra Energy, Inc.	4,344	368,154
Pinnacle West Capital Corp.	3,700	207,311
Xcel Energy, Inc.	5,957	171,919

		1,760,087

Electronic Components-Misc. — 0.0%
Vishay Intertechnology, Inc.†	6,000	73,620

Electronic Components-Semiconductors — 1.0%
Altera Corp.	2,105	70,728
Avago Technologies, Ltd.	22,211	1,009,046
Broadcom Corp., Class A	16,812	449,217
Freescale Semiconductor, Ltd.†	4,844	74,791
Rovi Corp.†	12,600	211,176
Xilinx, Inc.	3,511	159,469

		1,974,427

Electronic Forms — 0.1%
Adobe Systems, Inc.†	3,837	207,965

Engineering/R&D Services — 0.7%
AECOM Technology Corp.†	8,800	279,664
EMCOR Group, Inc.	4,100	151,946
Fluor Corp.	12,267	910,457

		1,342,067

Enterprise Software/Service — 0.8%
Oracle Corp.	51,507	1,725,484

Entertainment Software — 0.2%
Activision Blizzard, Inc.	22,500	374,400

Finance-Consumer Loans — 0.1%
Ocwen Financial Corp.†	4,400	247,412

Finance-Credit Card — 1.3%
American Express Co.	1,624	132,843
Discover Financial Services	18,700	970,156
Visa, Inc., Class A	8,017	1,576,704

		2,679,703

Finance-Investment Banker/Broker — 0.0%
TD Ameritrade Holding Corp.	2,160	58,882

Finance-Mortgage Loan/Banker — 0.0%
Nationstar Mortgage Holdings, Inc.†	700	35,924

Finance-Other Services — 0.3%
IntercontinentalExchange, Inc.†	2,955	569,517

Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	7,400	204,758

Food-Misc./Diversified — 0.5%
General Mills, Inc.	9,544	481,209
Ingredion, Inc.	2,100	138,096
Mondelez International, Inc., Class A	14,310	481,388

		1,100,693

Food-Retail — 0.3%
Kroger Co.	16,000	685,440

Funeral Services & Related Items — 0.1%
Service Corp. International	12,400	223,324

Gas-Distribution — 0.2%
NiSource, Inc.	1,880	59,258
UGI Corp.	6,400	264,768

		324,026

Hotel/Motels — 0.1%
Wyndham Worldwide Corp.	2,200	146,080

Independent Power Producers — 0.1%
Calpine Corp.†	7,100	143,207

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,899	207,010

Instruments-Controls — 0.8%
Honeywell International, Inc.	16,187	1,403,899
Mettler-Toledo International, Inc.†	587	145,259

		1,549,158

Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc.	11,682	535,036

Insurance-Life/Health — 0.3%
CNO Financial Group, Inc.	14,400	224,352
Lincoln National Corp.	6,300	286,083

		510,435

Insurance-Multi-line — 1.3%
ACE, Ltd.	14,934	1,425,301
Allstate Corp.	16,300	864,878
Hartford Financial Services Group, Inc.	8,444	284,563
MetLife, Inc.	2,446	115,720

		2,690,462

Insurance-Property/Casualty — 0.2%
Travelers Cos., Inc.	5,100	440,130

Insurance-Reinsurance — 0.3%
Everest Re Group, Ltd.	1,800	276,732

RenaissanceRe Holdings, Ltd.	2,708	253,767

		530,499

Internet Content-Entertainment — 0.0%
Facebook, Inc., Class A†	1,005	50,511

Internet Content-Information/News — 0.1%
LinkedIn Corp., Class A†	701	156,793

Internet Security — 0.4%
Symantec Corp.	35,500	807,270

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	7,965	800,801
Invesco, Ltd.	9,148	308,745

		1,109,546

Machinery-General Industrial — 0.0%
Roper Industries, Inc.	500	63,405

Machinery-Pumps — 0.1%
Flowserve Corp.	2,329	161,796

Medical Information Systems — 0.1%
Cerner Corp.†	2,995	167,810

Medical Instruments — 0.2%
Medtronic, Inc.	7,200	413,280

Medical Products — 0.2%
CareFusion Corp.†	6,300	244,251
Stryker Corp.	1,300	96,018

		340,269

Medical-Biomedical/Gene — 2.1%
Aegerion Pharmaceuticals, Inc.†	600	49,692
Alexion Pharmaceuticals, Inc.†	2,053	252,416
Amgen, Inc.	10,200	1,183,200
Biogen Idec, Inc.†	3,021	737,698
Celgene Corp.†	3,125	464,031
Gilead Sciences, Inc.†	7,700	546,623
Vertex Pharmaceuticals, Inc.†	15,231	1,086,580

		4,320,240

Medical-Drugs — 3.0%
Bristol-Myers Squibb Co.	18,915	993,416
Endo Health Solutions, Inc.†	4,300	188,039
Johnson & Johnson	30,992	2,870,169
Merck & Co., Inc.	11,248	507,172
Pfizer, Inc.	53,030	1,626,961

		6,185,757

Medical-HMO — 1.4%
Centene Corp.†	4,400	247,104
Humana, Inc.	2,661	245,211
UnitedHealth Group, Inc.	19,440	1,326,975
WellPoint, Inc.	11,000	932,800

		2,752,090

Medical-Wholesale Drug Distribution — 0.8%
AmerisourceBergen Corp.	3,900	254,787
McKesson Corp.	8,970	1,402,370

		1,657,157

Metal-Aluminum — 0.1%
Alcoa, Inc.	31,526	292,246

Metal-Copper — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	16,024	589,042

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	2,500	292,325

Multimedia — 1.4%
Time Warner, Inc.	25,141	1,728,192
Viacom, Inc., Class B	9,600	799,584
Walt Disney Co.	5,408	370,935

		2,898,711

Networking Products — 0.8%
Cisco Systems, Inc.	75,790	1,705,275

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	13,500	288,090

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	3,800	179,056

Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling, Inc.	3,200	198,176
Ensco PLC, Class A	3,872	223,221

		421,397

Oil Companies-Exploration & Production — 2.0%
Anadarko Petroleum Corp.	13,413	1,278,125
Apache Corp.	2,328	206,726
ConocoPhillips	18,920	1,386,836
EOG Resources, Inc.	1,229	219,253
Occidental Petroleum Corp.	9,296	893,160
QEP Resources, Inc.	3,800	125,628

		4,109,728

Oil Companies-Integrated — 2.0%
Chevron Corp.	22,197	2,662,752
Exxon Mobil Corp.	8,723	781,755
Marathon Oil Corp.	3,013	106,239
Phillips 66	9,123	587,795

		4,138,541

Oil Field Machinery & Equipment — 0.0%
Cameron International Corp.†	1,702	93,372

Oil Refining & Marketing — 0.5%
Cheniere Energy, Inc.†	3,048	121,310
Marathon Petroleum Corp.	8,236	590,192
Valero Energy Corp.	2,331	95,967
Western Refining, Inc.	5,200	167,804

		975,273

Oil-Field Services — 0.9%
Baker Hughes, Inc.	5,300	307,877
Halliburton Co.	6,200	328,786
Schlumberger, Ltd.	13,028	1,220,984

		1,857,647

Paper & Related Products — 0.1%
International Paper Co.	3,800	169,518

Pharmacy Services — 0.1%
Omnicare, Inc.	4,300	237,145

Pipelines — 0.1%
Williams Cos., Inc.	7,453	266,147

Poultry — 0.1%
Pilgrim’s Pride Corp.†	14,100	199,797

Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	4,900	90,993

Publishing-Newspapers — 0.1%
Washington Post Co., Class B	360	231,595

Real Estate Investment Trusts — 0.8%
American Tower Corp.	5,400	428,490
Extra Space Storage, Inc.	5,400	248,346
Geo Group, Inc.	5,600	197,512
Hospitality Properties Trust	2,700	79,326
RLJ Lodging Trust	9,600	242,496
Simon Property Group, Inc.	1,229	189,942

Ventas, Inc.	3,800	247,912

		1,634,024

Real Estate Operations & Development — 0.1%
Howard Hughes Corp.†	1,000	117,050

Retail-Apparel/Shoe — 0.1%
Gap, Inc.	3,700	136,863
Lululemon Athletica, Inc.†	1,829	126,292

		263,155

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	531	230,820

Retail-Building Products — 1.3%
Home Depot, Inc.	22,637	1,763,196
Lowe’s Cos., Inc.	15,789	785,976

		2,549,172

Retail-Computer Equipment — 0.1%
GameStop Corp., Class A	1,900	104,158

Retail-Discount — 0.1%
Costco Wholesale Corp.	200	23,600
Target Corp.	1,992	129,062

		152,662

Retail-Drug Store — 0.6%
CVS Caremark Corp.	4,867	303,019
Walgreen Co.	15,700	930,068

		1,233,087

Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	6,677	405,895

Retail-Office Supplies — 0.1%
Staples, Inc.	13,800	222,456

Retail-Regional Department Stores — 0.5%
Dillard’s, Inc., Class A	1,500	122,970
Macy’s, Inc.	18,300	843,813

		966,783

Retail-Restaurants — 0.5%
Dunkin’ Brands Group, Inc.	5,100	243,168
McDonald’s Corp.	3,899	376,331
Yum! Brands, Inc.	5,125	346,553

		966,052

Semiconductor Components-Integrated Circuits — 0.5%
Marvell Technology Group, Ltd.	18,400	220,800
QUALCOMM, Inc.	12,669	880,115

		1,100,915

Semiconductor Equipment — 1.1%
Applied Materials, Inc.	29,432	525,361
KLA-Tencor Corp.	8,989	589,679
Lam Research Corp.†	18,683	1,013,179
Teradyne, Inc.†	4,616	80,734

		2,208,953

Steel-Producers — 0.1%
United States Steel Corp.	8,877	220,949

Telecom Services — 0.1%
Amdocs, Ltd.	5,700	219,165

Telephone-Integrated — 1.0%
AT&T, Inc.	18,100	655,220
CenturyLink, Inc.	4,834	163,679
Verizon Communications, Inc.	22,699	1,146,527

		1,965,426

Television — 0.1%
CBS Corp., Class B	3,880	229,463

Tobacco — 0.6%
Altria Group, Inc.	6,900	256,887
Lorillard, Inc.	9,100	464,191
Philip Morris International, Inc.	6,296	561,100

		1,282,178

Transport-Rail — 0.4%
CSX Corp.	24,062	627,056
Norfolk Southern Corp.	2,945	253,329

		880,385

Transport-Services — 0.0%
United Parcel Service, Inc., Class B	400	39,296

Web Portals/ISP — 1.4%
Google, Inc., Class A†	1,963	2,023,029
Yahoo!, Inc.†	26,500	872,645

		2,895,674

Total Common Stock (cost $96,798,192)		120,149,186

ASSET BACKED SECURITIES — 9.0%

Diversified Financial Services — 9.0%
American Home Mtg. Assets LLC FRS Series 2006-2, Class 1A1 1.11% due 09/25/2046(1)	74,076	52,634
Banc of America Alternative Loan Trust Series 2004-5, Class 4A1 5.00% due 06/25/2019(1)	6,287	6,283
Banc of America Commercial Mtg. Trust Series 2006-4, Class AM 5.68% due 07/10/2046(2)	155,000	170,383
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.73% due 05/10/2045(2)	270,000	296,581
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class AM 5.77% due 05/10/2045(2)	190,000	210,591
Banc of America Merril Lynch Commercial Mtg., Inc., VRS Series 2006-2, Class AJ 5.77% due 05/10/2045(2)	190,000	200,595
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2005-4, Class A5B 5.00% due 07/10/2045(2)	145,000	154,157
Banc of America Mtg. Securities, Inc. FRS Series 2005-RP3, Class 1A2 2.77% due 07/25/2033(1)	118,770	119,748
Banc of America Mtg. Trust Series 2004-5, Class 3A2 4.75% due 06/25/2019(1)	19,089	19,539
Bear Stearns Commercial Mtg. Securities Series 2006-PW14, Class A4 5.20% due 12/11/2038(2)	340,000	374,313

Bear Stearns Commercial Mtg. Securities Series 2006-PW14, Class AM 5.24% due 12/11/2038(2)	55,000	60,059
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW11, Class A4 5.44% due 03/11/2039(2)	315,000	341,562
Bear Stearns Commercial Mtg. Securities VRS Series 2006-PW13, Class AM 5.58% due 09/11/2041(2)	155,000	169,965
Bear Stearns Commercial Mtg. Securities VRS Series 2007-PW16, Class AM 5.71% due 06/11/2040(2)	285,000	320,494
Bear Stearns Commercial Mtg. Securities VRS Series 2006-PW12, Class A4 5.71% due 09/11/2038(2)	145,000	159,095
CD Commercial Mtg. Trust VRS Series 2007-CD5, Class AJ 6.12% due 11/15/2044(2)	100,000	108,017
Citigroup Commercial Mtg. Trust Series 2006-C5, Class A4 5.43% due 12/15/2013(2)	205,000	225,611
Citigroup Mtg. Loan Trust FRS Series 2007-WFH2, Class A2 0.32% due 03/25/2037	24,897	24,861
Citigroup Mtg. Loan Trust FRS Series 2006-HE1, Class M1 0.50% due 01/25/2036	250,000	241,786
Citigroup Mtg. Loan Trust FRS Series 2003-HE3, Class A 0.55% due 12/25/2033	123,218	116,584
Citigroup Mtg. Loan Trust Series 2007-12 Class 2A1 6.50% due 10/25/2036*(1)	233,043	181,273
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class AM 5.35% due 01/15/2046(2)	145,000	156,686
Citigroup/Deutsche Bank Mtg. Trust VRS Series 2007-CD5, Class AM 6.12% due 11/15/2044(2)	95,000	109,167
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/2037(1)	216,700	183,056
Commercial Mtg. Pass Through Certs. Series 2012-CR3, Class A3 2.82% due 10/15/2045(2)	185,000	177,670
Commercial Mtg. Pass Through Certs. Series 2013-CR12, Class A4 4.05% due 10/10/2046(2)(7)	55,000	56,650
Commercial Mtg. Pass Through Certs. Series 2013-CR11, Class A4 4.26% due 10/10/2046(2)	225,000	236,773
Commercial Mtg. Trust FRS Series 2011-FL1, Class A 2.51% due 07/17/2028*(2)	29,156	29,233
Commercial Mtg. Trust VRS GCCFC 2005-GG3 B 4.89% due 08/10/2042(2)	220,000	225,515
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(1)	430,066	350,967
Countrywide Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.37% due 07/20/2046(1)	438,915	252,577
Countrywide Asset-Backed Certs. FRS Series 2005-5, Class M2 0.66% due 10/25/2035	240,000	235,115
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(1)	80,664	78,850
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR8, Class 2A1 2.62% due 09/25/2034(1)	60,148	60,752
Credit Suisse Mtg. Capital Pass Through Certs. VRS Series 2006-C1, Class A4 5.39% due 02/15/2039(2)	130,000	140,618
DBUBS Mtg. Trust Series 2011-LC3A, Class A2 3.64% due 08/10/2044(2)	150,000	158,239
First Franklin Mtg. Loan Trust FRS Series 2005-FF8, Class A2D 0.55% due 09/25/2035	78,868	77,993
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 1.03% due 06/25/2034	387,699	339,159
Ford Credit Floorplan Master Owner Trust Series 2012-4, Class A1 0.74% due 09/15/2016	845,000	845,984
Greenwich Capital Commerical Funding Corp. VRS Series 2005-GG3, Class A4 4.80% due 08/10/2042(2)	105,000	108,381
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(2)	1,000,000	1,083,106
GS Mtg. Securities Corp. II Series 2006-GG8, Class A4 5.56% due 11/10/2039(2)	385,000	425,187
GS Mtg. Securities Corp. II Series 2006-GG8, Class AM 5.59% due 11/10/2039(2)	140,000	152,539
GSAMP Trust FRS Series 2006-FM1, Class A2C 0.33% due 04/25/2036	374,280	276,452
GSAMP Trust Series 2006-NC1, Class A2 0.35% due 02/25/2036	148,986	139,540
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class ASB 4.66% due 07/15/2042(2)	66,533	67,783
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP8, Class AM 5.44% due 05/15/2045(2)	330,000	362,918
LB-UBS Commercial Mtg. Trust Series 2005-C3, Class A5 4.74% due 07/15/2030(2)	110,000	114,310

Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(1)	42,894	41,199
Long Beach Mortgage Loan Trust FRS Series 2004-3, Class M1 1.03% due 07/25/2034	220,000	210,301
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class A4 5.05% due 07/12/2038(2)	120,000	127,195
Merrill Lynch Mtg. Trust, VRS Series 2005-CIP1, Class AM 5.11% due 07/12/2038(2)	25,000	26,506
Merrill Lynch Mtg. Trust VRS Series 2005-CK11, Class A6 5.28% due 11/12/2037(2)	975,033	1,036,510
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.68% due 05/12/2039(2)	180,000	196,854
Merrill Lynch Mtg. Trust VRS Series 2007-C1, Class A1A 5.85% due 06/12/2050(2)	367,530	396,796
Merrill Lynch/Countrywide Commercial Mtg. Trust Pass Through Certs., Series 2006-4, Class AM 5.20% due 12/12/2013(2)	175,000	191,342
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A4 2.86% due 11/15/2045(2)	140,000	135,041
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(2)	55,000	52,944
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A4 3.13% due 12/15/2048(2)	175,000	171,316
Morgan Stanley Capital I Trust VRS Series 2006-T21, Class A4 5.16% due 10/12/2052(2)	280,000	299,553
Morgan Stanley Capital I Trust Series 2006-HQ10, Class A4 5.33% due 11/12/2041(2)	147,700	162,119
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(2)	264,514	290,751
Morgan Stanley Capital I Trust Series 2006-HQ10, Class AM 5.36% due 11/12/2041(2)	215,000	237,047
Morgan Stanley Capital I Trust VRS Series 2006-HQ8, Class A4 5.42% due 03/12/2044(2)	170,000	182,682
Morgan Stanley Capital I Trust VRS Series 2006-HQ8, Class AM 5.47% due 03/12/2044(2)	105,000	113,656
Morgan Stanley Capital I Trust VRS Series 2006-T23, Class AM 5.81% due 08/12/2041(2)	370,000	405,830
Morgan Stanley Capital I Trust VRS Series 2007-IQ16, Class AM 6.09% due 12/12/2049(2)	365,000	415,708
Morgan Stanley Re-REMIC Trust VRS Series 2009-GG10, Class A4A 5.80% due 08/12/2045*(2)	685,000	756,115
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 1.03% due 11/25/2034	144,822	140,407
Park Place Securities, Inc. VRS Pass Through Certs. Series 2005-WHQ1, Class M2 0.67% due 03/25/2035	151,645	150,970
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 0.54% due 08/25/2035	288,092	263,245
Residential Asset Mtg. Products Trust FRS Series 2005-RS4, Class M1 0.60% due 04/25/2035	145,000	141,833
Wachovia Bank Commercial Mtg. Trust Series 2005-C18, Class A4 4.94% due 04/15/2042(2)	80,000	83,424
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class AJ2 5.02% due 04/15/2042(2)	225,000	235,210
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C17, Class A4 5.08% due 03/15/2042(2)	115,000	119,791
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class A4 5.24% due 10/15/2044(2)	77,237	82,424
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(2)	235,844	252,563
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A5 5.72% due 05/15/2043(2)	195,000	215,076
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A4 5.72% due 05/15/2043(2)	175,000	189,749
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C27, Class AM 5.80% due 07/15/2045(2)	105,000	114,853
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(2)	190,000	210,530
Washington Mutual Mtg. Pass Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(1)	138,046	101,502
Wells Fargo Home Equity Trust VRS Series 2004-2, Class AI6 5.00% due 10/25/2034	47,353	48,071
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR8, Class 1A1 2.63% due 06/25/2035(1)	336,776	338,307
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/2020(1)	19,740	20,339

Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(1)	182,860	171,107
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(2)	110,000	105,099

Total Asset Backed Securities (cost $18,942,305)		18,433,316

U.S. CORPORATE BONDS & NOTES — 8.3%

Auto-Cars/Light Trucks — 0.2%
Daimler Finance North America LLC FRS Company Guar. Notes 1.02% due 04/10/2014*	365,000	365,976
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	20,000	18,608

		384,584

Auto/Truck Parts & Equipment-Original — 0.0%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	25,000	28,250

Banks-Commercial — 0.2%
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	230,000	235,292
Wachovia Bank NA FRS Sub. Notes 0.65% due 11/03/2014	195,000	195,367

		430,659

Banks-Super Regional — 0.3%
Capital One Financial Corp. Senior Notes 4.75% due 07/15/2021	25,000	26,910
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	50,000	47,574
Wells Fargo & Co. Senior Notes 3.68% due 06/15/2016(3)	395,000	421,583
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	105,000	106,234

		602,301

Brewery — 0.1%
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	200,000	206,530

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	165,000	173,250

Cable/Satellite TV — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	145,000	158,413
Comcast Corp. Company Guar. Notes 6.30% due 11/15/2017	40,000	47,200
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	65,000	75,472
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	155,000	139,146
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	155,000	180,188

		600,419

Casino Hotels — 0.0%
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	75,000	84,938

Cellular Telecom — 0.0%
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	60,000	72,750

Chemicals-Specialty — 0.0%
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	85,000	84,575

Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.25% due 11/15/2021	150,000	154,875

Computers — 0.1%
Apple, Inc. Senior Notes 3.85% due 05/04/2043	150,000	127,090

Consumer Products-Misc. — 0.2%
Central Garden and Pet Co. Company Guar. Notes 8.25% due 03/01/2018	65,000	65,488
Jarden Corp. Company Guar. Notes 7.50% due 01/15/2020	125,000	135,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	145,000	149,712

		350,825

Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 8.88% due 08/15/2020*	130,000	144,950

Dialysis Centers — 0.1%
Fresenius Medical Care US Finance, Inc. Company Guar. Notes 5.75% due 02/15/2021	100,000	105,750

Distribution/Wholesale — 0.1%
HD Supply, Inc. Senior Sec. Notes 8.13% due 04/15/2019	125,000	139,712

Diversified Banking Institutions — 1.1%
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	190,000	182,354
Bank of America Corp. Senior Notes 3.63% due 03/17/2016	135,000	142,497

Bank of America Corp. Senior Notes 3.75% due 07/12/2016	15,000	15,960
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	300,000	321,641
Bank of America Corp. Senior Notes 4.50% due 04/01/2015	60,000	62,960
Bank of America Corp. Senior Notes 5.88% due 02/07/2042	60,000	68,931
Citigroup, Inc. FRS Sub. Notes 0.53% due 06/09/2016	165,000	161,520
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	120,000	121,042
Citigroup, Inc. Senior Notes 3.38% due 03/01/2023	15,000	14,534
Citigroup, Inc. Senior Notes 3.88% due 10/25/2023	90,000	90,012
Citigroup, Inc. Senior Notes 4.95% due 11/07/2043	65,000	64,788
Citigroup, Inc. Senior Notes 6.38% due 08/12/2014	34,000	35,492
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	80,000	89,425
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	210,000	211,207
Goldman Sachs Group, Inc. Senior Notes 3.30% due 05/03/2015	115,000	119,023
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	80,000	78,045
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	35,000	40,509
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	50,000	54,616
Morgan Stanley Senior Notes 3.75% due 02/25/2023	180,000	177,718
Morgan Stanley Notes 5.45% due 01/09/2017	120,000	133,699
Morgan Stanley Senior Notes 6.38% due 07/24/2042	25,000	29,579

		2,215,552

Diversified Financial Services — 0.2%
General Electric Capital Corp. Senior Notes 1.63% due 04/02/2018	80,000	79,878
General Electric Capital Corp. Senior Notes 2.30% due 04/27/2017	150,000	154,613
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	140,000	158,001

		392,492

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 4.13% due 10/09/2042	70,000	64,644
General Electric Co. Senior Notes 5.25% due 12/06/2017	40,000	45,750

		110,394

Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	50,000	44,137

Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 06/01/2020	150,000	175,125

Electric-Integrated — 0.6%
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	115,000	109,602
Carolina Power & Light Co. 1st Mtg. Notes 4.10% due 03/15/2043	85,000	79,667
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*	55,000	55,293
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/2019	175,000	199,045
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	195,000	188,077
Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/2021	65,000	67,417
Georgia Power Co. Senior Notes 4.30% due 03/15/2043	110,000	100,796
Nisource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	105,000	95,995
NiSource Finance Corp. Bonds 5.80% due 02/01/2042	25,000	26,109
PacifiCorp 1st. Mtg. Notes 2.95% due 02/01/2022	110,000	108,464
PPL Capital Funding, Inc. Company Guar. Notes 4.70% due 06/01/2043	35,000	31,561
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/2020	95,000	105,142

		1,167,168

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.50% due 10/15/2022	175,000	164,058

Finance-Auto Loans — 0.3%
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	200,000	205,302
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	400,000	416,369

		621,671

Food-Flour & Grain — 0.0%
Post Holdings Inc. Company Guar. Notes 7.38% due 02/15/2022	75,000	79,969

Food-Misc./Diversified — 0.1%
Hawk Acquisition Sub, Inc. Senior Sec. Notes 4.25% due 10/15/2020*	135,000	130,613
Kraft Foods Group, Inc. Senior Notes 1.63% due 06/04/2015	85,000	86,264

		216,877

Food-Retail — 0.1%
Kroger Co. Senior Notes 5.15% due 08/01/2043	115,000	114,016

Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 7.00% due 05/15/2019	65,000	69,875

Gas-Distribution — 0.1%
Sempra Energy Senior Notes 2.88% due 10/01/2022	130,000	121,328

Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	68,000	74,290

Insurance-Life/Health — 0.2%
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	55,000	56,743
Prudential Financial, Inc. Notes 7.38% due 06/15/2019	190,000	236,391
Tenet Healthcare Corp. Senior Notes 4.75% due 06/01/2020	140,000	138,950

		432,084

Insurance-Multi-line — 0.1%
ING US, Inc. Company Guar. Notes 2.90% due 02/15/2018	145,000	147,981
ING US, Inc. Senior Notes 5.70% due 07/15/2043*	40,000	42,277
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	45,000	40,963
MetLife, Inc. Senior Notes 4.75% due 02/08/2021	100,000	110,351

		341,572

Insurance-Reinsurance — 0.1%
Berkshire Hathaway Finance Corp. Company Guar. Notes 3.00% due 05/15/2022	40,000	39,280
Berkshire Hathaway, Inc. Senior Notes 4.50% due 02/11/2043	55,000	53,034
Swiss Re Treasury US Corp. Company Guar. Notes 4.25% due 12/06/2042*	20,000	17,779

		110,093

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 3.80% due 08/15/2042	25,000	21,529

Machinery-Farming — 0.0%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	70,000	82,863

Medical Products — 0.1%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020	125,000	132,813

Medical-Drugs — 0.1%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 4.20% due 03/18/2043	80,000	75,655
Valeant Pharmaceuticals International Company Guar. Notes 7.25% due 07/15/2022*	145,000	157,687

		233,342

Medical-Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	200,000	228,976

Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 2.75% due 11/15/2022	190,000	177,599
UnitedHealth Group, Inc. Senior Notes 3.95% due 10/15/2042	45,000	39,327
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	95,000	95,489

		312,415

Medical-Hospitals — 0.1%
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	145,000	162,944
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	60,000	63,032

		225,976

Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	30,000	28,266

Multimedia — 0.1%
NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021	155,000	168,912

Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	100,000	116,903
Apache Corp. Senior Notes 4.25% due 01/15/2044	30,000	27,177
Denbury Resources, Inc. Company Guar. Notes 8.25% due 02/15/2020	105,000	115,500
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	65,000	69,875
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	200,000	206,500
Petrohawk Energy Corp. Company Guar. Notes 7.88% due 06/01/2015	35,000	35,831
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	105,000	111,037

		682,823

Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	65,000	73,693

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 4.75% due 11/15/2021	140,000	151,205

Pipelines — 0.4%
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	150,000	139,916
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	85,000	93,070
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	30,000	28,774
Enterprise Products Operating LLC Company Guar. Notes 5.70% due 02/15/2042	110,000	117,474
Kinder Morgan Energy Partners LP Senior Notes 5.00% due 03/01/2043	180,000	169,795
ONEOK Partners LP Company Guar. Notes 3.25% due 02/01/2016	70,000	72,850
ONEOK Partners LP Company Guar. Notes 6.20% due 09/15/2043	50,000	54,894
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	55,000	55,246
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	85,000	97,637
Spectra Energy Partners LP Senior Notes 5.95% due 09/25/2043	60,000	65,449

		895,105

Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 3.50% due 01/31/2023	75,000	69,147
Boston Properties LP Senior Notes 3.13% due 09/01/2023	55,000	51,576
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/2021	90,000	95,288
HCP, Inc. Senior Notes 5.38% due 02/01/2021	185,000	204,488
Liberty Property LP Senior Notes 3.38% due 06/15/2023	45,000	42,280
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.25% due 03/01/2022	120,000	123,191

		585,970

Rental Auto/Equipment — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 8.25% due 01/15/2019	75,000	81,750
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	100,000	105,250
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	175,000	196,000

		383,000

Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	120,000	132,000

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 4.88% due 02/15/2044	50,000	51,669

Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 4.00% due 04/11/2043	95,000	85,625

Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 5.75% due 05/15/2041	70,000	77,620
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032*	73,802	89,493

		167,113

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	120,000	132,600

Retail-Regional Department Stores — 0.1%
Macy’s Retail Holdings, Inc. Company Guar. Notes 2.88% due 02/15/2023	120,000	108,978
Macy’s Retail Holdings, Inc. Company Guar. Notes 4.30% due 02/15/2043	75,000	63,645

		172,623

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co. Company Guar. Notes 8.25% due 08/15/2020	45,000	50,850

Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	170,000	141,915
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	205,000	221,912
Verizon Communications, Inc. Senior Notes 2.45% due 11/01/2022	60,000	54,123
Verizon Communications, Inc. Senior Notes 2.50% due 09/15/2016	100,000	103,771
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	75,000	61,119
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	125,000	135,298
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	90,000	101,869
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	45,000	52,210
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	100,000	106,750
Windstream Holdings, Inc. Senior Notes 7.75% due 10/01/2021*	90,000	96,075

		1,075,042

Television — 0.1%
Sinclair Television Group, Inc. Company Guar. Notes 5.38% due 04/01/2021	125,000	122,188

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	180,000	167,182
Altria Group, Inc. Company Guar. Notes 4.25% due 08/09/2042	50,000	42,643
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	40,000	34,670
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	45,000	40,596

		285,091

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	70,000	67,247
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	110,000	114,501

		181,748

Travel Services — 0.1%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	125,000	137,500

Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	85,000	85,000

Total U.S. Corporate Bonds & Notes (cost $16,839,699)		17,028,096

FOREIGN CORPORATE BONDS & NOTES — 3.0%

Banks-Commercial — 0.8%
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	205,000	205,572
BPCE SA Sub. Notes 5.70% due 10/22/2023	200,000	205,114
HSBC Bank PLC Senior Notes 3.10% due 05/24/2016*	275,000	289,546
Nordea Bank AB Senior Notes 1.63% due 05/15/2018*	340,000	334,492
Skandinaviska Enskilda Banken AB Senior Notes 1.75% due 03/19/2018*	200,000	197,408
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/2014*	235,000	241,222
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	202,353

		1,675,707

Banks-Money Center — 0.1%
ABN AMRO Bank NV Senior Notes 2.50% due 10/30/2018	200,000	199,934

Cellular Telecom — 0.2%
America Movil SAB de CV Company Guar. Notes 2.38% due 09/08/2016	200,000	204,983
America Movil Sab de CV Company Guar. Notes 5.00% due 03/30/2020	100,000	109,475
Vodafone Group PLC Senior Notes 4.38% due 02/19/2043	95,000	83,450

		397,908

Diversified Banking Institutions — 0.1%
BNP Paribas SA Senior Notes 2.70% due 08/20/2018	190,000	194,547

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	140,000	159,600

Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*	130,000	144,300
Xstrata Finance Canada, Ltd. Company Guar. Notes 5.55% due 10/25/2042*	25,000	22,931

		167,231

Electric-Generation — 0.2%
Abu Dhabi National Energy Co. Senior Notes 3.63% due 01/12/2023*	200,000	188,000
Comision Federal de Electricidad Senior Notes 4.88% due 01/15/2024	200,000	202,750

		390,750

Electric-Integrated — 0.1%
PPL WEM Holdings PLC Senior Notes 5.38% due 05/01/2021*	105,000	114,666

Finance-Investment Banker/Broker — 0.2%
Banco BTG Pactual SA Senior Notes 4.00% due 01/16/2020*	400,000	362,600

Gas-Distribution — 0.1%
Centrica PLC Senior Notes 4.00% due 10/16/2023	200,000	200,922

Gold Mining — 0.0%
Barrick Gold Corp. Senior Notes 5.25% due 04/01/2042	40,000	32,260

Medical-Drugs — 0.1%
GlaxoSmithKline Capital PLC Company Guar. Notes 2.85% due 05/08/2022	5,000	4,873
Teva Pharmaceutical Finance Co., BV Company Guar. Notes 2.95% due 12/18/2022	125,000	115,927

		120,800

Oil & Gas Drilling — 0.0%
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	35,000	33,502

Oil Companies-Exploration & Production — 0.1%
Kazmunaygas National Co. Senior Notes 5.75% due 04/30/2043	200,000	181,480
Pertamina Persero PT Senior Notes 5.63% due 05/20/2043*	200,000	168,000

		349,480

Oil Companies-Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	300,000	296,083
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	155,000	147,561
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	35,000	35,712
Petrobras International Finance Co. Company Guar. Bonds 5.75% due 01/20/2020	85,000	89,782
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/2041	160,000	170,400
Shell International Finance BV Company Guar. Notes 4.55% due 08/12/2043	100,000	99,731
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/2018	85,000	99,946
Suncor Energy, Inc. Senior Notes 6.50% due 06/15/2038	78,000	92,760

		1,031,975

Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	90,000	97,650

Telecom Services — 0.1%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	150,000	160,125

Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Notes 2.25% due 03/06/2017*	235,000	240,242
France Telecom SA Senior Notes 4.13% due 09/14/2021	170,000	175,311

		415,553

Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	100,000	98,250

Total Foreign Corporate Bonds & Notes (cost $6,251,682)		6,203,460

FOREIGN GOVERNMENT AGENCIES — 0.7%

Sovereign — 0.7%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	200,000	199,000
Kingdom of Bahrain Senior Notes 6.13% due 08/01/2023*	200,000	207,500
Republic of Costa Rica Senior Notes 4.25% due 01/26/2023*	200,000	190,000
Republic of Costa Rica Government Guar. Notes 5.25% due 08/12/2018*	200,000	202,000
Republic of Croatia Notes 6.75% due 11/05/2019*	140,000	152,600

Republic of Slovenia Bonds 5.85% due 05/10/2023*	200,000	195,000
Russian Federation Senior Notes 3.50% due 01/16/2019*	200,000	205,292

Total Foreign Government Agencies (cost $1,352,424)		1,351,392

U.S. GOVERNMENT AGENCIES — 11.1%

Federal Home Loan Mtg. Corp. — 2.5%
1.38% due 05/01/2020	1,065,000	1,018,953
2.50% due 12/01/2027	49,702	50,281
3.50% due 01/15/2040(1)	416,162	429,917
3.50% due 05/01/2042	117,656	120,399
3.50% due 08/01/2042	166,509	170,335
3.50% due November 30 TBA	540,000	551,897
4.00% due 07/15/2037(1)	300,000	317,283
4.00% due November 30 TBA	650,000	681,891
4.50% due November 30 TBA	810,000	864,422
5.00% due 03/01/2019	20,304	21,538
5.00% due November 30 TBA	390,000	420,682
5.37% due 06/01/2037	2,450	2,639
5.40% due 07/01/2037	20,345	21,636
5.50% due 06/01/2037	89,427	94,395
5.50% due 07/01/2034	78,395	85,373
5.61% due 06/01/2037	11,427	12,234
Federal Home Loan Mtg. Corp. REMIC Series 4056, Class BI 3.00% due 05/15/2027(1)(4)	94,777	12,319
Series 4097, Class CI
3.00% due 08/15/2027(1)(4)	294,642	38,475
Series 4146, Class AI
3.00% due 12/15/2027(1)(4)	152,759	19,890
Series 3896, Class PA
4.00% due 03/15/2040(1)	102,137	106,104

		5,040,663

Federal National Mtg. Assoc. — 5.6%
2.50% due November 15 TBA	1,280,000	1,293,400
3.00% due November 15 TBA	300,000	311,578
3.00% due 05/01/2027	68,598	71,342
3.00% due 06/01/2027	77,532	80,623
3.00% due November 30 TBA	2,600,000	2,565,469
3.50% due 03/01/2042	45,476	46,694
3.50% due 08/01/2042	133,450	137,026
3.50% due 09/01/2042	85,594	87,883
3.50% due 10/01/2042	47,842	49,112
3.50% due 12/01/2042	182,612	187,466
3.50% due 06/01/2043	540,578	556,083
3.50% due November 30 TBA	740,000	765,917
4.00% due 12/01/2041	440,870	465,529
4.00% due 03/01/2042	385,065	406,121
4.00% due 12/01/2042	280,462	295,685
4.00% due 04/01/2043	68,895	72,747
4.00% due November 30 TBA	380,000	400,306
4.50% due 09/01/2041	418,997	449,070
4.50% due November 30 TBA	1,290,000	1,378,386
5.00% due 03/01/2018	29,618	31,458
5.00% due 04/01/2018	7,985	8,477
5.00% due 07/01/2018	26,882	28,505
5.00% due 08/01/2018	17,412	18,466
5.00% due 06/01/2019	26,832	28,644
5.00% due 09/01/2041	380,423	421,220
5.00% due November 15 TBA	70,000	74,263
5.00% due November 30 TBA	250,000	271,875
5.50% due 10/01/2017	58,291	61,505
5.50% due 11/01/2017	19,059	20,103
5.50% due 04/01/2037	281,937	307,979
6.00% due 08/01/2017	29,602	31,176
6.00% due 05/01/2038	107,339	117,429
6.50% due 10/01/2039	83,787	93,061
Federal National Mtg. Assoc. REMIC Series 2012-128, Class KI 3.00% due 11/25/2027(1)(4)	517,045	67,932
Series 2012-144, Class EI
3.00% due 01/25/2028(1)(4)	127,795	16,660
Series 2012-145, Class EI
3.00% due 01/25/2028(1)(4)	263,378	34,959
Series 2012-150, Class BI
3.00% due 01/25/2028(1)(4)	302,610	40,226
Series 2013-10, Class YI
3.00% due 02/25/2028(1)(4)	248,497	33,032
Series 2013-9, Class IO
3.00% due 02/25/2028(1)(4)	110,485	14,727
Series 2013-15, Class QI
3.00% due 03/25/2028(1)(4)	102,740	14,092
Series 2010-116, Class BI
5.00% due 08/25/2020(1)(4)	227,664	19,135

		11,375,361

Government National Mtg. Assoc. — 2.9%
3.00% due November 30 TBA	1,170,000	1,166,227
3.50% due November 30 TBA	1,340,000	1,389,582
4.00% due 10/20/2040	77,466	82,712
4.00% due 11/20/2040	175,704	187,813
4.00% due November 30 TBA	580,000	616,828
4.50% due 05/15/2039	100,771	109,720
4.50% due 07/15/2040	76,167	82,337
4.50% due 07/20/2040	54,511	59,275
4.50% due 10/20/2040	302,782	329,312
4.50% due November 30 TBA	150,000	162,492
5.00% due 10/20/2039	243,706	267,967
5.00% due November 30 TBA	190,000	206,855
5.50% due 01/15/2034	273,343	305,821
7.50% due 01/15/2032	61,446	74,826
Government National Mtg. Assoc. REMIC Series 2010-68, Class WA 3.00% due 12/16/2039(1)	153,294	157,825
Series 2010-116, Class HB
4.00% due 09/20/2040(1)	360,000	373,116
Government National Mtg. Assoc. Series 2011-52, Class LV 4.00% due 07/20/2034(1)	190,000	199,548
Series 2009-103, Class PD
4.50% due 03/20/2038(1)	80,000	87,358
Series 2010-73, Class CA
4.50% due 08/20/2035(1)	120,881	128,932

		5,988,546

Tennessee Valley Authority — 0.1%
4.65% due 06/15/2035	248,000	255,469

Total U.S. Government Agencies (cost $22,600,413)		22,660,039

U.S. GOVERNMENT TREASURIES — 5.8%

United States Treasury Bonds — 1.5%
2.88% due 05/15/2043	469,000	402,387
3.13% due 02/15/2043	1,035,000	937,322
4.50% due 05/15/2038	357,000	416,296

5.38% due 02/15/2031	1,004,000	1,290,611

		3,046,616

United States Treasury Notes — 4.3%
0.38% due 06/30/2015	4,035,000	4,043,352
0.75% due 12/31/2017	368,000	363,515
0.88% due 09/15/2016	1,068,000	1,078,013
1.38% due 07/31/2018	740,000	744,856
1.50% due 08/31/2018	397,000	401,466
2.00% due 07/31/2020	235,000	236,983
2.00% due 09/30/2020	1,420,000	1,426,878
2.13% due 08/31/2020	235,000	238,433
2.50% due 08/15/2023	160,000	159,400

		8,692,896

Total U.S. Government Treasuries (cost $11,741,452)		11,739,512

MUNICIPAL BONDS & NOTES — 0.3%
New Jersey State Turnpike Authority Revenue Bonds 7.10% due 01/01/2041	110,000	141,949
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	110,000	146,760
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	105,062
State of California General Obligation Bonds 7.55% due 04/01/2039	115,000	155,540
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	90,000	81,483

Total Municipal Bonds & Notes (cost $644,006)		630,794

Total Long-Term Investment Securities (cost $175,170,173)		198,195,795

SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills
0.01% due 11/14/2013(5)	55,000	54,999
0.07% due 11/14/2013(5)	25,000	24,999

Total Short-Term Investment Securities (cost $79,998)		79,998

REPURCHASE AGREEMENT — 8.8%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00% dated 10/31/2013 to be repurchased 11/01/2013 in the amount of $17,965,000 and collateralized by $20,020,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having approximate value of $18,325,707 (cost $17,965,000)	17,965,000	17,965,000

TOTAL INVESTMENTS (cost $193,215,171)(6)	105.9%	216,240,793
Liabilities in excess of other assets	(5.9)	(12,114,339)

NET ASSETS	100.0%	$204,126,454

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2013, the aggregate value of these securities was $7,048,687 representing 3.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Interest Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 4 for cost of investments on a tax basis.
(7)	Fair valued security. Securities are classified as level 3 based on the securities valuation inputs; see Note 1.
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

REMIC	— Real Estate Mortgage Investment Conduit

TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2013	Unrealized Appreciation / (Depreciation)
26	Long	S&P 500 E-Mini Index	December 2013	$2,201,352	$2,276,300	$74,948
2	Long	U.S. Treasury Long Bonds	December 2013	262,504	269,625	7,121
36	Long	U.S. Treasury 5 Year Notes	December 2013	4,314,543	4,380,750	66,207
21	Short	U.S. Treasury 10 Year Notes	December 2013	2,674,301	2,674,547	(246)
2	Short	U.S. Treasury Ultra Bonds	December 2013	280,113	288,188	(8,075)

						$139,955

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks	$120,149,186	$—	$—	$120,149,186
Asset Backed Securities:
Diversified Financial Services	—	18,376,666	56,650	18,433,316
U.S. Corporate Bonds & Notes	—	17,028,096	—	17,028,096
Foreign Corporate Bonds & Notes	—	6,203,460	—	6,203,460
Foreign Government Agencies	—	1,351,392	—	1,351,392
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	11,375,361	—	11,375,361
Other Government Agencies*	—	11,284,678	—	11,284,678
U.S. Government Treasuries	—	11,739,512	—	11,739,512
Municipal Bonds & Notes	—	630,794	—	630,794
Short-Term Investment Securities:
U.S. Government Treasuries	—	79,998	—	79,998
Repurchase Agreement	—	17,965,000	—	17,965,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	148,276	—	—	148,276

Total	$120,297,462	$96,034,957	$56,650	$216,389,069

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	$8,321	$—	$—	$8,321

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1

COMMON STOCKS — 60.0%
Advertising Agencies — 0.4%
Omnicom Group, Inc.	34,683	$2,362,259

Aerospace/Defense — 1.7%
General Dynamics Corp.	8,603	745,278
Lockheed Martin Corp.	60,170	8,023,068
Northrop Grumman Corp.	20,801	2,236,315

		11,004,661

Aerospace/Defense-Equipment — 0.8%
United Technologies Corp.	50,933	5,411,631

Airlines — 0.1%
Copa Holdings SA, Class A	4,731	707,474

Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	10,720	730,246

Applications Software — 0.3%
Microsoft Corp.	50,660	1,790,831

Auto-Cars/Light Trucks — 0.4%
General Motors Co.†	62,940	2,325,633

Auto/Truck Parts & Equipment-Original — 1.5%
Delphi Automotive PLC	77,280	4,420,416
Johnson Controls, Inc.	66,850	3,085,128
Magna International, Inc.	23,780	2,014,110

		9,519,654

Banks-Commercial — 0.5%
BOC Hong Kong Holdings, Ltd.	144,500	469,676
Mizuho Financial Group, Inc.	523,300	1,090,985
Sumitomo Mitsui Financial Group, Inc.	18,500	887,089
Zions Bancorporation	24,327	690,157

		3,137,907

Banks-Fiduciary — 1.1%
Bank of New York Mellon Corp.	127,867	4,066,171
State Street Corp.	42,330	2,966,063

		7,032,234

Banks-Super Regional — 1.9%
Fifth Third Bancorp	21,290	405,149
PNC Financial Services Group, Inc.	21,443	1,576,704
SunTrust Banks, Inc.	16,747	563,369
Wells Fargo & Co.	230,100	9,822,969

		12,368,191

Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	21,777	861,716
Coca-Cola Enterprises, Inc.	12,003	500,885
Dr Pepper Snapple Group, Inc.	12,970	614,130

		1,976,731

Beverages-Wine/Spirits — 0.5%
Diageo PLC	105,060	3,347,164

Cable/Satellite TV — 1.4%
Comcast Corp., Special Class A	124,020	5,742,126
Time Warner Cable, Inc.	29,300	3,520,395

		9,262,521

Casino Hotels — 0.1%
Wynn Resorts, Ltd.	5,189	862,671

Cellular Telecom — 0.2%
Vodafone Group PLC	455,693	1,640,327

Chemicals-Diversified — 1.0%
Celanese Corp., Series A	15,403	862,722
FMC Corp.	9,910	721,052
LyondellBasell Industries NV, Class A	10,200	760,920
PPG Industries, Inc.	21,381	3,903,743

		6,248,437

Coatings/Paint — 0.0%
Valspar Corp.	1,820	127,345

Commercial Services-Finance — 0.3%
McGraw Hill Financial, Inc.	9,620	670,321
Moody’s Corp.	9,007	636,435
Western Union Co.	23,654	402,591

		1,709,347

Computer Services — 1.0%
Accenture PLC, Class A	43,780	3,217,830
International Business Machines Corp.	17,533	3,142,089

		6,359,919

Computers — 0.8%
Apple, Inc.	1,707	891,651
Hewlett-Packard Co.	177,070	4,315,196

		5,206,847

Computers-Memory Devices — 0.2%
EMC Corp.	27,200	654,704
Western Digital Corp.	13,170	917,027

		1,571,731

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	9,210	401,556

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	9,310	579,827

Cosmetics & Toiletries — 0.6%
Procter & Gamble Co.	47,514	3,836,756

Data Processing/Management — 0.2%
Dun & Bradstreet Corp.	1,223	133,050
Fidelity National Information Services, Inc.	7,487	364,991
Fiserv, Inc.†	6,727	704,519

		1,202,560

Diversified Banking Institutions — 3.3%
Bank of America Corp.	116,584	1,627,513
Goldman Sachs Group, Inc.	29,247	4,704,672
HSBC Holdings PLC	55,928	611,672
JPMorgan Chase & Co.	257,950	13,294,743
Morgan Stanley	37,827	1,086,770

		21,325,370

Diversified Manufacturing Operations — 2.4%
3M Co.	39,271	4,942,256
Danaher Corp.	69,814	5,032,891
Eaton Corp. PLC	32,443	2,289,178
Illinois Tool Works, Inc.	16,970	1,337,066
Pentair, Ltd.	18,264	1,225,332
Siemens AG	8,909	1,139,219

		15,965,942

Diversified Minerals — 0.0%
Iluka Resources, Ltd.	22,543	219,457

Electric-Integrated — 1.5%
American Electric Power Co., Inc.	34,300	1,606,612
Duke Energy Corp.	15,170	1,088,144
E.ON SE	46,551	850,418
Fortum Oyj	31,167	693,998
GDF Suez	62,479	1,555,797
PG&E Corp.	28,660	1,199,421
PPL Corp.	65,398	2,003,141

Public Service Enterprise Group, Inc.	28,000	938,000

		9,935,531

Electronic Components-Misc. — 0.1%
Hoya Corp.	23,300	557,560

Electronic Components-Semiconductors — 0.7%
Intel Corp.	62,677	1,531,199
Microchip Technology, Inc.	73,090	3,139,947

		4,671,146

Electronic Security Devices — 0.3%
Tyco International, Ltd.	56,787	2,075,565

Engineering/R&D Services — 0.1%
Fluor Corp.	8,660	642,745

Engines-Internal Combustion — 0.3%
Cummins, Inc.	16,174	2,054,421

Enterprise Software/Service — 0.6%
CA, Inc.	23,030	731,433
Oracle Corp.	91,597	3,068,499

		3,799,932

Entertainment Software — 0.1%
Activision Blizzard, Inc.	33,690	560,602

Finance-Credit Card — 0.4%
American Express Co.	9,583	783,889
Visa, Inc., Class A	9,277	1,824,508

		2,608,397

Finance-Other Services — 0.1%
NASDAQ OMX Group, Inc.	14,424	511,042

Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	25,540	706,692

Food-Misc./Diversified — 1.9%
Danone	27,478	2,037,776
General Mills, Inc.	73,590	3,710,408
Ingredion, Inc.	8,190	538,574
Kellogg Co.	6,713	424,597
Kraft Foods Group, Inc.	4,394	238,946
Mondelez International, Inc., Class A	23,803	800,733
Nestle SA	60,313	4,353,889

		12,104,923

Food-Retail — 0.6%
Kroger Co.	73,810	3,162,020
Safeway, Inc.	21,040	734,296

		3,896,316

Independent Power Producers — 0.1%
NRG Energy, Inc.	21,600	616,248
NRG Yield, Inc.†	930	32,941

		649,189

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	17,046	1,858,184

Instruments-Controls — 0.8%
Honeywell International, Inc.	56,950	4,939,274

Instruments-Scientific — 0.6%
Thermo Fisher Scientific, Inc.	37,710	3,687,284

Insurance Brokers — 0.3%
Aon PLC	28,980	2,292,028

Insurance-Life/Health — 0.7%
Prudential Financial, Inc.	53,280	4,336,459

Insurance-Multi-line — 1.9%
ACE, Ltd.	39,603	3,779,710
Delta Lloyd NV	63,070	1,341,017
MetLife, Inc.	129,320	6,118,129
Zurich Insurance Group AG	4,845	1,339,737

		12,578,593

Insurance-Property/Casualty — 0.9%
Chubb Corp.	9,590	883,047
Travelers Cos., Inc.	56,250	4,854,375

		5,737,422

Insurance-Reinsurance — 0.5%
Everest Re Group, Ltd.	6,871	1,056,347
Swiss Re AG	7,380	648,246
Validus Holdings, Ltd.	46,510	1,836,215

		3,540,808

Internet Security — 0.3%
Symantec Corp.	77,970	1,773,038

Investment Management/Advisor Services — 0.7%
BlackRock, Inc.	7,681	2,310,522
Franklin Resources, Inc.	44,911	2,418,906

		4,729,428

Medical Instruments — 0.6%
Medtronic, Inc.	27,293	1,566,618
St Jude Medical, Inc.	40,950	2,350,121

		3,916,739

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	8,977	537,812

Medical Products — 0.4%
Covidien PLC	39,843	2,554,335

Medical-Drugs — 5.6%
Abbott Laboratories	89,243	3,261,832
AbbVie, Inc.	18,320	887,604
Bayer AG	6,920	860,076
Bristol-Myers Squibb Co.	56,600	2,972,632
Eli Lilly & Co.	37,270	1,856,791
Johnson & Johnson	123,140	11,403,995
Merck & Co., Inc.	59,420	2,679,248
Pfizer, Inc.	356,495	10,937,267
Roche Holding AG	2,882	797,882
Valeant Pharmaceuticals International, Inc.†	6,140	649,121
Zoetis, Inc.	3,017	95,518

		36,401,966

Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Industries, Ltd. ADR	6,800	252,212

Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	11,363	742,345

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	2,689	681,527

Metal-Diversified — 0.1%
Rio Tinto PLC	18,640	943,843

Metal-Iron — 0.1%
Vale SA ADR	57,840	926,018

Multimedia — 1.1%
Time Warner, Inc.	21,273	1,462,306
Twenty-First Century Fox, Inc., Class A	20,207	688,654
Viacom, Inc., Class B	13,933	1,160,480
Walt Disney Co.	58,214	3,992,898

		7,304,338

Office Automation & Equipment — 0.2%
Canon, Inc.	35,200	1,106,153

Oil & Gas Drilling — 0.2%
Noble Corp.	22,147	834,942
Transocean, Ltd.	12,250	576,607

		1,411,549

Oil Companies-Exploration & Production — 1.8%
Anadarko Petroleum Corp.	20,223	1,927,050
Antero Resources Corp.†	920	51,971
Apache Corp.	25,807	2,291,661
Canadian Natural Resources, Ltd.	19,020	603,885
EOG Resources, Inc.	2,947	525,745
EQT Corp.	11,867	1,015,934
Noble Energy, Inc.	32,411	2,428,556
Occidental Petroleum Corp.	33,550	3,223,484

		12,068,286

Oil Companies-Integrated — 3.0%
Chevron Corp.	55,303	6,634,148
Exxon Mobil Corp.	120,876	10,832,907
Royal Dutch Shell PLC, Class A	56,911	1,894,828

		19,361,883

Oil Refining & Marketing — 0.7%
HollyFrontier Corp.	26,910	1,239,474
Marathon Petroleum Corp.	12,930	926,564
Valero Energy Corp.	56,110	2,310,049

		4,476,087

Oil-Field Services — 0.1%
Schlumberger, Ltd.	7,547	707,305

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	30,823	1,927,054

Pipelines — 0.2%
Williams Cos., Inc.	35,270	1,259,492

Real Estate Investment Trusts — 0.4%
American Capital Agency Corp.	12,020	261,074
Annaly Capital Management, Inc.	75,750	893,093
Corio NV	9,559	417,071
Digital Realty Trust, Inc.	10,120	482,319
EPR Properties	10,610	545,036

		2,598,593

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	8,177	810,995

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	23,570	1,008,796

Retail-Discount — 0.6%
Target Corp.	58,990	3,821,962

Retail-Drug Store — 1.0%
CVS Caremark Corp.	93,278	5,807,488
Walgreen Co.	11,083	656,557

		6,464,045

Retail-Office Supplies — 0.1%
Staples, Inc.	49,924	804,775

Retail-Regional Department Stores — 0.5%
Kohl’s Corp.	26,626	1,512,357
Macy’s, Inc.	40,080	1,848,089

		3,360,446

Retail-Restaurants — 0.3%
McDonald’s Corp.	20,930	2,020,164

Semiconductor Components-Integrated Circuits — 0.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	49,080	903,563

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC	10,017	778,649

Telephone-Integrated — 2.0%
AT&T, Inc.	86,014	3,113,707
Bezeq The Israeli Telecommunication Corp., Ltd.	181,780	316,572
CenturyLink, Inc.	45,205	1,530,641
Frontier Communications Corp.	426,790	1,882,144
TDC A/S	117,646	1,062,257
Telecom Italia SpA RSP	659,074	514,990
Telefonica Brasil SA ADR	30,530	677,155
Verizon Communications, Inc.	57,530	2,905,840
Windstream Holdings, Inc.	109,010	932,036

		12,935,342

Theaters — 0.0%
Regal Entertainment Group, Class A	13,650	259,487

Tobacco — 2.9%
Altria Group, Inc.	68,690	2,557,329
Lorillard, Inc.	103,520	5,280,555
Philip Morris International, Inc.	127,086	11,325,904

		19,163,788

Tools-Hand Held — 0.3%
Stanley Black & Decker, Inc.	21,013	1,661,918

Toys — 0.2%
Hasbro, Inc.	24,171	1,248,432

Transport-Rail — 0.2%
Canadian National Railway Co.	7,777	854,925
Union Pacific Corp.	3,882	587,735

		1,442,660

Transport-Services — 0.5%
United Parcel Service, Inc., Class B	33,087	3,250,467

Web Portals/ISP — 0.6%
Google, Inc., Class A†	1,815	1,870,503
Yahoo!, Inc.†	55,410	1,824,651

		3,695,154

Total Common Stocks (cost $288,137,881)		391,289,988

CONVERTIBLE PREFERRED SECURITIES — 0.3%
Auto-Cars/Light Trucks — 0.2%
General Motors Co., Series B 4.75%	22,620	1,160,858

Electric-Integrated — 0.1%
PPL Corp. 8.75%	17,260	911,328

Total Convertible Preferred Securities (cost $2,093,693)		2,072,186

PREFERRED SECURITIES — 0.1%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. 7.50%	3,200	202,496

Electric-Integrated — 0.1%
Cia Energetica de Minas Gerais	75,100	668,129

Total Preferred Securities (cost $924,119)		870,625

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Banks-Commercial — 0.1%
BPCE SA FRS 12.50% due 09/30/2019*(5)	$593,000	758,299

Diversified Banking Institutions — 0.1%
BNP Paribas SA FRS 7.20% due 06/25/2037*(5)	400,000	416,500

Diversified Financial Services — 0.1%
ZFS Finance USA Trust V FRS 6.50% due 05/09/2037*	474,000	503,033

Insurance-Multi-line — 0.0%
Allstate Corp. VRS 5.75% due 08/15/2053	194,000	198,365

Insurance-Property/Casualty — 0.2%
Chubb Corp. FRS 6.38% due 03/29/2067	940,000	1,024,600

Total Preferred Securities/Capital Securities (cost $2,619,946)		2,900,797

ASSET BACKED SECURITIES — 2.7%
Diversified Financial Services — 2.7%
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 1.77% due 12/28/2040*(1)	527,262	253,549

Capital Trust Re CDO, Ltd. Series 2005-3A, Class A2 5.16% due 06/25/2035*(2)	107,397	110,082
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.89% due 06/10/2017(3)	700,000	792,265
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(3)	500,000	554,009
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C5, Class A4 5.70% due 09/15/2040(3)	1,116,407	1,246,838
Federal National Mtg. Assoc. Series 2011-M7, Class A2 2.58% due 09/25/2018(3)	412,000	427,298
FHLMC Multifamily Structured Pass Through Certs. Series K712, Class A2 1.87% due 11/25/2019(3)	225,000	220,422
FHLMC Multifamily Structured Pass Through Certs. Series K705, Class A2 2.30% due 09/25/2018(3)	107,530	109,768
FHLMC Multifamily Structured Pass Through Certs. Series K704, Class A2 2.41% due 08/25/2018(3)	279,000	287,098
FHLMC Multifamily Structured Pass Through Certs. Series K702, Class A2 3.15% due 02/25/2018(3)	71,000	75,253
FHLMC Multifamily Structured Pass Through Certs. VRS Series K029, Class A2 3.32% due 02/25/2023(3)	118,000	119,479
FHLMC Multifamily Structured Pass Through Certs. Series K009, Class A2 3.81% due 08/25/2020(3)	647,000	691,310
FHLMC Multifamily Structured Pass Through Certs. VRS Series K701, Class A2 3.88% due 11/25/2017(3)	197,389	214,531
FHLMC Multifamily Structured Pass Through Certs. Series K004, Class A2 4.19% due 08/25/2019(3)	101,332	111,529
FHLMC Multifamily Structured Pass Through Certs. Series K003, Class A5 5.09% due 03/25/2019(3)	793,000	908,088
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036	266,326	260,360
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 03/10/2039(3)	1,725,000	1,834,786
GS Mtg. Securities Corp. II VRS Series 2007-GG10, Class A4 5.99% due 08/10/2045(3)	2,209,571	2,450,509
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class AM 4.78% due 07/15/2042(3)	765,000	803,793
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB12, Class AM 4.95% due 09/12/2037(3)	800,000	839,334
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2004-C2, Class A3 5.44% due 05/15/2041(3)	132,758	133,942
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2006-LDP6, Class A4 5.48% due 04/15/2043(3)	163,247	177,495
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2007-LD11, Class A4 6.00% due 05/15/2017(3)	550,000	620,734
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2007-LD12, Class A3 6.12% due 02/15/2051(3)	600,000	615,146
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/2050(3)	1,323,511	1,477,798
Morgan Stanley Capital I, Inc. VRS Series 1998-HF2, Class X 1.11% due 11/15/2030*(3)(4)	968,362	28,872
Race Point IV CLO, Ltd. FRS Series 2007-4A, Class A1A 0.47% due 08/01/2021*	520,000	512,992
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035	618,067	510,740
Spirit Master Funding LLC Pass Through Series 2005-1, Class A1 5.05% due 07/20/2023*(1)(3)	500,061	508,362
Wachovia Bank Commercial Mtg. Trust VRS Series 2007, Class A3 5.92% due 06/15/2049(3)	707,737	788,152

Total Asset Backed Securities (cost $17,419,155)		17,684,534

U.S. CORPORATE BONDS & NOTES — 6.4%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/2015*	444,000	473,130

Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 3.10% due 06/01/2022	260,000	256,843

Banks-Super Regional — 0.5%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	720,000	807,559
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	600,000	671,051
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	271,000	272,098
Wachovia Corp. Sub. Notes 5.25% due 08/01/2014	565,000	584,408

Wells Fargo & Co. Senior Notes 2.10% due 05/08/2017	620,000	637,151

		2,972,267

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	660,000	973,753

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 4.88% due 04/01/2043	380,000	361,688

Cable/Satellite TV — 0.1%
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	620,000	597,854
DIRECTV Holdings LLC / DIRECTV Financing Co, Inc. Company Guar. Notes 4.60% due 02/15/2021	350,000	357,726

		955,580

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	240,000	258,145
Crown Castle Towers LLC Senior Sec. Bonds 6.11% due 01/15/2040*	454,000	516,631

		774,776

Computers — 0.0%
Apple, Inc. Senior Notes 3.85% due 05/04/2043	228,000	193,177

Diversified Banking Institutions — 0.8%
Bank of America Corp. Senior Notes 7.38% due 05/15/2014	325,000	336,470
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	460,000	573,466
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	460,000	463,995
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	598,000	618,825
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	772,000	858,895
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	182,000	175,798
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	770,000	912,536
Morgan Stanley Notes 6.63% due 04/01/2018	1,270,000	1,489,479

		5,429,464

Diversified Financial Services — 0.0%
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	345,000	332,570

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	590,000	566,204

E-Commerce/Products — 0.0%
eBay, Inc. Senior Notes 1.35% due 07/15/2017	180,000	179,734

Electric-Integrated — 0.4%
Entergy Louisiana LLC Sec. Notes 8.09% due 01/02/2017	96,991	96,963
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	166,000	205,703
Pacific Gas & Electric Co. Senior Notes 4.60% due 06/15/2043	530,000	508,763
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	530,000	500,323
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	672,000	656,746
PSEG Power LLC Company Guar. Notes 5.32% due 09/15/2016	414,000	457,676
System Energy Resources, Inc. Sec. Notes 5.13% due 01/15/2014*(1)	67,763	68,082

		2,494,256

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	495,000	608,028

Engineering/R&D Services — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	191,000	185,945

Finance-Auto Loans — 0.2%
Toyota Motor Credit Corp. Senior Notes 3.20% due 06/17/2015	390,000	407,015
Toyota Motor Credit Corp. Senior Notes 3.40% due 09/15/2021	550,000	558,600

		965,615

Finance-Credit Card — 0.1%
American Express Co. Senior Notes 5.50% due 09/12/2016	710,000	796,077

Food-Confectionery — 0.0%
WM Wrigley Jr. Co. Senior Notes 2.40% due 10/21/2018*	150,000	151,583

Food-Misc./Diversified — 0.1%
ConAgra Foods, Inc. Senior Notes 3.20% due 01/25/2023	321,000	306,284
Kraft Foods Group, Inc. Senior Notes 3.50% due 06/06/2022	256,000	254,617

		560,901

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	570,000	620,398

Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding I Senior Sec. Notes 5.13% due 06/10/2014*	290,000	298,133

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	350,000	350,171

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 2.70% due 03/13/2023	630,000	598,632

Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019*	773,000	923,560

Medical Products — 0.3%
Baxter International, Inc. Senior Notes 3.20% due 06/15/2023	370,000	364,167
CareFusion Corp. Senior Notes 6.38% due 08/01/2019	720,000	829,929
Hospira, Inc. Senior Notes 6.05% due 03/30/2017	555,000	612,361

		1,806,457

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	1,140,000	1,147,971

Medical-HMO — 0.1%
WellPoint, Inc. Senior Notes 3.30% due 01/15/2023	375,000	360,740

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	630,000	596,314

Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Bonds 8.50% due 02/23/2025	664,000	853,797
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	700,000	766,494

		1,620,291

Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 3.25% due 04/15/2022	263,000	260,249
Apache Corp. Senior Notes 4.75% due 04/15/2043	200,000	196,377
EOG Resources, Inc. Senior Bonds 2.63% due 03/15/2023	189,000	177,724

		634,350

Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 8.13% due 02/15/2019	190,000	239,403

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.65% due 02/15/2017	800,000	830,327

Pipelines — 0.5%
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/2019	708,000	863,063
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	346,000	330,138
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	270,000	281,866
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	565,000	673,075
Kinder Morgan Energy Partners LP Senior Notes 4.15% due 02/01/2024	520,000	516,832
Kinder Morgan Energy Partners LP Senior Bonds 7.40% due 03/15/2031	110,000	131,707
Kinder Morgan Energy Partners LP Senior Bonds 7.75% due 03/15/2032	212,000	263,390

		3,060,071

Property Trust — 0.1%
WEA Finance LLC Company Guar. Notes 4.63% due 05/10/2021*	620,000	659,691
WEA Finance LLC Company Guar. Notes 6.75% due 09/02/2019*	169,000	202,721

		862,412

Real Estate Investment Trusts — 0.4%
American Tower Trust I Senior Sec. Notes 3.07% due 03/15/2023*	630,000	600,839
Boston Properties LP Senior Notes 5.00% due 06/01/2015	147,000	156,609

ERP Operating LP Senior Notes 4.63% due 12/15/2021	553,000	595,699
ERP Operating LP Senior Notes 5.38% due 08/01/2016	160,000	177,868
HCP, Inc. Senior Notes 5.38% due 02/01/2021	460,000	508,456
Simon Property Group LP Senior Notes 5.88% due 03/01/2017	673,000	761,713

		2,801,184

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	711,000	855,620

Retail-Apparel/Shoe — 0.1%
Gap, Inc. Senior Notes 5.95% due 04/12/2021	380,000	421,744
Limited Brands, Inc. Senior Notes 5.25% due 11/01/2014	222,000	230,325

		652,069

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.75% due 02/15/2024	380,000	388,844
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	173,000	204,438

		593,282

Retail-Discount — 0.3%
Target Corp. Senior Bonds 4.00% due 07/01/2042	633,000	568,535
Wal-Mart Stores, Inc. Senior Bonds 5.25% due 09/01/2035	1,503,000	1,639,558

		2,208,093

Telephone-Integrated — 0.1%
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	774,000	876,074

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	640,000	594,426

Total U.S. Corporate Bonds & Notes (cost $39,319,724)		41,761,569

FOREIGN CORPORATE BONDS & NOTES — 3.9%
Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	532,000	547,622

Banks-Commercial — 0.9%
Banco Bradesco SA Sub. Notes 6.75% due 09/29/2019*	392,000	433,552
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020	522,000	552,015
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Bond 4.10% due 09/09/2023*	530,000	544,580
BBVA Bancomer SA Sub. Notes 6.75% due 09/30/2022*	510,000	553,350
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	460,000	519,870
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	440,000	469,656
Credit Suisse New York Senior Notes 5.50% due 05/01/2014	590,000	604,848
ING Bank NV Senior Notes 3.75% due 03/07/2017*	514,000	543,596
ING Bank NV Sub. Notes 5.80% due 09/25/2023*	659,000	691,135
Santander US Debt SA Unipersonal Bank Guar. Notes 3.78% due 10/07/2015*	300,000	309,063
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/2014*	600,000	615,887
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	202,353

		6,039,905

Banks-Money Center — 0.1%
ABN AMRO Bank NV FRS Senior Notes 2.01% due 01/30/2014*	640,000	642,269

Banks-Mortgage — 0.1%
Achmea Hypotheekbank NV Government Guar. Notes 3.20% due 11/03/2014*	347,000	356,765

Banks-Special Purpose — 0.1%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 4.88% due 06/17/2019	840,000	977,340

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.63% due 04/29/2023	640,000	598,922

Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/2018	982,000	1,180,768

Diversified Banking Institutions — 0.1%

HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	423,000	471,148
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	155,000	158,748

		629,896

Electric-Distribution — 0.0%
State Grid Overseas Investment 2013, Ltd. Company Guar. Notes 1.75% due 05/22/2018*	298,000	292,976

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,025,322

Machinery-Construction & Mining — 0.2%
Atlas Copco AB Senior Bonds 5.60% due 05/22/2017*	900,000	1,014,327

Medical-Generic Drugs — 0.1%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	780,000	776,066

Metal-Diversified — 0.1%
Rio Tinto Finance USA PLC Company Guar. Notes 3.50% due 03/22/2022	570,000	561,295

Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 4.63% due 09/15/2020	189,000	195,636
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	149,000	154,131

		349,767

Non-Ferrous Metals — 0.0%
Codelco, Inc. Senior Notes 3.75% due 11/04/2020*	260,000	261,540

Oil & Gas Drilling — 0.0%
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	317,000	303,433

Oil Companies-Exploration & Production — 0.2%
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/2022*	630,000	621,791
Gazprom OAO Via Gaz Capital SA Senior Notes 3.85% due 02/06/2020*	200,000	195,000
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Sec. Notes 5.83% due 09/30/2016*	274,010	291,821

		1,108,612

Oil Companies-Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	193,000	211,646
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	527,000	581,889
Husky Energy, Inc. Senior Notes 5.90% due 06/15/2014	500,000	515,851
Husky Energy, Inc. Senior Notes 7.25% due 12/15/2019	512,000	630,693
Petro-Canada Senior Notes 6.05% due 05/15/2018	1,075,000	1,258,955
Petrobras Global Finance BV FRS Company Guar. Notes 2.38% due 01/15/2019	390,000	379,080
Petrobras International Finance Co. Company Guar. Bonds 5.38% due 01/27/2021	237,000	240,975
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	173,000	170,933
Petroleos Mexicanos Company Guar. Notes 8.00% due 05/03/2019	491,000	600,002
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	768,000	775,885

		5,365,909

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	650,000	659,257

SupraNational Banks — 0.1%
Asian Development Bank Senior Notes 1.13% due 03/15/2017	353,000	356,364
Asian Development Bank Senior Notes 2.75% due 05/21/2014	620,000	628,612

		984,976

Telephone-Integrated — 0.1%
Telecom Italia Capital SA Company Guar. Notes 5.25% due 11/15/2013	343,000	343,371

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 3.25% due 06/07/2022*	639,000	629,870

Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.50% due 11/28/2022	690,000	646,276

Total Foreign Corporate Bonds & Notes (cost $24,236,902)		25,296,484

FOREIGN GOVERNMENT AGENCIES — 0.7%
Sovereign — 0.7%
AID-Egypt Government Guar. Notes 4.45% due 09/15/2015	785,000	844,749
Republic of Iceland Notes 4.88% due 06/16/2016*	610,000	636,688
Republic of Peru Senior Notes 7.35% due 07/21/2025	102,000	131,478

Russian Federation Senior Bonds 3.63% due 04/29/2015*(1)	1,400,000	1,452,500
Societe de Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/2014*	468,000	475,322
United Mexican States Senior Notes 4.75% due 03/08/2044	849,000	795,937

Total Foreign Government Agencies (cost $4,235,657)		4,336,674

U.S. GOVERNMENT AGENCIES — 11.8%
Federal Home Loan Mtg. Corp. — 3.3%
3.00% due 03/01/2043	1,195,541	1,175,538
3.00% due 04/01/2043	1,234,068	1,213,722
3.00% due 05/01/2043	1,109,208	1,091,145
3.50% due 02/01/2042	613,011	627,431
3.50% due 04/01/2042	368,260	377,480
3.50% due 12/01/2042	1,002,500	1,026,387
3.50% due 01/01/2043	314,332	321,556
3.50% due 04/01/2043	263,492	269,782
3.50% due 07/01/2043	365,774	374,181
3.50% due 08/01/2043	2,728,001	2,790,701
4.00% due 11/01/2040	977,638	1,026,151
4.00% due 01/01/2041	1,327,482	1,393,417
4.00% due November TBA	1,074,000	1,126,693
4.50% due 08/01/2018	118,378	124,977
4.50% due 11/01/2018	214,462	226,391
4.50% due 01/01/2019	59,326	62,643
4.50% due 03/01/2019	15,755	16,627
4.50% due 08/01/2019	10,032	10,591
4.50% due 02/01/2020	17,981	19,024
4.50% due 08/01/2024	448,874	473,996
4.50% due 04/01/2035	40,793	43,704
4.50% due 07/01/2039	382,193	407,713
4.50% due 09/01/2039	203,918	217,532
4.50% due 10/01/2039	122,295	130,474
5.00% due 03/01/2018	64,675	68,608
5.00% due 05/01/2018	46,118	48,931
5.00% due 09/01/2018	64,370	68,306
5.00% due 02/01/2019	97,856	103,814
5.00% due 09/01/2033	288,296	312,695
5.00% due 03/01/2034	127,249	139,571
5.00% due 04/01/2034	49,752	53,919
5.00% due 08/01/2035	84,983	91,756
5.00% due 10/01/2035	215,030	231,638
5.00% due 11/01/2035	602,554	650,832
5.00% due 12/01/2036	101,197	109,261
5.00% due 07/01/2039	771,738	832,117
5.50% due 01/01/2019	117,284	123,243
5.50% due 04/01/2019	8,675	9,115
5.50% due 06/01/2019	8,356	9,027
5.50% due 07/01/2019	30,669	33,125
5.50% due 10/01/2024	74,866	81,678
5.50% due 06/01/2025	111,048	121,240
5.50% due 07/01/2025	62,578	68,316
5.50% due 08/01/2025	92,805	101,392
5.50% due 09/01/2025	61,973	67,629
5.50% due 12/01/2033	150,441	165,844
5.50% due 01/01/2034	260,788	284,573
5.50% due 04/01/2034	55,606	61,259
5.50% due 11/01/2034	33,527	36,626
5.50% due 05/01/2035	25,932	28,091
5.50% due 09/01/2035	57,748	63,027
5.50% due 10/01/2035	58,569	64,310
6.00% due 04/01/2016	2,918	3,029
6.00% due 04/01/2017	18,762	19,823
6.00% due 07/01/2017	12,446	13,030
6.00% due 10/01/2017	15,102	15,831
6.00% due 08/01/2019	83,908	90,569
6.00% due 09/01/2019	11,699	12,544
6.00% due 11/01/2019	42,479	45,454
6.00% due 05/01/2021	24,400	26,557
6.00% due 10/01/2021	81,229	88,484
6.00% due 02/01/2023	127,472	139,154
6.00% due 12/01/2025	43,556	47,603
6.00% due 02/01/2026	35,493	38,802
6.00% due 04/01/2034	78,662	87,005
6.00% due 07/01/2034	131,620	145,331
6.00% due 08/01/2034	306,204	338,066
6.00% due 09/01/2034	15,267	16,667
6.00% due 07/01/2035	91,911	101,480
6.00% due 08/01/2035	69,533	76,757
6.00% due 11/01/2035	159,831	174,689
6.00% due 03/01/2036	64,916	71,490
6.00% due 07/01/2036	42,618	47,047
6.00% due 10/01/2036	104,143	115,021
6.00% due 01/01/2037	129,128	141,884
6.00% due 03/01/2037	17,820	19,419
6.00% due 05/01/2037	162,753	178,290
6.00% due 06/01/2037	134,960	148,272
6.50% due 05/01/2034	26,397	29,666
6.50% due 06/01/2034	56,360	63,688
6.50% due 08/01/2034	209,060	236,799
6.50% due 10/01/2034	75,964	84,912
6.50% due 11/01/2034	1,553	1,713
6.50% due 05/01/2037	89,485	99,653
6.50% due 07/01/2037	89,471	99,706

		21,396,234

Federal National Mtg. Assoc. — 6.3%
2.50% due 02/01/2028	296,650	300,035
2.50% due 05/01/2028	180,821	182,884
3.00% due 11/01/2026	3,316,000	3,443,977
3.00% due 03/01/2027	130,889	136,084
3.00% due 04/01/2027	391,327	406,874
3.50% due 11/01/2041	89,949	92,371
3.50% due 01/01/2042	725,204	744,847
3.50% due 04/01/2043	844,643	867,100
3.50% due 05/01/2043	1,743,386	1,789,706
3.50% due 06/01/2043	532,115	546,180
3.50% due 07/01/2043	1,362,946	1,399,075
3.50% due 09/01/2043	3,289,393	3,376,596
3.80% due 02/01/2018	86,679	92,848
3.85% due 07/01/2018	101,995	110,563
4.00% due 02/01/2041	173,331	182,699
4.00% due November TBA	2,976,000	3,135,030
4.50% due 04/01/2018	54,614	58,056
4.50% due 06/01/2018	76,924	81,728
4.50% due 07/01/2018	43,509	46,238
4.50% due 03/01/2019	75,214	79,931
4.50% due 04/01/2020	109,205	116,057
4.50% due 07/01/2020	32,037	34,057
4.50% due 08/01/2033	300,212	322,310
4.50% due 03/01/2034	908,906	975,105
4.50% due 02/01/2041	324,039	348,151
4.50% due 04/01/2041	379,251	407,407
4.50% due November TBA	1,508,000	1,614,267
4.59% due 05/01/2014	196,487	197,093
4.60% due 09/01/2019	82,893	92,185
4.71% due 02/01/2014	182,156	181,269
4.82% due 08/01/2014	455,284	459,791

4.88% due 03/01/2020	99,803	109,472
4.94% due 08/01/2015	200,000	210,249
5.00% due 02/01/2018	260,017	276,208
5.00% due 12/01/2018	171,227	181,873
5.00% due 07/01/2019	66,895	71,601
5.00% due 11/01/2019	86,458	91,756
5.00% due 03/01/2020	43,364	46,519
5.00% due 07/01/2020	50,266	53,919
5.00% due 08/01/2020	32,646	35,019
5.00% due 12/01/2020	113,311	121,470
5.00% due 11/01/2033	154,879	168,665
5.00% due 03/01/2034	121,222	132,010
5.00% due 05/01/2034	51,061	55,501
5.00% due 08/01/2034	51,666	56,136
5.00% due 09/01/2034	140,212	152,363
5.00% due 01/01/2035	126,204	137,114
5.00% due 06/01/2035	246,503	267,853
5.00% due 07/01/2035	518,846	563,652
5.00% due 08/01/2035	111,565	121,153
5.00% due 09/01/2035	78,740	85,543
5.00% due 10/01/2035	442,195	480,268
5.00% due 08/01/2036	104,905	113,946
5.00% due 10/01/2039	168,173	184,511
5.00% due 11/01/2039	205,967	225,346
5.00% due 11/01/2040	127,313	138,908
5.00% due 01/01/2041	63,073	68,899
5.00% due 03/01/2041	85,655	93,645
5.27% due 12/01/2016	317,838	359,836
5.37% due 05/01/2018	507,730	580,031
5.50% due 11/01/2017	72,983	77,424
5.50% due 01/01/2018	129,561	136,683
5.50% due 02/01/2018	72,551	76,985
5.50% due 07/01/2019	132,273	141,901
5.50% due 08/01/2019	31,162	33,456
5.50% due 09/01/2019	136,023	145,661
5.50% due 01/01/2021	91,914	99,698
5.50% due 03/01/2021	36,093	39,151
5.50% due 05/01/2022	48,736	53,071
5.50% due 02/01/2033	152,392	166,541
5.50% due 06/01/2033	181,596	199,305
5.50% due 07/01/2033	625,960	684,369
5.50% due 11/01/2033	212,783	232,641
5.50% due 12/01/2033	36,271	39,560
5.50% due 01/01/2034	166,649	182,965
5.50% due 02/01/2034	327,166	359,005
5.50% due 03/01/2034	52,470	58,330
5.50% due 04/01/2034	64,377	71,220
5.50% due 05/01/2034	381,607	422,035
5.50% due 06/01/2034	21,225	23,121
5.50% due 07/01/2034	373,094	407,582
5.50% due 09/01/2034	643,187	705,600
5.50% due 10/01/2034	980,477	1,076,527
5.50% due 11/01/2034	867,661	948,083
5.50% due 12/01/2034	398,020	435,552
5.50% due 01/01/2035	593,574	652,664
5.50% due 04/01/2035	74,792	81,783
5.50% due 09/01/2035	293,066	324,619
5.50% due 06/01/2036	107,786	119,273
5.50% due 03/01/2037	104,337	113,630
5.72% due 07/01/2016	178,294	197,155
6.00% due 01/01/2017	11,956	12,497
6.00% due 02/01/2017	65,991	69,534
6.00% due 08/01/2017	47,437	50,380
6.00% due 03/01/2018	15,461	16,389
6.00% due 11/01/2018	124,595	132,364
6.00% due 01/01/2021	51,561	56,151
6.00% due 05/01/2021	24,584	27,189
6.00% due 07/01/2021	113,317	125,327
6.00% due 11/01/2025	50,275	55,463
6.00% due 04/01/2034	206,222	229,124
6.00% due 05/01/2034	165,344	183,410
6.00% due 06/01/2034	588,869	653,422
6.00% due 07/01/2034	274,458	302,186
6.00% due 08/01/2034	196,660	215,129
6.00% due 10/01/2034	334,629	369,682
6.00% due 11/01/2034	27,812	30,797
6.00% due 12/01/2034	24,024	26,615
6.00% due 08/01/2035	67,494	74,280
6.00% due 09/01/2035	165,112	181,129
6.00% due 10/01/2035	130,650	144,973
6.00% due 11/01/2035	27,441	30,356
6.00% due 12/01/2035	342,661	377,164
6.00% due 02/01/2036	239,843	266,010
6.00% due 03/01/2036	24,462	27,084
6.00% due 04/01/2036	85,763	94,368
6.00% due 06/01/2036	68,271	75,325
6.00% due 12/01/2036	68,181	74,558
6.00% due 07/01/2037	122,914	134,339
6.50% due 06/01/2031	68,079	76,975
6.50% due 07/01/2031	8,499	9,412
6.50% due 09/01/2031	56,740	62,968
6.50% due 02/01/2032	16,709	18,439
6.50% due 07/01/2032	175,157	197,940
6.50% due 08/01/2032	141,081	158,406
6.50% due 01/01/2033	84,331	94,410
6.50% due 04/01/2034	28,516	32,986
6.50% due 06/01/2034	35,053	39,603
6.50% due 08/01/2034	147,224	166,121
6.50% due 05/01/2036	93,348	104,797
6.50% due 01/01/2037	57,251	63,371
6.50% due 02/01/2037	255,642	283,016
6.50% due 05/01/2037	121,797	134,874
6.50% due 07/01/2037	117,004	129,911
7.50% due 02/01/2030	11,675	13,245
7.50% due 03/01/2031	27,340	31,187
7.50% due 02/01/2032	27,996	34,176

		40,996,652

Government National Mtg. Assoc. — 1.9%
3.00% due 02/15/2043	467,945	467,158
3.00% due 06/20/2043	953,601	952,747
3.00% due 07/20/2043	436,807	436,416
3.50% due 12/15/2041	278,396	289,775
3.50% due 02/15/2042	190,952	198,448
3.50% due 06/20/2043	1,375,320	1,430,858
3.50% due 07/20/2043	1,556,818	1,619,685
4.00% due 01/20/2041	1,377,221	1,474,200
4.00% due 02/20/2041	337,817	361,584
4.00% due 04/20/2041	255,106	273,280
4.00% due 02/20/2042	400,395	428,770
4.50% due 07/20/2033	19,625	21,427
4.50% due 09/20/2033	160,743	175,448
4.50% due 12/20/2034	67,641	73,863
4.50% due 11/15/2039	471,653	510,421
4.50% due 03/15/2040	376,533	413,561
4.50% due 04/15/2040	580,773	630,394
4.50% due 06/15/2040	208,576	227,017
4.50% due 01/20/2041	349,658	380,113
5.00% due 07/20/2033	34,572	37,894
5.00% due 06/15/2034	128,971	141,744
5.00% due 10/15/2034	68,542	75,186
5.50% due 11/15/2032	159,047	173,883
5.50% due 05/15/2033	467,937	515,354
5.50% due 12/15/2033	175,279	195,607

5.50% due 10/15/2035	5,742	6,279
6.00% due 09/15/2032	143,039	159,772
6.00% due 04/15/2033	198,720	222,130
6.00% due 02/15/2034	141,864	158,380
6.00% due 07/15/2034	77,815	86,898
6.00% due 09/15/2034	41,790	46,117
6.00% due 01/20/2035	41,484	46,804
6.00% due 02/20/2035	57,689	66,259
6.00% due 04/20/2035	31,600	35,064
6.00% due 01/15/2038	232,128	258,987

		12,591,523

Small Business Administration — 0.2%
Series 2003-20G, Class 1
4.35% due 07/01/2023	50,198	53,614
Series 2004-20D, Class 1
4.77% due 04/01/2024	135,306	145,159
Series 2005-20C, Class 1
4.95% due 03/01/2025	363,704	390,629
Series 2004-20I, Class 1
4.99% due 09/01/2024	224,494	245,427
Series 2004-20E, Class 1
5.18% due 05/01/2024	260,627	284,677
Series 2004-20F, Class 1
5.52% due 06/01/2024	347,408	381,980

		1,501,486

Sovereign Agency — 0.1%
Financing Corp. Sec. Notes 9.65% due 11/02/2018	235,000	324,483

Total U.S. Government Agencies (cost $74,057,455)		76,810,378

U.S. GOVERNMENT TREASURIES — 12.5%
United States Treasury Bonds — 2.8%
4.50% due 08/15/2039	11,530,400	13,458,145
5.00% due 05/15/2037	634,000	791,806
5.25% due 02/15/2029	1,000	1,259
5.38% due 02/15/2031	439,000	564,321
6.00% due 02/15/2026	170,000	226,100
6.25% due 08/15/2023	128,000	170,240
6.75% due 08/15/2026	377,000	534,398
8.00% due 11/15/2021	318,000	456,429
8.50% due 02/15/2020	1,341,000	1,889,972

		18,092,670

United States Treasury Notes — 9.7%
0.88% due 12/31/2016	17,547,000	17,662,143
1.88% due 02/28/2014	3,160,000	3,178,514
1.88% due 04/30/2014	1,701,000	1,715,884
2.13% due 05/31/2015	14,136,000	14,554,002
2.63% due 02/29/2016	505,000	531,236
3.13% due 05/15/2019	3,511,000	3,819,585
3.13% due 05/15/2021	10,219,000	10,983,034
3.50% due 05/15/2020	1,809,000	2,003,750
3.75% due 11/15/2018	6,163,000	6,892,447
4.13% due 05/15/2015	1,220,000	1,292,675
4.75% due 05/15/2014	829,000	849,628

		63,482,898

Total U.S. Government Treasuries (cost $80,061,810)		81,575,568

MUNICIPAL BONDS & NOTES — 0.2%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.14% due 01/01/2040	675,000	900,571
New York City Transitional Finance Authority Revenue Bonds 5.00% due 11/01/2042	635,000	666,052

Total Municipal Bonds & Notes (cost $1,362,877)		1,566,623

Total Long-Term Investment Securities (cost $534,469,219)		646,165,426

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Time Deposits — 2.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 11/01/2013 (cost $13,328,000)	13,328,000	13,328,000

TOTAL INVESTMENTS (cost $547,797,219)(6)	101.1%	659,493,426
Liabilities in excess of other assets	(1.1)	(7,021,093)

NET ASSETS	100.0%	$652,472,333

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2013, the aggregate value of these securities was $22,436,107 representing 3.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At October 31, 2013, the aggregate value of these securities was $2,282,493 representing 0.3% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Commercial Mortgage Backed Security
(4)	Interest Only
(5)	Perpetual maturity—maturity date reflects the next call date.
(6)	See Note 4 for cost of investments on a tax basis.
ADR —	American Depository Receipt
RSP —	Risparmio Savings Shares

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical-Drugs	$36,401,966	$—	$—	$36,401,966
Other Industries*	354,888,022	—	—	354,888,022
Convertible Preferred Securities	2,072,186	—	—	2,072,186
Preferred Securities	870,625	—	—	870,625
Preferred Securities / Capital Securities	—	2,900,797	—	2,900,797
Asset Backed Securities:
Diversified Financial Services	—	17,574,452	110,082	17,684,534
U.S. Corporate Bonds & Notes	—	41,761,569	—	41,761,569
Foreign Corporate Bonds & Notes	—	25,296,484	—	25,296,484
Foreign Government Agencies	—	4,336,674	—	4,336,674
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	40,996,652	—	40,996,652
Other U.S. Government Agencies*	—	35,813,726	—	35,813,726
U.S. Government Treasuries:
United States Treasury Bonds	—	18,092,670	—	18,092,670
United States Treasury Notes	—	63,482,898	—	63,482,898
Municipal Bonds & Notes	—	1,566,623	—	1,566,623
Short-Term Investment Securities:
Time Deposits	—	13,328,000	—	13,328,000

Total	$394,232,799	$265,150,545	$110,082	$659,493,426

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SunAmerica Dynamic Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 81.6%
Domestic Equity Investment Companies — 44.5%
Anchor Series Trust Capital Appreciation Portfolio, Class 1†	1,799,325	$83,096,855
Anchor Series Trust Growth and Income Portfolio, Class 1	7,640,447	81,605,041
Anchor Series Trust Growth Portfolio, Class 1	6,026,932	166,041,621
Anchor Series Trust Natural Resources Portfolio, Class 1	1,570,019	37,056,984
Seasons Series Trust Focus Growth Portfolio, Class 1	4,750,455	57,532,151
Seasons Series Trust Focus Value Portfolio, Class 1	5,218,052	80,514,856
Seasons Series Trust Large Cap Growth Portfolio, Class 1	5,015,311	67,107,508
Seasons Series Trust Large Cap Value Portfolio, Class 1	10,671,326	162,694,086
Seasons Series Trust Mid Cap Growth Portfolio, Class 1†	2,540,079	41,191,656
Seasons Series Trust Mid Cap Value Portfolio, Class 1	4,528,604	84,676,432
Seasons Series Trust Small Cap Portfolio, Class 1†	3,472,600	45,389,022
Seasons Series Trust Stock Portfolio, Class 1†	7,675,995	173,294,719
SunAmerica Series Trust Aggressive Growth Portfolio, Class 1†	2,549,450	38,932,430
SunAmerica Series Trust Equity Index Portfolio, Class 1	27,056,584	405,616,203
SunAmerica Series Trust Fundamental Growth Portfolio, Class 1†	5,418,059	126,422,371
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1†	4,286,637	42,178,762
SunAmerica Series Trust Growth-Income Portfolio, Class 1	5,757,929	163,850,978
SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio, Class 1	10,477,617	204,662,012
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1†	2,595,494	42,655,418
SunAmerica Series Trust Real Estate Portfolio, Class 1	2,408,148	35,876,219
SunAmerica Series Trust Small Company Value Portfolio, Class 1	3,515,808	86,661,612

		2,227,056,936

Domestic Fixed Income Investment Companies — 23.5%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	11,497,488	170,859,947
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	24,166,022	284,535,361
Seasons Series Trust Real Return Portfolio, Class 1	11,856,758	117,432,451
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	17,695,838	235,602,756
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	13,165,604	77,957,083
SunAmerica Series Trust Total Return Bond Portfolio, Class 1	32,537,025	288,036,125

		1,174,423,723

International Equity Investment Companies — 12.8%
Seasons Series Trust International Equity Portfolio, Class 1	18,002,764	161,101,420
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	14,093,921	113,273,523
SunAmerica Series Trust Foreign Value Portfolio, Class 1	7,560,991	126,464,784
SunAmerica Series Trust Global Equities Portfolio, Class 1	11,524,843	201,274,027
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	3,920,620	41,199,618

		643,313,372

International Fixed Income Investment Companies — 0.8%
SunAmerica Series Trust Global Bond Portfolio, Class 1	3,647,416	41,116,481

Total Affiliated Registered Investment Companies (cost $3,708,000,800)		4,085,910,512

U.S. GOVERNMENT TREASURIES — 14.4%
United States Treasury Bonds — 1.5%
6.25% due 08/15/2023	$14,400,000	19,152,000
7.13% due 02/15/2023	6,040,000	8,435,234
7.25% due 08/15/2022	6,660,000	9,305,791
7.63% due 11/15/2022	3,920,000	5,621,833
7.88% due 02/15/2021	3,160,000	4,439,800
8.00% due 11/15/2021	11,586,800	16,630,673
8.13% due 05/15/2021	3,490,000	4,990,428
8.13% due 08/15/2021	3,705,000	5,324,489

		73,900,248

United States Treasury Notes — 12.9%
1.63% due 08/15/2022	45,135,000	42,398,691
1.63% due 11/15/2022	61,326,400	57,253,959
1.75% due 05/15/2022	41,560,000	39,683,317
1.75% due 05/15/2023	79,140,000	73,915,494
2.00% due 11/15/2021	51,416,600	50,613,216
2.00% due 02/15/2022	39,385,000	38,578,828
2.00% due 02/15/2023	74,355,000	71,398,199
2.13% due 08/15/2021	50,340,000	50,261,369
2.50% due 08/15/2023	54,360,000	54,156,150
2.63% due 11/15/2020	65,372,600	68,360,324
3.13% due 05/15/2021	35,400,000	38,046,716
3.63% due 02/15/2021	54,412,300	60,499,676

		645,165,939

Total U.S. Government Treasuries (cost $735,824,651)		719,066,187

Total Long-Term Investment Securities (cost $4,443,825,451)		4,804,976,699

SHORT-TERM INVESTMENT SECURITIES — 2.7%
Registered Investment Companies — 2.7%
AllianceBernstein Government STIF Portfolio (cost $134,986,522)	134,986,522	134,986,522

TOTAL INVESTMENTS (cost $4,578,811,973) (1)	98.7%	4,939,963,221
Other assets less liabilities	1.3	67,431,121

NET ASSETS	100.0%	$5,007,394,342

†	Non-income producing security
#	See Note 3

(1)	See Note 4 for cost of investments on a tax basis.
@	The SunAmerica Series Trust Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.sunamerica.com.

STIF — Short-Term Index Fund

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2013	Unrealized Appreciation (Depreciation)
13,631	Long	S&P 500 E-Mini Index	December 2013	$1,176,562,021	$1,193,394,050	$16,832,029

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$2,227,056,936	$—	$—	$2,227,056,936
Domestic Fixed Income Investment Companies	1,174,423,723	—	—	1,174,423,723
International Equity Investment Companies	643,313,372	—	—	643,313,372
International Fixed Income Investment Companies	41,116,481	—	—	41,116,481
U.S. Government Treasuries:
United States Treasury Bonds	—	73,900,248	—	73,900,248
United States Treasury Notes	—	645,165,939	—	645,165,939
Short-Term Investment Securities:
Registered Investment Companies	134,986,522	—	—	134,986,522
Other Financial Instruments:@
Open Futures Contracts - Appreciation	16,832,029	—	—	16,832,029

Total	$4,237,729,063	$719,066,187	$—	$4,956,795,250

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SunAmerica Dynamic Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 81.8%
Domestic Equity Investment Companies — 54.6%
Seasons Series Trust Focus Value Portfolio, Class 1	2,926,102	$45,149,922
Seasons Series Trust Large Cap Growth Portfolio, Class 1	2,994,242	40,064,536
Seasons Series Trust Large Cap Value Portfolio, Class 1	7,033,986	107,239,523
Seasons Series Trust Mid Cap Growth Portfolio, Class 1†	938,022	15,211,602
Seasons Series Trust Mid Cap Value Portfolio, Class 1	1,613,407	30,167,694
Seasons Series Trust Small Cap Portfolio, Class 1†	1,188,723	15,537,343
SunAmerica Series Trust Alliance Growth Portfolio, Class 1	942,874	31,212,394
SunAmerica Series Trust Davis Venture Value Portfolio, Class 1	2,784,802	75,165,219
SunAmerica Series Trust Dogs of Wall Street Portfolio, Class 1	3,727,954	45,910,256
SunAmerica Series Trust Equity Index Portfolio, Class 1	11,056,976	165,759,614
SunAmerica Series Trust Equity Opportunities Portfolio, Class 1	2,771,589	45,215,959
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1†	1,424,856	14,020,002
SunAmerica Series Trust Growth-Income Portfolio, Class 1	2,640,314	75,134,307
SunAmerica Series Trust Marsico Focused Growth Portfolio, Class 1	5,118,086	60,571,675
SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio, Class 1	5,405,977	105,596,359
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1†	952,837	15,659,317
SunAmerica Series Trust Real Estate Portfolio, Class 1	1,856,315	27,655,100
SunAmerica Series Trust Small & Mid Cap Value Portfolio, Class 1	1,454,431	30,678,401
SunAmerica Series Trust Small Company Value Portfolio, Class 1	1,917,920	47,275,077

		993,224,300

Domestic Fixed Income Investment Companies — 14.2%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	2,775,223	41,241,565
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	2,331,493	27,451,449
Seasons Series Trust Real Return Portfolio, Class 1	1,635,446	16,197,885
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	4,402,387	58,613,471
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	4,991,088	29,553,576
SunAmerica Series Trust Total Return Bond Portfolio, Class 1	9,600,275	84,987,055

		258,045,001

International Equity Investment Companies — 11.5%
Seasons Series Trust International Equity Portfolio, Class 1	4,405,641	39,424,785
SunAmerica Series Trust Foreign Value Portfolio, Class 1	4,635,637	77,535,454
SunAmerica Series Trust Global Equities Portfolio, Class 1	2,611,296	45,604,624
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	4,372,339	45,946,475

		208,511,338

International Fixed Income Investment Companies — 1.5%
SunAmerica Series Trust Global Bond Portfolio, Class 1	2,460,330	27,734,730

Total Affiliated Registered Investment Companies (cost $1,399,506,719)		1,487,515,369

U.S. GOVERNMENT TREASURIES — 14.4%
United States Treasury Bonds — 1.4%
6.25% due 08/15/2023	$5,250,000	6,982,500
7.13% due 02/15/2023	1,850,000	2,583,640
7.25% due 08/15/2022	2,140,000	2,990,149
7.63% due 11/15/2022	1,475,000	2,115,358
7.88% due 02/15/2021	1,234,800	1,734,894
8.00% due 11/15/2021	4,051,900	5,815,741
8.13% due 05/15/2021	1,420,000	2,030,489
8.13% due 08/15/2021	1,171,000	1,682,854

		25,935,625

United States Treasury Notes — 13.0%
1.63% due 08/15/2022	16,816,500	15,797,000
1.63% due 11/15/2022	22,326,000	20,843,420
1.75% due 05/15/2022	15,131,000	14,447,745
1.75% due 05/15/2023	29,275,000	27,342,382
2.00% due 11/15/2021	18,717,700	18,425,236
2.00% due 02/15/2022	14,127,000	13,837,834
2.00% due 02/15/2023	27,070,000	25,993,534
2.13% due 08/15/2021	18,617,800	18,588,719
2.50% due 08/15/2023	19,575,000	19,501,594
2.63% due 11/15/2020	24,247,100	25,355,265
3.13% due 05/15/2021	12,655,800	13,602,023
3.63% due 02/15/2021	19,649,700	21,848,010

		235,582,762

Total U.S. Government Treasuries (cost $264,152,196)		261,518,387

Total Long-Term Investment Securities (cost $1,663,658,915)		1,749,033,756

SHORT-TERM INVESTMENT SECURITIES — 3.0%
Registered Investment Companies — 3.0%
AllianceBernstein Government STIF Portfolio (cost $55,918,758)	55,918,758	55,918,758

TOTAL INVESTMENTS (cost $1,719,577,673)(1)	99.2%	1,804,952,514
Other assets less liabilities	0.8	13,884,600

NET ASSETS	100.0%	$1,818,837,114

†	Non-income producing security

#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.
@	The SunAmerica Series Trust Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, the Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.sunamerica.com.
STIF-	Short-Term Index Fund

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2013	Unrealized Appreciation (Depreciation)
3,125	Long	S&P 500 E-Mini Index	December 2013	$272,778,472	$273,593,750	$815,278

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$993,224,300	$—	$—	$993,224,300
Domestic Fixed Income Investment Companies	258,045,001	—	—	258,045,001
International Equity Investment Companies	208,511,338	—	—	208,511,338
International Fixed Income Investment Companies	27,734,730	—	—	27,734,730
U.S. Government Treasuries:
United State Treasury Bonds	—	25,935,625	—	25,935,625
United State Treasury Notes	—	235,582,762	—	235,582,762
Short-Term Investment Securities:
Registered Investment Companies	55,918,758	—	—	55,918,758
Other Financial Instruments:@
Open Futures Contracts-Appreciation	815,278	—	—	$815,278

Total	$1,544,249,405	$261,518,387	$—	$1,805,767,792

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Principal Amount	Value (Note 1)

ASSET BACKED SECURITIES — 0.2%
Diversified Financial Services — 0.2%
SLM Private Credit Student Loan Trust FRS Series 2006-B, Class A4 0.43% due 03/15/2024 (cost $97,437)	$100,000	$96,317

U.S. CORPORATE BONDS & NOTES — 1.8%
Commercial Services-Finance — 0.2%
Total System Services, Inc. Notes 3.75% due 06/01/2023	100,000	93,156

Finance-Auto Loans — 0.7%
Ford Motor Credit Co. LLC FRS Senior Notes 1.52% due 05/09/2016	200,000	202,728
Toyota Motor Credit Corp. FRS Senior Notes 0.55% due 05/17/2016	100,000	100,227

		302,955

Telephone-Integrated — 0.5%
Verizon Communications, Inc. FRS Senior Notes 1.78% due 09/15/2016	100,000	102,537
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	100,000	108,239

		210,776

Tobacco — 0.2%
Reynolds American, Inc. Company Guar. Notes 4.85% due 09/15/2023	100,000	105,835

Transport-Equipment & Leasing — 0.2%
Aviation Capital Group Corp. Senior Notes 3.88% due 09/27/2016*(1)	100,000	101,230

Total U.S. Corporate Bonds & Notes (cost $799,063)		813,952

FOREIGN CORPORATE BONDS & NOTES — 0.4%
Finance-Leasing Companies — 0.4%
LeasePlan Corp. NV Senior Notes 2.50% due 05/16/2018*(1) (cost $199,149)	200,000	197,119

U.S. GOVERNMENT AGENCIES — 6.6%
Federal Home Loan Mtg. Corp. — 4.6%
1.25% due 10/02/2019	2,000,000	1,924,600
2.38% due 01/13/2022	200,000	196,064

		2,120,664

Federal National Mtg. Assoc. — 2.0%
1.88% due 09/18/2018	900,000	914,755

Total U.S. Government Agencies (cost $3,039,115)		3,035,419

U.S. GOVERNMENT TREASURIES — 43.4%
United States Treasury Bonds — 0.9%
2.88% due 05/15/2043	200,000	171,594
3.13% due 02/15/2042	250,000	227,695

		399,289

United States Treasury Notes — 42.5%
0.13% due 07/31/2014	400,000	400,047
0.25% due 05/31/2014(2)	7,300,000	7,305,701
0.25% due 08/31/2014	900,000	900,949
0.25% due 09/15/2014	2,826,000	2,828,981
0.25% due 10/31/2014	1,200,000	1,201,500
0.50% due 08/15/2014	600,000	601,735
0.63% due 04/30/2018	1,400,000	1,367,625
1.00% due 05/15/2014	300,000	301,430
1.88% due 06/30/2020	100,000	100,102
2.00% due 02/15/2023	4,550,000	4,369,065
2.25% due 05/31/2014	100,000	101,234

		19,478,369

Total U.S. Government Treasuries (cost $19,849,799)		19,877,658

Total Long-Term Investment Securities (cost $23,984,563)		24,020,465

SHORT-TERM INVESTMENT SECURITIES — 39.5%
U.S. Government Agencies — 28.8%
Federal Home Loan Bank Disc. Notes
0.04% due 11/08/2013	300,000	299,998
0.04% due 12/11/2013	100,000	99,996
0.05% due 12/04/2013	300,000	299,987
0.05% due 12/27/2013	1,000,000	999,930
0.05% due 12/27/2013	104,000	103,992
0.07% due 03/28/2014	1,000,000	999,796
0.13% due 01/08/2014	1,800,000	1,799,897
0.14% due 01/08/2014	1,800,000	1,799,897
Federal Home Loan Mtg. Corp. Disc. Notes
0.11% due 01/23/2014	200,000	199,986
0.11% due 07/01/2014	2,600,000	2,598,427
0.11% due 07/11/2014	4,000,000	3,997,480

		13,199,386

U.S. Government Treasuries — 10.7%
United States Treasury Bills
0.06% due 01/09/2014(2)	100,000	99,994
0.06% due 01/16/2014	800,000	799,954
0.06% due 01/30/2014	300,000	299,972
0.07% due 01/16/2014	100,000	99,994
0.08% due 02/06/2014	900,000	899,891
0.09% due 05/01/2014	200,000	199,917
0.12% due 01/23/2014	400,000	399,786
0.12% due 08/21/2014	200,000	199,874
0.13% due 08/21/2014	100,000	99,937
0.14% due 05/29/2014	700,000	699,736
0.14% due 08/21/2014	1,100,000	1,099,306

		4,898,361

Total Short-Term Investment Securities (cost $18,094,723)		18,097,747

REPURCHASE AGREEMENT — 2.0%
Agreement with Goldman Sachs Co., bearing interest at 0.12%, dated 10/31/2013, to be repurchased 11/01/2013 in the amount of $900,003 and collateralized by Federal National Mtg. Assoc. Bonds, bearing interest at 2.50% due 12/01/2027 and having an approximate value of $927,288 (cost $900,000)	900,000	900,000

TOTAL INVESTMENTS (cost $42,979,286) (3)	93.9%	43,018,212
Other assets less liabilities	6.1	2,806,505

NET ASSETS	100.0%	$45,824,717

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2013, the aggregate value of these securities was $298,349 representing 0.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At October 31, 2013, the aggregate value of these securities was $298,349 representing 0.6% of net assets.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 4 for cost of investments on a tax basis.

FRS — Floating Rate Security.

The rates shown on FRS are the current interest rates at October 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Written Options on Interest Rate Swap Contracts
						Unrealized
	Expiration	Strike	Notional	Premiums	Value at	Appreciation /
Issue	Month	Price	Amount	Received	October 31, 2013	(Depreciation)
Call option to enter an interest rate swap with Bank of America NA for the obligation to receive a fixed rate of 0.55% versus the six month USD-EURIBOR maturing on 01/17/2016	January 2014	$0.55	$500,000	$609	$1,049	$(440)
Put option to enter an interest rate swap with Bank of America NA for the obligation to receive a fixed rate of 0.75% versus the six month USD-EURIBOR maturing on 01/17/2016	January 2014	0.75	500,000	785	250	535
Call option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 1.40% versus the three month USD-LIBOR-BBA maturing on 01/29/2019	January 2014	1.40	400,000	868	862	6
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 2.00% versus the three month USD-LIBOR-BBA maturing on 01/29/2019	January 2014	2.00	400,000	2,150	696	1,454
Call option to enter an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 2.00% versus the six month USD-LIBOR-BBA maturing on 01/29/2024	January 2014	2.00	400,000	3,736	5,126	(1,390)
Put option to enter an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 2.50% versus the six month USD-LIBOR-BBA maturing on 01/29/2024	January 2014	2.50	400,000	3,438	735	2,703
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 2.00% versus the three month USD-LIBOR-BBA maturing on 04/04/2017	March 2014	2.00	3,500,000	3,898	3,916	(18)
Put option to enter an interest rate swap with Morgan Stanley Capital Services LLC for the obligation to receive a fixed rate of 2.00% versus the three month USD-LIBOR-BBA maturing on 04/04/2017	March 2014	2.00	5,700,000	14,513	6,377	8,136
Call option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 1.30% versus the three month USD-LIBOR-BBA maturing on 03/19/2019	March 2014	1.30	1,600,000	2,270	2,235	35
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 1.90% versus the three month USD-LIBOR-BBA maturing on 03/19/2019	March 2014	1.90	1,600,000	7,091	8,038	(947)

			$15,000,000	$39,358	$29,284	$10,074

USD — United States Dollar

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

Written Call Options on Exchange Traded Futures

						Unrealized
	Expiration	Strike	Number of	Premiums	Value at	Appreciation /
Issue	Month	Price	Contracts	Received	October 31, 2013	(Depreciation)
CBOT U.S. Treasury 10 Year Notes	November 2013	$128.00	1	$389	$313	$76
LIF EURIBOR Euro 3 Month	December 2014	99.50	2	1,372	1,561	(189)

				$1,761	$1,874	$(113)

Written Put Options on Exchange Traded Futures
						Unrealized
	Expiration	Strike	Number of	Premiums	Value at	Appreciation /
Issue	Month	Price	Contracts	Received	October 31, 2013	(Depreciation)
CBOT U.S. Treasury 10 Year Notes	November 2013	$124.00	1	$498	$47	$451
LIF EURIBOR Euro 3 Month	December 2014	99.50	2	1,712	883	829
CME EURIBOR Euro 3 Month	March 2014	97.38	2	705	665	40

				$2,915	$1,595	$1,320

Open Future Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2013	Unrealized Appreciation (Depreciation)
21	Long	Russell 2000 Mini Index	December 2013	$2,228,069	$2,305,380	$77,311
287	Long	S&P 500 E-Mini Index	December 2013	24,291,456	25,126,850	835,394
8	Long	U.S. Treasury 10 Year Notes	December 2013	991,135	1,018,875	27,740

						$940,445

Over the Counter Total Return Swap Contracts
Swap Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Total Return Received or Paid by Portfolio	Gross Unrealized Appreciation

Goldman Sachs International	$6,499	05/01/2014	(3 Month USD LIBOR-BBA plus 25 bps)	ishares MSCI EAFE Index	$432,564

BBA — British Banking Association

EURIBOR — Euro Interbank Offered Rate

USD — United States Dollar

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection (4)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at October 31, 2013 (1)	Notional Amount (2)	Value at October 31, 2013 (3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment
Grade Index	(1.000)%	12/20/2018	UBS Securities LLC	0.6466%	$1,800,000	$28,614	$23,536	$5,078
CDX North American Investment
Grade Index	(1.000)%	12/20/2018	UBS Securities LLC	0.7300%	3,900,000	52,057	41,002	11,055

Total						$80,671	$64,538	$16,133

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

The following is a summary of the inputs used to value the Portfolio’s net assets as October 31, 2013 (see Note 2):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$96,317	$—	$96,317
U.S. Corporate Bonds & Notes	—	813,952	—	813,952
Foreign Corporate Bonds & Notes	—	197,119	—	197,119
U.S. Government Agencies	—	3,035,419	—	3,035,419
U.S. Government Treasuries:
United State Treasury Bonds	—	399,289	—	399,289
United State Treasury Notes	—	19,478,369	—	19,478,369
Short-Term Investment Securities:
U.S. Government Agencies	—	13,199,386	—	13,199,386
U.S. Government Treasuries	—	4,898,361	—	4,898,361
Repurchase Agreement	—	900,000	—	900,000
Other Financial Instruments:@
Written Options on Interest Rate Swap Contracts - Appreciation	—	12,869	—	12,869
Written Call Options on Exchange Traded Futures - Appreciation	76	—	—	76
Written Put Options on Exchange Traded Futures - Appreciation	1,320	—	—	1,320
Open Futures Contracts-Appreciation	940,445	—	—	940,445
Over the Counter Total Return Swaps Contracts-Apreciation	—	432,564	—	432,564
Centrally Cleared Credit Default Swaps on Credit Indices- Sell Protection-Appreciation	—	16,133	—	16,133

Total	$941,841	$43,479,778	$—	$44,421,619

LIABILITIES:
Other Financial Instruments:@
Written Options on Interest Rate Swap Contracts - Depreciation	—	2,795	—	2,795
Written Call Options on Exchange Traded Futures - Depreciation	189	—	—	189

Total	$189	$2,795	$—	$2,984

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 65.2%
Aerospace/Defense — 0.5%
General Dynamics Corp.	2,763	$239,359

Agricultural Operations — 1.0%
Archer-Daniels-Midland Co.	11,604	474,604

Applications Software — 0.7%
Microsoft Corp.	9,798	346,359

Auto-Cars/Light Trucks — 0.9%
General Motors Co.†	11,595	428,435

Banks-Commercial — 0.7%
BB&T Corp.	9,929	337,288

Banks-Fiduciary — 1.4%
Northern Trust Corp.	5,568	314,147
State Street Corp.	5,130	359,459

		673,606

Banks-Super Regional — 3.4%
Comerica, Inc.	7,586	328,474
Fifth Third Bancorp	14,639	278,580
PNC Financial Services Group, Inc.	8,236	605,593
Wells Fargo & Co.	8,695	371,190

		1,583,837

Cable/Satellite TV — 2.8%
Comcast Corp., Class A	12,978	617,493
Time Warner Cable, Inc.	5,672	681,491

		1,298,984

Cellular Telecom — 1.1%
Vodafone Group PLC ADR	14,416	530,797

Chemicals-Diversified — 1.3%
Dow Chemical Co.	10,588	417,908
PPG Industries, Inc.	1,158	211,428

		629,336

Cosmetics & Toiletries — 2.5%
Avon Products, Inc.	36,398	636,965
Procter & Gamble Co.	6,585	531,739

		1,168,704

Cruise Lines — 1.0%
Carnival Corp.	13,648	472,903

Diversified Banking Institutions — 8.2%
Bank of America Corp.	20,115	280,805
Citigroup, Inc.	24,127	1,176,915
Goldman Sachs Group, Inc.	1,842	296,304
JPMorgan Chase & Co.	26,718	1,377,046
Morgan Stanley	25,170	723,134

		3,854,204

Diversified Manufacturing Operations — 2.9%
General Electric Co.	37,814	988,458
Ingersoll-Rand PLC	5,412	365,472

		1,353,930

E-Commerce/Products — 1.5%
eBay, Inc.†	13,031	686,864

Electric-Integrated — 1.2%
Edison International	3,241	158,906
FirstEnergy Corp.	2,767	104,786
Pinnacle West Capital Corp.	5,177	290,068

		553,760

Electronic Components-Semiconductors — 0.7%
Texas Instruments, Inc.	8,211	345,519

Electronic Forms — 1.2%
Adobe Systems, Inc.†	10,632	576,254

Electronic Security Devices — 1.1%
Tyco International, Ltd.	14,271	521,605

Finance-Investment Banker/Broker — 1.0%
Charles Schwab Corp.	21,426	485,299

Finance-Other Services — 0.5%
CME Group, Inc.	3,116	231,238

Food-Misc./Diversified — 1.8%
Mondelez International, Inc., Class A	17,145	576,758
Unilever NV	6,441	255,836

		832,594

Food-Wholesale/Distribution — 0.8%
Sysco Corp.	11,711	378,734

Insurance Brokers — 2.3%
Aon PLC	3,823	302,361
Marsh & McLennan Cos., Inc.	12,048	551,799
Willis Group Holdings PLC	5,359	241,530

		1,095,690

Insurance-Multi-line — 0.3%
ING US, Inc.	4,702	145,856

Insurance-Property/Casualty — 0.5%
Chubb Corp.	2,598	239,224

Internet Security — 1.0%
Symantec Corp.	20,379	463,418

Medical Instruments — 1.0%
Medtronic, Inc.	8,409	482,677

Medical-Biomedical/Gene — 1.2%
Amgen, Inc.	4,688	543,808

Medical-Drugs — 4.0%
Bristol-Myers Squibb Co.	6,479	340,277
Eli Lilly & Co.	5,762	287,063
Merck & Co., Inc.	10,882	490,670
Novartis AG	5,425	421,217
Pfizer, Inc.	11,324	347,420

		1,886,647

Medical-Generic Drugs — 0.4%
Teva Pharmaceutical Industries, Ltd. ADR	5,486	203,476

Medical-HMO — 2.0%
Cigna Corp.	3,308	254,650
UnitedHealth Group, Inc.	4,451	303,825
WellPoint, Inc.	4,264	361,587

		920,062

Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	4,569	167,956

Multimedia — 2.4%
Thomson Reuters Corp.	5,433	204,158
Time Warner, Inc.	2,366	162,639
Viacom, Inc., Class B	9,045	753,358

		1,120,155

Oil Companies-Exploration & Production — 2.7%
Anadarko Petroleum Corp.	4,851	462,252
Canadian Natural Resources, Ltd.	12,047	382,329
Occidental Petroleum Corp.	4,185	402,095

		1,246,676

Oil Companies-Integrated — 1.8%
Chevron Corp.	2,158	258,874

Royal Dutch Shell PLC, Class A	8,081	269,053
Total SA	5,317	326,775

		854,702

Oil-Field Services — 1.4%
Baker Hughes, Inc.	6,180	358,996
Halliburton Co.	5,594	296,650

		655,646

Pipelines — 0.3%
Williams Cos., Inc.	4,423	157,945

Retail-Apparel/Shoe — 0.5%
Abercrombie & Fitch Co., Class A	6,149	230,465

Security Services — 0.8%
ADT Corp.	8,841	383,434

Semiconductor Equipment — 1.4%
Applied Materials, Inc.	37,868	675,944

Telecom Equipment-Fiber Optics — 0.8%
Corning, Inc.	21,904	374,339

Telecom Services — 0.8%
Amdocs, Ltd.	9,677	372,081

Telephone-Integrated — 0.3%
Verizon Communications, Inc.	2,571	129,861

Transport-Rail — 0.7%
CSX Corp.	12,370	322,362

Total Common Stocks (cost $29,296,780)		30,676,637

PREFERRED SECURITIES — 0.3%
Banks-Super Regional — 0.2%
KeyCorp. Series A 7.75%(1)	400	51,204
Wells Fargo & Co. VRS 5.85%(1)	1,200	29,184

		80,388

Pharmacy Services — 0.0%
Omnicare Capital Trust II Series B 4.00%	200	13,632

Pipelines — 0.1%
El Paso Energy Capital Trust I 4.75%	800	44,648

Total Preferred Securities (cost $143,185)		138,668

CONVERTIBLE BONDS & NOTES — 9.1%
Broadcast Services/Program — 0.0%
Liberty Interactive LLC Senior Notes 0.75% due 03/30/2043*	11,000	13,145

Casino Hotels — 0.5%
MGM Resorts International Company Guar. Notes 4.25% due 04/15/2015	204,000	249,900

Casino Services — 0.2%
International Game Technology Senior Notes 3.25% due 05/01/2014	101,000	111,605

Computers-Memory Devices — 0.8%
SanDisk Corp. Senior Notes 0.50% due 10/15/2020*	51,000	51,956
SanDisk Corp. Senior Notes 1.50% due 08/15/2017	208,000	304,980

		356,936

Diversified Banking Institutions — 0.4%
Goldman Sachs Group, Inc. Senior Notes 1.00% due 09/28/2020*	171,000	171,657

Electronic Components-Semiconductors — 0.6%
Micron Technology, Inc. Senior Notes 1.63% due 02/15/2033*	110,000	188,444
Xilinx, Inc. Jr. Sub. Notes 3.13% due 03/15/2037	50,000	78,562

		267,006

Financial Guarantee Insurance — 0.9%
MGIC Investment Corp. Senior Notes 2.00% due 04/01/2020	36,000	49,140
MGIC Investment Corp. Senior Notes 5.00% due 05/01/2017	210,000	234,019
Radian Group, Inc. Senior Notes 2.25% due 03/01/2019	29,000	43,536
Radian Group, Inc. Senior Notes 3.00% due 11/15/2017	53,000	76,949

		403,644

Medical Instruments — 0.5%
NuVasive, Inc. Senior Notes 2.75% due 07/01/2017	104,000	113,100
Volcano Corp. Senior Notes 1.75% due 12/01/2017	152,000	146,395

		259,495

Medical-Biomedical/Gene — 0.6%
Cubist Pharmaceuticals, Inc. Senior Notes 1.13% due 09/01/2018*	85,000	91,906
Cubist Pharmaceuticals, Inc. Senior Notes 1.88% due 09/01/2020*	85,000	91,322
Gilead Sciences, Inc. Senior Notes 1.63% due 05/01/2016	28,000	87,710

		270,938

Medical-Drugs — 0.3%
Salix Pharmaceuticals, Ltd. Senior Notes 1.50% due 03/15/2019	93,000	121,772

Medical-HMO — 0.3%
WellPoint, Inc. Senior Notes 2.75% due 10/15/2042*	121,000	157,149

Medical-Hospitals — 0.4%
LifePoint Hospitals, Inc. Senior Sub. Notes 3.50% due 05/15/2014	187,000	202,077

Oil Companies-Exploration & Production — 0.7%
Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019	176,000	180,510
Stone Energy Corp. Company Guar. Notes 1.75% due 03/01/2017	117,000	127,896

		308,406

Oil-Field Services — 0.2%
Helix Energy Solutions Group, Inc. Senior Notes 3.25% due 03/15/2032	64,000	81,120

Pharmacy Services — 0.4%
Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/2035	38,000	40,399
Omnicare, Inc. Senior Sub. Notes 3.50% due 02/15/2044	55,000	52,834
Omnicare, Inc. Company Guar. Notes 3.75% due 04/01/2042	78,000	109,151

		202,384

Retirement/Aged Care — 0.2%
Brookdale Senior Living, Inc. Senior Notes 2.75% due 06/15/2018	98,000	118,641

Semiconductor Components-Integrated Circuits — 0.3%
Linear Technology Corp. Senior Notes 3.00% due 05/01/2027	147,000	157,382

Semiconductor Equipment — 0.6%
Lam Research Corp. Senior Notes 1.25% due 05/15/2018	147,000	183,383
Novellus Systems, Inc. Company Guar. Notes 2.63% due 05/15/2041	64,000	106,600

		289,983

Steel-Producers — 0.3%
United States Steel Corp. Senior Notes 2.75% due 04/01/2019	113,000	138,990

Telecom Equipment-Fiber Optics — 0.7%
Ciena Corp. Senior Notes 4.00% due 12/15/2020	117,000	169,577
JDS Uniphase Corp. Senior Notes 0.63% due 08/15/2033*	132,000	138,847

		308,424

Television — 0.1%
Liberty Media Corp. Senior Notes 1.38% due 10/15/2023*	58,000	61,009

Transport-Equipment & Leasing — 0.1%
Greenbrier Cos., Inc. Senior Notes 3.50% due 04/01/2018	22,000	23,939

Total Convertible Bonds & Notes (cost $4,086,579)		4,275,602

U.S. CORPORATE BONDS & NOTES — 3.1%
Banks-Super Regional — 0.0%
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	16,000	16,001

Building-Residential/Commercial — 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	10,000	8,733

Cable/Satellite TV — 0.2%
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	80,000	76,784
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	20,000	17,954

		94,738

Commercial Services-Finance — 0.1%
Moody S Corp. Senior Notes 4.50% due 09/01/2022	35,000	35,140

Computer Services — 0.1%
Computer Sciences Corp. Senior Notes 4.45% due 09/15/2022	30,000	29,474

Containers-Paper/Plastic — 0.2%
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	90,000	92,552

Cosmetics & Toiletries — 0.1%
Avon Products, Inc. Senior Notes 2.38% due 03/15/2016	25,000	25,519

Diversified Banking Institutions — 0.4%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	30,000	30,203
Citigroup, Inc. Sub. Notes 3.50% due 05/15/2023	15,000	13,921
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	33,534
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	35,000	35,741
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	65,000	75,335

		188,734

Electric-Integrated — 0.1%
Baltimore Gas & Electric Co. Senior Notes 3.35% due 07/01/2023	25,000	24,607

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp. Senior Notes 2.20% due 07/25/2018	35,000	35,478

Finance-Other Services — 0.1%
CME Group, Inc. Senior Notes 3.00% due 09/15/2022	65,000	62,717

Food-Misc./Diversified — 0.1%
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	25,000	29,761

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	60,000	60,752

Insurance-Life/Health — 0.1%
Lincoln National Corp. Senior Notes 4.00% due 09/01/2023	35,000	35,472
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	25,000	25,792

		61,264

Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 1.92% due 09/15/2023	40,000	42,221

Insurance-Property/Casualty — 0.0%
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	10,000	10,152

Insurance-Reinsurance — 0.0%
Reinsurance Group of America, Inc. Senior Notes 4.70% due 09/15/2023	20,000	20,893

Investment Management/Advisor Services — 0.1%
Blackstone Holdings Finance Co., LLC Company Guar. Notes 6.25% due 08/15/2042*	30,000	33,015

Medical Instruments — 0.1%
Edwards Lifesciences Corp. Senior Notes 2.88% due 10/15/2018	29,000	29,111

Medical-Biomedical/Gene — 0.0%
Celgene Corp. Senior Notes 4.00% due 08/15/2023	10,000	10,077

Medical-Drugs — 0.0%
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	5,000	4,722

Medical-Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 6.00% due 11/15/2018*	30,000	32,277

Medical-Hospitals — 0.0%
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	5,000	5,253

Oil Companies-Exploration & Production — 0.0%
Anadarko Petroleum Corp. Senior Notes 5.75% due 06/15/2014	20,000	20,589

Oil Companies-Integrated — 0.0%
Chevron Corp. Senior Notes 1.72% due 06/24/2018	15,000	15,024

Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	45,000	45,562
EPR Properties Senior Notes 5.25% due 07/15/2023	25,000	24,972
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	35,000	35,431

		105,965

Retail-Auto Parts — 0.1%
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	20,000	21,334

Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/2028	48,852	54,579

Retail-Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/2019*	25,000	26,995

Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	45,000	52,605

Telephone-Integrated — 0.3%
AT&T Inc. Notes 6.15% due 09/15/2034	25,000	26,947
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	35,000	37,975
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	45,000	50,935
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	30,000	34,806

		150,663

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.15% due 09/01/2043	40,000	41,188

Total U.S. Corporate Bonds & Notes (cost $1,412,680)		1,442,133

FOREIGN CORPORATE BONDS & NOTES — 0.3%
Airlines — 0.2%
Virgin Australia Trust 2013-1A Pass Through Certs. 5.00% due 04/23/2025*	75,000	77,356

Cellular Telecom — 0.1%
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2043	30,000	26,379

Oil Companies-Integrated — 0.0%
Petrobras Global Finance BV Company Guar. Notes 5.63% due 05/20/2043	15,000	12,824

Total Foreign Corporate Bonds & Notes (cost $117,115)		116,559

U.S. GOVERNMENT TREASURIES — 12.2%
United States Treasury Bonds — 0.7%
2.88% due 05/15/2043	180,000	154,434
3.50% due 02/15/2039	115,000	114,156
4.50% due 02/15/2036	75,000	87,539

		356,129

United States Treasury Notes — 11.5%
0.50% due 06/15/2016	1,050,000	1,050,738
0.63% due 10/15/2016	1,150,000	1,151,977
0.63% due 04/30/2018	850,000	830,344
1.25% due 01/31/2019	600,000	595,687
1.38% due 09/30/2018	835,000	838,327
2.25% due 01/31/2015	750,000	769,306
2.50% due 08/15/2023	155,000	154,419

		5,390,798

Total U.S. Government Treasuries (cost $5,731,012)		5,746,927

FOREIGN CONVERTIBLE BONDS & NOTES — 0.5%
Building Products-Cement — 0.5%
Cemex SAB de CV Sub. Notes 4.88% due 03/15/2015 (cost $254,630)	205,000	237,287

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. VRS 4.50% due 12/20/2013(1)	20,000	18,250

Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. FRS Series R 6.00% due 02/04/2014(1)	35,000	33,862

Total Preferred Securities/Capital Securities (cost $55,000)		52,112

Total Long-Term Investment Securities (cost $41,096,981)		42,685,925

SHORT-TERM INVESTMENT SECURITIES — 11.7%
Time Deposits — 11.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 11/01/2013 (cost $5,506,000)	5,506,000	5,506,000

TOTAL INVESTMENTS (cost $46,602,981)(2)	102.5%	48,191,925
Liabilities in excess of other assets	(2.5)	(1,154,695)

NET ASSETS	100.0%	$47,037,230

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2013, the aggregate value of these securities was $1,135,078 representing 2.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Perpetual maturity – maturity date reflects the next call date.

(2)	See Note 4 for cost of investments on a tax basis

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest at October 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
State Street Bank & Trust Co.	CAD	238,174	USD	227,625	12/6/2013	$—	$(606)
	CHF	135,928	USD	152,153	12/6/2013	2,306	—
	EUR	125,837	USD	173,579	12/6/2013	2,712	—
	GBP	192,388	USD	310,931	12/6/2013	2,530	—
	ILS	583,881	USD	165,169	12/6/2013	—	(318)

Net Unrealized Appreciation/(Depreciation)						$7,548	$(924)

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro Currency

GBP — Pound Sterling

ILS — Israeli Shekel

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (see Note 1):

	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Diversified Banking Institutions	$3,854,204	$—	$—	$3,854,204
Other Industries*	26,822,433	—	—	26,822,433
Preferred Securities	138,668	—	—	138,668
Convertible Bonds & Notes	—	4,275,602	—	4,275,602
U.S. Corporate Bonds & Notes	—	1,442,133	—	1,442,133
Foreign Corporate Bonds & Notes	—	116,559	—	116,559
U.S. Government Treasuries:
United States Treasury Bonds	—	356,129	—	356,129
United States Treasury Notes	—	5,390,798	—	5,390,798
Foreign Convertible Bonds & Notes	—	237,287	—	237,287
Preferred Securities/Capital Securities	—	52,112	—	52,112
Short-Term Investment Securities:
Time Deposits	—	5,506,000	—	5,506,000
Other Financial Instruments: @
Open Forward Foreign Currency Contracts – Appreciation	—	7,548	—	7,548

Total	$30,815,305	$17,384,168	$—	$48,199,473

LIABILITIES:
Other Financial Instruments: @
Open Forward Foreign Currency Contracts – Depreciation	$—	$924	$—	$924

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period

See Notes to Portfolio of Investments

SunAmerica Series Trust

Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 89.8%
Broadcast Services/Program — 0.6%
Astro Malaysia Holdings Bhd	289,800	$266,331
Sirius Xm Holdings Inc†	6,790	25,598

		291,929

Building-Heavy Construction — 0.7%
Cheung Kong Infrastructure Holdings, Ltd.	51,000	354,889

Cable/Satellite TV — 7.9%
Comcast Corp., Special Class A	47,050	2,178,415
Liberty Global PLC, Class A†	7,497	587,540
Liberty Global PLC, Class C†	5,769	431,867
Time Warner Cable, Inc.	7,912	950,627

		4,148,449

Cellular Telecom — 4.7%
Cellcom Israel, Ltd.	17,940	206,310
MegaFon OAO GDR	4,090	148,467
Mobile Telesystems OJSC	5,870	62,231
Mobile Telesystems OJSC ADR	30,535	696,198
T-Mobile US, Inc.	380	10,537
Tim Participacoes SA ADR	10,326	262,487
Turkcell Iletisim Hizmetleri AS†	61,950	384,812
Vodafone Group PLC	190,085	684,236

		2,455,278

Electric-Distribution — 0.9%
AGL Energy, Ltd.	11,230	166,003
Aksa Enerji Uretim AS†	142,131	217,157
Infraestructura Energetica Nova SAB de CV	23,700	93,821

		476,981

Electric-Generation — 2.6%
AES Corp.	78,610	1,107,615
CEZ AS	6,711	193,171
E. ON Russia JSC	602,854	46,806

		1,347,592

Electric-Integrated — 27.4%
Alliant Energy Corp.	6,150	321,153
Ameren Corp.	2,890	104,560
American Electric Power Co., Inc.	17,642	826,351
Cia Paranaense de Energia-Copel ADR	11,690	162,257
CLP Holdings, Ltd.	22,500	181,236
CMS Energy Corp.	46,820	1,285,677
Dominion Resources, Inc.	13,820	881,025
DTE Energy Co.	1,940	134,132
Duke Energy Corp.	9,820	704,389
Edison International	18,740	918,822
EDP - Energias de Portugal SA	430,100	1,583,721
EDP - Energias do Brasil SA	88,600	506,240
GDF Suez	25,349	631,219
Great Plains Energy, Inc.	11,175	261,942
Light SA	24,260	213,772
NextEra Energy, Inc.	16,146	1,368,373
Northeast Utilities	14,220	609,896
OGE Energy Corp.	20,570	759,033
PG&E Corp.	3,760	157,356
Pinnacle West Capital Corp.	6,120	342,904
Portland General Electric Co.	20,250	581,175
PPL Corp.	10,366	317,511
Public Service Enterprise Group, Inc.	28,880	967,480
SSE PLC	18,939	429,994
Xcel Energy, Inc.	2,720	78,499

		14,328,717

Electric-Transmission — 1.3%
ITC Holdings Corp.	2,390	240,410
Red Electrica Corp. SA	7,043	439,020

		679,430

Energy-Alternate Sources — 2.1%
China Longyuan Power Group Corp.	169,000	194,002
EDP Renovaveis SA	162,244	894,144
Enel Green Power SpA	11,077	26,951

		1,115,097

Gas-Distribution — 7.3%
AGL Resources, Inc.	5,000	239,300
Canadian Utilities, Ltd., Class A	730	26,822
CenterPoint Energy, Inc.	25,450	626,070
China Resources Gas Group, Ltd.	104,000	268,954
Enagas SA	29,630	792,131
Gas Natural SDG SA	16,590	391,260
National Grid PLC	12,684	159,548
NiSource, Inc.	8,980	283,050
Questar Corp.	5,200	123,032
Sempra Energy	10,070	917,780

		3,827,947

Gas-Transportation — 1.2%
Snam SpA	116,800	601,989

Independent Power Producers — 5.1%
Calpine Corp.†	66,600	1,343,322
Dynegy, Inc.†	2,960	57,513
NRG Energy, Inc.	44,329	1,264,706

		2,665,541

Multimedia — 0.2%
Twenty-First Century Fox, Inc., Class A	2,490	84,859

Non-Hazardous Waste Disposal — 0.3%
Covanta Holding Corp.	8,720	149,723

Oil & Gas Drilling — 1.1%
Ensco PLC, Class A	5,080	292,862
Noble Corp.	7,170	270,309

		563,171

Oil Companies-Exploration & Production — 5.3%
Anadarko Petroleum Corp.	2,400	228,696
Antero Resources Corp.†	5,120	289,229
Energen Corp.	6,850	536,492
EQT Corp.	11,140	953,695
Noble Energy, Inc.	5,135	384,766
QEP Resources, Inc.	11,740	388,124

		2,781,002

Oil Refining & Marketing — 0.4%
Cheniere Energy, Inc.†	5,330	212,134

Pipelines — 9.4%
APA Group	11,901	68,164
Enbridge, Inc.	11,880	515,011
Kinder Morgan, Inc.	43,174	1,524,474
ONEOK, Inc.	18,430	1,041,295

SemGroup Corp., Class A	260	15,701
Spectra Energy Corp.	16,200	576,234
TransCanada Corp.	7,220	325,390
Williams Cos., Inc.	23,660	844,899

		4,911,168

Real Estate Investment Trusts — 1.7%
American Tower Corp.	11,320	898,242

Telecom Services — 1.9%
Tele2 AB, Series B	33,627	405,804
TELUS Corp.	770	26,896
XL Axiata Tbk PT	374,500	148,671
Ziggo NV	10,150	435,553

		1,016,924

Telephone-Integrated — 6.6%
Bezeq The Israeli Telecommunication Corp., Ltd.	333,430	580,672
CenturyLink, Inc.	12,733	431,139
Frontier Communications Corp.	16,360	72,148
KDDI Corp.	500	27,001
Portugal Telecom SGPS SA	37,315	168,459
TDC A/S	58,329	526,668
Telecom Italia SpA RSP	282,936	221,082
Telefonica Brasil SA ADR	12,133	269,110
Verizon Communications, Inc.	10,730	541,972
Windstream Holdings, Inc.	69,230	591,916

		3,430,167

Water — 0.4%
Aguas Andinas SA	46,420	31,445
Cia de Saneamento de Minas Gerais-COPASA	10,400	167,964

		199,409

Wireless Equipment — 0.7%
SBA Communications Corp., Class A†	3,900	341,133

Total Common Stocks (cost $38,935,116)		46,881,771

CONVERTIBLE PREFERRED SECURITIES — 1.4%
Electric-Integrated — 1.4%
PPL Corp. 8.75%	13,860	731,808

Wireless Equipment — 0.2%
Crown Castle International Corp. Series A 4.50%	950	97,233

Total Convertible Preferred Securities (cost $835,194)		829,041

PREFERRED SECURITIES — 3.7%
Electric-Integrated — 3.6%
Cia Energetica de Minas Gerais	66,028	587,420
Cia Paranaense de Energia, Class B	23,700	330,501
Dominion Resources, Inc. Series A	5,310	287,643
Dominion Resources, Inc. Series B	5,320	288,503
NextEra Energy, Inc.	6,920	392,087

		1,886,154

Telephone-Integrated — 0.1%
Oi SA	36,900	61,934

Total Preferred Securities (cost $2,152,337)		1,948,088

CONVERTIBLE BONDS & NOTES — 0.8%
Broadcast Services/Program — 0.0%
XM Satellite Radio, Inc. Company Guar. Notes 7.00% due 12/01/2014(1)	$12,000	25,192

Wireless Equipment — 0.8%
SBA Communications Corp. Senior Notes 4.00% due 10/01/2014	141,000	406,080
Total Convertible Bonds & Notes (cost $187,203)		431,272

Total Long-Term Investment Securities (cost $42,109,850)		50,090,172

SHORT-TERM INVESTMENT SECURITIES — 3.8%
Time Deposits — 3.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 11/01/2013 (cost $2,000,000)	2,000,000	2,000,000

TOTAL INVESTMENTS (cost $44,109,850)(2)	99.7%	52,090,172
Other assets less liabilities	0.3	140,286

NET ASSETS	100.0%	$52,230,458

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2013, the aggregate value of these securities was $25,192 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At October 31, 2013, the aggregate value of these securities was $25,192 representing 0.0% of net assets.
(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt

RSP — Risparmio Shares-Savings in the Italian Stock Exchange

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	EUR	939,828	USD	1,257,386	12/18/2013	$—	$(18,761)
	USD	162,510	GBP	102,000	12/18/2013	982	—
	USD	8,607	EUR	6,365	01/14/2014	36	—
	USD	30,630	EUR	22,658	01/17/2014	137	—

						1,155	(18,761)

Citibank N.A.	GBP	31,216	USD	50,672	01/17/2014	648	—

Credit Suisse London Branch	EUR	4,924	USD	6,735	01/17/2014	48	—
	GBP	279,207	USD	445,829	01/17/2014	—	(1,601)

						48	(1,601)

Deutsche Bank AG	EUR	25,155	USD	34,031	01/14/2014	—	(126)
	EUR	510,367	USD	688,758	01/17/2014	—	(4,267)
	USD	4,226	EUR	3,061	01/17/2014	—	(69)

						—	(4,462)

JPMorgan Chase Bank N.A	EUR	525,895	USD	710,266	01/17/2014	—	(3,846)
	USD	18,992	EUR	13,772	01/17/2014	—	(291)

						—	(4,137)

Merrill Lynch International Bank Ltd	GBP	279,207	USD	446,134	01/17/2014	—	(1,295)
	USD	84,264	EUR	62,085	01/14/2014	40	—

						40	(1,295)

UBS AG	EUR	939,828	USD	1,257,283	12/18/2013	—	(18,864)
	EUR	33,228	USD	45,818	01/17/2014	698	—
	USD	31,723	EUR	23,213	01/17/2014	—	(203)

						698	(19,067)

Net Unrealized Appreciation/(Depreciation)						$2,589	$(49,323)

EUR — Euro Dollar

GBP — Bristish Pound

USD — United States Dollars

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Cable/Satellite TV	$4,148,449	$—	$—	$4,148,449
Electric-Integrated	14,328,717	—	—	14,328,717
Gas-Distribution	3,827,947	—	—	3,827,947
Independent Power Producers	2,665,541	—	—	2,665,541
Oil Companies-Exploration & Production	2,781,002	—	—	2,781,002
Pipelines	4,911,168	—	—	4,911,168
Telephone-Integrated	3,430,167	—	—	3,430,167
Other Industries*	10,788,780	—	—	10,788,780
Convertible Preferred Securities	829,041	—	—	829,041
Preferred Securities	1,948,088	—	—	1,948,088
Convertible Bonds & Notes	—	431,272	—	431,272
Short-Term Investment Securities:
Time Deposits	—	2,000,000	—	2,000,000
Other Financial Instruments:@
Open Foward Foreign Contracts-Appreciation	—	2,589	—	2,589

Total	$49,658,900	$2,433,861	$—	$52,092,761

LIABILITIES:
Other Financial Instruments:@
Open Forward Foreign Currency Contracts-Depreciation	$—	$49,323	$—	$49,323

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 88.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	14,073	$236,427
Omnicom Group, Inc.	8,574	583,975

		820,402

Aerospace/Defense — 1.2%
Boeing Co.	23,138	3,019,509
General Dynamics Corp.	11,080	959,860
Lockheed Martin Corp.	8,987	1,198,327
Northrop Grumman Corp.	7,673	824,924
Raytheon Co.	10,750	885,478
Rockwell Collins, Inc.	4,501	314,305

		7,202,403

Aerospace/Defense-Equipment — 0.5%
United Technologies Corp.	28,139	2,989,769

Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	1,910	411,796
Monsanto Co.	17,771	1,863,822
Mosaic Co.	11,356	520,673

		2,796,291

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	21,974	898,737

Airlines — 0.2%
Delta Air Lines, Inc.	28,600	754,468
Southwest Airlines Co.	23,542	405,393

		1,159,861

Apparel Manufacturers — 0.2%
Ralph Lauren Corp.	2,019	334,427
VF Corp.	2,931	630,165

		964,592

Appliances — 0.1%
Whirlpool Corp.	2,642	385,758

Applications Software — 1.9%
Citrix Systems, Inc.†	6,246	354,648
Intuit, Inc.	9,898	706,816
Microsoft Corp.	252,690	8,932,592
Red Hat, Inc.†	6,311	273,077
Salesforce.com, Inc.†	18,278	975,314

		11,242,447

Athletic Footwear — 0.3%
NIKE, Inc., Class B	24,931	1,888,773

Audio/Video Products — 0.0%
Harman International Industries, Inc.	2,269	183,834

Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.	131,330	2,247,057
General Motors Co.†	31,376	1,159,343

		3,406,400

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	11,800	656,080

Auto/Truck Parts & Equipment-Original — 0.3%
BorgWarner, Inc.	3,816	393,544
Delphi Automotive PLC	9,410	538,252
Johnson Controls, Inc.	22,807	1,052,543

		1,984,339

Banks-Commercial — 0.3%
BB&T Corp.	23,464	797,072
M&T Bank Corp.	4,335	487,818
Regions Financial Corp.	46,531	448,093
Zions Bancorporation	6,151	174,504

		1,907,487

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	38,352	1,219,594
Northern Trust Corp.	7,525	424,560
State Street Corp.	14,867	1,041,731

		2,685,885

Banks-Super Regional — 2.3%
Capital One Financial Corp.	19,513	1,339,958
Comerica, Inc.	6,166	266,988
Fifth Third Bancorp	29,568	562,679
Huntington Bancshares, Inc.	27,657	243,382
KeyCorp	30,380	380,661
PNC Financial Services Group, Inc.	17,718	1,302,804
SunTrust Banks, Inc.	17,966	604,376
US Bancorp	61,313	2,290,654
Wells Fargo & Co.	161,073	6,876,206

		13,867,708

Beverages-Non-alcoholic — 1.7%
Coca-Cola Co.	127,091	5,028,991
Coca-Cola Enterprises, Inc.	8,288	345,858
Dr Pepper Snapple Group, Inc.	6,786	321,317
Monster Beverage Corp.†	4,520	258,680
PepsiCo, Inc.	51,410	4,323,067

		10,277,913

Beverages-Wine/Spirits — 0.2%
Beam, Inc.	5,398	363,285
Brown-Forman Corp., Class B	5,417	395,333
Constellation Brands, Inc., Class A†	5,528	360,978

		1,119,596

Brewery — 0.0%
Molson Coors Brewing Co., Class B	5,259	283,986

Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class A†	7,696	684,328
Scripps Networks Interactive, Inc., Class A	3,647	293,584

		977,912

Building Products-Cement — 0.0%
Vulcan Materials Co.	4,332	231,979

Building Products-Wood — 0.0%
Masco Corp.	11,899	251,426

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	9,470	179,457
Lennar Corp., Class A	5,533	196,698
PulteGroup, Inc.	11,651	205,640

		581,795

Cable/Satellite TV — 1.1%
Cablevision Systems Corp., Class A	7,131	110,887
Comcast Corp., Class A	87,187	4,148,357
DIRECTV†	17,020	1,063,580
Time Warner Cable, Inc.	9,527	1,144,669

		6,467,493

Casino Hotels — 0.1%
Wynn Resorts, Ltd.	2,696	448,210

Casino Services — 0.0%
International Game Technology	8,694	163,447

Chemicals-Diversified — 1.0%
Dow Chemical Co.	40,343	1,592,338
E.I. du Pont de Nemours & Co.	30,783	1,883,920
FMC Corp.	4,546	330,767
LyondellBasell Industries NV, Class A	14,935	1,114,151
PPG Industries, Inc.	4,764	869,811

		5,790,987

Chemicals-Specialty — 0.3%
Eastman Chemical Co.	5,142	405,138
Ecolab, Inc.	9,042	958,452
International Flavors & Fragrances, Inc.	2,725	225,221
Sigma-Aldrich Corp.	4,008	346,412

		1,935,223

Coal — 0.1%
CONSOL Energy, Inc.	7,629	278,458
Peabody Energy Corp.	8,995	175,223

		453,681

Coatings/Paint — 0.1%
Sherwin-Williams Co.	2,910	547,080

Commercial Services — 0.1%
Cintas Corp.	3,425	184,162
Iron Mountain, Inc.	5,670	150,482
Quanta Services, Inc.†	7,125	215,246

		549,890

Commercial Services-Finance — 1.0%
Automatic Data Processing, Inc.	16,095	1,206,642
Equifax, Inc.	4,043	261,461
H&R Block, Inc.	9,129	259,629
MasterCard, Inc., Class A	3,458	2,479,732
McGraw Hill Financial, Inc.	9,174	639,244
Moody’s Corp.	6,465	456,817
Total System Services, Inc.	5,557	165,765
Western Union Co.	18,399	313,151

		5,782,441

Computer Aided Design — 0.1%
Autodesk, Inc.†	7,434	296,691

Computer Services — 1.5%
Accenture PLC, Class A	21,496	1,579,956
Cognizant Technology Solutions Corp., Class A†	10,046	873,299
Computer Sciences Corp.	4,923	242,507
International Business Machines Corp.	34,325	6,151,383

		8,847,145

Computer Software — 0.0%
Akamai Technologies, Inc.†	5,939	265,711

Computers — 2.9%
Apple, Inc.	30,285	15,819,370
Hewlett-Packard Co.	64,065	1,561,264

		17,380,634

Computers-Integrated Systems — 0.0%
Teradata Corp.†	5,437	239,609

Computers-Memory Devices — 0.6%
EMC Corp.	69,366	1,669,640
NetApp, Inc.	11,337	439,989
SanDisk Corp.	8,013	556,903
Seagate Technology PLC	10,804	525,939
Western Digital Corp.	7,031	489,568

		3,682,039

Consumer Products-Misc. — 0.3%
Clorox Co.	4,348	392,146
Kimberly-Clark Corp.	12,769	1,379,052

		1,771,198

Containers-Metal/Glass — 0.1%
Ball Corp.	4,837	236,481
Owens-Illinois, Inc.†	5,479	174,177

		410,658

Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	3,431	136,897
Sealed Air Corp.	6,530	197,075

		333,972

Cosmetics & Toiletries — 1.7%
Avon Products, Inc.	14,456	252,980
Colgate-Palmolive Co.	29,378	1,901,638
Estee Lauder Cos., Inc., Class A	8,523	604,792
Procter & Gamble Co.	91,297	7,372,233

		10,131,643

Cruise Lines — 0.1%
Carnival Corp.	14,593	505,647

Data Processing/Management — 0.3%
Dun & Bradstreet Corp.	1,293	140,665
Fidelity National Information Services, Inc.	9,737	474,679
Fiserv, Inc.†	4,337	454,214
Paychex, Inc.	10,845	458,310

		1,527,868

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	4,743	223,396
Patterson Cos., Inc.	2,773	117,880

		341,276

Diagnostic Equipment — 0.1%
Life Technologies Corp.†	5,756	433,484

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	5,882	330,627

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	2,639	359,485

Distribution/Wholesale — 0.3%
Fastenal Co.	9,104	453,379
Fossil Group, Inc.†	1,675	212,625
Genuine Parts Co.	5,162	406,920
WW Grainger, Inc.	2,062	554,616

		1,627,540

Diversified Banking Institutions — 3.4%
Bank of America Corp.	358,126	4,999,439

Citigroup, Inc.	101,374	4,945,023
Goldman Sachs Group, Inc.	13,923	2,239,654
JPMorgan Chase & Co.	125,481	6,467,291
Morgan Stanley	46,355	1,331,779

		19,983,186

Diversified Manufacturing Operations — 3.0%
3M Co.	21,644	2,723,897
Danaher Corp.	19,941	1,437,547
Dover Corp.	5,689	522,193
Eaton Corp. PLC	15,798	1,114,707
General Electric Co.	339,480	8,874,007
Illinois Tool Works, Inc.	13,736	1,082,259
Ingersoll-Rand PLC	9,022	609,256
Leggett & Platt, Inc.	4,734	140,789
Parker Hannifin Corp.	4,973	580,449
Pentair, Ltd.	6,639	445,411
Textron, Inc.	9,351	269,215

		17,799,730

Diversified Operations — 0.1%
Leucadia National Corp.	10,448	296,096

E-Commerce/Products — 1.1%
Amazon.com, Inc.†	12,337	4,491,038
eBay, Inc.†	38,838	2,047,151

		6,538,189

E-Commerce/Services — 0.5%
Expedia, Inc.	3,581	210,849
Netflix, Inc.†	1,964	633,351
priceline.com, Inc.†	1,717	1,809,426
TripAdvisor, Inc.†	3,718	307,516

		2,961,142

Electric Products-Misc. — 0.4%
AMETEK, Inc.	8,141	389,384
Emerson Electric Co.	23,819	1,595,158
Molex, Inc.	4,573	176,518

		2,161,060

Electric-Generation — 0.0%
AES Corp.	20,518	289,099

Electric-Integrated — 2.3%
Ameren Corp.	8,088	292,624
American Electric Power Co., Inc.	16,227	760,073
CMS Energy Corp.	8,863	243,378
Consolidated Edison, Inc.	9,763	568,402
Dominion Resources, Inc.	19,302	1,230,502
DTE Energy Co.	5,832	403,224
Duke Energy Corp.	23,532	1,687,950
Edison International	10,861	532,515
Entergy Corp.	5,943	384,631
Exelon Corp.	28,554	814,931
FirstEnergy Corp.	13,941	527,946
Integrys Energy Group, Inc.	2,653	155,678
NextEra Energy, Inc.	14,156	1,199,721
Northeast Utilities	10,492	450,002
Pepco Holdings, Inc.	8,304	160,101
PG&E Corp.	14,845	621,263
Pinnacle West Capital Corp.	3,667	205,462
PPL Corp.	21,058	645,007
Public Service Enterprise Group, Inc.	16,863	564,910
SCANA Corp.	4,666	217,576
Southern Co.	29,132	1,191,790
TECO Energy, Inc.	6,809	116,910
Wisconsin Energy Corp.	7,589	319,573
Xcel Energy, Inc.	16,587	478,701

		13,772,870

Electronic Components-Misc. — 0.2%
Garmin, Ltd.	4,102	191,768
Jabil Circuit, Inc.	6,148	128,247
TE Connectivity, Ltd.	13,785	709,790

		1,029,805

Electronic Components-Semiconductors — 1.4%
Altera Corp.	10,650	357,840
Broadcom Corp., Class A	18,336	489,938
First Solar, Inc.†	2,311	116,174
Intel Corp.	166,077	4,057,261
LSI Corp.	18,237	154,650
Microchip Technology, Inc.	6,577	282,548
Micron Technology, Inc.†	34,618	612,046
NVIDIA Corp.	19,288	292,792
Texas Instruments, Inc.	36,708	1,544,673
Xilinx, Inc.	8,877	403,193

		8,311,115

Electronic Connectors — 0.1%
Amphenol Corp., Class A	5,306	426,019

Electronic Forms — 0.1%
Adobe Systems, Inc.†	15,571	843,948

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	11,027	559,731
FLIR Systems, Inc.	4,736	134,881

		694,612

Electronic Security Devices — 0.1%
Tyco International, Ltd.	15,411	563,272

Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	2,986	299,944

Engineering/R&D Services — 0.1%
Fluor Corp.	5,435	403,386
Jacobs Engineering Group, Inc.†	4,382	266,513

		669,899

Engines-Internal Combustion — 0.1%
Cummins, Inc.	5,804	737,224

Enterprise Software/Service — 0.7%
CA, Inc.	10,936	347,327
Oracle Corp.	118,864	3,981,944

		4,329,271

Entertainment Software — 0.0%
Electronic Arts, Inc.†	10,221	268,301

Filtration/Separation Products — 0.1%
Pall Corp.	3,728	300,179

Finance-Consumer Loans — 0.1%
SLM Corp.	14,541	368,905

Finance-Credit Card — 1.1%
American Express Co.	30,929	2,529,992
Discover Financial Services	16,127	836,669
Visa, Inc., Class A	17,208	3,384,297

		6,750,958

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	38,550	873,157
E*TRADE Financial Corp.†	9,569	161,812

		1,034,969

Finance-Other Services — 0.3%
CME Group, Inc.	10,475	777,350
IntercontinentalExchange, Inc.†	2,428	467,948
NASDAQ OMX Group, Inc.	3,849	136,370
NYSE Euronext	8,100	356,562

		1,738,230

Food-Confectionery — 0.1%
Hershey Co.	4,985	494,711
J.M. Smucker Co.	3,504	389,680

		884,391

Food-Meat Products — 0.1%
Hormel Foods Corp.	4,487	195,005
Tyson Foods, Inc., Class A	9,275	256,639

		451,644

Food-Misc./Diversified — 1.0%
Campbell Soup Co.	5,950	253,292
ConAgra Foods, Inc.	14,070	447,567
General Mills, Inc.	21,394	1,078,685
Kellogg Co.	8,578	542,558
Kraft Foods Group, Inc.	19,853	1,079,606
McCormick & Co., Inc.	4,400	304,260
Mondelez International, Inc., Class A	59,359	1,996,837

		5,702,805

Food-Retail — 0.3%
Kroger Co.	17,276	740,104
Safeway, Inc.	8,044	280,736
Whole Foods Market, Inc.	12,418	783,948

		1,804,788

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	19,613	634,284

Gas-Distribution — 0.3%
AGL Resources, Inc.	3,953	189,191
CenterPoint Energy, Inc.	14,288	351,485
NiSource, Inc.	10,420	328,438
Sempra Energy	7,572	690,112

		1,559,226

Gold Mining — 0.1%
Newmont Mining Corp.	16,590	452,243

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	2,863	332,681

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	9,601	284,478

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	7,580	341,706
Starwood Hotels & Resorts Worldwide, Inc.	6,498	478,383
Wyndham Worldwide Corp.	4,432	294,285

		1,114,374

Human Resources — 0.0%
Robert Half International, Inc.	4,628	178,317

Independent Power Producers — 0.1%
NRG Energy, Inc.	10,765	307,125

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	4,623	510,425

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	6,989	761,871
Airgas, Inc.	2,205	240,499
Praxair, Inc.	9,829	1,225,775

		2,228,145

Instruments-Controls — 0.4%
Honeywell International, Inc.	26,163	2,269,117

Instruments-Scientific — 0.3%
PerkinElmer, Inc.	3,734	142,041
Thermo Fisher Scientific, Inc.	12,018	1,175,120
Waters Corp.†	2,841	286,714

		1,603,875

Insurance Brokers — 0.3%
Aon PLC	10,249	810,593
Marsh & McLennan Cos., Inc.	18,321	839,102

		1,649,695

Insurance-Life/Health — 0.6%
Aflac, Inc.	15,504	1,007,450
Lincoln National Corp.	8,817	400,380
Principal Financial Group, Inc.	9,125	433,073
Prudential Financial, Inc.	15,501	1,261,626
Torchmark Corp.	3,053	222,442
Unum Group	8,787	278,899

		3,603,870

Insurance-Multi-line — 1.4%
ACE, Ltd.	11,338	1,082,099
Allstate Corp.	15,449	819,724
American International Group, Inc.(1)	49,215	2,541,955
Assurant, Inc.	2,499	146,142
Cincinnati Financial Corp.	4,910	245,500
Genworth Financial, Inc., Class A†	16,459	239,149
Hartford Financial Services Group, Inc.	15,169	511,195
Loews Corp.	10,200	492,762
MetLife, Inc.	37,330	1,766,082
XL Group PLC	9,540	291,638

		8,136,246

Insurance-Property/Casualty — 0.4%
Chubb Corp.	8,518	784,337
Progressive Corp.	18,438	478,835
Travelers Cos., Inc.	12,450	1,074,435

		2,337,607

Insurance-Reinsurance — 1.2%
Berkshire Hathaway, Inc., Class B†	60,001	6,904,915

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	2,610	212,741

Internet Security — 0.1%
Symantec Corp.	23,289	529,592
VeriSign, Inc.†	4,499	244,206

		773,798

Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	6,595	663,061
BlackRock, Inc.	4,198	1,262,800
Franklin Resources, Inc.	13,552	729,911
Invesco, Ltd.	14,761	498,184
Legg Mason, Inc.	3,619	139,223
T. Rowe Price Group, Inc.	8,672	671,300

		3,964,479

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	21,208	1,767,899
Joy Global, Inc.	3,543	201,065

		1,968,964

Machinery-Farming — 0.2%
Deere & Co.	12,762	1,044,442

Machinery-General Industrial — 0.1%
Roper Industries, Inc.	3,306	419,234

Machinery-Pumps — 0.1%
Flowserve Corp.	4,687	325,606
Xylem, Inc.	6,177	213,106

		538,712

Medical Information Systems — 0.1%
Cerner Corp.†	9,836	551,111

Medical Instruments — 0.6%
Boston Scientific Corp.†	44,765	523,303
Edwards Lifesciences Corp.†	3,743	244,006
Intuitive Surgical, Inc.†	1,324	491,866
Medtronic, Inc.	33,251	1,908,607
St Jude Medical, Inc.	9,574	549,452

		3,717,234

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	3,004	303,104
Quest Diagnostics, Inc.	5,063	303,324

		606,428

Medical Products — 0.8%
Baxter International, Inc.	18,094	1,191,852
Becton Dickinson and Co.	6,474	680,612
CareFusion Corp.†	7,146	277,050
Covidien PLC	15,334	983,063
Hospira, Inc.†	5,522	223,751
Stryker Corp.	9,832	726,192
Varian Medical Systems, Inc.†	3,589	260,490
Zimmer Holdings, Inc.	5,652	494,380

		4,837,390

Medical-Biomedical/Gene — 2.1%
Alexion Pharmaceuticals, Inc.†	6,519	801,511
Amgen, Inc.	25,113	2,913,108
Biogen Idec, Inc.†	7,923	1,934,717
Celgene Corp.†	13,710	2,035,798
Gilead Sciences, Inc.†	51,024	3,622,194
Regeneron Pharmaceuticals, Inc.†	2,601	748,047
Vertex Pharmaceuticals, Inc.†	7,761	553,670

		12,609,045

Medical-Drugs — 5.2%
Abbott Laboratories	51,807	1,893,546
AbbVie, Inc.	52,851	2,560,631
Allergan, Inc.	9,894	896,495
Bristol-Myers Squibb Co.	54,881	2,882,350
Eli Lilly & Co.	33,050	1,646,551
Forest Laboratories, Inc.†	7,875	370,361
Johnson & Johnson	93,941	8,699,876
Merck & Co., Inc.	97,552	4,398,620
Pfizer, Inc.	220,690	6,770,769
Zoetis, Inc.	16,668	527,709

		30,646,908

Medical-Generic Drugs — 0.3%
Actavis PLC†	5,778	893,163
Mylan, Inc.†	12,728	482,010
Perrigo Co.	3,137	432,561

		1,807,734

Medical-HMO — 0.9%
Aetna, Inc.	12,404	777,731
Cigna Corp.	9,429	725,844
Humana, Inc.	5,216	480,654
UnitedHealth Group, Inc.	33,892	2,313,468
WellPoint, Inc.	9,966	845,117

		5,142,814

Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	3,387	159,833

Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	7,700	503,041
Cardinal Health, Inc.	11,316	663,797
McKesson Corp.	7,621	1,191,467

		2,358,305

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	4,851	1,229,486

Metal-Aluminum — 0.1%
Alcoa, Inc.	35,654	330,513

Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	34,598	1,271,822

Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	5,105	131,096

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	7,436	476,201

Multimedia — 1.6%
Time Warner, Inc.	30,669	2,108,187
Twenty-First Century Fox, Inc., Class A	66,210	2,256,437
Viacom, Inc., Class B	14,468	1,205,040
Walt Disney Co.	55,383	3,798,720

		9,368,384

Networking Products — 0.7%
Cisco Systems, Inc.	178,729	4,021,402

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	9,051	302,937
Waste Management, Inc.	14,533	632,767

		935,704

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	6,728	143,575
Xerox Corp.	38,622	383,903

		527,478

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	3,270	154,082

Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.	2,317	143,492
Ensco PLC, Class A	7,786	448,863
Helmerich & Payne, Inc.	3,550	275,303
Nabors Industries, Ltd.	8,655	151,289
Noble Corp.	8,446	318,414
Rowan Cos. PLC, Class A†	4,141	149,407
Transocean, Ltd.	11,294	531,609

		2,018,377

Oil Companies-Exploration & Production — 2.6%
Anadarko Petroleum Corp.	16,758	1,596,870
Apache Corp.	13,462	1,195,426
Cabot Oil & Gas Corp.	14,025	495,363
Chesapeake Energy Corp.	16,889	472,216
ConocoPhillips	40,769	2,988,368
Denbury Resources, Inc.†	12,431	236,065
Devon Energy Corp.	12,722	804,285
EOG Resources, Inc.	9,081	1,620,050
EQT Corp.	5,020	429,762
Newfield Exploration Co.†	4,523	137,725
Noble Energy, Inc.	11,972	897,062
Occidental Petroleum Corp.	26,860	2,580,709
Pioneer Natural Resources Co.	4,619	945,879
QEP Resources, Inc.	5,977	197,600
Range Resources Corp.	5,447	412,392
Southwestern Energy Co.†	11,718	436,144
WPX Energy, Inc.†	6,687	148,050

		15,593,966

Oil Companies-Integrated — 4.1%
Chevron Corp.	64,405	7,726,024
Exxon Mobil Corp.	146,730	13,149,942
Hess Corp.	9,616	780,819
Marathon Oil Corp.	23,657	834,146
Murphy Oil Corp.	5,857	353,294
Phillips 66	20,369	1,312,375

		24,156,600

Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	8,204	450,072
FMC Technologies, Inc.†	7,897	399,193
National Oilwell Varco, Inc.	14,251	1,156,896

		2,006,161

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp.	10,436	747,844
Tesoro Corp.	4,503	220,152
Valero Energy Corp.	18,073	744,065

		1,712,061

Oil-Field Services — 1.1%
Baker Hughes, Inc.	14,769	857,931
Halliburton Co.	28,188	1,494,810
Schlumberger, Ltd.	44,109	4,133,895

		6,486,636

Paper & Related Products — 0.1%
International Paper Co.	14,866	663,172
MeadWestvaco Corp.	5,918	206,243

		869,415

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	27,142	1,696,918

Pipelines — 0.5%
Kinder Morgan, Inc.	22,445	792,533
ONEOK, Inc.	6,874	388,381
Spectra Energy Corp.	22,313	793,674
Williams Cos., Inc.	22,775	813,295

		2,787,883

Publishing-Newspapers — 0.1%
Gannett Co., Inc.	7,638	211,343
News Corp., Class A†	16,600	292,160
Washington Post Co., Class B	146	93,925

		597,428

Publishing-Periodicals — 0.0%
Nielsen Holdings NV	7,166	282,627

Real Estate Investment Trusts — 1.7%
American Tower Corp.	13,167	1,044,801
Apartment Investment & Management Co., Class A	4,864	136,095
AvalonBay Communities, Inc.	4,055	507,078
Boston Properties, Inc.	5,080	525,780
Equity Residential	11,171	584,914
HCP, Inc.	15,171	629,596
Health Care REIT, Inc.	9,559	619,901
Host Hotels & Resorts, Inc.	25,003	463,806
Kimco Realty Corp.	13,655	293,309
Macerich Co.	4,685	277,399
Plum Creek Timber Co., Inc.	5,836	264,954
Prologis, Inc.	16,621	664,009
Public Storage	4,816	804,128
Simon Property Group, Inc.	10,345	1,598,820
Ventas, Inc.	9,775	637,721
Vornado Realty Trust	5,797	516,281
Weyerhaeuser Co.	19,468	591,827

		10,160,419

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	9,243	214,715

Retail-Apparel/Shoe — 0.4%
Abercrombie & Fitch Co., Class A	2,547	95,461
Coach, Inc.	9,398	476,291
Gap, Inc.	9,195	340,123
L Brands, Inc.	8,118	508,268
PVH Corp.	2,719	338,706
Ross Stores, Inc.	7,223	558,699

Urban Outfitters, Inc.†	3,635	137,694

		2,455,242

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	1,184	514,673
O’Reilly Automotive, Inc.†	3,619	448,068

		962,741

Retail-Automobile — 0.1%
AutoNation, Inc.†	2,144	103,405
CarMax, Inc.†	7,453	350,217

		453,622

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	7,259	561,266

Retail-Building Products — 0.9%
Home Depot, Inc.	47,751	3,719,326
Lowe’s Cos., Inc.	35,062	1,745,386

		5,464,712

Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	3,897	213,634

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	8,994	384,943

Retail-Discount — 1.4%
Costco Wholesale Corp.	14,557	1,717,726
Dollar General Corp.†	9,925	573,466
Dollar Tree, Inc.†	7,434	434,145
Family Dollar Stores, Inc.	3,220	221,794
Target Corp.	21,039	1,363,117
Wal-Mart Stores, Inc.	54,261	4,164,532

		8,474,780

Retail-Drug Store — 0.7%
CVS Caremark Corp.	40,948	2,549,422
Walgreen Co.	28,982	1,716,894

		4,266,316

Retail-Jewelry — 0.0%
Tiffany & Co.	3,668	290,396

Retail-Major Department Stores — 0.3%
J.C. Penney Co., Inc.†	10,153	76,148
Nordstrom, Inc.	4,807	290,679
TJX Cos., Inc.	23,843	1,449,416

		1,816,243

Retail-Office Supplies — 0.1%
Staples, Inc.	22,018	354,930

Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc.	3,464	252,041

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	6,806	386,581
Macy’s, Inc.	12,542	578,311

		964,892

Retail-Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	1,029	542,252
Darden Restaurants, Inc.	4,343	223,795
McDonald’s Corp.	33,324	3,216,432
Starbucks Corp.	25,048	2,030,140
Yum! Brands, Inc.	14,875	1,005,848

		7,018,467

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	8,200	172,036

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	15,847	142,306
People’s United Financial, Inc.	10,704	154,459

		296,765

Security Services — 0.0%
ADT Corp.	6,667	289,148

Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	10,357	510,600
Linear Technology Corp.	7,774	319,822
QUALCOMM, Inc.	57,184	3,972,573

		4,802,995

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	40,097	715,732
KLA-Tencor Corp.	5,525	362,440
Lam Research Corp.†	5,439	294,957
Teradyne, Inc.†	6,382	111,621

		1,484,750

Steel-Producers — 0.1%
Nucor Corp.	10,607	549,124
United States Steel Corp.	4,822	120,020

		669,144

Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	3,599	119,127

Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	48,683	831,992
JDS Uniphase Corp.†	7,918	103,647

		935,639

Telecommunication Equipment — 0.1%
Harris Corp.	3,565	220,887
Juniper Networks, Inc.†	16,896	314,942

		535,829

Telephone-Integrated — 2.1%
AT&T, Inc.	177,044	6,408,993
CenturyLink, Inc.	20,024	678,012
Frontier Communications Corp.	33,326	146,968
Verizon Communications, Inc.	95,394	4,818,351
Windstream Holdings, Inc.	19,762	168,965

		12,221,289

Television — 0.2%
CBS Corp., Class B	18,750	1,108,875

Tobacco — 1.4%
Altria Group, Inc.	66,818	2,487,634
Lorillard, Inc.	12,465	635,840
Philip Morris International, Inc.	53,955	4,808,469

Reynolds American, Inc.	10,553	542,108

		8,474,051

Tools-Hand Held — 0.1%
Snap-on, Inc.	1,939	201,792
Stanley Black & Decker, Inc.	5,336	422,024

		623,816

Toys — 0.1%
Hasbro, Inc.	3,849	198,801
Mattel, Inc.	11,486	509,634

		708,435

Transport-Rail — 0.8%
CSX Corp.	33,963	885,076
Kansas City Southern	3,674	446,464
Norfolk Southern Corp.	10,399	894,522
Union Pacific Corp.	15,462	2,340,947

		4,567,009

Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	5,314	317,458
Expeditors International of Washington, Inc.	6,880	311,595
FedEx Corp.	9,906	1,297,686
Ryder System, Inc.	1,744	114,808
United Parcel Service, Inc., Class B	24,084	2,366,012

		4,407,559

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	6,747	550,960

Web Portals/ISP — 1.8%
Google, Inc., Class A†	9,325	9,610,158
Yahoo!, Inc.†	31,632	1,041,642

		10,651,800

Wireless Equipment — 0.2%
Crown Castle International Corp.†	10,973	834,167
Motorola Solutions, Inc.	7,888	493,158

		1,327,325

Total Common Stocks (cost $451,460,027)		520,776,649

EXCHANGE-TRADED FUNDS — 9.2%
iShares Core S&P 500 ETF	148,672	26,270,343
SPDR S&P 500 ETF Trust, Series 1	160,100	28,134,373

Total Exchange-Traded Funds (cost $52,694,101)		54,404,716

Total Long-Term Investment Securities (cost $504,154,128)		575,181,365

SHORT-TERM INVESTMENT SECURITIES — 0.9%
U.S. Government Treasuries — 0.9%
United States Treasury Bills 0.01% due 11/21/2013	$4,000,000	3,999,956
0.01% due 12/12/2013(2)	1,215,000	1,214,979

Total Short-Term Investment Securities (cost $5,214,935)		5,214,935

REPURCHASE AGREEMENT — 1.4%
State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $8,231,000)	8,231,000	8,231,000

TOTAL INVESTMENTS (cost $517,600,063)(4)	99.7%	588,627,300
Other assets less liabilities	0.3	1,554,246

NET ASSETS	100.0%	$590,181,546

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; See Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2013	Unrealized Appreciation (Depreciation)
155	Long	S&P 500 E-Mini Index	December 2013	$13,523,563	$13,570,250	$46,687

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Medical-Drugs	$30,646,908	$—	$—	$30,646,908
Other Industries*	490,129,741	—	—	490,129,741
Exchange-Traded Funds	54,404,716	—	—	54,404,716
Short-Term Investment Securities:
U.S. Government Treasuries	—	5,214,935	—	5,214,935
Repurchase Agreement	—	8,231,000	—	8,231,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	46,687	—	—	46,687

Total	$575,228,052	$13,445,935	$—	$588,673,987

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.7%
Advertising Agencies — 0.6%
Omnicom Group, Inc.	54,761	$3,729,772

Aerospace/Defense-Equipment — 1.4%
United Technologies Corp.	76,610	8,139,813

Apparel Manufacturers — 1.0%
VF Corp.	26,466	5,690,190

Applications Software — 1.1%
Microsoft Corp.	183,995	6,504,223

Auto-Heavy Duty Trucks — 1.1%
PACCAR, Inc.	118,006	6,561,134

Banks-Commercial — 2.6%
BB&T Corp.	178,332	6,057,938
Cullen/Frost Bankers, Inc.	58,860	4,166,699
M&T Bank Corp.	45,690	5,141,496

		15,366,133

Banks-Fiduciary — 1.1%
Northern Trust Corp.	114,489	6,459,469

Banks-Super Regional — 6.6%
PNC Financial Services Group, Inc.	131,220	9,648,607
US Bancorp	145,015	5,417,760
Wells Fargo & Co.	576,455	24,608,864

		39,675,231

Beverages-Non-alcoholic — 1.0%
Coca-Cola Co.	146,080	5,780,386

Cable/Satellite TV — 1.1%
Comcast Corp., Special Class A	79,170	3,665,571
Time Warner Cable, Inc.	25,903	3,112,245

		6,777,816

Chemicals-Diversified — 1.3%
E.I. du Pont de Nemours & Co.	69,762	4,269,435
PPG Industries, Inc.	19,928	3,638,454

		7,907,889

Commercial Services-Finance — 1.6%
Automatic Data Processing, Inc.	73,860	5,537,284
McGraw Hill Financial, Inc.	60,845	4,239,680

		9,776,964

Computer Services — 0.8%
Accenture PLC, Class A	68,450	5,031,075

Computers — 0.8%
Apple, Inc.	8,771	4,581,532

Consumer Products-Misc. — 0.5%
Tupperware Brands Corp.	31,940	2,863,421

Cosmetics & Toiletries — 1.6%
Procter & Gamble Co.	119,535	9,652,451

Data Processing/Management — 0.9%
Fidelity National Information Services, Inc.	104,000	5,070,000

Distribution/Wholesale — 0.9%
Genuine Parts Co.	71,325	5,622,550

Diversified Manufacturing Operations — 2.0%
3M Co.	43,930	5,528,590
Illinois Tool Works, Inc.	81,440	6,416,658

		11,945,248

Electric Products-Misc. — 1.3%
Emerson Electric Co.	56,067	3,754,807
Molex, Inc.	98,305	3,794,573

		7,549,380

Electric-Integrated — 4.8%
CMS Energy Corp.	142,035	3,900,281
DTE Energy Co.	40,690	2,813,307
Edison International	157,400	7,717,322
NextEra Energy, Inc.	80,317	6,806,866
Xcel Energy, Inc.	258,719	7,466,630

		28,704,406

Electronic Components-Semiconductors — 1.7%
Texas Instruments, Inc.	115,010	4,839,621
Xilinx, Inc.	120,849	5,488,961

		10,328,582

Finance-Other Services — 1.4%
CME Group, Inc.	111,599	8,281,762

Food-Confectionery — 1.2%
Hershey Co.	45,601	4,525,443
J.M. Smucker Co.	23,820	2,649,022

		7,174,465

Food-Misc./Diversified — 1.2%
Mondelez International, Inc., Class A	213,994	7,198,758

Gas-Distribution — 2.4%
NiSource, Inc.	196,869	6,205,311
Sempra Energy	91,191	8,311,148

		14,516,459

Industrial Gases — 1.2%
Air Products & Chemicals, Inc.	65,700	7,161,957

Instruments-Controls — 1.2%
Honeywell International, Inc.	79,270	6,875,087

Insurance Brokers — 1.0%
Arthur J. Gallagher & Co.	120,645	5,724,605

Insurance-Life/Health — 1.3%
Prudential Financial, Inc.	92,985	7,568,049

Insurance-Multi-line — 2.8%
Cincinnati Financial Corp.	77,840	3,892,000
Hartford Financial Services Group, Inc.	202,648	6,829,238
MetLife, Inc.	123,940	5,863,601

		16,584,839

Insurance-Property/Casualty — 1.7%
Travelers Cos., Inc.	120,293	10,381,286

Insurance-Reinsurance — 0.9%
Validus Holdings, Ltd.	140,380	5,542,202

Investment Management/Advisor Services — 2.8%
Ameriprise Financial, Inc.	49,275	4,954,108
BlackRock, Inc.	19,460	5,853,763
T. Rowe Price Group, Inc.	77,537	6,002,139

		16,810,010

Medical Products — 1.9%
Baxter International, Inc.	76,030	5,008,096
Becton Dickinson and Co.	61,291	6,443,523

		11,451,619

Medical-Drugs — 11.0%
AbbVie, Inc.	110,900	5,373,105
Bristol-Myers Squibb Co.	178,006	9,348,875
Johnson & Johnson	224,070	20,751,123
Merck & Co., Inc.	293,395	13,229,180
Pfizer, Inc.	551,270	16,912,964

		65,615,247

Multimedia — 1.6%
Time Warner, Inc.	140,410	9,651,783

Oil Companies-Exploration & Production — 5.1%
ConocoPhillips	215,620	15,804,946
Occidental Petroleum Corp.	152,452	14,647,588

		30,452,534

Oil Companies-Integrated — 4.4%
Chevron Corp.	106,984	12,833,800
Exxon Mobil Corp.	152,064	13,627,976

		26,461,776

Oil Refining & Marketing — 0.6%
Marathon Petroleum Corp.	52,710	3,777,199

Pipelines — 0.9%
Kinder Morgan, Inc.	73,612	2,599,240
Williams Cos., Inc.	76,272	2,723,673

		5,322,913

Real Estate Investment Trusts — 0.5%
Alexandria Real Estate Equities, Inc.	42,060	2,766,707

Retail-Apparel/Shoe — 0.9%
L Brands, Inc.	90,436	5,662,198

Retail-Building Products — 1.3%
Home Depot, Inc.	98,350	7,660,482

Retail-Jewelry — 0.3%
Tiffany & Co.	25,371	2,008,622

Retail-Mail Order — 1.0%
Williams-Sonoma, Inc.	113,052	5,928,447

Retail-Major Department Stores — 0.7%
Nordstrom, Inc.	70,860	4,284,904

Retail-Regional Department Stores — 0.3%
Macy’s, Inc.	38,310	1,766,474

Retail-Restaurants — 2.7%
Brinker International, Inc.	76,811	3,411,945
Dunkin’ Brands Group, Inc.	65,904	3,142,303
McDonald’s Corp.	29,743	2,870,794
Yum! Brands, Inc.	98,615	6,668,346

		16,093,388

Semiconductor Components-Integrated Circuits — 1.7%
Analog Devices, Inc.	120,356	5,933,551
QUALCOMM, Inc.	58,182	4,041,903

		9,975,454

Semiconductor Equipment — 1.3%
KLA-Tencor Corp.	114,220	7,492,832

Telephone-Integrated — 2.1%
AT&T, Inc.	91,390	3,308,318
Verizon Communications, Inc.	186,340	9,412,033

		12,720,351

Theaters — 0.7%
Cinemark Holdings, Inc.	127,250	4,175,073

Tobacco — 2.5%
Lorillard, Inc.	93,704	4,779,841
Philip Morris International, Inc.	113,165	10,085,265

		14,865,106

Tools-Hand Held — 0.5%
Snap-on, Inc.	27,900	2,903,553

Transport-Rail — 0.7%
Norfolk Southern Corp.	23,340	2,007,707
Union Pacific Corp.	15,900	2,407,260

		4,414,967

Transport-Services — 1.1%
United Parcel Service, Inc., Class B	67,627	6,643,676

Total Long-Term Investment Securities (cost $486,042,872)		589,632,449

SHORT-TERM INVESTMENT SECURITIES — 4.1%
Time Deposits — 4.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 11/01/2013 (cost $24,245,000)	$24,245,000	24,245,000

TOTAL INVESTMENTS (cost $510,287,872) (1)	102.8%	613,877,449
Liabilities in excess of other assets	(2.8)	(16,507,114)

NET ASSETS	100.0%	$597,370,335

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (see Note 1):

	Level 1 -Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks-Super Regional	$39,675,231	$—	$—	$39,675,231
Medical-Drugs	65,615,247	—	—	65,615,247
Oil Companies-Exploration & Production	30,452,534	—	—	30,452,534
Other Industries*	453,889,437	—	—	453,889,437
Short-Term Investment Securities:
Time Deposits	—	24,245,000	—	24,245,000

Total	$589,632,449	$24,245,000	$—	$613,877,449

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.0%
Applications Software — 2.0%
Microsoft Corp.	90,960	$3,215,436

Auto-Cars/Light Trucks — 1.2%
Ford Motor Co.	108,110	1,849,762

Auto/Truck Parts & Equipment-Original — 0.7%
Delphi Automotive PLC	19,420	1,110,824

Banks-Commercial — 2.4%
CIT Group, Inc.	79,870	3,846,539

Building Products-Cement — 2.2%
Vulcan Materials Co.	66,160	3,542,868

Cellular Telecom — 0.7%
America Movil SAB de CV, Series L ADR	50,320	1,077,351

Chemicals-Diversified — 0.2%
PPG Industries, Inc.	1,930	352,379

Commercial Services-Finance — 3.3%
MasterCard, Inc., Class A	1,320	946,572
McGraw Hill Financial, Inc.	60,110	4,188,465

		5,135,037

Computers — 4.4%
Apple, Inc.	13,390	6,994,267

Computers-Memory Devices — 1.4%
Western Digital Corp.	32,670	2,274,812

Consulting Services — 1.7%
Towers Watson & Co., Class A	22,830	2,621,112

Diversified Banking Institutions — 5.9%
Citigroup, Inc.	54,384	2,652,851
JPMorgan Chase & Co.	128,090	6,601,759

		9,254,610

E-Commerce/Products — 2.7%
eBay, Inc.†	81,340	4,287,431

Electric-Integrated — 0.7%
Exelon Corp.	36,260	1,034,860

Electric-Transmission — 0.3%
ITC Holdings Corp.	4,820	484,844

Electronic Parts Distribution — 0.5%
Avnet, Inc.	19,110	758,667

Electronic Security Devices — 2.5%
Tyco International, Ltd.	108,080	3,950,324

Electronics-Military — 0.6%
L-3 Communications Holdings, Inc.	9,220	926,149

Finance-Credit Card — 3.2%
Discover Financial Services	97,710	5,069,195

Finance-Other Services — 0.9%
CME Group, Inc.	18,900	1,402,569

Food-Confectionery — 0.5%
J.M. Smucker Co.	6,800	756,228

Food-Misc./Diversified — 3.9%
Kraft Foods Group, Inc.	38,430	2,089,823
Mondelez International, Inc., Class A	120,940	4,068,422

		6,158,245

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	9,280	1,011,613

Insurance Brokers — 1.7%
Marsh & McLennan Cos., Inc.	56,920	2,606,936

Insurance-Life/Health — 0.7%
Lincoln National Corp.	23,230	1,054,874

Internet Content-Entertainment — 1.3%
Facebook, Inc., Class A†	40,910	2,056,137

Medical Instruments — 1.3%
Intuitive Surgical, Inc.†	5,640	2,095,260

Medical Products — 2.5%
Covidien PLC	62,560	4,010,722

Medical-Biomedical/Gene — 0.9%
Gilead Sciences, Inc.†	20,190	1,433,288

Medical-Drugs — 7.5%
AbbVie, Inc.	34,110	1,652,629
Allergan, Inc.	34,480	3,124,233
Pfizer, Inc.	78,123	2,396,814
Sanofi	15,480	1,650,750
Zoetis, Inc.	92,389	2,925,036

		11,749,462

Medical-Generic Drugs — 1.7%
Actavis PLC†	17,710	2,737,612

Medical-HMO — 1.8%
UnitedHealth Group, Inc.	40,710	2,778,865

Multimedia — 1.9%
Time Warner, Inc.	44,650	3,069,241

Oil Companies-Exploration & Production — 2.3%
Noble Energy, Inc.	47,870	3,586,899

Oil Companies-Integrated — 3.3%
Chevron Corp.	43,150	5,176,274

Oil Field Machinery & Equipment — 3.6%
National Oilwell Varco, Inc.	69,350	5,629,833

Pharmacy Services — 3.1%
Express Scripts Holding Co.†	79,194	4,951,209

Retail-Apparel/Shoe — 0.8%
PVH Corp.	9,690	1,207,083

Retail-Auto Parts — 3.0%
AutoZone, Inc.†	10,990	4,777,243

Retail-Major Department Stores — 1.9%
TJX Cos., Inc.	47,910	2,912,449

Security Services — 0.7%
ADT Corp.	25,155	1,090,972

Semiconductor Components-Integrated Circuits — 1.5%
QUALCOMM, Inc.	34,250	2,379,348

Soap & Cleaning Preparation — 0.9%
Henkel AG & Co. KGaA	15,195	1,404,765

Telecom Equipment-Fiber Optics — 0.6%
Corning, Inc.	53,160	908,504

Telecom Services — 0.8%
Amdocs, Ltd.	33,010	1,269,235

Tobacco — 3.1%
Philip Morris International, Inc.	54,220	4,832,087

Transport-Rail — 4.1%
Canadian National Railway Co.	42,280	4,647,840

CSX Corp.	70,630	1,840,618

		6,488,458

Web Portals/ISP — 3.5%
Google, Inc., Class A†	5,400	5,565,132

Total Common Stocks (cost $127,870,855)		152,887,010

PREFERRED SECURITIES — 0.9%
Soap & Cleaning Preparation — 0.9%
Henkel AG & Co. KGaA (cost $1,168,438)	12,865	1,392,155

Total Long-Term Investment Securities (cost $129,039,293)		154,279,165

REPURCHASE AGREEMENT — 4.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 10/31/2013, to be repurchased 11/01/2013 in the amount of $6,392,000 collateralized by $7,125,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $6,522,011 (cost $6,392,000)	$6,392,000	6,392,000

TOTAL INVESTMENTS (cost $135,431,293)(1)	101.9%	160,671,165
Liabilities in excess of other assets	(1.9)	(3,037,155)

NET ASSETS	100.0%	$157,634,010

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Diversified Banking Institutions	$9,254,610	$—	$—	$9,254,610
Medical Drugs	11,749,462	—	—	11,749,462
Other Industries*	131,882,938	—	—	131,882,938
Preferred Securities	1,392,155	—	—	1,392,155
Repurchase Agreement	—	6,392,000	—	6,392,000

Total	$154,279,165	$6,392,000	$—	$160,671,165

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Davis Venture Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 95.2%
Agricultural Chemicals — 0.7%
Monsanto Co.	82,509	$8,653,544

Applications Software — 0.9%
Microsoft Corp.	349,780	12,364,723

Auto-Heavy Duty Trucks — 1.2%
PACCAR, Inc.	294,160	16,355,296

Banks-Fiduciary — 6.1%
Bank of New York Mellon Corp.	2,575,240	81,892,632

Banks-Super Regional — 6.2%
Wells Fargo & Co.	1,945,549	83,055,487

Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	279,660	11,066,146

Beverages-Wine/Spirits — 0.8%
Diageo PLC ADR	87,540	11,169,229

Brewery — 0.8%
Heineken Holding NV	175,312	11,162,405

Broadcast Services/Program — 0.2%
Grupo Televisa SAB ADR	70,560	2,147,846

Building Products-Cement — 0.8%
Lafarge SA	103,680	7,176,528
Martin Marietta Materials, Inc.	33,830	3,318,385

		10,494,913

Cable/Satellite TV — 1.7%
Liberty Global PLC, Class C†	297,320	22,257,375

Chemicals-Specialty — 1.4%
Ecolab, Inc.	176,110	18,667,660

Commercial Services — 0.6%
Iron Mountain, Inc.	275,206	7,303,967

Commercial Services-Finance — 0.3%
Experian PLC	179,460	3,654,374

Computers — 0.3%
Hewlett-Packard Co.	188,195	4,586,312

Diversified Banking Institutions — 1.1%
Goldman Sachs Group, Inc.	16,490	2,652,581
JPMorgan Chase & Co.	224,476	11,569,493

		14,222,074

Diversified Financial Services — 1.7%
Julius Baer Group, Ltd.	448,000	22,016,113

Diversified Manufacturing Operations — 0.4%
Textron, Inc.	193,900	5,582,381

Diversified Operations — 0.9%
China Merchants Holdings International Co., Ltd.	3,551,256	12,573,453

E-Commerce/Services — 2.3%
Liberty Interactive Corp., Class A†	337,400	9,096,304
Liberty Ventures, Series A†	22,624	2,429,139
Netflix, Inc.†	17,000	5,482,160
priceline.com, Inc.†	13,030	13,731,405

		30,739,008

Electronic Components-Semiconductors — 1.2%
Texas Instruments, Inc.	387,180	16,292,534

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	94,192	4,781,186

Enterprise Software/Service — 0.9%
Oracle Corp.	351,000	11,758,500

Entertainment Software — 0.8%
Activision Blizzard, Inc.	644,700	10,727,808

Finance-Credit Card — 8.5%
American Express Co.	1,260,630	103,119,534
Visa, Inc., Class A	55,380	10,891,585

		114,011,119

Finance-Investment Banker/Broker — 1.2%
Charles Schwab Corp.	719,400	16,294,410

Food-Misc./Diversified — 0.2%
Nestle SA	39,240	2,832,667

Home Decoration Products — 0.2%
Hunter Douglas NV	56,620	2,444,649

Industrial Gases — 2.5%
Air Products & Chemicals, Inc.	208,050	22,679,530
Praxair, Inc.	86,500	10,787,415

		33,466,945

Insurance-Multi-line — 2.8%
ACE, Ltd.	144,020	13,745,269
Loews Corp.	497,430	24,030,843

		37,776,112

Insurance-Property/Casualty — 4.4%
Alleghany Corp.†	45,566	18,473,368
Fairfax Financial Holdings, Ltd. (TSX)	6,820	2,976,166
Fairfax Financial Holdings, Ltd. (OTC)	17,490	7,628,613
Markel Corp.†	4,150	2,198,131
Progressive Corp.	1,070,460	27,799,846

		59,076,124

Insurance-Reinsurance — 5.2%
Berkshire Hathaway, Inc., Class A†	370	64,008,076
Everest Re Group, Ltd.	39,625	6,091,947

		70,100,023

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	76,310	7,672,207

Medical Labs & Testing Services — 1.7%
Laboratory Corp. of America Holdings†	230,660	23,273,594

Medical-HMO — 2.6%
UnitedHealth Group, Inc.	506,060	34,543,656

Motorcycle/Motor Scooter — 0.4%
Harley-Davidson, Inc.	80,170	5,134,087

Multimedia — 0.7%
Walt Disney Co.	138,630	9,508,632

Oil Companies-Exploration & Production — 5.0%
Canadian Natural Resources, Ltd.	1,098,748	34,885,249
EOG Resources, Inc.	81,100	14,468,240
Occidental Petroleum Corp.	188,262	18,088,213

		67,441,702

Oil-Field Services — 0.7%
Schlumberger, Ltd.	100,460	9,415,111

Pharmacy Services — 2.4%
Express Scripts Holding Co.†	511,140	31,956,473

Real Estate Operations & Development — 1.6%
Brookfield Asset Management, Inc., Class A	269,306	10,659,132
Brookfield Property Partners LP†	13,470	259,432
Hang Lung Group, Ltd.	1,957,000	10,323,913

		21,242,477

Retail-Automobile — 1.2%
CarMax, Inc.†	334,620	15,723,794

Retail-Bedding — 4.1%
Bed Bath & Beyond, Inc.†	711,540	55,016,273

Retail-Discount — 3.5%
Costco Wholesale Corp.	394,692	46,573,656

Retail-Drug Store — 5.3%
CVS Caremark Corp.	1,146,226	71,364,031

Retail-Jewelry — 0.2%
Cie Financiere Richemont SA	31,800	3,261,134

Storage/Warehousing — 0.1%
Wesco Aircraft Holdings, Inc.†	86,990	1,593,657

Tobacco — 0.7%
Philip Morris International, Inc.	99,205	8,841,150

Transport-Services — 1.1%
Kuehne & Nagel International AG	114,000	14,410,977

Web Portals/ISP — 5.8%
Google, Inc., Class A†	75,828	78,146,820

Total Long-Term Investment Securities (cost $763,071,661)		1,274,646,446

SHORT-TERM INVESTMENT SECURITIES — 4.8%
Commercial Paper — 4.8%
Bank of Tokyo-Mitsubishi UFJ 0.11% due 11/07/2013	$12,172,000	12,171,777
Bank of Tokyo-Mitsubishi UFJ 0.12% due 11/01/2013	14,000,000	14,000,000
Bank of Tokyo-Mitsubishi UFJ 0.12% due 11/06/2013	20,000,000	19,999,667
Societe Generale North America 0.08% due 11/01/2013	17,441,000	17,441,000

Total Short-Term Investment Securities (cost $63,612,444)		63,612,444

TOTAL INVESTMENTS (cost $826,684,105) (1)	100.0%	1,338,258,890
Other assets less liabilities	0.0	537,981

NET ASSETS	100.0%	$1,338,796,871

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipts

OTC — Over the Counter U.S.

TSX — Toronto Stock Exchange

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (See Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks-Fiduciary	$81,892,632	$—	$—	$81,892,632
Banks-Super Regional	83,055,487	—	—	83,055,487
Finance-Credit Card	114,011,119	—	—	114,011,119
Insurance-Reinsurance	70,100,023	—	—	70,100,023
Oil Companies-Exploration & Production	67,441,702	—	—	67,441,702
Retail-Drug Store	71,364,031	—	—	71,364,031
Web Portals/ISP	78,146,820	—	—	78,146,820
Other Industries*	708,634,632	—	—	708,634,632
Short-Term Investment Securities:
Commercial Paper	—	63,612,444	—	63,612,444

Total	$1,274,646,446	$63,612,444	$—	$1,338,258,890

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

“Dogs” of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 94.2%
Aerospace/Defense — 6.3%
Lockheed Martin Corp.	44,727	$5,963,898
Raytheon Co.	73,555	6,058,726

		12,022,624

Applications Software — 3.1%
Microsoft Corp.	167,440	5,919,004

Beverages-Non-alcoholic — 6.3%
Coca-Cola Co.	150,263	5,945,907
PepsiCo, Inc.	71,102	5,978,967

		11,924,874

Consumer Products-Misc. — 6.7%
Clorox Co.	68,642	6,190,822
Kimberly-Clark Corp.	59,944	6,473,952

		12,664,774

Cosmetics & Toiletries — 3.2%
Procter & Gamble Co.	74,123	5,985,432

Data Processing/Management — 3.1%
Paychex, Inc.	141,300	5,971,338

Diversified Manufacturing Operations — 3.2%
General Electric Co.	232,278	6,071,747

Electronic Components-Semiconductors — 3.2%
Intel Corp.	246,591	6,024,218

Food-Misc./Diversified — 6.4%
General Mills, Inc.	118,147	5,956,971
Kellogg Co.	96,423	6,098,755

		12,055,726

Food-Wholesale/Distribution — 3.0%
Sysco Corp.	179,052	5,790,542

Industrial Gases — 3.0%
Air Products & Chemicals, Inc.	52,567	5,730,329

Machinery-Construction & Mining — 2.9%
Caterpillar, Inc.	67,040	5,588,454

Medical Products — 3.0%
Baxter International, Inc.	87,226	5,745,577

Medical-Drugs — 9.1%
Johnson & Johnson	64,730	5,994,646
Merck & Co., Inc.	116,223	5,240,495
Pfizer, Inc.	194,837	5,977,599

		17,212,740

Oil Companies-Integrated — 6.0%
Chevron Corp.	46,739	5,606,811
Exxon Mobil Corp.	65,573	5,876,652

		11,483,463

Retail-Discount — 3.0%
Target Corp.	88,508	5,734,433

Retail-Restaurants — 6.3%
Darden Restaurants, Inc.	121,372	6,254,299
McDonald’s Corp.	59,462	5,739,272

		11,993,571

Telephone-Integrated — 6.4%
AT&T, Inc.	165,805	6,002,141
Verizon Communications, Inc.	120,667	6,094,890

		12,097,031

Tobacco — 3.4%
Lorillard, Inc.	124,808	6,366,456

Toys — 3.3%
Hasbro, Inc.	119,636	6,179,199

Transport-Rail — 3.3%
Norfolk Southern Corp.	72,105	6,202,472

Total Long-Term Investment Securities (cost $153,832,585)		178,764,004

REPURCHASE AGREEMENT — 5.4%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $10,262,000)	$10,262,000	10,262,000

TOTAL INVESTMENTS (cost $164,094,585)(2)	99.6%	189,026,004
Other assets less liabilities	0.4	772,979

NET ASSETS	100.0%	$189,798,983

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Aerospace/Defense	$12,022,624	$—	$—	$12,022,624
Beverages-Non-alcoholic	11,924,874	—	—	11,924,874
Consumer Products-Misc.	12,664,774	—	—	12,664,774
Food-Misc./Diversified	12,055,726	—	—	12,055,726
Medical-Drugs	17,212,740	—	—	17,212,740
Oil Companies-Integrated	11,483,463	—	—	11,483,463
Retail-Restaurants	11,993,571	—	—	11,993,571
Telephone-Integrated	12,097,031	—	—	12,097,031
Other Industries*	77,309,201	—	—	77,309,201
Repurchase Agreement	—	10,262,000	—	10,262,000

Total	$178,764,004	$10,262,000	$—	$189,026,004

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Alliance Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 92.3%
Aerospace/Defense — 3.8%
Boeing Co.	122,555	$15,993,428

Agricultural Chemicals — 1.3%
Monsanto Co.	52,606	5,517,317

Airlines — 1.6%
Copa Holdings SA, Class A	45,980	6,875,849

Apparel Manufacturers — 1.7%
Michael Kors Holdings, Ltd.†	48,020	3,695,139
VF Corp.	16,260	3,495,900

		7,191,039

Applications Software — 0.9%
Citrix Systems, Inc.†	65,790	3,735,556

Athletic Footwear — 0.3%
NIKE, Inc., Class B	17,317	1,311,936

Beverages-Non-alcoholic — 0.8%
Monster Beverage Corp.†	56,476	3,232,121

Cable/Satellite TV — 1.9%
Comcast Corp., Class A	168,258	8,005,716

Coffee — 0.8%
Green Mountain Coffee Roasters, Inc.†	50,400	3,165,624

Computer Aided Design — 1.8%
ANSYS, Inc.†	85,875	7,509,769

Computer Services — 3.7%
Cognizant Technology Solutions Corp., Class A†	179,420	15,596,981

Computers — 4.4%
Apple, Inc.	34,970	18,266,579

Consulting Services — 0.5%
Verisk Analytics, Inc., Class A†	31,563	2,162,697

Cosmetics & Toiletries — 0.7%
Estee Lauder Cos., Inc., Class A	41,430	2,939,873

Distribution/Wholesale — 2.3%
LKQ Corp.†	111,340	3,677,560
WW Grainger, Inc.	21,660	5,825,890

		9,503,450

Diversified Manufacturing Operations — 3.3%
Danaher Corp.	138,991	10,019,861
Parker Hannifin Corp.	33,860	3,952,139

		13,972,000

E-Commerce/Products — 3.5%
Amazon.com, Inc.†	20,040	7,295,161
eBay, Inc.†	140,867	7,425,100

		14,720,261

E-Commerce/Services — 2.6%
priceline.com, Inc.†	10,180	10,727,989

Electric Products-Misc. — 0.6%
AMETEK, Inc.	50,512	2,415,989

Electronic Connectors — 1.4%
Amphenol Corp., Class A	72,230	5,799,347

Finance-Credit Card — 3.2%
Visa, Inc., Class A	67,360	13,247,691

Finance-Other Services — 3.0%
IntercontinentalExchange, Inc.†	66,256	12,769,519

Food-Confectionery — 1.6%
Hershey Co.	68,570	6,804,887

Instruments-Controls — 1.4%
Mettler-Toledo International, Inc.†	13,253	3,279,587
Sensata Technologies Holding NV†	71,160	2,677,751

		5,957,338

Insurance Brokers — 0.3%
Brown & Brown, Inc.	44,060	1,406,836

Internet Content-Entertainment — 1.6%
Facebook, Inc., Class A†	136,620	6,866,521

Internet Content-Information/News — 0.8%
LinkedIn Corp., Class A†	15,080	3,372,944

Investment Management/Advisor Services — 1.7%
Affiliated Managers Group, Inc.†	19,750	3,899,440
BlackRock, Inc.	10,720	3,224,683

		7,124,123

Machinery-Pumps — 0.6%
Flowserve Corp.	38,781	2,694,116

Medical Instruments — 1.7%
Intuitive Surgical, Inc.†	19,320	7,177,380

Medical-Biomedical/Gene — 7.6%
Biogen Idec, Inc.†	53,386	13,036,327
Celgene Corp.†	48,900	7,261,161
Gilead Sciences, Inc.†	101,000	7,169,990
Illumina, Inc.†	46,313	4,330,729

		31,798,207

Medical-Drugs — 2.7%
Allergan, Inc.	97,116	8,799,681
Quintiles Transnational Holdings, Inc.†	64,840	2,722,631

		11,522,312

Medical-HMO — 2.4%
UnitedHealth Group, Inc.	150,418	10,267,533

Medical-Wholesale Drug Distribution — 0.9%
McKesson Corp.	23,990	3,750,597

Metal Processors & Fabrication — 1.7%
Precision Castparts Corp.	27,463	6,960,497

Multimedia — 1.9%
Walt Disney Co.	116,339	7,979,692

Oil Companies-Exploration & Production — 1.2%
Noble Energy, Inc.	65,170	4,883,188

Oil-Field Services — 4.2%
Oceaneering International, Inc.	38,287	3,288,087
Schlumberger, Ltd.	153,833	14,417,229

		17,705,316

Recreational Vehicles — 0.9%
Polaris Industries, Inc.	27,330	3,578,864

Retail-Auto Parts — 0.9%
O’Reilly Automotive, Inc.†	30,050	3,720,491

Retail-Discount — 2.2%
Costco Wholesale Corp.	79,010	9,323,180

Retail-Restaurants — 2.5%
Chipotle Mexican Grill, Inc.†	5,780	3,045,887
Starbucks Corp.	90,030	7,296,931

		10,342,818

Semiconductor Components-Integrated Circuits — 0.8%
QUALCOMM, Inc.	45,490	3,160,190

Television — 1.3%
Liberty Media Corp.†	34,350	5,252,459

Tobacco — 1.6%
Philip Morris International, Inc.	74,351	6,626,161

Transport-Services — 1.2%
Expeditors International of Washington, Inc.	110,870	5,021,302

Web Portals/ISP — 4.5%
Google, Inc., Class A†	18,235	18,792,626

Total Long-Term Investment Securities (cost $289,672,756)		386,750,309

SHORT-TERM INVESTMENT SECURITIES — 8.5%
Time Deposits — 8.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 11/01/2013 (cost $35,473,000)	$35,473,000	35,473,000

TOTAL INVESTMENTS (cost $325,145,756)(1)	100.8%	422,223,309
Liabilities in excess of other assets	(0.8)	(3,249,115)

NET ASSETS	100.0%	$418,974,194

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (See Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical-Biomedical/Gene	$31,798,207	$—	$—	$31,798,207
Other Industries*	354,952,102	—	—	354,952,102
Short-Term Investment Securities:
Time Deposits	—	35,473,000	—	35,473,000

Total	$386,750,309	$35,473,000	$—	$422,223,309

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.8%
Aerospace/Defense-Equipment — 1.2%
B/E Aerospace, Inc.†	9,130	$740,991

Airlines — 0.2%
Copa Holdings SA, Class A	820	122,623

Apparel Manufacturers — 0.7%
VF Corp.	2,040	438,600

Applications Software — 1.6%
Salesforce.com, Inc.†	18,300	976,488

Athletic Footwear — 2.0%
NIKE, Inc., Class B	16,600	1,257,616

Banks-Fiduciary — 0.5%
Northern Trust Corp.	5,490	309,746

Beverages-Wine/Spirits — 1.1%
Brown-Forman Corp., Class B	9,295	678,349

Brewery — 1.6%
SABMiller PLC†	19,000	991,318

Building & Construction Products-Misc. — 0.7%
Fortune Brands Home & Security, Inc.	10,370	446,740

Chemicals-Diversified — 1.8%
PPG Industries, Inc.	6,170	1,126,519

Chemicals-Specialty — 0.7%
Ecolab, Inc.	4,330	458,980

Commercial Services-Finance — 2.6%
FleetCor Technologies, Inc.†	2,410	277,993
MasterCard, Inc., Class A	1,900	1,362,490

		1,640,483

Computer Aided Design — 1.5%
Autodesk, Inc.†	23,690	945,468

Computers — 6.5%
Apple, Inc.	7,700	4,022,095

Computers-Integrated Systems — 1.2%
Teradata Corp.†	16,860	743,020

Computers-Memory Devices — 3.2%
EMC Corp.	53,510	1,287,986
Western Digital Corp.	9,830	684,463

		1,972,449

Diversified Banking Institutions — 0.8%
Goldman Sachs Group, Inc.	2,890	464,885

Diversified Manufacturing Operations — 2.7%
Ingersoll-Rand PLC	14,730	994,717
Parker Hannifin Corp.	6,050	706,156

		1,700,873

E-Commerce/Products — 2.4%
Amazon.com, Inc.†	4,155	1,512,545

E-Commerce/Services — 2.2%
priceline.com, Inc.†	580	611,221
TripAdvisor, Inc.†	8,910	736,946

		1,348,167

Electric Products-Misc. — 0.7%
AMETEK, Inc.	8,800	420,904

Electronic Components-Semiconductors — 1.4%
Xilinx, Inc.	19,380	880,240

Finance-Credit Card — 1.6%
Visa, Inc., Class A	5,150	1,012,850

Finance-Investment Banker/Broker — 1.2%
Charles Schwab Corp.	32,270	730,915

Food-Baking — 0.3%
Flowers Foods, Inc.	7,710	195,371

Food-Confectionery — 1.7%
Hershey Co.	3,140	311,614
J.M. Smucker Co.	6,860	762,900

		1,074,514

Instruments-Controls — 1.2%
Honeywell International, Inc.	8,340	723,328

Insurance Brokers — 0.2%
Aon PLC	1,170	92,535

Internet Content-Entertainment — 2.3%
Facebook, Inc., Class A†	28,880	1,451,509

Internet Content-Information/News — 2.0%
LinkedIn Corp., Class A†	5,540	1,239,132

Investment Management/Advisor Services — 1.6%
Ameriprise Financial, Inc.	8,250	829,455
Invesco, Ltd.	5,570	187,987

		1,017,442

Medical Information Systems — 1.1%
Cerner Corp.†	12,290	688,609

Medical Instruments — 1.3%
Medtronic, Inc.	14,320	821,968

Medical Products — 0.6%
Becton Dickinson and Co.	3,500	367,955

Medical-Biomedical/Gene — 10.0%
Amgen, Inc.	6,410	743,560
Biogen Idec, Inc.†	6,650	1,623,864
Celgene Corp.†	7,741	1,149,461
Gilead Sciences, Inc.†	26,500	1,881,235
Vertex Pharmaceuticals, Inc.†	11,200	799,008

		6,197,128

Medical-Drugs — 5.1%
Bristol-Myers Squibb Co.	25,240	1,325,605
Pfizer, Inc.	32,430	994,952
Roche Holding AG	3,072	850,484

		3,171,041

Medical-HMO — 1.5%
UnitedHealth Group, Inc.	13,550	924,923

Metal Processors & Fabrication — 1.8%
Precision Castparts Corp.	4,300	1,089,835

Multimedia — 5.9%
Time Warner, Inc.	8,800	604,912
Twenty-First Century Fox, Inc., Class B	40,670	1,382,780
Walt Disney Co.	24,850	1,704,461

		3,692,153

Networking Products — 1.4%
Cisco Systems, Inc.	37,760	849,600

Oil Companies-Exploration & Production — 3.5%
Antero Resources Corp.†	4,700	265,503

Cabot Oil & Gas Corp.	12,960	457,747
EOG Resources, Inc.	1,370	244,408
Noble Energy, Inc.	7,530	564,223
Pioneer Natural Resources Co.	3,280	671,678

		2,203,559

Oil-Field Services — 2.7%
Halliburton Co.	17,840	946,055
Oceaneering International, Inc.	8,840	759,179

		1,705,234

Real Estate Investment Trusts — 0.1%
American Tower Corp.	790	62,687

Rental Auto/Equipment — 1.2%
United Rentals, Inc.†	11,100	716,949

Retail-Auto Parts — 0.5%
O’Reilly Automotive, Inc.†	2,580	319,430

Retail-Building Products — 1.4%
Home Depot, Inc.	11,460	892,619

Retail-Discount — 1.2%
Costco Wholesale Corp.	6,180	729,240

Retail-Drug Store — 1.6%
CVS Caremark Corp.	16,030	998,028

Retail-Jewelry — 1.1%
Tiffany & Co.	8,500	672,945

Retail-Major Department Stores — 1.8%
TJX Cos., Inc.	18,840	1,145,284

Retail-Restaurants — 0.3%
Chipotle Mexican Grill, Inc.†	310	163,361

Transport-Rail — 0.6%
Kansas City Southern	2,820	342,686

Web Portals/ISP — 4.7%
Google, Inc., Class A†	2,815	2,901,083

Total Long-Term Investment Securities (cost $46,637,969)		61,393,012

REPURCHASE AGREEMENT — 1.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 10/31/2013, to be repurchased 11/01/2013 in the amount of $878,000 collateralized by $980,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $897,063 (cost $878,000)	$878,000	878,000

TOTAL INVESTMENTS (cost $47,515,969)(1)	100.2%	62,271,012
Liabilities in excess of other assets	(0.2)	(124,725)

NET ASSETS	100.0%	$62,146,287

† Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Computers	$4,022,095	$—	$—	$4,022,095
Medical-Biomedical/Gene	6,197,128	—	—	6,197,128
Medical-Drugs	3,171,041	—	—	3,171,041
Multimedia	3,692,153	—	—	3,692,153
Other Industries*	44,310,595	—	—	44,310,595
Repurchase Agreement	—	878,000	—	878,000

Total	$61,393,012	$878,000	$—	$62,271,012

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.4%
Aerospace/Defense-Equipment — 1.8%
United Technologies Corp.	128,670	$13,671,187

Apparel Manufacturers — 1.0%
VF Corp.	37,496	8,061,640

Applications Software — 0.6%
Citrix Systems, Inc.†	83,410	4,736,020

Athletic Footwear — 0.9%
NIKE, Inc., Class B	90,490	6,855,522

Auto-Cars/Light Trucks — 0.4%
Bayerische Motoren Werke AG	24,760	2,808,437

Auto/Truck Parts & Equipment-Original — 0.5%
Delphi Automotive PLC	67,570	3,865,004

Banks-Fiduciary — 0.5%
State Street Corp.	60,630	4,248,344

Banks-Super Regional — 1.9%
Wells Fargo & Co.	333,830	14,251,203

Beverages-Wine/Spirits — 1.7%
Diageo PLC	220,533	7,026,080
Pernod-Ricard SA	51,841	6,229,257

		13,255,337

Brewery — 0.5%
Heineken NV	56,315	3,891,898

Cable/Satellite TV — 1.4%
Comcast Corp., Class A	218,400	10,391,472

Chemicals-Diversified — 0.6%
FMC Corp.	68,720	5,000,067

Chemicals-Specialty — 0.6%
W.R. Grace & Co.†	52,360	4,799,318

Coatings/Paint — 0.5%
Sherwin-Williams Co.	22,045	4,144,460

Commercial Services-Finance — 1.5%
MasterCard, Inc., Class A	15,968	11,450,653

Computer Aided Design — 0.4%
Autodesk, Inc.†	86,390	3,447,825

Computer Services — 2.3%
Accenture PLC, Class A	120,100	8,827,350
Cognizant Technology Solutions Corp., Class A†	100,210	8,711,255

		17,538,605

Computers — 3.9%
Apple, Inc.	35,248	18,411,793
Hewlett-Packard Co.	466,330	11,364,462

		29,776,255

Computers-Memory Devices — 1.9%
EMC Corp.	621,030	14,948,192

Cosmetics & Toiletries — 3.1%
Colgate-Palmolive Co.	109,918	7,114,992
Procter & Gamble Co.	207,970	16,793,578

		23,908,570

Data Processing/Management — 0.9%
Fidelity National Information Services, Inc.	138,050	6,729,938

Distribution/Wholesale — 0.7%
WW Grainger, Inc.	18,736	5,039,422

Diversified Banking Institutions — 5.7%
Bank of America Corp.	525,450	7,335,282
Goldman Sachs Group, Inc.	74,523	11,987,770
JPMorgan Chase & Co.	394,880	20,352,115
Morgan Stanley	138,990	3,993,183

		43,668,350

Diversified Manufacturing Operations — 2.7%
Danaher Corp.	291,590	21,020,723

Electric-Integrated — 2.3%
American Electric Power Co., Inc.	143,570	6,724,819
CMS Energy Corp.	264,650	7,267,289
Wisconsin Energy Corp.	95,560	4,024,031

		18,016,139

Electronic Components-Semiconductors — 2.7%
Altera Corp.	244,210	8,205,456
Microchip Technology, Inc.	295,020	12,674,059

		20,879,515

Engineering/R&D Services — 0.9%
Fluor Corp.	91,490	6,790,388

Enterprise Software/Service — 1.3%
Oracle Corp.	302,670	10,139,445

Finance-Credit Card — 3.6%
American Express Co.	167,060	13,665,508
Visa, Inc., Class A	71,896	14,139,786

		27,805,294

Food-Misc./Diversified — 3.0%
Danone SA	134,905	10,004,591
General Mills, Inc.	65,070	3,280,829
Mondelez International, Inc., Class A	282,230	9,494,217

		22,779,637

Industrial Gases — 1.8%
Linde AG	35,112	6,671,877
Praxair, Inc.	56,160	7,003,714

		13,675,591

Instruments-Controls — 1.7%
Honeywell International, Inc.	150,410	13,045,059

Instruments-Scientific — 1.6%
Thermo Fisher Scientific, Inc.	125,010	12,223,478

Insurance-Multi-line — 1.7%
ACE, Ltd.	139,840	13,346,330

Internet Content-Entertainment — 0.3%
Facebook, Inc., Class A†	40,670	2,044,074

Investment Management/Advisor Services — 2.2%
BlackRock, Inc.	46,003	13,838,163
Franklin Resources, Inc.	54,613	2,941,456

		16,779,619

Medical Instruments — 1.0%
St Jude Medical, Inc.	132,400	7,598,436

Medical Products — 2.3%
Baxter International, Inc.	8,700	573,069
Covidien PLC	192,610	12,348,227
Stryker Corp.	67,320	4,972,255

		17,893,551

Medical-Biomedical/Gene — 1.3%
Celgene Corp.†	29,984	4,452,324
Gilead Sciences, Inc.†	82,540	5,859,515

		10,311,839

Medical-Drugs — 7.4%
Abbott Laboratories	163,970	5,993,104
Bristol-Myers Squibb Co.	105,490	5,540,335
Johnson & Johnson	197,940	18,331,223
Pfizer, Inc.	604,430	18,543,912
Valeant Pharmaceuticals International, Inc.†	78,670	8,316,992

		56,725,566

Metal Processors & Fabrication — 1.7%
Precision Castparts Corp.	50,930	12,908,208

Multimedia — 3.5%
Time Warner, Inc.	64,570	4,438,542
Twenty-First Century Fox, Inc., Class A	233,160	7,946,093
Walt Disney Co.	215,740	14,797,606

		27,182,241

Oil Companies-Exploration & Production — 2.1%
EOG Resources, Inc.	43,797	7,813,385
Occidental Petroleum Corp.	86,800	8,339,744

		16,153,129

Oil Companies-Integrated — 3.4%
Chevron Corp.	91,219	10,942,631
Exxon Mobil Corp.	168,730	15,121,583

		26,064,214

Oil Field Machinery & Equipment — 3.0%
Cameron International Corp.†	128,220	7,034,149
Dresser-Rand Group, Inc.†	137,070	8,329,744
National Oilwell Varco, Inc.	93,470	7,587,895

		22,951,788

Oil-Field Services — 0.8%
Schlumberger, Ltd.	62,480	5,855,626

Real Estate Investment Trusts — 1.5%
American Tower Corp.	144,450	11,462,107

Retail-Discount — 1.3%
Target Corp.	149,330	9,675,091

Retail-Regional Department Stores — 0.9%
Kohl’s Corp.	115,420	6,555,856

Retail-Restaurants — 1.2%
McDonald’s Corp.	92,667	8,944,219

Textile-Apparel — 1.0%
LVMH Moet Hennessy Louis Vuitton SA	40,243	7,747,938

Tobacco — 0.9%
Philip Morris International, Inc.	78,590	7,003,941

Tools-Hand Held — 1.0%
Stanley Black & Decker, Inc.	94,340	7,461,351

Transport-Rail — 1.1%
Canadian National Railway Co.	78,450	8,624,008

Transport-Services — 1.0%
United Parcel Service, Inc., Class B	75,110	7,378,806

Web Portals/ISP — 2.9%
Google, Inc., Class A†	21,527	22,185,296

Total Long-Term Investment Securities (cost $590,717,172)		755,716,222

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Time Deposits — 1.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 11/01/2013 (cost $11,254,000)	$11,254,000	11,254,000

TOTAL INVESTMENTS (cost $601,971,172) (1)	99.9%	766,970,222
Other assets less liabilities	0.1	861,445

NET ASSETS	100.0%	$767,831,667

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Diversified Banking Institutions	$43,668,350	$—	$—	$43,668,350
Medical-Drugs	56,725,566	—	—	56,725,566
Other Industries*	655,322,306	—	—	655,322,306
Short-Term Investment Securities:
Time Deposits	—	11,254,000	—	11,254,000

Total	$755,716,222	$11,254,000	$—	$766,970,222

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 93.6%
Agricultural Chemicals — 1.3%
Monsanto Co.	34,130	$3,579,554

Airlines — 1.4%
Delta Air Lines, Inc.	152,400	4,020,312

Apparel Manufacturers — 1.3%
Michael Kors Holdings, Ltd.†	46,590	3,585,101

Applications Software — 2.5%
Salesforce.com, Inc.†	68,360	3,647,690
ServiceNow, Inc.†	60,550	3,306,635

		6,954,325

Auto/Truck Parts & Equipment-Original — 1.4%
Delphi Automotive PLC	66,300	3,792,360

Beverages-Wine/Spirits — 2.7%
Constellation Brands, Inc., Class A†	113,450	7,408,285

Broadcast Services/Program — 1.8%
Discovery Communications, Inc., Class A†	55,610	4,944,841

Building & Construction Products-Misc. — 1.3%
Fortune Brands Home & Security, Inc.	84,520	3,641,122

Cable/Satellite TV — 1.7%
Liberty Global PLC, Class A†	17,392	1,363,011
Liberty Global PLC, Class C†	43,848	3,282,461

		4,645,472

Commercial Services-Finance — 5.8%
Alliance Data Systems Corp.†	24,820	5,883,829
MasterCard, Inc., Class A	9,079	6,510,551
Vantiv, Inc., Class A†	131,240	3,609,100

		16,003,480

Computers — 4.2%
Apple, Inc.	22,214	11,603,483

Distribution/Wholesale — 2.0%
LKQ Corp.†	68,562	2,264,603
WW Grainger, Inc.	11,862	3,190,522

		5,455,125

Diversified Manufacturing Operations — 1.3%
Eaton Corp. PLC	51,810	3,655,714

E-Commerce/Products — 3.8%
Amazon.com, Inc.†	23,927	8,710,146
MercadoLibre, Inc.	14,750	1,985,866

		10,696,012

E-Commerce/Services — 2.9%
Netflix, Inc.†	8,070	2,602,414
priceline.com, Inc.†	5,300	5,585,299

		8,187,713

Electronic Components-Semiconductors — 1.4%
ARM Holdings PLC ADR	82,180	3,878,074

Electronic Forms — 1.3%
Adobe Systems, Inc.†	65,990	3,576,658

Engines-Internal Combustion — 0.8%
Cummins, Inc.	18,344	2,330,055

Finance-Credit Card — 2.3%
Visa, Inc., Class A	32,710	6,433,076

Finance-Other Services — 2.4%
IntercontinentalExchange, Inc.†	33,930	6,539,329

Insurance Brokers — 1.7%
Aon PLC	59,770	4,727,209

Internet Content-Entertainment — 2.2%
Facebook, Inc., Class A†	122,720	6,167,907

Internet Content-Information/News — 1.5%
LinkedIn Corp., Class A†	18,510	4,140,132

Investment Management/Advisor Services — 1.9%
Affiliated Managers Group, Inc.†	16,808	3,318,571
Ameriprise Financial, Inc.	18,490	1,858,985

		5,177,556

Medical Instruments — 1.3%
Boston Scientific Corp.†	320,660	3,748,515

Medical-Biomedical/Gene — 8.2%
Amgen, Inc.	47,347	5,492,252
Biogen Idec, Inc.†	21,810	5,325,784
Celgene Corp.†	30,020	4,457,670
Gilead Sciences, Inc.†	105,650	7,500,093

		22,775,799

Medical-Drugs — 1.6%
Novartis AG ADR	32,810	2,544,415
Shire PLC ADR	13,600	1,810,160

		4,354,575

Medical-Generic Drugs — 1.6%
Actavis PLC†	29,400	4,544,652

Medical-Wholesale Drug Distribution — 2.2%
Cardinal Health, Inc.	49,360	2,895,458
McKesson Corp.	21,250	3,322,225

		6,217,683

Metal Processors & Fabrication — 1.9%
Precision Castparts Corp.	20,488	5,192,684

Multimedia — 1.4%
Viacom, Inc., Class B	46,880	3,904,635

Oil Companies-Exploration & Production — 2.7%
Antero Resources Corp.†	48,654	2,748,465
Pioneer Natural Resources Co.	22,690	4,646,458

		7,394,923

Radio — 1.7%
Sirius XM Radio, Inc.	1,237,810	4,666,544

Rental Auto/Equipment — 2.4%
Hertz Global Holdings, Inc.†	135,745	3,116,705
United Rentals, Inc.†	55,950	3,613,811

		6,730,516

Retail-Building Products — 2.1%
Home Depot, Inc.	74,800	5,826,172

Retail-Consumer Electronics — 1.6%
Best Buy Co., Inc.	101,700	4,352,760

Retail-Major Department Stores — 1.9%
TJX Cos., Inc.	85,970	5,226,116

Retail-Perfume & Cosmetics — 1.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	24,240	3,123,324

Retail-Restaurants — 1.9%
Starbucks Corp.	64,080	5,193,684

Semiconductor Equipment — 1.2%
ASML Holding NV	35,740	3,382,434

Television — 1.5%
CBS Corp., Class B	70,110	4,146,305

Transport-Rail — 1.6%
Kansas City Southern	35,620	4,328,542

Web Portals/ISP — 4.8%
Baidu, Inc. ADR†	12,700	2,043,430
Google, Inc., Class A†	10,830	11,161,181

		13,204,611

Total Long-Term Investment Securities (cost $202,735,588)		259,457,369

REPURCHASE AGREEMENT — 5.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 10/31/2013, to be repurchased 11/01/2013 in the amount of $16,079,000 collateralized by $17,920,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $16,403,430 (cost $16,079,000)	$16,079,000	16,079,000

TOTAL INVESTMENTS (cost $218,814,588)(1)	99.4%	275,536,369
Other assets less liabilities	0.6	1,781,438

NET ASSETS	100.0%	$277,317,807

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (See Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Commercial Services-Finance	$16,003,480	$—	$—	$16,003,480
Medical-Biomedical/Gene	22,775,799	—	—	22,775,799
Other Industries*	220,678,090	—	—	220,678,090
Repurchase Agreement	—	16,079,000	—	16,079,000

Total	$259,457,369	$16,079,000	$—	$275,536,369

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 99.1%
Aerospace/Defense — 2.1%
Lockheed Martin Corp.	11,650	$1,553,411
Spirit Aerosystems Holdings, Inc., Class A†	19,916	531,558

		2,084,969

Aerospace/Defense-Equipment — 1.3%
United Technologies Corp.	12,121	1,287,856

Agricultural Chemicals — 1.1%
CF Industries Holdings, Inc.	4,987	1,075,197

Agricultural Operations — 0.3%
Archer-Daniels-Midland Co.	7,950	325,155

Airlines — 0.9%
Delta Air Lines, Inc.	31,869	840,704

Apparel Manufacturers — 1.8%
Hanesbrands, Inc.	10,548	718,530
Michael Kors Holdings, Ltd.†	14,272	1,098,230

		1,816,760

Applications Software — 2.3%
Microsoft Corp.	62,759	2,218,531

Auto-Cars/Light Trucks — 0.9%
General Motors Co.†	25,167	929,921

Auto/Truck Parts & Equipment-Original — 0.5%
Delphi Automotive PLC	9,327	533,504

Beverages-Non-alcoholic — 2.1%
Coca-Cola Co.	21,020	831,761
Coca-Cola Enterprises, Inc.	14,009	584,596
PepsiCo, Inc.	7,281	612,259

		2,028,616

Cable/Satellite TV — 4.4%
Charter Communications, Inc., Class A†	3,072	412,385
Comcast Corp., Class A	47,348	2,252,818
Time Warner Cable, Inc.	14,033	1,686,065

		4,351,268

Casino Hotels — 0.9%
Wynn Resorts, Ltd.	5,139	854,359

Chemicals-Diversified — 2.7%
LyondellBasell Industries NV, Class A	18,499	1,380,025
PPG Industries, Inc.	6,922	1,263,819

		2,643,844

Commercial Services-Finance — 3.0%
FleetCor Technologies, Inc.†	11,017	1,270,811
Moody’s Corp.	15,950	1,127,027
Vantiv, Inc., Class A†	21,150	581,625

		2,979,463

Computer Aided Design — 1.1%
Aspen Technology, Inc.†	28,559	1,091,811

Computer Services — 2.8%
Accenture PLC, Class A	19,325	1,420,388
International Business Machines Corp.	7,515	1,346,763

		2,767,151

Computers — 3.0%
Apple, Inc.	5,666	2,959,635

Computers-Memory Devices — 0.8%
Western Digital Corp.	11,142	775,817

Containers-Paper/Plastic — 1.0%
Packaging Corp. of America	15,837	986,328

Cosmetics & Toiletries — 1.1%
Colgate-Palmolive Co.	15,983	1,034,580

Data Processing/Management — 1.6%
CommVault Systems, Inc.†	11,972	934,774
Fidelity National Information Services, Inc.	13,336	650,130

		1,584,904

Diversified Banking Institutions — 0.7%
Goldman Sachs Group, Inc.	4,380	704,567

Diversified Manufacturing Operations — 1.0%
Eaton Corp. PLC	13,981	986,499

E-Commerce/Products — 0.3%
Amazon.com, Inc.†	694	252,637

E-Commerce/Services — 1.6%
priceline.com, Inc.†	1,536	1,618,683

Electric-Generation — 0.7%
AES Corp.	48,806	687,677

Electronic Components-Semiconductors — 0.6%
Altera Corp.	17,169	576,878

Engines-Internal Combustion — 1.3%
Cummins, Inc.	9,996	1,269,692

Enterprise Software/Service — 2.2%
Oracle Corp.	64,024	2,144,804

Finance-Credit Card — 2.8%
Discover Financial Services	22,345	1,159,259
Visa, Inc., Class A	8,302	1,632,754

		2,792,013

Food-Meat Products — 1.0%
Tyson Foods, Inc., Class A	35,018	968,948

Food-Misc./Diversified — 1.3%
General Mills, Inc.	24,431	1,231,811

Food-Retail — 1.5%
Kroger Co.	33,332	1,427,943

Instruments-Scientific — 1.2%
Thermo Fisher Scientific, Inc.	12,570	1,229,095

Insurance-Multi-line — 0.7%
MetLife, Inc.	14,483	685,191

Insurance-Reinsurance — 0.9%
Everest Re Group, Ltd.	5,737	882,006

Internet Content-Entertainment — 1.0%
Facebook, Inc., Class A†	19,013	955,593

Internet Content-Information/News — 0.4%
Yelp, Inc.†	5,806	393,357

Internet Security — 1.0%
Symantec Corp.	44,526	1,012,521

Machine Tools & Related Products — 0.7%
Kennametal, Inc.	15,601	717,646

Machinery-General Industrial — 0.7%
Roper Industries, Inc.	5,206	660,173

Medical Products — 0.9%
Cooper Cos., Inc.	6,571	849,039

Medical-Biomedical/Gene — 5.3%
Biogen Idec, Inc.†	2,762	674,453
Celgene Corp.†	13,359	1,983,678
Gilead Sciences, Inc.†	35,433	2,515,388

		5,173,519

Medical-Drugs — 3.3%
Bristol-Myers Squibb Co.	36,337	1,908,419
Endo Health Solutions, Inc.†	22,540	985,674
Johnson & Johnson	4,073	377,201

		3,271,294

Medical-Generic Drugs — 1.1%
Mylan, Inc.†	29,198	1,105,728

Medical-HMO — 0.6%
WellPoint, Inc.	6,933	587,918

Oil Companies-Exploration & Production — 1.2%
Cabot Oil & Gas Corp.	33,366	1,178,487

Oil Companies-Integrated — 0.7%
Exxon Mobil Corp.	7,591	680,305

Oil Field Machinery & Equipment — 0.9%
Cameron International Corp.†	16,322	895,425

Oil Refining & Marketing — 0.8%
Marathon Petroleum Corp.	11,338	812,481

Oil-Field Services — 1.0%
Schlumberger, Ltd.	10,355	970,471

Real Estate Investment Trusts — 1.8%
American Tower Corp.	11,609	921,174
Public Storage	5,162	861,899

		1,783,073

Retail-Apparel/Shoe — 0.7%
Ross Stores, Inc.	9,236	714,405

Retail-Auto Parts — 1.1%
AutoZone, Inc.†	1,278	555,534
O’Reilly Automotive, Inc.†	3,855	477,287

		1,032,821

Retail-Consumer Electronics — 1.1%
Best Buy Co., Inc.	25,446	1,089,089

Retail-Drug Store — 1.6%
CVS Caremark Corp.	18,823	1,171,920
Rite Aid Corp.†	84,400	449,852

		1,621,772

Retail-Pet Food & Supplies — 1.0%
PetSmart, Inc.	13,992	1,018,058

Retail-Regional Department Stores — 1.0%
Macy’s, Inc.	22,076	1,017,924

Retail-Restaurants — 3.2%
McDonald’s Corp.	11,527	1,112,586
Starbucks Corp.	24,761	2,006,879

		3,119,465

Semiconductor Components-Integrated Circuits — 1.6%
Linear Technology Corp.	19,021	782,524
QUALCOMM, Inc.	11,164	775,563

		1,558,087

Telephone-Integrated — 2.0%
Frontier Communications Corp.	177,946	784,742
Verizon Communications, Inc.	24,317	1,228,252

		2,012,994

Theaters — 0.7%
Cinemark Holdings, Inc.	20,348	667,618

Tobacco — 3.3%
Lorillard, Inc.	25,438	1,297,593
Philip Morris International, Inc.	21,884	1,950,302

		3,247,895

Transport-Rail — 0.6%
Union Pacific Corp.	3,968	600,755

Transport-Services — 1.7%
United Parcel Service, Inc., Class B	17,436	1,712,913

Web Portals/ISP — 4.6%
Google, Inc., Class A†	3,892	4,011,017
Yahoo!, Inc.†	14,529	478,440

		4,489,457

Total Long-Term Investment Securities (cost $91,925,825)		97,579,100

TOTAL INVESTMENTS (cost $91,925,825)(1)	99.1%	97,579,100
Other assets less liabilities	0.9	886,044

NET ASSETS	100.0%	$98,465,144

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Medical-Biomedical/Gene	$5,173,519	$—	$—	$5,173,519
Other Industries*	92,405,581	—	—	92,405,581

Total	$97,579,100	$—	$—	$97,579,100

*	Sum of all other industries each of which individually has an aggregate market value of less then 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.1%
Real Estate Investment Trusts — 94.6%
Acadia Realty Trust	180,005	$4,800,733
Alexandria Real Estate Equities, Inc.	151,351	9,955,869
American Tower Corp.	24,484	1,942,805
AvalonBay Communities, Inc.	100,825	12,608,166
Boston Properties, Inc.	166,042	17,185,347
Camden Property Trust	139,480	8,954,616
CBL & Associates Properties, Inc.	96,913	1,919,847
Cedar Realty Trust, Inc.	332,820	1,900,402
Chesapeake Lodging Trust	293,265	6,912,256
CoreSite Realty Corp.	114,532	3,715,418
Corrections Corp. of America	123,225	4,559,325
Cousins Properties, Inc.	810,376	9,181,560
Douglas Emmett, Inc.	222,301	5,541,964
DuPont Fabros Technology, Inc.	33,686	837,097
Equity Lifestyle Properties, Inc.	74,900	2,845,451
Equity One, Inc.	351,070	8,464,298
Equity Residential	143,054	7,490,307
Essex Property Trust, Inc.	86,725	13,962,725
Excel Trust, Inc.	77,127	931,694
First Industrial Realty Trust, Inc.	309,173	5,586,756
First Potomac Realty Trust	23,320	286,603
General Growth Properties, Inc.	172,727	3,666,994
Glimcher Realty Trust	664,659	6,812,755
HCP, Inc.	319,555	13,261,533
Health Care REIT, Inc.	150,914	9,786,773
Home Properties, Inc.	80,007	4,825,222
Host Hotels & Resorts, Inc.	461,087	8,553,164
Kite Realty Group Trust	211,439	1,353,210
LaSalle Hotel Properties	176,207	5,471,227
Lexington Realty Trust	461,528	5,399,878
Mid-America Apartment Communities, Inc.	174,661	11,597,490
National Retail Properties, Inc.	291,846	10,039,502
Piedmont Office Realty Trust, Inc.	396,596	7,329,094
Prologis, Inc.	583,467	23,309,507
Public Storage	149,942	25,035,816
Retail Properties of America, Inc., Class A	228,382	3,268,146
Sabra Health Care REIT, Inc.	64,356	1,731,176
Senior Housing Properties Trust	74,647	1,839,302
Simon Property Group, Inc.	285,969	44,196,509
SL Green Realty Corp.	175,238	16,572,258
Sunstone Hotel Investors, Inc.	324,742	4,302,832
Terreno Realty Corp.	16,150	287,147
Ventas, Inc.	293,045	19,118,256
Vornado Realty Trust	20,700	1,843,542
Weyerhaeuser Co.	129,627	3,940,661
WP Carey, Inc.	60,081	4,001,995

		367,127,228

Real Estate Operations & Development — 1.2%
Forest City Enterprises, Inc., Class A†	233,791	4,736,606

Retirement/Aged Care — 1.3%
Brookdale Senior Living, Inc.†	45,665	1,236,608
Emeritus Corp.†	200,300	3,837,748

		5,074,356

Total Long-Term Investment Securities (cost $361,487,826)		376,938,190

SHORT-TERM INVESTMENT SECURITIES — 2.9%
Time Deposits — 2.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 11/01/2013 (cost $11,422,000)	$11,422,000	11,422,000

TOTAL INVESTMENTS (cost $372,909,826) (1)	100.0%	388,360,190
Liabilities in excess of other assets	(0.0)	(146,893)

NET ASSETS	100.0%	$388,213,297

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Real Estate Investment Trusts	$367,127,228	$—	$—	$367,127,228
Other Industries*	9,810,962	—	—	9,810,962
Short-Term Investment Securities:
Time Deposits	—	11,422,000	—	11,422,000

Total	$376,938,190	$11,422,000	$—	$388,360,190

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Shares / Principal Amount	Value (Note 1)

COMMON STOCKS — 93.9%
Aerospace/Defense-Equipment — 1.8%
AAR Corp.	250,000	$7,320,000

Airlines — 0.9%
SkyWest, Inc.	230,000	3,459,200

Audio/Video Products — 1.5%
Harman International Industries, Inc.	72,000	5,833,440

Auto-Truck Trailers — 1.0%
Wabash National Corp.†	330,000	3,847,800

Auto/Truck Parts & Equipment-Original — 0.9%
Autoliv, Inc.	41,300	3,685,199

Banks-Commercial — 1.4%
Chemical Financial Corp.	72,100	2,111,809
OFG Bancorp	96,300	1,426,203
Peoples Bancorp, Inc. / OH.	30,000	672,600
TrustCo Bank Corp.	236,000	1,585,920

		5,796,532

Batteries/Battery Systems — 0.1%
EnerSys, Inc.	9,100	603,785

Building & Construction Products-Misc. — 2.0%
Drew Industries, Inc.	59,000	2,965,340
Gibraltar Industries, Inc.†	120,400	1,927,604
Simpson Manufacturing Co., Inc.	91,800	3,254,310

		8,147,254

Building Products-Doors & Windows — 1.2%
Apogee Enterprises, Inc.	148,600	4,648,208

Building Products-Wood — 1.7%
Universal Forest Products, Inc.	128,000	6,773,760

Building-Heavy Construction — 1.4%
Granite Construction, Inc.	175,000	5,661,250

Building-Mobile Home/Manufactured Housing — 3.1%
Thor Industries, Inc.	180,000	10,441,800
Winnebago Industries, Inc.†	67,500	2,002,050

		12,443,850

Building-Residential/Commercial — 0.8%
M/I Homes, Inc.†	91,000	1,862,770
MDC Holdings, Inc.	44,500	1,298,955

		3,161,725

Chemicals-Plastics — 1.1%
A. Schulman, Inc.	135,000	4,471,200

Chemicals-Specialty — 3.9%
Cabot Corp.	137,000	6,385,570
H.B. Fuller Co.	103,200	4,940,184
Sensient Technologies Corp.	74,000	3,857,620
Stepan Co.	8,700	512,169

		15,695,543

Circuit Boards — 0.2%
Multi-Fineline Electronix, Inc.†	71,000	952,110

Coatings/Paint — 1.4%
RPM International, Inc.	145,000	5,614,400

Data Processing/Management — 0.4%
Schawk, Inc.	104,700	1,530,714

Distribution/Wholesale — 0.8%
Ingram Micro, Inc., Class A†	143,300	3,320,261

Diversified Manufacturing Operations — 5.5%
Carlisle Cos., Inc.	67,800	4,927,704
EnPro Industries, Inc.†	90,000	5,370,300
Pentair, Ltd.	43,380	2,910,364
Trinity Industries, Inc.	175,000	8,860,250

		22,068,618

Electric-Integrated — 0.6%
NV Energy, Inc.	96,000	2,279,040

Electronic Components-Misc. — 2.8%
Benchmark Electronics, Inc.†	234,100	5,321,093
Gentex Corp.	206,000	6,064,640

		11,385,733

Engineering/R&D Services — 1.0%
EMCOR Group, Inc.	105,000	3,891,300

Engines-Internal Combustion — 0.9%
Briggs & Stratton Corp.	190,000	3,484,600

Environmental Monitoring & Detection — 0.9%
Mine Safety Appliances Co.	76,000	3,660,160

Home Furnishings — 1.7%
Hooker Furniture Corp.	70,500	1,113,900
La-Z-Boy, Inc.	250,000	5,770,000

		6,883,900

Human Resources — 0.7%
Insperity, Inc.	75,000	2,900,250

Identification Systems — 0.7%
Brady Corp., Class A	100,000	2,919,000

Industrial Automated/Robotic — 0.2%
Nordson Corp.	8,500	612,765

Instruments-Controls — 0.7%
Watts Water Technologies, Inc., Class A	45,800	2,646,324

Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.	42,700	2,026,115

Insurance-Life/Health — 3.5%
Protective Life Corp.	157,000	7,234,560
StanCorp Financial Group, Inc.	115,000	6,773,500

		14,008,060

Insurance-Multi-line — 1.6%
Assurant, Inc.	11,900	695,912
Old Republic International Corp.	330,000	5,540,700

		6,236,612

Insurance-Property/Casualty — 1.9%
Hanover Insurance Group, Inc.	97,500	5,707,650
HCC Insurance Holdings, Inc.	41,500	1,894,475

		7,602,125

Insurance-Reinsurance — 2.9%
Aspen Insurance Holdings, Ltd.	110,000	4,291,100
Montpelier Re Holdings, Ltd.	145,000	4,003,450
Validus Holdings, Ltd.	84,958	3,354,142

		11,648,692

Lasers-System/Components — 0.9%
Rofin-Sinar Technologies, Inc.†	142,500	3,740,625

Leisure Products — 1.2%
Brunswick Corp.	110,000	4,964,300

Machine Tools & Related Products — 2.6%
Kennametal, Inc.	103,500	4,761,000
Lincoln Electric Holdings, Inc.	81,000	5,608,440

		10,369,440

Machinery-Construction & Mining — 0.8%
Astec Industries, Inc.	90,000	3,042,900

Machinery-Electrical — 2.2%
Franklin Electric Co., Inc.	92,000	3,482,200
Regal-Beloit Corp.	75,000	5,499,750

		8,981,950

Machinery-Farming — 0.0%
Lindsay Corp.	500	38,005

Machinery-General Industrial — 0.4%
Applied Industrial Technologies, Inc.	36,900	1,745,739

Medical Products — 2.2%
Hill-Rom Holdings, Inc.	99,200	4,095,968
Teleflex, Inc.	50,000	4,609,000

		8,704,968

Medical Sterilization Products — 1.3%
STERIS Corp.	111,000	5,016,090

Metal Processors & Fabrication — 0.9%
Mueller Industries, Inc.	59,400	3,581,226

Miscellaneous Manufacturing — 1.4%
Aptargroup, Inc.	16,600	1,065,056
Hillenbrand, Inc.	160,000	4,515,200

		5,580,256

Oil & Gas Drilling — 2.0%
Atwood Oceanics, Inc.†	95,000	5,047,350
Rowan Cos. PLC, Class A†	84,000	3,030,720

		8,078,070

Oil Companies-Exploration & Production — 2.5%
Energen Corp.	50,000	3,916,000
Unit Corp.†	117,800	6,056,098

		9,972,098

Oil-Field Services — 2.5%
Helix Energy Solutions Group, Inc.†	210,000	4,968,600
Oil States International, Inc.†	48,000	5,214,240

		10,182,840

Power Converter/Supply Equipment — 0.8%
Powell Industries, Inc.†	50,000	3,141,500

Rental Auto/Equipment — 1.0%
McGrath RentCorp	108,400	3,866,628

Retail-Apparel/Shoe — 5.0%
Brown Shoe Co., Inc.	235,000	5,273,400
Cato Corp., Class A	105,000	3,146,850
Genesco, Inc.†	28,000	1,907,080
Jos. A. Bank Clothiers, Inc.†	68,300	3,277,034
Men’s Wearhouse, Inc.	150,000	6,345,000

		19,949,364

Retail-Auto Parts — 0.8%
Pep Boys-Manny Moe & Jack†	256,600	3,320,404

Retail-Automobile — 1.6%
Group 1 Automotive, Inc.	100,700	6,444,800

Retail-Computer Equipment — 1.3%
GameStop Corp., Class A	94,200	5,164,044

Retail-Hair Salons — 0.8%
Regis Corp.	211,000	3,059,500

Retail-Home Furnishings — 0.3%
Pier 1 Imports, Inc.	50,000	1,044,000

Retail-Leisure Products — 0.4%
West Marine, Inc.†	137,500	1,678,875

Semiconductor Equipment — 0.4%
Cohu, Inc.	161,000	1,539,160

Steel-Producers — 3.7%
Carpenter Technology Corp.	80,100	4,752,333
Reliance Steel & Aluminum Co.	75,200	5,511,408
Steel Dynamics, Inc.	260,000	4,672,200

		14,935,941

Transport-Marine — 1.6%
Tidewater, Inc.	105,000	6,323,100

Transport-Rail — 1.2%
Genesee & Wyoming, Inc., Class A†	49,500	4,942,080

Transport-Services — 2.1%
Bristow Group, Inc.	105,000	8,449,350

Wire & Cable Products — 0.3%
General Cable Corp.	33,300	1,096,569

Total Long-Term Investment Securities (cost $245,542,969)		376,173,347

SHORT-TERM INVESTMENT SECURITIES — 6.1%
Time Deposits — 3.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 11/01/2013	$12,404,000	12,404,000

U.S. Government Agencies — 3.0%
Federal Home Loan Bank Disc. Notes 0.00% due 11/01/2013	12,000,000	12,000,000

Total Short-Term Investment Securities (cost $24,404,000)		24,404,000

TOTAL INVESTMENTS (cost $269,946,969) (1)	100.0%	400,577,347
Other assets less liabilities	0.0	21,984

NET ASSETS	100.0%	$400,599,331

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Diversified Manufacturing Operations	$22,068,618	$—	$—	$22,068,618
Retail-Apparel/Shoe	19,949,364	—	—	19,949,364
Other Industries*	334,155,365	—	—	334,155,365
Short-Term Investment Securities:
Time Deposits	—	12,404,000	—	12,404,000
U.S. Government Agencies	—	12,000,000	—	12,000,000

Total	$376,173,347	$24,404,000	$—	$400,577,347

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.0%
Airlines — 1.7%
Delta Air Lines, Inc.	174,500	$4,603,310

Apparel Manufacturers — 2.5%
Michael Kors Holdings, Ltd.†	63,400	4,878,630
Under Armour, Inc., Class A†	23,500	1,907,025

		6,785,655

Applications Software — 1.4%
Red Hat, Inc.†	51,475	2,227,324
ServiceNow, Inc.†	30,300	1,654,683

		3,882,007

Auto-Cars/Light Trucks — 0.8%
Tesla Motors, Inc.†	14,400	2,303,136

Banks-Commercial — 2.2%
East West Bancorp, Inc.	89,400	3,011,886
Signature Bank†	28,800	2,932,416

		5,944,302

Broadcast Services/Program — 1.0%
Discovery Communications, Inc., Class A†	29,800	2,649,816

Building & Construction Products-Misc. — 1.5%
Fortune Brands Home & Security, Inc.	97,500	4,200,300

Casino Hotels — 1.5%
Wynn Resorts, Ltd.	24,500	4,073,125

Chemicals-Diversified — 1.1%
PPG Industries, Inc.	15,900	2,903,022

Coatings/Paint — 1.5%
Sherwin-Williams Co.	22,700	4,267,600

Commercial Services-Finance — 5.1%
Alliance Data Systems Corp.†	22,900	5,428,674
FleetCor Technologies, Inc.†	34,800	4,014,180
Moody’s Corp.	65,900	4,656,494

		14,099,348

Consulting Services — 1.4%
CoreLogic, Inc.†	74,500	2,478,615
Towers Watson & Co., Class A	11,700	1,343,277

		3,821,892

Cosmetics & Toiletries — 0.7%
Avon Products, Inc.	106,700	1,867,250

Distribution/Wholesale — 0.8%
HD Supply Holdings, Inc.†	113,000	2,281,470

Diversified Manufacturing Operations — 1.6%
Carlisle Cos., Inc.	60,200	4,375,336

E-Commerce/Services — 0.5%
Netflix, Inc.†	4,000	1,289,920

Electronic Components-Semiconductors — 2.9%
Avago Technologies, Ltd.	93,500	4,247,705
Xilinx, Inc.	80,200	3,642,684

		7,890,389

Electronic Connectors — 1.5%
Amphenol Corp., Class A	53,200	4,271,428

Electronic Measurement Instruments — 1.6%
Agilent Technologies, Inc.	87,200	4,426,272

Engineering/R&D Services — 1.3%
Fluor Corp.	50,200	3,725,844

Enterprise Software/Service — 1.6%
Guidewire Software, Inc.†	31,100	1,577,392
Workday, Inc., Class A†	37,700	2,822,599

		4,399,991

Filtration/Separation Products — 2.1%
Pall Corp.	70,500	5,676,660

Finance-Investment Banker/Broker — 1.6%
Lazard, Ltd., Class A	58,500	2,261,025
TD Ameritrade Holding Corp.	76,100	2,074,486

		4,335,511

Finance-Leasing Companies — 1.0%
Air Lease Corp.	93,200	2,740,080

Hazardous Waste Disposal — 1.3%
Stericycle, Inc.†	31,360	3,644,032

Insurance Brokers — 1.3%
Aon PLC	44,800	3,543,232

Insurance-Reinsurance — 0.8%
Axis Capital Holdings, Ltd.	47,200	2,238,224

Internet Application Software — 0.7%
Splunk, Inc.†	32,900	2,063,159

Internet Content-Information/News — 1.2%
LinkedIn Corp., Class A†	15,200	3,399,784

Internet Infrastructure Software — 0.9%
F5 Networks, Inc.†	29,000	2,363,790

Investment Management/Advisor Services — 1.4%
Affiliated Managers Group, Inc.†	19,300	3,810,592

Lighting Products & Systems — 1.4%
Acuity Brands, Inc.	38,800	3,899,788

Machinery-Pumps — 1.5%
Flowserve Corp.	60,100	4,175,147

Medical Instruments — 0.7%
Bruker Corp.†	100,400	2,053,180

Medical Products — 1.2%
Sirona Dental Systems, Inc.†	44,300	3,200,675

Medical-Biomedical/Gene — 4.7%
Alexion Pharmaceuticals, Inc.†	27,500	3,381,125
Illumina, Inc.†	47,820	4,471,648
Regeneron Pharmaceuticals, Inc.†	7,500	2,157,000
Vertex Pharmaceuticals, Inc.†	39,500	2,817,930

		12,827,703

Medical-Drugs — 1.5%
Valeant Pharmaceuticals International, Inc.†	39,100	4,133,652

Medical-Generic Drugs — 1.4%
Actavis PLC†	25,400	3,926,332

Medical-HMO — 1.1%
Humana, Inc.	33,120	3,052,008

Medical-Outpatient/Home Medical — 0.7%
Premier, Inc.†	59,400	1,830,114

Motorcycle/Motor Scooter — 2.9%
Harley-Davidson, Inc.	124,100	7,947,364

Networking Products — 0.6%
Palo Alto Networks, Inc.†	42,300	1,783,368

Oil Companies-Exploration & Production — 3.3%
Antero Resources Corp.†	29,900	1,689,051
Cabot Oil & Gas Corp.	95,100	3,358,932
Concho Resources, Inc.†	36,900	4,081,509

		9,129,492

Oil-Field Services — 1.8%
Frank’s International NV†	86,633	2,650,103
Oceaneering International, Inc.	26,111	2,242,413

		4,892,516

Physicians Practice Management — 0.6%
Envision Healthcare Holdings, Inc.†	60,700	1,763,335

Pipelines — 0.8%
Plains All American Pipeline LP	43,800	2,243,436

Power Converter/Supply Equipment — 1.1%
Generac Holdings, Inc.	62,200	3,069,570

Private Equity — 1.1%
Blackstone Group LP	119,500	3,140,460

Professional Sports — 0.8%
Madison Square Garden, Co., Class A†	37,400	2,263,448

Real Estate Management/Services — 1.3%
CBRE Group, Inc., Class A†	148,600	3,451,978

Rental Auto/Equipment — 1.3%
Hertz Global Holdings, Inc.†	153,000	3,512,880

Retail-Apparel/Shoe — 3.6%
Lululemon Athletica, Inc.†	24,500	1,691,725
Ross Stores, Inc.	69,500	5,375,825
Urban Outfitters, Inc.†	72,700	2,753,876

		9,821,426

Retail-Auto Parts — 2.2%
Advance Auto Parts, Inc.	20,600	2,043,108
O’Reilly Automotive, Inc.†	32,600	4,036,206

		6,079,314

Retail-Catalog Shopping — 0.9%
MSC Industrial Direct Co., Class A	33,900	2,588,943

Retail-Computer Equipment — 1.3%
GameStop Corp., Class A	63,500	3,481,070

Retail-Jewelry — 1.3%
Signet Jewelers, Ltd.	46,800	3,494,088

Retail-Mail Order — 1.1%
Williams-Sonoma, Inc.	55,700	2,920,908

Retail-Restaurants — 0.6%
Chipotle Mexican Grill, Inc.†	3,100	1,633,607

Retirement/Aged Care — 1.0%
Brookdale Senior Living, Inc.†	98,300	2,661,964

Semiconductor Equipment — 2.9%
Applied Materials, Inc.	290,900	5,192,565
KLA-Tencor Corp.	41,700	2,735,520

		7,928,085

Telecom Equipment-Fiber Optics — 0.7%
Ciena Corp.†	78,800	1,833,676

Textile-Home Furnishings — 1.3%
Mohawk Industries, Inc.†	28,000	3,707,760

Transport-Marine — 1.2%
Kirby Corp.†	37,800	3,344,922

Transport-Rail — 0.9%
Canadian Pacific Railway, Ltd.	17,100	2,446,497

Transport-Truck — 1.2%
J.B. Hunt Transport Services, Inc.	45,900	3,443,877

Wireless Equipment — 0.5%
Aruba Networks, Inc.†	79,000	1,482,040

Total Long-Term Investment Securities (cost $209,357,335)		267,041,100

REPURCHASE AGREEMENT — 2.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 10/31/2013, to be repurchased 11/01/2013 in the amount of $7,395,000 collateralized by $8,245,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $7,547,226 (cost $7,395,000)	$7,395,000	7,395,000

TOTAL INVESTMENTS (cost $216,752,335)(1)	99.7%	274,436,100
Other assets less liabilities	0.3	775,106

NET ASSETS	100.0%	$275,211,206

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Commercial Services-Finance	$14,099,348	$—	$—	$14,099,348
Other Industries*	252,941,752	—	—	252,941,752
Repurchase Agreement	—	7,395,000	—	7,395,000

Total	$267,041,100	$7,395,000	$—	$274,436,100

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.0%
Aerospace/Defense-Equipment — 1.8%
B/E Aerospace, Inc.†	27,230	$2,209,987

Airlines — 2.8%
Allegiant Travel Co.	14,472	1,508,996
Copa Holdings SA, Class A	13,510	2,020,285

		3,529,281

Apparel Manufacturers — 1.4%
Under Armour, Inc., Class A†	21,930	1,779,619

Applications Software — 1.3%
ServiceNow, Inc.†	28,949	1,580,905

Auto/Truck Parts & Equipment-Original — 1.3%
BorgWarner, Inc.	16,100	1,660,393

Banks-Commercial — 1.3%
Texas Capital Bancshares, Inc.†	30,745	1,600,277

Beverages-Wine/Spirits — 1.9%
Constellation Brands, Inc., Class A†	36,450	2,380,185

Building & Construction Products-Misc. — 1.9%
Fortune Brands Home & Security, Inc.	56,115	2,417,434

Chemicals-Specialty — 1.3%
W.R. Grace & Co.†	17,750	1,626,965

Commercial Services — 2.5%
CoStar Group, Inc.†	9,670	1,711,494
Quanta Services, Inc.†	48,330	1,460,049

		3,171,543

Commercial Services-Finance — 3.8%
Alliance Data Systems Corp.†	9,820	2,327,929
Vantiv, Inc., Class A†	87,199	2,397,973

		4,725,902

Computer Aided Design — 1.5%
Aspen Technology, Inc.†	49,740	1,901,560

Computer Services — 0.9%
FleetMatics Group PLC†	33,910	1,076,642

Computer Software — 1.2%
Cornerstone OnDemand, Inc.†	31,150	1,475,575

Computers-Periphery Equipment — 1.4%
Stratasys, Ltd.†	15,925	1,803,188

Consulting Services — 4.1%
Advisory Board Co.†	25,580	1,754,788
Towers Watson & Co., Class A	15,490	1,778,407
Verisk Analytics, Inc., Class A†	23,250	1,593,090

		5,126,285

Data Processing/Management — 1.7%
CommVault Systems, Inc.†	26,700	2,084,736

Diagnostic Equipment — 1.2%
Cepheid, Inc.†	37,527	1,528,099

Distribution/Wholesale — 1.8%
LKQ Corp.†	69,706	2,302,389

Diversified Manufacturing Operations — 0.9%
Colfax Corp.†	21,084	1,179,861

E-Commerce/Products — 1.2%
MercadoLibre, Inc.	11,520	1,550,995

E-Commerce/Services — 0.8%
Zillow, Inc., Class A†	12,170	969,097

Electronic Components-Semiconductors — 1.8%
Cavium, Inc.†	26,030	1,049,269
Cree, Inc.†	19,410	1,179,158

		2,228,427

Enterprise Software/Service — 1.1%
Guidewire Software, Inc.†	27,570	1,398,350

Finance-Other Services — 1.7%
IntercontinentalExchange, Inc.†	11,400	2,197,122

Food-Misc./Diversified — 1.0%
Annie’s, Inc.†	23,134	1,093,081
Boulder Brands, Inc.†	9,810	160,786

		1,253,867

Food-Wholesale/Distribution — 0.6%
United Natural Foods, Inc.†	10,800	771,660

Footwear & Related Apparel — 0.8%
Skechers U.S.A., Inc., Class A†	33,870	986,972

Hazardous Waste Disposal — 1.3%
Clean Harbors, Inc.†	25,570	1,578,947

Human Resources — 0.8%
Team Health Holdings, Inc.†	22,690	985,654

Instruments-Scientific — 1.2%
FEI Co.	16,610	1,479,619

Insurance Brokers — 1.0%
Brown & Brown, Inc.	27,620	881,906
eHealth, Inc.†	8,130	346,501

		1,228,407

Internet Application Software — 0.9%
Splunk, Inc.†	17,443	1,093,851

Internet Content-Entertainment — 0.5%
Shutterstock, Inc.†	8,221	582,047

Internet Incubators — 0.8%
HomeAway, Inc.†	35,190	1,043,384

Internet Infrastructure Software — 0.7%
F5 Networks, Inc.†	10,510	856,670

Investment Management/Advisor Services — 1.5%
Affiliated Managers Group, Inc.†	9,460	1,867,782

Machinery-General Industrial — 2.8%
Chart Industries, Inc.†	14,040	1,508,879
Wabtec Corp.	31,380	2,045,662

		3,554,541

Machinery-Pumps — 1.4%
Graco, Inc.	23,380	1,806,339

Medical Instruments — 0.9%
Bruker Corp.†	55,650	1,138,042

Medical Products — 2.2%
Cooper Cos., Inc.	12,470	1,611,249
Wright Medical Group, Inc.†	44,213	1,201,267

		2,812,516

Medical-Biomedical/Gene — 3.0%
Aegerion Pharmaceuticals, Inc.†	11,300	935,866
Alnylam Pharmaceuticals, Inc.†	16,300	939,043
Cubist Pharmaceuticals, Inc.†	20,900	1,295,800
Insmed, Inc.†	23,920	340,621
Puma Biotechnology, Inc.†	8,190	313,759

		3,825,089

Medical-Drugs — 1.9%
Alkermes PLC†	28,970	1,019,454
Santarus, Inc.†	49,074	1,144,896
Vanda Pharmaceuticals, Inc.†	31,010	222,032

		2,386,382

Miscellaneous Manufacturing — 1.2%
Movado Group, Inc.	31,930	1,488,896

Oil Companies-Exploration & Production — 3.8%
Antero Resources Corp.†	1,625	91,796
Bonanza Creek Energy, Inc.†	13,250	669,655
Goodrich Petroleum Corp.†	36,016	842,414
Gulfport Energy Corp.†	27,466	1,611,980
Oasis Petroleum, Inc.†	29,670	1,579,928

		4,795,773

Physicians Practice Management — 1.0%
Envision Healthcare Holdings, Inc.†	41,289	1,199,445

Real Estate Management/Services — 0.8%
CBRE Group, Inc., Class A†	42,025	976,241

Rental Auto/Equipment — 2.4%
Hertz Global Holdings, Inc.†	58,120	1,334,435
United Rentals, Inc.†	26,590	1,717,448

		3,051,883

Retail-Apparel/Shoe — 2.7%
DSW, Inc., Class A	16,506	1,447,081
Finish Line, Inc., Class A	38,580	966,043
PVH Corp.	8,220	1,023,966

		3,437,090

Retail-Appliances — 0.7%
Conn’s, Inc.†	15,240	921,106

Retail-Automobile — 0.9%
Lithia Motors, Inc., Class A	18,440	1,158,954

Retail-Building Products — 1.2%
Lumber Liquidators Holdings, Inc.†	12,900	1,473,051

Retail-Drug Store — 1.3%
Rite Aid Corp.†	304,740	1,624,264

Retail-Home Furnishings — 0.8%
Restoration Hardware Holdings, Inc.†	14,651	1,021,761

Retail-Perfume & Cosmetics — 1.5%
Ulta Salon Cosmetics & Fragrance, Inc.†	14,629	1,884,947

Retail-Restaurants — 0.4%
Krispy Kreme Doughnuts, Inc.†	18,750	454,875

Retail-Vitamins & Nutrition Supplements — 0.9%
GNC Holdings, Inc., Class A	18,515	1,089,052

Rubber/Plastic Products — 0.7%
Proto Labs, Inc.†	10,530	883,046

Satellite Telecom — 1.7%
DigitalGlobe, Inc.†	68,004	2,163,887

Telecom Equipment-Fiber Optics — 0.7%
IPG Photonics Corp.	14,130	936,395

Television — 1.7%
AMC Networks, Inc., Class A†	30,870	2,163,678

Therapeutics — 1.6%
BioMarin Pharmaceutical, Inc.†	14,860	933,505
Isis Pharmaceuticals, Inc.†	7,979	265,461
Theravance, Inc.†	20,940	767,242

		1,966,208

Transactional Software — 1.0%
ACI Worldwide, Inc.†	21,680	1,195,002

Transport-Rail — 1.7%
Kansas City Southern	17,180	2,087,714

Wireless Equipment — 1.4%
SBA Communications Corp., Class A†	20,539	1,796,546

Total Long-Term Investment Securities (cost $89,704,908)		120,526,400

REPURCHASE AGREEMENT — 4.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 10/31/2013, to be repurchased 11/01/2013 in the amount of $5,377,000 collateralized by $5,995,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $5,487,643 (cost $5,377,000)	$5,377,000	5,377,000

TOTAL INVESTMENTS (cost $95,081,908)(1)	100.3%	125,903,400
Liabilities in excess of other assets	(0.3)	(432,659)

NET ASSETS	100.0%	$125,470,741

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks	$120,526,400	$—	$—	$120,526,400
Repurchase Agreement	—	5,377,000	—	5,377,000

Total	$120,526,400	$5,377,000	$—	$125,903,400

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 95.7%
Advertising Sales — 0.2%
Criteo SA ADR†	16,377	$578,272

Aerospace/Defense-Equipment — 0.5%
Triumph Group, Inc.	20,242	1,450,339

Airlines — 0.5%
Alaska Air Group, Inc.	21,942	1,550,422

Apparel Manufacturers — 1.2%
Hanesbrands, Inc.	29,655	2,020,099
Under Armour, Inc., Class A†	18,010	1,461,511

		3,481,610

Applications Software — 1.4%
Infoblox, Inc.†	34,522	1,534,503
InterXion Holding NV†	108,431	2,435,360

		3,969,863

Audio/Video Products — 1.0%
Harman International Industries, Inc.	35,351	2,864,138

Auto/Truck Parts & Equipment-Original — 2.9%
Allison Transmission Holdings, Inc.	107,828	2,625,612
Tenneco, Inc.†	60,010	3,184,731
TRW Automotive Holdings Corp.†	33,885	2,545,102

		8,355,445

Banks-Commercial — 2.9%
East West Bancorp, Inc.	91,617	3,086,577
Signature Bank†	26,783	2,727,045
SVB Financial Group†	27,896	2,671,879

		8,485,501

Broadcast Services/Program — 0.6%
Nexstar Broadcasting Group, Inc., Class A	40,378	1,792,379

Building & Construction Products-Misc. — 1.2%
Trex Co., Inc.†	51,256	3,599,196

Building & Construction-Misc. — 0.9%
MasTec, Inc.†	78,828	2,520,131

Building Products-Air & Heating — 1.2%
Lennox International, Inc.	45,387	3,542,909

Building-Residential/Commercial — 0.4%
Taylor Morrison Home Corp., Class A†	57,919	1,288,119

Cellular Telecom — 0.2%
NII Holdings, Inc.†	155,609	535,295

Chemicals-Diversified — 0.8%
Rockwood Holdings, Inc.	36,119	2,284,527

Chemicals-Plastics — 0.9%
PolyOne Corp.	87,527	2,652,068

Chemicals-Specialty — 2.2%
Cytec Industries, Inc.	29,929	2,486,801
Methanex Corp.	67,633	3,933,535

		6,420,336

Commercial Services — 1.1%
CoStar Group, Inc.†	14,048	2,486,356
HMS Holdings Corp.†	33,942	717,194

		3,203,550

Commercial Services-Finance — 1.9%
Cardtronics, Inc.†	81,709	3,207,078
Euronet Worldwide, Inc.†	52,159	2,263,701

		5,470,779

Computer Aided Design — 1.2%
Aspen Technology, Inc.†	88,088	3,367,604

Computer Data Security — 0.5%
Fortinet, Inc.†	73,483	1,477,743

Computer Services — 1.6%
j2 Global, Inc.	43,055	2,367,164
Manhattan Associates, Inc.†	20,244	2,156,188

		4,523,352

Computers-Integrated Systems — 1.2%
Jack Henry & Associates, Inc.	35,769	1,953,345
MICROS Systems, Inc.†	28,462	1,544,064

		3,497,409

Consulting Services — 1.1%
MAXIMUS, Inc.	67,859	3,287,769

Consumer Products-Misc. — 1.5%
Jarden Corp.†	50,326	2,786,047
Tumi Holdings, Inc.†	75,348	1,608,680

		4,394,727

Containers-Metal/Glass — 0.4%
Greif, Inc., Class A	23,772	1,271,564

Data Processing/Management — 0.8%
CommVault Systems, Inc.†	31,442	2,454,991

Diagnostic Equipment — 0.5%
TearLab Corp.†	139,632	1,456,362

Distribution/Wholesale — 0.8%
WESCO International, Inc.†	26,827	2,292,635

Diversified Manufacturing Operations — 3.7%
A.O. Smith Corp.	60,813	3,140,991
Actuant Corp., Class A	39,904	1,498,794
Carlisle Cos., Inc.	46,616	3,388,051
EnPro Industries, Inc.†	44,750	2,670,233

		10,698,069

Electronic Components-Semiconductors — 2.4%
Cavium, Inc.†	50,765	2,046,337
Lattice Semiconductor Corp.†	182,876	938,154
Microsemi Corp.†	115,078	2,891,910
Semtech Corp.†	33,187	1,032,448

		6,908,849

Electronic Design Automation — 1.1%
Cadence Design Systems, Inc.†	238,577	3,094,344

Electronic Security Devices — 1.0%
Taser International, Inc.†	168,803	2,999,629

Engineering/R&D Services — 0.9%
Foster Wheeler AG†	93,767	2,530,771

Enterprise Software/Service — 1.7%
Guidewire Software, Inc.†	52,720	2,673,958
Proofpoint, Inc.†	26,254	830,677
Qlik Technologies, Inc.†	60,399	1,530,511

		5,035,146

Finance-Investment Banker/Broker — 1.7%
Evercore Partners, Inc., Class A	48,259	2,435,632
Stifel Financial Corp.†	60,280	2,468,466

		4,904,098

Food-Canned — 0.9%
TreeHouse Foods, Inc.†	36,157	2,648,862

Food-Dairy Products — 0.9%
WhiteWave Foods Co., Class A†	133,101	2,663,351

Food-Misc./Diversified — 1.5%
Annie’s, Inc.†	41,386	1,955,489
B&G Foods, Inc.	68,293	2,311,718

		4,267,207

Footwear & Related Apparel — 0.9%
Steven Madden, Ltd.†	67,333	2,469,774

Hazardous Waste Disposal — 0.9%
Clean Harbors, Inc.†	43,616	2,693,288

Home Furnishings — 0.5%
La-Z-Boy, Inc.	68,243	1,575,048

Human Resources — 1.9%
Team Health Holdings, Inc.†	69,491	3,018,689
TrueBlue, Inc.†	106,582	2,632,575

		5,651,264

Industrial Automated/Robotic — 0.7%
Cognex Corp.	68,307	2,134,594

Instruments-Controls — 0.7%
Woodward, Inc.	47,376	1,899,304

Instruments-Scientific — 0.8%
Fluidigm Corp.†	75,655	2,383,133

Internet Application Software — 0.8%
Dealertrack Technologies, Inc.†	63,337	2,362,470

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†	14,160	2,795,750

Leisure Products — 0.9%
Brunswick Corp.	55,195	2,490,950

Machinery-General Industrial — 0.7%
Manitowoc Co., Inc.	99,365	1,933,643

Medical Instruments — 5.1%
Bruker Corp.†	126,389	2,584,655
DexCom, Inc.†	60,502	1,738,223
Endologix, Inc.†	182,982	3,306,485
Spectranetics Corp.†	70,480	1,472,327
Techne Corp.	28,618	2,500,927
Thoratec Corp.†	76,559	3,306,583

		14,909,200

Medical Products — 0.9%
Sirona Dental Systems, Inc.†	35,887	2,592,836

Medical-Biomedical/Gene — 2.3%
Cubist Pharmaceuticals, Inc.†	47,608	2,951,696
NPS Pharmaceuticals, Inc.†	128,975	3,711,901

		6,663,597

Medical-Drugs — 2.1%
Mallinckrodt PLC†	55,549	2,333,613
Medivation, Inc.†	41,107	2,460,665
TESARO, Inc.†	30,247	1,164,510

		5,958,788

Medical-HMO — 0.9%
Centene Corp.†	46,362	2,603,690

Medical-Hospitals — 2.2%
Acadia Healthcare Co., Inc.†	77,392	3,355,717
Tenet Healthcare Corp.†	64,175	3,028,418

		6,384,135

Medical-Outpatient/Home Medical — 0.6%
Premier, Inc.†	60,850	1,874,789

Miscellaneous Manufacturing — 0.5%
Trimas Corp.†	34,779	1,316,733

Motion Pictures & Services — 0.7%
Lions Gate Entertainment Corp.†	55,464	1,917,945

Networking Products — 0.5%
Gigamon, Inc.†	44,102	1,357,460

Non-Hazardous Waste Disposal — 0.6%
Waste Connections, Inc.	40,692	1,739,176

Office Furnishings-Original — 1.7%
Herman Miller, Inc.	65,240	1,979,382
Steelcase, Inc., Class A	186,226	3,052,244

		5,031,626

Oil Companies-Exploration & Production — 2.6%
Goodrich Petroleum Corp.†	60,777	1,421,574
Gulfport Energy Corp.†	48,758	2,861,607
Oasis Petroleum, Inc.†	26,859	1,430,242
PDC Energy, Inc.†	25,166	1,706,506

		7,419,929

Oil Field Machinery & Equipment — 1.8%
Dresser-Rand Group, Inc.†	41,777	2,538,788
Dril-Quip, Inc.†	21,058	2,472,630
Thermon Group Holdings, Inc.†	7,358	172,987

		5,184,405

Oil-Field Services — 0.6%
MRC Global, Inc.†	61,523	1,719,568

Patient Monitoring Equipment — 0.9%
Insulet Corp.†	65,784	2,566,892

Physicians Practice Management — 0.9%
MEDNAX, Inc.†	23,009	2,508,441

Rental Auto/Equipment — 0.3%
Avis Budget Group, Inc.†	29,582	926,804

Research & Development — 0.6%
PAREXEL International Corp.†	39,374	1,799,786

Retail-Apparel/Shoe — 1.3%
DSW, Inc., Class A	22,771	1,996,333
Genesco, Inc.†	25,253	1,719,982

		3,716,315

Retail-Gardening Products — 0.7%
Tractor Supply Co.	28,378	2,024,770

Retail-Restaurants — 0.9%
Noodles & Co.†	7,073	309,727
Papa John’s International, Inc.	30,354	2,296,887

		2,606,614

Semiconductor Equipment — 0.8%
Teradyne, Inc.†	139,920	2,447,201

Steel-Producers — 1.0%
Commercial Metals Co.	155,976	2,863,719

Telecom Equipment-Fiber Optics — 1.7%
Ciena Corp.†	60,963	1,418,609
IPG Photonics Corp.	29,556	1,958,676
JDS Uniphase Corp.†	116,502	1,525,011

		4,902,296

Theaters — 1.2%
Cinemark Holdings, Inc.	103,794	3,405,481

Therapeutics — 0.8%
BioMarin Pharmaceutical, Inc.†	39,299	2,468,763

Transactional Software — 0.5%
Bottomline Technologies de, Inc.†	47,096	1,479,756

Transport-Marine — 0.7%
Kirby Corp.†	21,350	1,889,262

Transport-Services — 0.4%
UTi Worldwide, Inc.	86,067	1,308,218

Transport-Truck — 1.2%
Knight Transportation, Inc.	81,809	1,388,299
Werner Enterprises, Inc.	91,389	2,116,569

		3,504,868

Web Hosting/Design — 0.6%
Web.com Group, Inc.†	61,948	1,669,499

Wire & Cable Products — 0.9%
Belden, Inc.	36,904	2,482,163

Total Long-Term Investment Securities (cost $214,485,780)		277,453,304

SHORT-TERM INVESTMENT SECURITIES — 4.2%
Time Deposits — 4.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 11/01/2013 (cost $12,189,000)	$12,189,000	12,189,000

TOTAL INVESTMENTS (cost $226,674,780) (1)	99.9%	289,642,304
Other assets less liabilities	0.1	374,598

NET ASSETS	100.0%	$290,016,902

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (See Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical Instruments	$14,909,200	$—	$—	$14,909,200
Other Industries*	262,544,104	—	—	262,544,104
Short-Term Investment Securities:
Time Deposits	—	12,189,000	—	12,189,000

Total	$277,453,304	$12,189,000	$—	$289,642,304

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Marsico Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 95.1%
Aerospace/Defense — 3.6%
Rolls-Royce Holdings PLC†	433,721	$7,997,421

Agricultural Chemicals — 5.1%
Monsanto Co.	105,718	11,087,704

Banks-Super Regional — 2.9%
Wells Fargo & Co.	147,331	6,289,560

Cable/Satellite TV — 2.3%
Comcast Corp., Class A	104,809	4,986,812

Casino Hotels — 3.5%
Wynn Resorts, Ltd.	46,718	7,766,868

Coatings/Paint — 3.1%
Sherwin-Williams Co.	36,467	6,855,796

Diversified Banking Institutions — 3.6%
Citigroup, Inc.	161,958	7,900,311

Engines-Internal Combustion — 2.9%
Cummins, Inc.	50,552	6,421,115

Finance-Credit Card — 8.0%
American Express Co.	79,704	6,519,787
Visa, Inc., Class A	56,239	11,060,524

		17,580,311

Hotel/Motels — 2.7%
Starwood Hotels & Resorts Worldwide, Inc.	79,958	5,886,508

Insurance-Reinsurance — 3.0%
Berkshire Hathaway, Inc., Class B†	56,403	6,490,857

Internet Content-Entertainment — 3.3%
Facebook, Inc., Class A†	142,626	7,168,383

Medical-Biomedical/Gene — 16.1%
Biogen Idec, Inc.†	50,411	12,309,862
Celgene Corp.†	56,145	8,336,971
Gilead Sciences, Inc.†	207,752	14,748,315

		35,395,148

Medical-HMO — 2.4%
UnitedHealth Group, Inc.	77,881	5,316,157

Multimedia — 3.0%
Walt Disney Co.	95,562	6,554,598

Oil Companies-Exploration & Production — 2.2%
Continental Resources, Inc.†	42,355	4,824,235

Oil-Field Services — 3.8%
Schlumberger, Ltd.	90,059	8,440,330

Retail-Apparel/Shoe — 1.9%
Lululemon Athletica, Inc.†	61,401	4,239,739

Retail-Building Products — 2.6%
Home Depot, Inc.	73,005	5,686,359

Retail-Major Department Stores — 3.7%
TJX Cos., Inc.	134,265	8,161,969

Retail-Restaurants — 4.4%
Chipotle Mexican Grill, Inc.†	6,587	3,471,152
Starbucks Corp.	75,366	6,108,414

		9,579,566

Semiconductor Equipment — 2.6%
ASML Holding NV	60,935	5,766,888

Transport-Rail — 2.8%
Canadian Pacific Railway, Ltd.	43,581	6,235,134

Web Portals/ISP — 5.6%
Google, Inc., Class A†	11,883	12,246,382

Total Common Stock (cost $166,898,131)		208,878,151

PREFERRED SECURITIES — 0.0%
Aerospace/Defense — 0.0%
Rolls-Royce Holdings PLC† (cost $54,649)	33,691,188	54,020

Total Long-Term Investment Securities (cost $166,952,780)		208,932,171

REPURCHASE AGREEMENT — 5.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 10/31/2013, to be repurchased 11/01/2013 in the amount of $11,472,000 collateralized by $12,785,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $11,703,005 (cost $11,472,000)	$11,472,000	11,472,000

TOTAL INVESTMENTS (cost $178,424,780)(1)	100.3%	220,404,171
Liabilities in excess of other assets	(0.3)	(764,741)

NET ASSETS	100.0%	$219,639,430

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Agricultural Chemicals	$11,087,704	$—	$—	$11,087,704
Finance-Credit Card	17,580,311	—	—	17,580,311
Medical-Biomedical/Gene	35,395,148	—	—	35,395,148
Web Portals/ISP	12,246,382	—	—	12,246,382
Other Industries*	132,568,606	—	—	132,568,606
Preferred Securities	54,020	—	—	54,020
Repurchase Agreement	—	11,472,000	—	11,472,000

Total	$208,932,171	$11,472,000	$—	$220,404,171

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Technology Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 93.8%
Applications Software — 12.0%
Check Point Software Technologies, Ltd.†	30,670	$1,779,473
Citrix Systems, Inc.†	16,200	919,836
Microsoft Corp.	8,600	304,010
Nuance Communications, Inc.†	42,260	657,566
PTC, Inc.†	14,958	414,636
Salesforce.com, Inc.†	8,583	457,989
Verint Systems, Inc.†	2	73

		4,533,583

Audio/Video Products — 0.7%
TiVo, Inc.†	20,692	274,997

Cable/Satellite TV — 1.6%
Comcast Corp., Class A	8,200	390,156
Time Warner Cable, Inc.	1,900	228,285

		618,441

Cellular Telecom — 0.0%
Comverse, Inc.†	2	63

Commercial Services — 1.4%
Performant Financial Corp.†	21,169	211,055
WNS Holdings, Ltd. ADR†	14,257	320,640

		531,695

Commercial Services-Finance — 0.6%
Xoom Corp.†	7,659	227,855

Communications Software — 0.4%
SolarWinds, Inc.†	4,600	166,474

Computer Data Security — 0.6%
Fortinet, Inc.†	11,200	225,232

Computer Services — 0.7%
Luxoft Holding, Inc.†	8,695	254,068

Computer Software — 0.5%
Akamai Technologies, Inc.†	4,100	183,434

Computers — 4.5%
Apple, Inc.	3,254	1,699,727

Computers-Integrated Systems — 1.0%
NCR Corp.†	5,262	192,326
Teradata Corp.†	4,000	176,280

		368,606

Computers-Memory Devices — 6.4%
EMC Corp.	50,000	1,203,500
NetApp, Inc.	31,100	1,206,991

		2,410,491

Computers-Periphery Equipment — 3.4%
Electronics for Imaging, Inc.†	21,300	730,803
Synaptics, Inc.†	11,600	539,400

		1,270,203

Consulting Services — 0.6%
Groupe Steria SCA	11,822	218,940

E-Commerce/Services — 0.4%
QIWI PLC ADR	4,098	165,887

Electric Products-Misc. — 0.5%
Nidec Corp.	2,000	193,837

Electronic Components-Misc. — 0.5%
MiX Telematics, Ltd. ADR†	13,987	182,390

Electronic Components-Semiconductors — 12.4%
Advanced Micro Devices, Inc.†	20,215	67,518
Avago Technologies, Ltd.	24,700	1,122,121
Broadcom Corp., Class A	42,200	1,127,584
Lattice Semiconductor Corp.†	28,192	144,625
Micron Technology, Inc.†	11,399	201,534
Microsemi Corp.†	31,000	779,030
Samsung Electronics Co., Ltd.	300	414,330
Skyworks Solutions, Inc.†	32,087	827,203

		4,683,945

Electronic Design Automation — 7.3%
Synopsys, Inc.†	75,762	2,761,525

Electronic Measurement Instruments — 0.4%
Trimble Navigation, Ltd.†	5,600	159,992

Entertainment Software — 1.1%
Activision Blizzard, Inc.	23,600	392,704
Electronic Arts, Inc.†	1,500	39,375

		432,079

Finance-Credit Card — 0.5%
Visa, Inc., Class A	900	177,003

Internet Content-Entertainment — 0.7%
Pandora Media, Inc.†	10,900	273,917

Internet Security — 4.5%
Symantec Corp.	75,137	1,708,615

Internet Telephone — 0.3%
BroadSoft, Inc.†	3,400	111,248

Multimedia — 0.7%
Time Warner, Inc.	1,500	103,110
Twenty-First Century Fox, Inc., Class A	4,300	146,544

		249,654

Networking Products — 2.5%
Cisco Systems, Inc.	41,200	927,000

Real Estate Investment Trusts — 0.3%
American Tower Corp.	1,200	95,220

Semiconductor Components-Integrated Circuits — 6.7%
Marvell Technology Group, Ltd.	51,907	622,884
Maxim Integrated Products, Inc.	12,200	362,340
NXP Semiconductor NV†	3,200	134,784
QUALCOMM, Inc.	20,199	1,403,225

		2,523,233

Semiconductor Equipment — 10.8%
KLA-Tencor Corp.	8,900	583,840
Lam Research Corp.†	36,962	2,004,449
Montage Technology Group, Ltd.†	34,057	479,523
Teradyne, Inc.†	56,700	991,683

		4,059,495

Software Tools — 1.3%
VMware, Inc., Class A†	5,900	479,552

Telecom Services — 0.7%
Allot Communications, Ltd.†	7,400	99,752
Telecity Group PLC	14,600	178,498

		278,250

Telecommunication Equipment — 0.5%
Juniper Networks, Inc.†	9,200	171,488

Transactional Software — 0.2%
Synchronoss Technologies, Inc.†	2,000	69,240

Web Hosting/Design — 1.2%
Equinix, Inc.†	2,700	435,996

Web Portals/ISP — 4.7%
Google, Inc., Class A†	1,700	1,751,986

Wireless Equipment — 1.2%
Aruba Networks, Inc.†	8,700	163,212
SBA Communications Corp., Class A†	3,200	279,904

		443,116

Total Long-Term Investment Securities (cost $30,136,478)		35,318,477

REPURCHASE AGREEMENT — 3.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 10/31/2013, to be repurchased 11/01/2013 in the amount of $1,442,000 collateralized by $1,610,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $1,473,746 (cost $1,442,000)	$1,442,000	1,442,000

TOTAL INVESTMENTS (cost $31,578,478)(1)	97.6%	36,760,477
Other assets less liabilities	2.4	906,959

NET ASSETS	100.0%	$37,667,436

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Applications Software	$4,533,583	$—	$—	$4,533,583
Computers-Memory Devices	2,410,491	—	—	2,410,491
Electronic Components-Semiconductors	4,683,945	—	—	4,683,945
Electronic Design Automation	2,761,525	—	—	2,761,525
Semiconductor Components-Integrated Circuits	2,523,233	—	—	2,523,233
Semiconductor Equipment	4,059,495	—	—	4,059,495
Other Industries*	14,346,205	—	—	14,346,205
Repurchase Agreement	—	1,442,000	—	1,442,000

Total	$35,318,477	$1,442,000	$—	$36,760,477

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.8%
Apparel Manufacturers — 1.1%
Jones Group, Inc.	466,640	$7,251,586

Auto/Truck Parts & Equipment-Original — 5.1%
Dana Holding Corp.	386,270	7,570,892
Lear Corp.	124,410	9,628,090
Tenneco, Inc.†	153,200	8,130,324
TRW Automotive Holdings Corp.†	113,900	8,555,029

		33,884,335

Banks-Commercial — 5.9%
Associated Banc-Corp.	365,680	5,945,957
CapitalSource, Inc.	608,660	7,961,273
Popular, Inc.†	269,483	6,804,446
Susquehanna Bancshares, Inc.	343,960	4,053,568
Webster Financial Corp.	189,510	5,285,434
Zions Bancorporation	307,300	8,718,101

		38,768,779

Banks-Super Regional — 2.8%
Comerica, Inc.	200,550	8,683,815
Huntington Bancshares, Inc.	1,084,900	9,547,120

		18,230,935

Building-Heavy Construction — 2.2%
Granite Construction, Inc.	229,220	7,415,267
Tutor Perini Corp.†	308,460	7,079,157

		14,494,424

Building-Mobile Home/Manufactured Housing — 1.3%
Thor Industries, Inc.	149,090	8,648,711

Building-Residential/Commercial — 3.3%
Meritage Homes Corp.†	168,630	7,654,116
NVR, Inc.†	6,741	6,183,654
PulteGroup, Inc.	469,960	8,294,794

		22,132,564

Casino Hotels — 0.6%
MGM Resorts International†	226,620	4,314,845

Chemicals-Diversified — 2.6%
Chemtura Corp.†	324,950	7,961,275
Huntsman Corp.	403,010	9,357,892

		17,319,167

Circuit Boards — 0.8%
TTM Technologies, Inc.†	591,256	5,173,490

Commercial Services — 0.9%
Convergys Corp.	289,770	5,720,060

Computer Services — 0.8%
Insight Enterprises, Inc.†	254,717	5,366,887

Containers-Paper/Plastic — 1.2%
Graphic Packaging Holding Co.†	915,840	7,693,056

Distribution/Wholesale — 1.2%
Arrow Electronics, Inc.†	160,650	7,714,413

Electric-Integrated — 2.1%
NV Energy, Inc.	232,870	5,528,334
PNM Resources, Inc.	338,440	8,095,485

		13,623,819

Electronic Components-Misc. — 2.8%
Flextronics International, Ltd.†	411,900	3,249,891
Jabil Circuit, Inc.	327,950	6,841,037
Vishay Intertechnology, Inc.†	687,280	8,432,926

		18,523,854

Electronic Components-Semiconductors — 1.4%
Micron Technology, Inc.†	282,290	4,990,887
SunEdison, Inc.†	474,680	4,414,524

		9,405,411

Electronic Parts Distribution — 1.4%
Avnet, Inc.	232,170	9,217,149

Entertainment Software — 1.0%
Electronic Arts, Inc.†	251,850	6,611,063

Finance-Investment Banker/Broker — 1.3%
E*TRADE Financial Corp.†	515,840	8,722,854

Finance-Leasing Companies — 0.7%
Aircastle, Ltd.	252,050	4,756,184

Food-Dairy Products — 1.3%
Dean Foods Co.†	437,595	8,533,102

Food-Misc./Diversified — 0.6%
Dole Food Co., Inc.†	286,800	3,886,140

Gas-Distribution — 3.6%
Atmos Energy Corp.	196,600	8,703,482
Southwest Gas Corp.	120,220	6,523,137
UGI Corp.	200,570	8,297,581

		23,524,200

Insurance-Life/Health — 1.6%
Torchmark Corp.	40,770	2,970,502
Unum Group	235,105	7,462,233

		10,432,735

Insurance-Multi-line — 2.4%
American Financial Group, Inc.	110,760	6,231,358
Genworth Financial, Inc., Class A†	661,310	9,608,834

		15,840,192

Insurance-Property/Casualty — 1.3%
Fidelity National Financial, Inc., Class A	304,570	8,573,645

Insurance-Reinsurance — 3.8%
Aspen Insurance Holdings, Ltd.	238,060	9,286,720
Essent Group Ltd†	45,670	959,070
PartnerRe, Ltd.	4,882	489,225
Reinsurance Group of America, Inc.	86,210	6,136,428
Validus Holdings, Ltd.	206,560	8,154,989

		25,026,432

Machinery-Construction & Mining — 1.4%
Terex Corp.†	260,050	9,088,747

Medical-HMO — 1.2%
Health Net, Inc.†	266,310	8,095,824

Medical-Hospitals — 2.8%
LifePoint Hospitals, Inc.†	171,426	8,852,438
Universal Health Services, Inc., Class B	122,280	9,850,877

		18,703,315

Networking Products — 0.8%
Anixter International, Inc.†	64,320	5,498,717

Office Furnishings-Original — 0.9%
Steelcase, Inc., Class A	352,870	5,783,539

Office Supplies & Forms — 1.1%
Avery Dennison Corp.	153,310	7,223,967

Oil Companies-Exploration & Production — 3.7%
Bill Barrett Corp.†	332,960	9,213,003
Cimarex Energy Co.	76,381	8,046,738
Stone Energy Corp.†	204,890	7,142,466

		24,402,207

Oil Refining & Marketing — 1.4%
Western Refining, Inc.	281,540	9,085,296

Oil-Field Services — 0.7%
Helix Energy Solutions Group, Inc.†	208,340	4,929,324

Publishing-Newspapers — 1.3%
Gannett Co., Inc.	313,560	8,676,205

Real Estate Investment Trusts — 8.3%
BioMed Realty Trust, Inc.	276,220	5,502,302
Camden Property Trust	84,760	5,441,592
DiamondRock Hospitality Co.	548,720	6,249,921
LTC Properties, Inc.	150,710	5,945,509
Medical Properties Trust, Inc.	350,850	4,575,084
Mid-America Apartment Communities, Inc.	85,840	5,699,776
Parkway Properties, Inc.	391,830	7,096,041
Plum Creek Timber Co., Inc.	92,020	4,177,708
RLJ Lodging Trust	244,810	6,183,901
STAG Industrial, Inc.	201,160	4,206,256

		55,078,090

Retail-Apparel/Shoe — 2.7%
Children’s Place Retail Stores, Inc.†	145,234	7,928,324
Men’s Wearhouse, Inc.	231,580	9,795,834

		17,724,158

Retail-Computer Equipment — 0.8%
GameStop Corp., Class A	93,510	5,126,218

Retail-Office Supplies — 1.2%
Office Depot, Inc.†	1,422,875	7,953,871

Retail-Restaurants — 0.8%
DineEquity, Inc.	68,510	5,622,616

Savings & Loans/Thrifts — 1.4%
First Niagara Financial Group, Inc.	858,550	9,469,806

Semiconductor Equipment — 3.0%
Entegris, Inc.†	682,800	7,066,980
Lam Research Corp.†	156,470	8,485,368
MKS Instruments, Inc.	150,778	4,469,060

		20,021,408

Steel-Producers — 3.5%
Commercial Metals Co.	450,330	8,268,059
Reliance Steel & Aluminum Co.	92,010	6,743,413
Steel Dynamics, Inc.	461,600	8,294,952

		23,306,424

Telecom Services — 1.3%
Amdocs, Ltd.	222,340	8,548,973

Telecommunication Equipment — 0.9%
Harris Corp.	100,830	6,247,427

Theaters — 1.3%
Regal Entertainment Group, Class A	471,660	8,966,257

Transport-Services — 1.0%
Bristow Group, Inc.	79,010	6,357,935

Transport-Truck — 1.1%
Con-way, Inc.	174,760	7,200,112

Wire & Cable Products — 1.1%
General Cable Corp.	214,790	7,073,035

Total Long-Term Investment Securities (cost $510,583,921)		653,573,503

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Time Deposits — 1.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 11/01/2013 (cost $8,741,000)	$8,741,000	8,741,000

TOTAL INVESTMENTS (cost $519,324,921)(1)	100.1%	662,314,503
Liabilities in excess of other assets	(0.1)	(802,281)

NET ASSETS	100.0%	$661,512,222

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Auto/Truck Parts & Equipment-Original	$33,884,335	$—	$—	$33,884,335
Banks-Commercial	38,768,779	—	—	38,768,779
Real Estate Investment Trusts	55,078,090	—	—	55,078,090
Other Industries*	525,842,299	—	—	525,842,299
Short-Term Investment Securities:
Time Deposits	—	8,741,000	—	8,741,000

Total	$653,573,503	$8,741,000	$—	$662,314,503

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.2%
Australia — 5.0%
Australia & New Zealand Banking Group, Ltd.	252,896	$8,088,595
Dexus Property Group	2,288,917	2,347,257
Fortescue Metals Group, Ltd.	427,860	2,106,882
Origin Energy, Ltd.	221,641	3,064,751
Shopping Centres Australasia Property Group	1,578,222	2,379,192
Westfield Retail Trust	397,389	1,160,580

		19,147,257

Austria — 0.5%
Erste Group Bank AG	55,966	1,973,783

Bermuda — 0.6%
Hong Kong Land Holdings, Ltd.	341,000	2,100,560

Canada — 2.7%
Canadian Natural Resources, Ltd.	137,900	4,376,455
Intact Financial Corp.	41,900	2,613,300
Suncor Energy, Inc.	87,400	3,176,124

		10,165,879

Cayman Islands — 0.3%
Casetek Holdings Ltd.	238,000	1,227,284

Denmark — 0.6%
TDC A/S	263,341	2,377,775

Finland — 0.3%
Metso Oyj	30,743	1,210,497

France — 11.0%
Arkema SA	28,627	3,250,166
AXA SA	194,083	4,848,696
BNP Paribas SA	40,080	2,967,990
Cie de St-Gobain	47,207	2,483,371
Sanofi	122,633	13,077,292
Schneider Electric SA	24,077	2,028,448
SCOR SE	88,599	3,131,886
Valeo SA	24,894	2,472,456
Veolia Environnement SA	153,385	2,628,221
Vinci SA	83,015	5,325,152

		42,213,678

Germany — 10.5%
Allianz SE	46,106	7,756,188
BASF SE	49,543	5,154,668
Bayer AG	58,700	7,295,727
Daimler AG	62,691	5,144,572
Deutsche Post AG	197,734	6,691,695
Siemens AG	48,453	6,195,822
Stada Arzneimittel AG	35,154	2,024,004

		40,262,676

Hong Kong — 1.8%
AIA Group, Ltd.	627,200	3,183,325
SJM Holdings, Ltd.	701,000	2,260,416
Sun Hung Kai Properties, Ltd.	108,000	1,412,511

		6,856,252

Ireland — 1.1%
Bank of Ireland†	3,266,500	1,197,474
Kerry Group PLC, Class A (ISE)	39,195	2,509,979
Kerry Group PLC, Class A (LSE)	9,593	612,170

		4,319,623

Israel — 0.6%
Teva Pharmaceutical Industries, Ltd. ADR	65,000	2,410,850

Italy — 3.3%
Buzzi Unicem SpA	56,861	985,882
Eni SpA	293,361	7,428,495
UniCredit SpA	554,865	4,173,656

		12,588,033

Japan — 19.7%
Ajinomoto Co., Inc.	109,000	1,521,987
Alpine Electronics, Inc.	101,900	1,228,023
Astellas Pharma, Inc.	81,300	4,514,370
Bank of Yokohama, Ltd.	244,000	1,339,978
Credit Saison Co., Ltd.	132,400	3,603,197
Hitachi, Ltd.	262,000	1,825,180
ITOCHU Corp.	162,500	1,946,761
Japan Airlines Co., Ltd.	47,400	2,762,148
Japan Tobacco, Inc.	149,900	5,411,827
Lawson, Inc.	26,800	2,144,981
Mitsubishi Corp.	202,800	4,087,762
Mitsubishi Electric Corp.	307,000	3,356,300
Mitsubishi Estate Co., Ltd.	143,000	4,067,640
MS&AD Insurance Group Holdings	51,100	1,312,189
Nintendo Co., Ltd.	20,700	2,319,882
Nippon Telegraph & Telephone Corp.	37,900	1,961,873
Nissan Motor Co., Ltd.	575,400	5,746,393
ORIX Corp.	197,600	3,388,118
Sekisui House, Ltd.	140,000	1,997,559
Softbank Corp.	24,600	1,826,299
Sumitomo Mitsui Financial Group, Inc.	175,500	8,415,362
Tokio Marine Holdings, Inc.	50,400	1,642,754
Tokyo Gas Co., Ltd.	769,000	4,160,561
Toyota Motor Corp.	79,700	5,155,009

		75,736,153

Jersey — 2.3%
Glencore Xstrata PLC	524,553	2,859,631
WPP PLC	279,064	5,928,725

		8,788,356

Netherlands — 4.5%
European Aeronautic Defence and Space Co. NV	45,516	3,127,664
ING Groep NV CVA†	716,367	9,126,345
NXP Semiconductor NV†	34,700	1,461,564
Ziggo NV	79,728	3,421,261

		17,136,834

Portugal — 0.3%
Banco Espirito Santo SA†	892,126	1,178,579

Russia — 0.9%
Sberbank of Russia ADR	276,804	3,534,787

Singapore — 0.3%
Ezion Holdings, Ltd.	713,000	1,285,719

South Korea — 1.8%
Daelim Industrial Co., Ltd.	9,080	842,302
Samsung Electronics Co., Ltd.	2,519	3,478,987
SK Hynix, Inc.†	87,940	2,648,770

		6,970,059

Spain — 1.7%
Amadeus IT Holding SA, Class A	28,975	1,075,970

Atresmedia Corp. de Medios di Communication	158,395	2,656,000
Banco Bilbao Vizcaya Argentaria SA	221,804	2,598,660

		6,330,630

Switzerland — 4.0%
ACE, Ltd.	50,706	4,839,381
Holcim, Ltd.	25,763	1,919,412
Nestle SA	40,149	2,898,286
Roche Holding AG	7,556	2,091,880
UBS AG	194,358	3,761,422

		15,510,381

Taiwan — 0.4%
Asustek Computer, Inc.	220,000	1,684,848

United Kingdom — 21.5%
Admiral Group PLC	46,343	950,378
AstraZeneca PLC	60,954	3,234,005
Barclays PLC	1,634,736	6,909,310
Bellway PLC	158,007	3,810,358
Britvic PLC	175,897	1,762,707
Centrica PLC	866,424	4,909,516
GlaxoSmithKline PLC	131,863	3,474,836
HSBC Holdings PLC	892,512	9,761,213
Jazztel PLC†	281,146	3,084,344
Liberty Global PLC, Class C†	34,600	2,590,156
Lloyds Banking Group PLC†	1,856,044	2,307,277
Prudential PLC	279,788	5,737,746
Royal Dutch Shell PLC, Class A	436,816	14,569,173
Serco Group PLC	239,088	2,135,279
TUI Travel PLC	668,759	4,128,307
Vodafone Group PLC	3,302,349	11,887,239
WM Morrison Supermarkets PLC	262,893	1,187,007

		82,438,851

United States — 0.5%
Philip Morris International, Inc.	21,300	1,898,256

Total Common Stocks (cost $297,212,346)		369,347,600

PREFERRED SECURITIES — 0.3%
Brazil — 0.3%
Cia Energetica de Minas Gerais ADR (cost $1,124,640)	109,860	985,444

Total Long-Term Investment Securities (cost $298,336,986)		370,333,044

SHORT-TERM INVESTMENT SECURITIES — 4.0%
Commercial Paper — 4.0%
Deutsche Bank AG	$15,345,000	15,345,000

0.09% due 11/01/2013 (cost $15,345,000)
TOTAL INVESTMENTS — (cost $313,681,986)(1)	100.5%	385,678,044
Liabilities in excess of other assets	(0.5)	(1,757,437)

NET ASSETS —	100.0%	$383,920,607

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

ISE — Irish Stock Exchange

LSE — London Stock Exchange

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	USD	3,900,653	EUR	2,872,800	12/18/2013	$184	$—
	USD	899,603	AUD	964,000	1/16/2014	7,160	—

						7,344	—

Barclays Bank PLC	CAD	752,900	USD	726,843	1/16/2014	6,114	—
	CHF	910,700	USD	972,343	12/18/2013	—	(31,715)
	GBP	1,702,900	USD	2,752,910	12/18/2013	23,384	—
	HKD	19,519,800	USD	2,517,876	11/20/2013	63	—
	JPY	743,686,600	USD	7,491,781	11/20/2013	—	(71,944)
	USD	3,550,371	HKD	27,524,500	11/20/2013	—	(50)
	USD	1,939,314	JPY	193,332,900	11/20/2013	26,994	—
	USD	1,845,796	SGD	2,355,900	11/20/2013	50,775	—
	USD	2,962,051	GBP	1,830,800	12/18/2013	—	(27,518)
	USD	2,759,048	SEK	18,306,000	12/18/2013	62,947	—
	USD	623,431	AUD	668,200	1/16/2014	5,095	—

						175,372	(131,227)

Citibank N.A.	CAD	1,332,300	USD	1,288,464	1/16/2014	13,093	—
	DKK	4,999,900	USD	883,977	12/18/2013	—	(26,539)
	EUR	1,717,200	USD	2,317,762	12/18/2013	—	(13,942)
	GBP	626,800	USD	996,537	12/18/2013	—	(8,142)
	USD	2,877,887	JPY	284,973,500	11/20/2013	20,459	—
	USD	2,324,831	EUR	1,717,200	12/18/2013	6,872	—
	USD	1,014,481	GBP	626,800	12/18/2013	—	(9,803)
	USD	1,218,488	AUD	1,306,000	1/16/2014	9,969	—

						50,393	(58,426)

Credit Suisse International	CAD	52,500	USD	50,781	1/16/2014	524	—
	JPY	39,885,100	USD	406,423	11/20/2013	768	—
	USD	2,633,299	JPY	259,326,400	11/20/2013	4,201	—
	USD	2,193,304	NOK	13,379,200	12/18/2013	50,506	—
	USD	3,078,960	SEK	20,429,300	12/18/2013	70,356	—
	USD	2,629,944	AUD	2,819,100	1/16/2014	21,772	—
	USD	568,104	NZD	692,500	1/16/2014	1,029	—

						149,156	—

Deutsche Bank AG London	AUD	1,018,100	USD	961,398	1/16/2014	3,748	—
	CAD	799,500	USD	773,375	1/16/2014	8,038	—
	EUR	1,695,300	USD	2,295,318	12/18/2013	—	(6,649)
	USD	6,345,722	EUR	4,709,400	12/18/2013	48,946	—
	USD	1,506,720	SEK	10,000,700	12/18/2013	34,957	—
	USD	988,314	AUD	1,037,600	1/16/2014	—	(12,321)

						95,689	(18,970)

HSBC Bank	CAD	450,300	USD	435,493	1/16/2014	4,435	—
	JPY	70,727,800	USD	720,708	11/20/2013	1,366	—
	USD	712,343	JPY	70,727,800	11/20/2013	7,000	—
	USD	894,032	NOK	5,452,700	12/18/2013	20,434	—

						33,235	—

JPMorgan Chase Bank	AUD	1,018,100	USD	948,840	1/16/2014	—	(8,811)
	CAD	1,486,800	USD	1,436,086	1/16/2014	12,817	—
	GBP	630,500	USD	1,020,413	12/18/2013	9,803	—
	JPY	546,138,100	USD	5,507,634	11/20/2013	—	(46,908)
	USD	2,704,623	SGD	3,452,100	11/20/2013	74,422	—
	USD	3,888,550	CHF	3,632,800	12/18/2013	116,655	—
	USD	985,749	GBP	630,500	12/18/2013	24,860	—
	USD	1,671,509	NOK	10,171,800	12/18/2013	34,392	—
	USD	1,715,928	SEK	11,342,800	12/18/2013	32,642	—
	USD	961,443	AUD	1,018,100	1/16/2014	—	(3,792)

						305,591	(59,511)

Royal Bank of Scotland PLC	JPY	110,612,900	USD	1,136,625	11/20/2013	11,627	—
	USD	1,127,137	JPY	110,612,900	11/20/2013	—	(2,139)
	USD	1,755,790	AUD	1,882,400	1/16/2014	14,843	—

						26,470	(2,139)

State Street Bank & Trust Co.	CAD	2,160,000	USD	2,088,955	1/16/2014	21,252	—
	EUR	975,700	USD	1,321,098	12/18/2013	—	(3,758)
	ILS	3,078,700	USD	869,984	1/16/2014	—	(2,041)
	USD	1,443,981	JPY	143,439,300	11/20/2013	14,880	—
	USD	1,302,306	EUR	975,700	12/18/2013	22,550	—
	USD	676,523	NOK	4,125,000	12/18/2013	15,276	—
	USD	742,758	SEK	4,931,500	12/18/2013	17,466	—
	USD	1,263,241	AUD	1,354,000	1/16/2014	10,365	—

						101,789	(5,799)

UBS AG	CAD	1,453,700	USD	1,405,899	1/16/2014	14,316	—
	CHF	2,448,100	USD	2,707,306	12/18/2013	8,246	—
	EUR	953,800	USD	1,260,321	12/18/2013	—	(34,798)
	GBP	593,000	USD	947,731	12/18/2013	—	(2,770)
	USD	1,781,810	CHF	1,669,200	12/18/2013	58,502	—
	USD	1,291,350	EUR	953,800	12/18/2013	3,769	—
	USD	952,973	GBP	593,000	12/18/2013	—	(2,471)
	USD	1,892,392	AUD	2,028,900	1/16/2014	16,043	—

						100,876	(40,039)

Westpac Banking Corp.	CAD	1,760,700	USD	1,702,796	1/16/2014	17,331	—
	JPY	162,840,600	USD	1,644,353	11/20/2013	—	(11,830)
	USD	5,770,526	JPY	573,131,500	11/20/2013	58,555	—
	USD	1,838,065	GBP	1,182,300	12/18/2013	57,008	—
	USD	2,114,065	AUD	2,265,600	1/16/2014	17,015	—
						—	—

						149,909	(11,830)

Net Unrealized Appreciation/(Depreciation)						$1,195,824	$(327,941)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Switzerland Franc

CLP — Chilean Peso

COP — Colombian Peso

DKK — Danish Krone

EGP — Egyptian Pound

EUR — Euro Dollar

GBP — British Pound

HKD — Hong Kong Dollar

HUF — Hungarian Forint

ILS — Israeli Shekel

JPY — Japanese Yen

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Nuevo Sol

PHP — Phillipine Peso

PLN — Polish Zloty

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

Industry Allocation*
Medical-Drugs	9.2%
Diversified Banking Institutions	7.8
Banks-Commercial	7.3
Oil Companies-Integrated	6.5
Insurance-Life/Health	4.7
Insurance-Multi-line	4.6
Auto-Cars/Light Trucks	4.1
Commercial Paper	4.0
Cellular Telecom	3.1
Gas-Distribution	2.4
Chemicals-Diversified	2.2
Food-Misc./Diversified	1.9
Tobacco	1.9
Transport-Services	1.8
Telecom Services	1.7
Insurance-Property/Casualty	1.6
Diversified Manufacturing Operations	1.6
Building-Heavy Construction	1.6
Telephone-Integrated	1.6
Electronic Components-Semiconductors	1.6
Import/Export	1.6
Advertising Agencies	1.5
Real Estate Investment Trusts	1.5
Building-Residential/Commercial	1.5
Oil Companies-Exploration & Production	1.2
Travel Services	1.1
Real Estate Management/Services	1.1
Electric-Integrated	1.1
Real Estate Operations & Development	1.0
Finance-Credit Card	0.9
Finance-Leasing Companies	0.9
Machinery-Electrical	0.9
Insurance-Reinsurance	0.8
Aerospace/Defense-Equipment	0.8
Building Products-Cement	0.8
Metal-Diversified	0.8
Airlines	0.7
Television	0.7
Water	0.7
Cable/Satellite TV	0.7
Building & Construction Products-Misc.	0.7
Auto/Truck Parts & Equipment-Original	0.6
Medical-Generic Drugs	0.6
Toys	0.6
Casino Hotels	0.6
Retail-Convenience Store	0.6
Consulting Services	0.6
Metal-Iron	0.6
Power Converter/Supply Equipment	0.5
Electric Products-Misc.	0.5
Beverages-Non-alcoholic	0.5
Computers	0.4
Semiconductor Components-Integrated Circuits	0.4
Marine Services	0.3
Audio/Video Products	0.3
Electronic Components-Misc.	0.3
Machinery-General Industrial	0.3
Food-Retail	0.3
Transactional Software	0.3

100.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (See Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Australia	$19,147,257	$—	$—	$19,147,257
France	42,213,678	—	—	42,213,678
Germany	40,262,676	—	—	40,262,676
Japan	75,736,153	—	—	75,736,153
United Kingdom	82,438,851	—	—	82,438,851
Other Countries*	109,548,985	—	—	109,548,985
Preferred Securities	985,444	—	—	985,444
Short-Term Investment Securities:
Commercial Paper	—	15,345,000	—	15,345,000
Other Financial Instruments: @
Open Forward Foreign Currency Contracts- Appreciation	—	1,195,824	—	1,195,824

Total	$370,333,044	$16,540,824	$—	$386,873,868

LIABILITIES:
Other Financial Instruments: @
Open Forward Foreign Currency Contracts- Depreciation	$—	$327,941	$—	$327,941

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 95.1%
Australia — 0.6%
Challenger, Ltd.	188,317	$1,067,927
Flight Centre Travel Group, Ltd.	21,657	1,062,552

		2,130,479

Austria — 0.3%
Voestalpine AG	21,008	992,193

Belgium — 0.2%
Delhaize Group SA	10,696	683,501

Bermuda — 0.6%
Marvell Technology Group, Ltd.	85,568	1,026,816
Signet Jewelers, Ltd.	14,673	1,095,486

		2,122,302

Canada — 1.8%
InterOil Corp.†	11,297	784,577
Magna International, Inc.	10,580	896,101
Methanex Corp.	18,974	1,100,425
Suncor Energy, Inc.	37,661	1,368,604
Toronto-Dominion Bank	13,258	1,216,127
Valeant Pharmaceuticals International, Inc.†	10,168	1,074,961

		6,440,795

Cayman Islands — 0.6%
China Resources Cement Holdings, Ltd.	1,514,000	1,011,547
Sands China, Ltd.	171,200	1,221,122

		2,232,669

China — 0.9%
China Construction Bank Corp.	2,093,000	1,625,159
Industrial & Commercial Bank of China, Ltd.	2,196,000	1,535,189

		3,160,348

Denmark — 0.3%
TDC A/S	114,883	1,037,309

Finland — 1.0%
Sampo, Class A	22,533	1,067,430
Stora Enso OYJ, Class R	126,550	1,176,989
UPM-Kymmene Oyj	73,894	1,174,859

		3,419,278

France — 4.8%
AXA SA	72,005	1,798,871
BNP Paribas SA	19,066	1,411,869
Bouygues SA	31,835	1,244,417
Cie de St-Gobain	18,195	957,166
Electricite de France	36,420	1,277,768
Orange SA	72,760	998,765
Renault SA	12,698	1,112,198
Schneider Electric SA	13,484	1,136,005
SCOR SE	30,515	1,078,675
Societe Generale SA	21,126	1,199,557
Teleperformance	20,280	1,075,523
Total SA	44,853	2,756,599
Valeo SA	11,247	1,117,045

		17,164,458

Germany — 3.2%
Allianz SE	9,861	1,658,868
Bayer AG	20,380	2,532,997
Bayerische Motoren Werke AG	10,456	1,185,986
Continental AG	6,167	1,129,969
Daimler AG	16,277	1,335,729
Deutsche Post AG	39,432	1,334,454
Freenet AG	36,070	939,566
Stada Arzneimittel AG	20,959	1,206,722

		11,324,291

Hong Kong — 1.0%
Cheung Kong Holdings, Ltd.	72,000	1,127,409
China Overseas Land & Investment, Ltd.	396,000	1,223,294
CNOOC, Ltd.	525,000	1,075,326

		3,426,029

India — 0.7%
HDFC Bank, Ltd. ADR	42,872	1,554,110
Yes Bank, Ltd.	159,348	956,788

		2,510,898

Ireland — 1.8%
Actavis PLC†	7,854	1,214,071
Covidien PLC	16,818	1,078,202
Eaton Corp. PLC	12,331	870,075
Ingersoll-Rand PLC	16,584	1,119,918
Jazz Pharmaceuticals PLC†	11,882	1,078,173
XL Group PLC	29,642	906,156

		6,266,595

Italy — 0.3%
Azimut Holding SpA	45,857	1,164,928

Japan — 7.5%
Coca-Cola West Co., Ltd.	49,900	1,010,382
Daicel Corp.	121,000	1,016,435
Daikin Industries, Ltd.	24,700	1,414,228
East Japan Railway Co.	12,700	1,099,125
Fuji Electric Co., Ltd.	256,000	1,142,927
ITOCHU Corp.	79,100	947,623
Japan Tobacco, Inc.	31,200	1,126,411
Kawasaki Kisen Kaisha, Ltd.	430,000	979,559
KDDI Corp.	21,500	1,161,039
Kobe Steel, Ltd.	543,000	955,344
Marubeni Corp.	143,000	1,115,438
Mitsubishi Corp.	59,000	1,189,240
Mitsui Fudosan Co., Ltd.	34,000	1,118,580
Nippon Paint Co., Ltd.	62,000	1,037,852
Omron Corp.	28,800	1,095,414
ORIX Corp.	106,300	1,822,656
Sekisui House, Ltd.	84,000	1,198,536
Sumitomo Mitsui Financial Group, Inc.	38,500	1,846,105
T&D Holdings, Inc.	85,900	1,026,467
TOTO, Ltd.	76,000	1,069,704
Toyoda Gosei Co., Ltd.	32,100	798,501
Toyota Motor Corp.	38,800	2,509,590

		26,681,156

Jersey — 1.3%
Glencore Xstrata PLC	377,706	2,059,086

Shire PLC	31,689	1,397,786
WPP PLC	58,476	1,242,325

		4,699,197

Netherlands — 2.3%
ASML Holding NV	13,446	1,276,480
ING Groep NV CVA†	83,447	1,063,095
Koninklijke Ahold NV	62,223	1,184,455
LyondellBasell Industries NV, Class A	12,307	918,102
Nutreco NV	16,981	832,665
PostNL NV	230,653	1,209,459
Randstad Holding NV	7,053	435,287
SBM Offshore NV†	52,971	1,109,746

		8,029,289

Norway — 0.4%
Telenor ASA	51,928	1,247,378

Panama — 0.3%
Copa Holdings SA, Class A	6,392	955,860

Portugal — 0.2%
EDP—Energias de Portugal SA	235,455	866,996

Singapore — 0.3%
Avago Technologies, Ltd.	23,741	1,078,554

South Korea — 0.3%
Hyundai Motor Co.	4,836	1,153,437

Spain — 1.4%
Amadeus IT Holding SA, Class A	27,028	1,003,670
Ferrovial SA	57,064	1,088,187
Iberdrola SA	171,115	1,075,229
Repsol SA	61,540	1,652,735

		4,819,821

Sweden — 1.1%
NCC AB, Class B	33,596	1,034,832
Securitas AB, Class B	88,317	1,008,550
Svenska Cellulosa AB SCA, Class B	33,863	961,535
Trelleborg AB, Class B	53,688	1,014,927

		4,019,844

Switzerland — 5.5%
ACE, Ltd.	14,891	1,421,197
Actelion, Ltd.	9,286	718,952
Cie Financiere Richemont SA	16,681	1,710,660
Credit Suisse Group AG	35,525	1,105,274
GAM Holding AG	51,407	963,155
Georg Fischer AG	1,207	832,735
Lonza Group AG	12,873	1,150,604
Novartis AG	49,768	3,864,171
OC Oerlikon Corp. AG	69,753	976,319
Roche Holding AG	11,256	3,116,226
Swiss Re AG	13,819	1,213,836
TE Connectivity, Ltd.	21,359	1,099,775
UBS AG	65,847	1,274,341

		19,447,245

United Kingdom — 8.8%
3i Group PLC	172,143	1,029,808
Associated British Foods PLC	26,034	946,311
Barclays PLC	327,323	1,383,450
British American Tobacco PLC	23,838	1,313,302
Britvic PLC	96,752	969,575
BT Group PLC	185,796	1,123,102
Burberry Group PLC	45,094	1,109,862
Carillion PLC	155,666	758,768
Diageo PLC	34,714	1,105,972
Home Retail Group PLC	299,594	955,934
Imperial Tobacco Group PLC	35,015	1,307,571
Inchcape PLC	97,575	995,033
ITV PLC	357,464	1,094,158
J Sainsbury PLC	157,543	996,524
Legal & General Group PLC	312,615	1,084,196
Lloyds Banking Group PLC†	687,669	854,852
Meggitt PLC	113,604	1,042,823
Persimmon PLC	50,338	1,021,006
Prudential PLC	66,350	1,360,671
Rio Tinto PLC	44,737	2,265,274
St James’s Place PLC	97,762	1,059,640
Standard Chartered PLC	64,877	1,559,836
Taylor Wimpey PLC	589,971	1,042,447
Vodafone Group PLC	1,094,209	3,938,749
WM Morrison Supermarkets PLC	221,690	1,000,969

		31,319,833

United States — 47.6%
Allstate Corp.	25,473	1,351,597
Amazon.com, Inc.†	4,822	1,755,353
American Express Co.	14,988	1,226,018
Ameriprise Financial, Inc.	12,377	1,244,384
Amgen, Inc.	13,652	1,583,632
Amtrust Financial Services, Inc.	26,771	1,026,936
Anadarko Petroleum Corp.	15,266	1,454,697
Andersons, Inc.	13,587	1,007,884
Apache Corp.	15,018	1,333,598
Apple, Inc.	7,992	4,174,621
Archer-Daniels-Midland Co.	30,821	1,260,579
Assurant, Inc.	16,216	948,312
Avery Dennison Corp.	20,773	978,824
Avnet, Inc.	26,220	1,040,934
B/E Aerospace, Inc.†	16,866	1,368,845
Bank of America Corp.	175,451	2,449,296
Becton Dickinson and Co.	10,747	1,129,832
Best Buy Co., Inc.	24,479	1,047,701
Biogen Idec, Inc.†	4,982	1,216,555
Boeing Co.	12,047	1,572,133
Brocade Communications Systems, Inc.†	117,059	938,813
CA, Inc.	36,623	1,163,146
Capital One Financial Corp.	20,706	1,421,881
CBS Corp., Class B	17,923	1,059,966
Celgene Corp.†	8,006	1,188,811
Charter Communications, Inc., Class A†	7,860	1,055,126
Chesapeake Energy Corp.	35,273	986,233
Chevron Corp.	30,438	3,651,342
Cigna Corp.	13,306	1,024,296
Cisco Systems, Inc.	66,528	1,496,880
Citigroup, Inc.	66,044	3,221,626

Comcast Corp., Class A	30,805	1,465,702
ConocoPhillips	28,009	2,053,060
Corning, Inc.	72,003	1,230,531
CVS Caremark Corp.	24,165	1,504,513
Delta Air Lines, Inc.	39,234	1,034,993
Discover Financial Services	16,827	872,985
Dow Chemical Co.	23,003	907,928
Dr Pepper Snapple Group, Inc.	23,750	1,124,562
East West Bancorp, Inc.	29,004	977,145
EMC Corp.	51,811	1,247,091
Endo Health Solutions, Inc.†	21,652	946,842
EOG Resources, Inc.	8,860	1,580,624
Facebook, Inc., Class A†	22,360	1,123,814
Fifth Third Bancorp	52,522	999,494
First Niagara Financial Group, Inc.	84,233	929,090
Fluor Corp.	17,537	1,301,596
Freeport-McMoRan Copper & Gold, Inc.	39,705	1,459,556
Generac Holdings, Inc.	23,947	1,181,784
General Motors Co.†	39,718	1,467,580
Gilead Sciences, Inc.†	15,789	1,120,861
Goldman Sachs Group, Inc.	4,809	773,576
Google, Inc., Class A†	4,947	5,098,279
Halliburton Co.	22,801	1,209,137
Hanesbrands, Inc.	17,333	1,180,724
Hartford Financial Services Group, Inc.	35,613	1,200,158
Hess Corp.	15,859	1,287,751
Hewlett-Packard Co.	65,753	1,602,401
Honeywell International, Inc.	15,844	1,374,150
Humana, Inc.	9,830	905,835
ITT Corp.	29,307	1,164,367
J.M. Smucker Co.	10,138	1,127,447
Johnson & Johnson	52,947	4,903,422
Juniper Networks, Inc.†	49,070	914,665
Kraft Foods Group, Inc.	22,316	1,213,544
Kroger Co.	30,830	1,320,757
Lam Research Corp.†	21,670	1,175,164
Lear Corp.	12,830	992,914
Lexmark International, Inc., Class A	23,309	828,635
LinkedIn Corp., Class A†	4,223	944,558
Lorillard, Inc.	22,726	1,159,253
Lowe’s Cos., Inc.	30,193	1,503,008
LSI Corp.	117,905	999,834
Manpowergroup, Inc.	14,771	1,153,615
Marathon Oil Corp.	27,988	986,857
McKesson Corp.	7,698	1,203,505
Medtronic, Inc.	19,754	1,133,880
MetLife, Inc.	23,006	1,088,414
Mohawk Industries, Inc.†	9,681	1,281,958
Murphy Oil Corp.	17,747	1,070,499
Murphy USA, Inc.†	3,030	122,957
Mylan, Inc.†	28,681	1,086,149
NetApp, Inc.	21,039	816,524
News Corp., Class B†	7,478	134,081
Noble Energy, Inc.	17,908	1,341,846
Northrop Grumman Corp.	11,202	1,204,327
Nu Skin Enterprises, Inc., Class A	8,838	1,033,427
Ocwen Financial Corp.†	12,638	710,635
Omnicare, Inc.	15,271	842,196
Packaging Corp. of America	17,765	1,106,404
Pfizer, Inc.	116,260	3,566,857
Pinnacle Foods, Inc.	33,224	900,038
PNC Financial Services Group, Inc.	14,676	1,079,126
priceline.com, Inc.†	999	1,052,776
Prosperity Bancshares, Inc.	13,209	824,902
Prudential Financial, Inc.	14,449	1,176,004
QUALCOMM, Inc.	35,020	2,432,839
Raytheon Co.	12,665	1,043,216
SanDisk Corp.	18,325	1,273,587
SM Energy Co.	15,198	1,346,695
Snap-on, Inc.	10,476	1,090,237
Spirit Airlines, Inc.†	23,930	1,032,580
St Jude Medical, Inc.	18,368	1,054,140
State Street Corp.	15,943	1,117,126
Symantec Corp.	35,289	802,472
Synaptics, Inc.†	17,253	802,265
T-Mobile US, Inc.	42,570	1,180,466
Texas Instruments, Inc.	28,897	1,215,986
Thermo Fisher Scientific, Inc.	10,675	1,043,802
Tidewater, Inc.	16,825	1,013,202
Time Warner, Inc.	19,613	1,348,198
TJX Cos., Inc.	19,480	1,184,189
Torchmark Corp.	13,713	999,129
Total System Services, Inc.	31,783	948,087
Travelers Cos., Inc.	14,395	1,242,288
Trinity Industries, Inc.	20,853	1,055,787
Twenty-First Century Fox, Inc., Class B	35,249	1,198,466
United Technologies Corp.	14,323	1,521,819
United Therapeutics Corp.†	9,535	844,038
UnitedHealth Group, Inc.	18,359	1,253,185
Universal Health Services, Inc., Class B	12,316	992,177
Unum Group	28,884	916,778
URS Corp.	19,319	1,047,476
VCA Antech, Inc.†	40,304	1,146,649
VF Corp.	5,379	1,156,485
Wells Fargo & Co.	52,246	2,230,382
Wendy’s Co.	103,037	895,392
Whirlpool Corp.	7,652	1,117,269
Whiting Petroleum Corp.†	14,884	995,591
Xerox Corp.	68,428	680,174
Yahoo!, Inc.†	32,411	1,067,294

		168,995,624

Total Common Stocks (cost $286,548,954)		337,390,307

PREFERRED SECURITIES — 0.7%
Germany — 0.7%
Henkel AG & Co. KGaA	10,201	1,103,877
Volkswagen AG	5,168	1,313,554

Total Preferred Securities (cost $1,768,003)		2,417,431

Total Long-Term Investment Securities (cost $288,316,957)		339,807,738

REPURCHASE AGREEMENT — 3.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00% dated 10/31/2013 to be repurchased 11/01/2013 in the amount of $12,231,000 and collateralized by $13,630,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $12,476,493 (cost $12,231,000)	$12,231,000	12,231,000

TOTAL INVESTMENTS — (cost $300,547,957)(1)	99.2%	352,038,738
Other assets less liabilities	0.8	2,729,571

NET ASSETS —	100.0%	$354,768,309

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

Industry Allocation*
Medical-Drugs	6.9%
Diversified Banking Institutions	3.8
Oil Companies-Exploration & Production	3.7
Oil Companies-Integrated	3.7
Repurchase Agreement	3.4
Banks-Commercial	3.3
Insurance-Multi-line	3.3
Auto-Cars/Light Trucks	2.8
Insurance-Life/Health	2.8
Web Portals/ISP	1.7
Computers	1.7
Medical-Biomedical/Gene	1.6
Banks-Super Regional	1.6
Telephone-Integrated	1.5
Diversified Manufacturing Operations	1.5
Food-Retail	1.5
Cellular Telecom	1.4
Tobacco	1.4
Aerospace/Defense	1.3
Auto/Truck Parts & Equipment-Original	1.3
Metal-Diversified	1.2
Food-Misc./Diversified	1.0
Real Estate Operations & Development	1.0
Semiconductor Components-Integrated Circuits	1.0
Investment Management/Advisor Services	1.0
Computers-Memory Devices	1.0
Building-Residential/Commercial	1.0
Medical-HMO	1.0
Apparel Manufacturers	0.9
Paper & Related Products	0.9
Electronic Components-Semiconductors	0.9
Chemicals-Specialty	0.9
Import/Export	0.9
Electric-Integrated	0.9
Beverages-Non-alcoholic	0.9
Airlines	0.9
Building & Construction-Misc.	0.8
Aerospace/Defense-Equipment	0.8
Retail-Jewelry	0.8
Transport-Services	0.8
Multimedia	0.7
Cable/Satellite TV	0.7
Semiconductor Equipment	0.7
Engineering/R&D Services	0.7
Insurance-Property/Casualty	0.7
Agricultural Operations	0.7
Oil-Field Services	0.6
Power Converter/Supply Equipment	0.6
Medical-Generic Drugs	0.6
Insurance-Reinsurance	0.6
Medical Products	0.6
Electronic Components-Misc.	0.6
Medical Instruments	0.6
Television	0.6
Retail-Major Department Stores	0.6
Building & Construction Products-Misc.	0.6
Transport-Marine	0.6
Steel-Producers	0.6
Chemicals-Diversified	0.6
Finance-Credit Card	0.5
Finance-Leasing Companies	0.5
E-Commerce/Products	0.5
Computers-Periphery Equipment	0.4
Human Resources	0.4
Retail-Drug Store	0.4
Retail-Building Products	0.4
Networking Products	0.4
Metal-Copper	0.4
Building Products-Air & Heating	0.4
Instruments-Controls	0.4
Textile-Home Furnishings	0.4
Telecom Services	0.4
Telecom Equipment-Fiber Optics	0.4
Advertising Agencies	0.3
Casino Hotels	0.3
Medical-Wholesale Drug Distribution	0.3
Enterprise Software/Service	0.3
Veterinary Diagnostics	0.3
Machinery-Electrical	0.3
Rubber-Tires	0.3
Food-Confectionery	0.3
Internet Content-Entertainment	0.3
Appliances	0.3
Banks-Fiduciary	0.3
Containers-Paper/Plastic	0.3
Beverages-Wine/Spirits	0.3
Soap & Cleaning Preparation	0.3
Transport-Rail	0.3
Tools-Hand Held	0.3
Advertising Sales	0.3
Travel Services	0.3
E-Commerce/Services	0.3
Retail-Consumer Electronics	0.3
Instruments-Scientific	0.3
Electronic Parts Distribution	0.3
Coatings/Paint	0.3
Building-Heavy Construction	0.3
Multilevel Direct Selling	0.3
Private Equity	0.3
Building Products-Cement	0.3
Security Services	0.3
Transactional Software	0.3
Distribution/Wholesale	0.3
Medical-Hospitals	0.3
Office Supplies & Forms	0.3
Machinery-General Industrial	0.3
Commercial Services-Finance	0.3
Internet Content-Information/News	0.3
Computers-Integrated Systems	0.3
Savings & Loans/Thrifts	0.3
Telecommunication Equipment	0.3
Retail-Restaurants	0.3
Pharmacy Services	0.2
Internet Security	0.2
Finance-Consumer Loans	0.2
Office Automation & Equipment	0.2

99.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Japan	$26,681,156	$—	$—	$26,681,156
Switzerland	19,447,245	—	—	19,447,245
United Kingdom	31,319,833	—	—	31,319,833
United States	168,995,624	—	—	168,995,624
Other Countries*	90,946,449	—	—	90,946,449
Preferred Securities	2,417,431	—	—	2,417,431
Repurchase Agreement	—	12,231,000	—	12,231,000

Total	$339,807,738	$12,231,000	$—	$352,038,738

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 88.6%
Australia — 4.2%
AGL Energy, Ltd.	7,014	$103,682
ALS, Ltd.	4,216	39,967
Amcor, Ltd.	14,462	148,169
AMP, Ltd.	37,938	169,963
APA Group	9,301	53,273
Asciano, Ltd.	11,518	63,358
Aurizon Holdings, Ltd.	20,040	90,726
Australia & New Zealand Banking Group, Ltd.	33,237	1,063,048
BHP Billiton, Ltd.	32,913	1,171,517
Boral, Ltd.	184	859
Brambles, Ltd.	18,664	164,055
Coca-Cola Amatil, Ltd.	7,280	88,761
Cochlear, Ltd.	671	37,354
Commonwealth Bank of Australia	18,193	1,308,204
Crown Resorts, Ltd.	4,806	76,630
CSL, Ltd.	6,046	397,149
Echo Entertainment Group, Ltd.	8,637	21,633
Fortescue Metals Group, Ltd.	14,279	70,313
Goodman Group	22,317	106,730
Harvey Norman Holdings, Ltd.	6,938	21,377
Iluka Resources, Ltd.	5,258	51,187
Incitec Pivot, Ltd.	18,485	46,473
Insurance Australia Group, Ltd.†	26,493	154,746
Leighton Holdings, Ltd.	1,765	29,877
Lend Lease Group	1,207	13,005
Macquarie Group, Ltd.	3,661	176,297
National Australia Bank, Ltd.	25,346	845,878
Orica, Ltd.	4,219	84,019
Origin Energy, Ltd.	13,113	181,321
QBE Insurance Group, Ltd.	12,035	168,348
Rio Tinto, Ltd.	4,674	282,684
Santos, Ltd.	11,570	165,890
Shopping Centres Australasia Property Group	2,807	4,232
Sonic Healthcare, Ltd.	5,344	81,521
Stockland	68,333	258,986
Suncorp Group, Ltd.	14,739	186,391
Tabcorp Holdings, Ltd.	8,823	30,021
Tatts Group, Ltd.	16,952	50,310
Telstra Corp., Ltd.	48,023	235,115
Toll Holdings, Ltd.	8,061	43,961
Transurban Group	15,616	104,792
Wesfarmers, Ltd.†	11,614	471,681
Westfield Group	30,413	311,019
Westfield Retail Trust	51,100	149,238
Westpac Banking Corp.	33,040	1,070,800
Woodside Petroleum, Ltd.	7,526	276,134
Woolworths, Ltd.	14,039	463,087
WorleyParsons, Ltd.	2,638	55,002

		11,188,783

Austria — 0.4%
Erste Group Bank AG	3,586	126,469
OMV AG	5,859	279,580
Raiffeisen Bank International AG	804	29,551
Telekom Austria AG	19,974	164,535
Verbund AG	4,757	111,705
Vienna Insurance Group AG Wiener Versicherung Gruppe	529	28,030
Voestalpine AG	9,109	430,212

		1,170,082

Belgium — 0.8%
Ageas	1,120	47,666
Anheuser-Busch InBev NV	9,867	1,026,203
Anheuser-Busch InBev NV (VVPR)†(1)	10,360	0
Belgacom SA	2,971	81,343
Groupe Bruxelles Lambert SA	3,078	274,863
KBC Groep NV	2,147	117,041
Solvay SA	1,106	173,143
Telenet Group Holding NV	1,100	60,413
UCB SA	2,073	136,283
Umicore SA	2,656	126,703

		2,043,658

Bermuda — 0.1%
Cheung Kong Infrastructure Holdings, Ltd.	8,000	55,669
First Pacific Co., Ltd.	30,000	34,129
Li & Fung, Ltd.	66,000	92,790
Noble Group, Ltd.	20,686	17,152

		199,740

Cayman Islands — 0.1%
AAC Technologies Holdings, Inc.	8,500	37,331
MGM China Holdings, Ltd.	11,200	38,715
Sands China, Ltd.	26,800	191,157
Wynn Macau, Ltd.	17,200	65,557

		332,760

Denmark — 1.2%
AP Moeller - Maersk A/S, Series A	21	189,767
AP Moeller - Maersk A/S, Series B	39	377,345
Carlsberg A/S, Class B	1,792	178,931
Coloplast A/S	2,760	179,972
Danske Bank A/S†	14,724	343,893
DSV A/S	4,240	124,037
Novo Nordisk A/S, Class B	8,036	1,337,078
Novozymes A/S, Class B	5,063	198,345
TDC A/S	17,653	159,394

		3,088,762

Finland — 1.2%
Elisa Oyj	2,903	72,643
Fortum Oyj	15,211	338,705
Kesko Oyj, Class B	10,692	355,377
Kone Oyj, Class B	4,623	407,683
Metso Oyj	7,128	280,663
Neste Oil Oyj	4,114	81,608
Nokia Oyj†	94,312	713,250
Sampo, Class A	10,059	476,514
Stora Enso OYJ, Class R	12,969	120,619
UPM-Kymmene Oyj	14,181	225,467
Wartsila Oyj ABP	5,667	251,375

		3,323,904

France — 7.3%
Accor SA	1,748	78,356
Air Liquide SA	2,349	319,892
Alstom SA	5,665	210,751

AtoS	4,683	399,812
AXA SA	43,978	1,098,684
BNP Paribas SA	18,277	1,353,442
Bouygues SA	7,361	287,739
Cap Gemini SA	7,395	486,465
Carrefour SA	5,241	191,989
Casino Guichard Perrachon SA	201	22,627
CGG†	2,928	64,423
Christian Dior SA	1,173	222,970
Cie de St-Gobain	11,448	602,234
Cie Generale des Etablissements Michelin	3,885	406,269
CNP Assurances	2,560	45,186
Credit Agricole SA†	14,023	169,396
Danone SA	7,306	541,815
Dassault Systemes SA	356	43,265
Edenred	2,492	84,672
Electricite de France SA	1,205	42,277
Essilor International SA	1,708	183,436
Eurazeo	413	31,251
Fonciere Des Regions	196	16,811
GDF Suez	7,558	188,203
Gecina SA	184	24,620
ICADE	167	15,389
Imerys SA	258	20,727
Kering	1,128	256,303
Klepierre	731	32,832
L’Oreal SA	420	71,938
Lafarge SA	6,164	426,660
Lagardere SCA	1,554	56,525
Legrand SA	6,443	365,928
LVMH Moet Hennessy Louis Vuitton SA	4,665	898,147
Natixis	16,126	86,967
Orange SA	33,734	463,061
Pernod-Ricard SA	652	78,345
Publicis Groupe SA	3,122	260,395
Remy Cointreau SA	314	30,986
Renault SA	8,304	727,334
Safran SA	6,375	407,465
Sanofi	19,664	2,096,922
Schneider Electric SA	13,792	1,161,953
SCOR SE	2,211	78,157
Societe BIC SA	351	43,868
Societe Generale SA	25,789	1,464,327
Sodexo	899	87,262
Technip SA	1,874	196,302
Total SA	20,428	1,255,475
Unibail-Rodamco SE	1,348	353,238
Veolia Environnement SA	3,292	56,408
Vinci SA	17,599	1,128,921
Vivendi SA	8,055	204,461

		19,442,881

Germany — 8.8%
Adidas AG	4,019	458,807
Allianz SE	13,298	2,237,058
Axel Springer AG	700	42,213
BASF SE	20,655	2,149,036
Bayer AG	13,372	1,661,984
Bayerische Motoren Werke AG	7,907	896,862
Beiersdorf AG	2,288	218,420
Brenntag AG	1,189	201,473
Celesio AG	3,481	108,398
Commerzbank AG†	7,627	98,057
Continental AG	618	113,235
Daimler AG	17,305	1,420,089
Deutsche Bank AG	26,817	1,297,315
Deutsche Boerse AG	2,894	217,881
Deutsche Lufthansa AG†	18,852	365,131
Deutsche Post AG	27,212	920,906
Deutsche Telekom AG	57,070	898,846
E.ON SE	63,097	1,152,689
Fraport AG Frankfurt Airport Services Worldwide	655	50,754
Fresenius Medical Care AG & Co. KGaA	7,979	528,241
Fresenius SE & Co. KGaA	505	65,639
GEA Group AG	5,009	217,971
Hannover Rueck SE	788	63,221
Infineon Technologies AG	4,959	48,000
LANXESS AG	1,088	76,580
Linde AG	2,977	565,681
Merck KGaA	1,264	210,406
Metro AG	12,474	584,904
Muenchener Rueckversicherungs AG	6,100	1,274,641
Osram Licht AG†	1,625	84,205
ProSiebenSat.1 Media AG	1,684	80,209
RWE AG	10,758	397,155
SAP AG	21,069	1,655,167
Siemens AG	17,771	2,272,428
Telefonica Deutschland Holding AG	6,710	52,923
ThyssenKrupp AG†	6,445	164,732
United Internet AG	2,034	80,364
Volkswagen AG	1,998	489,657

		23,421,278

Hong Kong — 1.4%
AIA Group, Ltd.	134,400	682,141
Bank of East Asia, Ltd.	16,000	69,238
BOC Hong Kong Holdings, Ltd.	43,000	139,765
Cheung Kong Holdings, Ltd.	16,000	250,535
China Merchants Holdings International Co., Ltd.	29	103
CLP Holdings, Ltd.	22,500	181,236
Galaxy Entertainment Group, Ltd.†	24,000	179,079
Hang Lung Properties, Ltd.	26,000	85,683
Hang Seng Bank, Ltd.	9,600	160,103
Henderson Land Development Co., Ltd.	13,000	76,964
Hong Kong & China Gas Co., Ltd.	70,000	163,240
Hong Kong Exchanges and Clearing, Ltd.	13,000	210,099
Hutchison Whampoa, Ltd.	25,000	311,331
Hysan Development Co., Ltd.	8,000	37,456
Link REIT	25,500	128,931
MTR Corp., Ltd.	22,000	85,128
New World Development Co., Ltd.	44,418	61,646

Power Assets Holdings, Ltd.	17,500	145,589
Sino Land Co., Ltd.	34,304	48,140
SJM Holdings, Ltd.	22,000	70,940
Sun Hung Kai Properties, Ltd.	18,001	235,432
Swire Pacific, Ltd., Class A	8,000	92,506
Swire Properties, Ltd.	14,200	38,463
Wharf Holdings, Ltd.	17,000	143,841
Wheelock & Co., Ltd.	11,000	56,327

		3,653,916

Ireland — 0.4%
Bank of Ireland†	444,853	163,080
CRH PLC	18,870	458,611
Elan Corp. PLC (ISE)†	2,830	46,877
Elan Corp. PLC (LSE)†	9,845	159,469
Kerry Group PLC, Class A	2,144	137,298
Prothena Corp. PLC†	219	5,265
Ryanair Holdings PLC ADR†	1,100	55,231

		1,025,831

Isle of Man — 0.0%
Genting Singapore PLC	56,000	68,749

Italy — 0.6%
Fiat SpA†	15,886	124,886
Intesa Sanpaolo SpA	219,164	544,850
Luxottica Group SpA	3,307	179,603
UniCredit SpA	92,506	695,824
Unione di Banche Italiane SCPA	8,438	58,429

		1,603,592

Japan — 22.2%
Aeon Co., Ltd.	14,300	194,438
Aeon Mall Co., Ltd.	3,100	87,927
Ajinomoto Co., Inc.	17,000	237,374
Asahi Glass Co., Ltd.	28,200	173,508
Asahi Group Holdings, Ltd.	9,700	261,416
Asahi Kasei Corp.	33,000	250,025
Astellas Pharma, Inc.	11,900	660,775
Bank of Kyoto, Ltd.	11,000	96,430
Bank of Yokohama, Ltd.	50,000	274,586
Benesse Holdings, Inc.	2,400	89,332
Bridgestone Corp.	22,300	760,872
Canon, Inc.	8,000	251,398
Central Japan Railway Co.	4,466	576,815
Chiba Bank, Ltd.	24,000	170,365
Chubu Electric Power Co., Inc.	8,400	124,039
Chugai Pharmaceutical Co., Ltd.	5,900	138,245
Credit Saison Co., Ltd.	4,200	114,301
Dai Nippon Printing Co., Ltd.	15,400	161,001
Daido Steel Co., Ltd.	3,000	17,146
Daiichi Sankyo Co., Ltd.	17,300	319,856
Daikin Industries, Ltd.	7,800	446,598
Daito Trust Construction Co., Ltd.	2,500	254,500
Daiwa House Industry Co., Ltd.	15,400	307,123
Daiwa Securities Group, Inc.	60,000	544,290
Denso Corp.	19,009	909,563
East Japan Railway Co.	10,300	891,417
Eisai Co., Ltd.	4,800	187,939
FANUC Corp.	4,000	639,479
Fast Retailing Co., Ltd.	2,400	801,790
FUJIFILM Holdings Corp.	16,200	394,250
Fujitsu, Ltd.†	59,400	254,321
Fukuoka Financial Group, Inc.	26,000	116,872
Hankyu Hanshin Holdings, Inc.	24,000	134,242
Hirose Electric Co., Ltd.	800	121,550
Hisamitsu Pharmaceutical Co., Inc.	1,600	86,240
Hitachi Metals, Ltd.	2,000	26,848
Hitachi, Ltd.	108,800	757,938
Honda Motor Co., Ltd.	44,504	1,771,923
Hoya Corp.	11,600	277,584
IHI Corp.	36,000	151,571
Inpex Corp.	6,400	73,809
ITOCHU Corp.	41,800	500,767
Japan Real Estate Investment Corp.	15	171,616
Japan Retail Fund Investment Corp.	52	105,396
Japan Tobacco, Inc.	23,000	830,367
JFE Holdings, Inc.	16,200	366,077
JGC Corp.	6,000	228,516
Joyo Bank, Ltd.	30,000	154,988
JSR Corp.	4,300	81,426
JX Holdings, Inc.	74,500	367,462
Kajima Corp.	47,800	201,739
Kansai Electric Power Co., Inc.	14,500	182,854
Kao Corp.	13,000	431,659
Kawasaki Heavy Industries, Ltd.	30,000	116,546
Keikyu Corp.	12,000	112,641
Keio Corp.	6,000	41,432
Keyence Corp.	1,490	636,428
Kintetsu Corp.	45,500	167,045
Kirin Holdings Co., Ltd.	21,000	305,827
Kobe Steel, Ltd.	83,000	146,029
Komatsu, Ltd.	23,200	504,912
Konami Corp.	4,600	110,731
Konica Minolta, Inc.	16,000	132,126
Kubota Corp.	32,000	471,229
Kuraray Co., Ltd.	7,600	88,884
Kurita Water Industries, Ltd.	2,000	43,527
Kyocera Corp.	10,200	526,960
Kyushu Electric Power Co., Inc.	4,700	65,914
Lawson, Inc.	2,200	176,081
LIXIL Group Corp.	6,100	142,559
Marubeni Corp.	43,200	336,971
Maruichi Steel Tube, Ltd.	500	12,183
Mitsubishi Chemical Holdings Corp.	35,500	165,351
Mitsubishi Corp.	36,700	739,748
Mitsubishi Electric Corp.	47,800	522,577
Mitsubishi Estate Co., Ltd.	36,000	1,024,021
Mitsubishi Heavy Industries, Ltd.	91,400	578,163
Mitsubishi Materials Corp.	53,000	206,437
Mitsubishi Tanabe Pharma Corp.	6,800	95,710
Mitsubishi UFJ Financial Group, Inc.	116,011	731,484
Mitsui & Co., Ltd.	44,000	626,462
Mitsui Fudosan Co., Ltd.	25,000	822,485
Mitsui OSK Lines, Ltd.	4,000	16,841
Mizuho Financial Group, Inc.	613,000	1,277,992
MS&AD Insurance Group Holdings	11,100	285,035
Murata Manufacturing Co., Ltd.	6,600	528,242
Namco Bandai Holdings, Inc.	2,600	48,917

NEC Corp.	74,800	167,355
Nexon Co., Ltd.	3,000	34,964
NGK Insulators, Ltd.	10,400	173,880
NGK Spark Plug Co., Ltd.	6,000	136,377
Nidec Corp.	3,000	290,756
Nikon Corp.	7,500	138,055
Nintendo Co., Ltd.	2,900	325,008
Nippon Building Fund, Inc.	15	185,650
Nippon Express Co., Ltd.	27,400	137,097
Nippon Steel & Sumitomo Metal Corp.	285,000	936,184
Nippon Telegraph & Telephone Corp.	10,200	527,998
Nippon Yusen KK	34,000	103,387
Nissan Motor Co., Ltd.	66,300	662,123
Nitto Denko Corp.	4,900	255,639
NKSJ Holdings, Inc.	7,800	200,533
Nomura Holdings, Inc.	88,900	653,663
Nomura Research Institute, Ltd.	4,500	150,564
NSK, Ltd.	16,000	169,551
NTT Data Corp.	5,100	168,565
NTT DOCOMO, Inc.	13,900	220,523
Obayashi Corp.	35,000	223,177
OJI Holdings Corp.	30,800	140,327
Omron Corp.	7,100	270,050
Ono Pharmaceutical Co., Ltd.	2,200	165,565
Oriental Land Co., Ltd.	2,000	319,740
ORIX Corp.	20,630	353,729
Osaka Gas Co., Ltd.	41,200	173,046
Otsuka Holdings Co., Ltd.	6,400	181,593
Resona Holdings, Inc.	18,100	93,878
Rohm Co., Ltd.	5,000	204,159
Santen Pharmaceutical Co., Ltd.	1,900	95,744
Secom Co., Ltd.	4,300	258,009
Sekisui Chemical Co., Ltd.	16,000	185,010
Sekisui House, Ltd.	32,400	462,292
Seven & I Holdings Co., Ltd.	16,500	607,444
Shimamura Co., Ltd.	800	89,739
Shimano, Inc.	2,900	253,636
Shimizu Corp.	38,000	194,000
Shin-Etsu Chemical Co., Ltd.	9,248	520,100
Shionogi & Co., Ltd.	7,500	165,209
Shiseido Co., Ltd.	9,300	158,421
Shizuoka Bank, Ltd.	23,000	257,999
Showa Denko KK	24,000	32,462
SMC Corp.	1,400	324,336
Softbank Corp.	34,000	2,524,153
Sony Corp.	22,947	438,030
Stanley Electric Co., Ltd.	2,200	50,967
Sumitomo Chemical Co., Ltd.	34,400	125,244
Sumitomo Corp.	27,300	353,987
Sumitomo Electric Industries, Ltd.	16,900	252,305
Sumitomo Heavy Industries, Ltd.	14,000	61,650
Sumitomo Metal Mining Co., Ltd.	23,400	323,169
Sumitomo Mitsui Financial Group, Inc.	36,000	1,726,228
Sumitomo Mitsui Trust Holdings, Inc.	179,518	879,972
Sumitomo Realty & Development Co., Ltd.	12,000	564,426
T&D Holdings, Inc.	14,000	167,294
Taiheiyo Cement Corp.	20,000	84,410
Taisei Corp.	44,000	224,631
Takeda Pharmaceutical Co., Ltd.	16,800	797,030
TDK Corp.	4,000	169,226
Teijin, Ltd.	27,800	62,199
Terumo Corp.	5,100	245,846
THK Co., Ltd.	1,800	39,064
Tobu Railway Co., Ltd.	24,200	125,024
Tohoku Electric Power Co., Inc.	8,400	101,231
Tokio Marine Holdings, Inc.	22,871	745,465
Tokyo Electron, Ltd.	7,500	409,590
Tokyo Gas Co., Ltd.	43,400	234,809
Tokyu Corp.	32,000	217,065
Tokyu Fudosan Holdings Corp.†	17,000	167,009
TonenGeneral Sekiyu KK	11,000	102,024
Toppan Printing Co., Ltd.	12,200	96,032
Toray Industries, Inc.	29,100	181,117
Toshiba Corp.	92,000	389,220
Toyo Suisan Kaisha, Ltd.	4,000	126,920
Toyota Industries Corp.	3,150	138,231
Toyota Motor Corp.	81,100	5,245,561
Trend Micro, Inc.	3,600	133,265
Unicharm Corp.	2,900	185,508
USS Co., Ltd.	8,700	127,054
West Japan Railway Co.	1,416	63,290
Yahoo Japan Corp.	62,100	288,617
Yakult Honsha Co., Ltd.	2,400	121,428
Yamada Denki Co., Ltd.	33,200	92,851
Yamaha Motor Co., Ltd.	1,600	24,375
Yamato Holdings Co., Ltd.	7,000	149,924
Yamato Kogyo Co., Ltd.	400	14,787

		59,477,818

Jersey — 0.9%
Experian PLC	27,509	560,171
Glencore Xstrata PLC	43,486	237,066
Petrofac, Ltd.	2,952	69,247
Shire PLC	78	3,441
Wolseley PLC	6,496	350,071
WPP PLC	59,445	1,262,911

		2,482,907

Luxembourg — 0.1%
ArcelorMittal	17,481	276,155
Millicom International Cellular SA SDR	374	34,485
SES SA FDR	821	23,899
Subsea 7 SA	1,133	23,962

		358,501

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	24,683	11,922

Netherlands — 3.6%
Aegon NV	40,708	324,111
Akzo Nobel NV	6,162	448,107
ASML Holding NV	9,100	863,898
CNH Industrial NV†	87,421	1,033,840
Corio NV	1,352	58,989

European Aeronautic Defence and Space Co. NV	10,495	721,171
Fugro NV CVA	788	49,307
Gemalto NV	1,622	181,885
Heineken NV	3,347	231,309
ING Groep NV CVA†	113,224	1,442,447
Koninklijke Ahold NV	42,378	806,693
Koninklijke Boskalis Westminster NV	3,646	175,589
Koninklijke DSM NV	2,576	195,129
Koninklijke KPN NV†	68,648	219,409
Koninklijke Philips NV	23,820	843,469
Randstad Holding NV	1,156	71,344
Reed Elsevier NV	16,695	336,274
STMicroelectronics NV†	6,546	50,625
TNT Express NV	20,656	190,711
Unilever NV CVA	20,360	806,369
Wolters Kluwer NV	12,833	348,131
Ziggo NV	5,598	240,220

		9,639,027

Norway — 0.4%
Aker Solutions ASA	3,188	44,073
DNB ASA	15,187	269,144
Norsk Hydro ASA	12,940	57,820
Orkla ASA	10,008	81,116
Statoil ASA	12,138	287,493
Telenor ASA	15,531	373,075

		1,112,721

Poland — 0.5%
Bank Pekao SA	2,935	183,893
Bank Zachodni WBK SA	660	80,348
BRE Bank SA	436	72,187
Cyfrowy Polsat SA†	2,959	21,518
Eurocash SA	2,273	34,940
KGHM Polska Miedz SA	3,194	129,145
PGE SA	18,133	105,960
Polski Koncern Naftowy Orlen SA	7,795	110,079
Polskie Gornictwo Naftowe I Gazownictwo SA	42,651	78,508
Powszechna Kasa Oszczednosci Bank Polski SA	19,743	261,821
Powszechny Zaklad Ubezpieczen SA	1,308	199,065
Tauron Polska Energia SA	32,699	53,395
Telekomunikacja Polska SA	15,948	51,670

		1,382,529

Portugal — 0.3%
Banco Espirito Santo SA†	62,128	82,077
EDP - Energias de Portugal SA	54,378	200,232
Galp Energia SGPS SA	8,894	150,706
Jeronimo Martins SGPS SA	15,327	283,227
Portugal Telecom SGPS SA	20,622	93,098

		809,340

Singapore — 0.6%
Ascendas Real Estate Investment Trust	12,000	22,895
CapitaLand, Ltd.	20,000	50,233
CapitaMall Trust	17,004	27,651
City Developments, Ltd.	4,983	41,318
ComfortDelGro Corp., Ltd.	13,481	20,891
DBS Group Holdings, Ltd.	16,947	228,379
Jardine Cycle & Carriage, Ltd.	1,025	30,242
Keppel Corp., Ltd.	12,200	106,561
Keppel REIT	3,220	3,137
Oversea-Chinese Banking Corp., Ltd.	31,901	267,083
SembCorp Industries, Ltd.	9,370	40,129
SembCorp Marine, Ltd.	7,800	28,256
Singapore Airlines, Ltd.	1,810	15,198
Singapore Airlines, Ltd. 200	4,000	33,489
Singapore Exchange, Ltd.	5,008	29,592
Singapore Press Holdings, Ltd.	20,952	71,684
Singapore Technologies Engineering, Ltd.	10,000	33,972
Singapore Telecommunications, Ltd.	61,560	187,326
United Overseas Bank, Ltd.	14,059	235,863
Wilmar International, Ltd.	9,000	25,068

		1,498,967

Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	50,463	591,225
Banco de Sabadell SA	26,494	67,988
Banco Popular Espanol SA†	10,809	61,521
Banco Santander SA	92,928	825,045
CaixaBank	8,898	46,259
International Consolidated Airlines Group SA†	71,260	397,504
Telefonica SA	14,784	260,648

		2,250,190

Sweden — 2.9%
Assa Abloy AB, Class B	9,025	448,043
Electrolux AB, Series B	4,809	118,740
Elekta AB, Series B	8,412	124,102
Getinge AB, Class B	11,004	348,967
Hennes & Mauritz AB, Class B	26,715	1,154,343
Investment AB Kinnevik, Class B	1,633	60,179
Investor AB, Class B	16,243	521,877
Lundin Petroleum AB†	3,202	66,115
Nordea Bank AB†	68,438	876,591
Ratos AB, Class B Series B	955	8,275
Scania AB, Class B	9,141	183,383
Securitas AB, Class B	7,362	84,072
Skandinaviska Enskilda Banken AB, Class A	8,439	102,231
Skanska AB, Class B	12,822	247,138
Svenska Cellulosa AB SCA, Class B	12,987	368,764
Svenska Handelsbanken AB, Class A	16,159	732,137
Swedbank AB, Class A	3,412	88,985
Swedish Match AB	4,170	137,583
Tele2 AB, Series B	7,260	87,612
Telefonaktiebolaget LM Ericsson, Class B	86,736	1,035,336
TeliaSonera AB	52,435	434,527

Volvo AB, Class B	34,032	437,213

		7,666,213

Switzerland — 8.5%
ABB, Ltd.	59,033	1,507,461
Baloise Holding AG	1,342	156,186
Banque Cantonale Vaudoise	93	51,761
Cie Financiere Richemont SA	9,058	928,910
Credit Suisse Group AG	42,964	1,336,721
Geberit AG	1,249	373,454
Givaudan SA	162	229,962
Holcim, Ltd.	5,504	410,063
Julius Baer Group, Ltd.	6,743	331,372
Logitech International SA	5,525	56,568
Lonza Group AG	807	72,130
Nestle SA	59,922	4,325,664
Novartis AG	50,159	3,894,530
Pargesa Holding SA	129	10,272
Roche Holding AG	12,937	3,581,610
Schindler Holding AG	1,510	214,181
Sonova Holding AG	973	126,645
Swatch Group AG	583	372,989
Swiss Life Holding AG†	632	125,585
Swiss Prime Site AG	1,010	76,583
Swiss Re AG	7,873	691,550
Swisscom AG	531	271,016
Syngenta AG	1,337	540,046
UBS AG	126,475	2,447,678
Zurich Insurance Group AG	2,698	746,050

		22,878,987

Thailand — 0.0%
Univest Land PCL†(1)(2)	22,500	0

United Kingdom — 21.3%
3i Group PLC	13,150	78,667
Aberdeen Asset Management PLC	29,578	210,047
Admiral Group PLC	4,151	85,127
Aggreko PLC	60,770	1,568,761
AMEC PLC	3,764	71,034
Anglo American PLC	51,837	1,234,264
Antofagasta PLC	309	4,236
ARM Holdings PLC	67,364	1,064,452
AstraZeneca PLC	27,285	1,447,646
Aviva PLC	136,382	982,069
BAE Systems PLC	111,181	810,582
Barclays PLC	447,818	1,892,730
BG Group PLC†	76,918	1,570,611
BHP Billiton PLC	24,767	766,628
BP PLC	319,018	2,469,074
British American Tobacco PLC	30,463	1,678,292
British Land Co. PLC	21,851	217,923
British Sky Broadcasting Group PLC	54,507	819,342
BT Group PLC	134,495	812,997
Bunzl PLC	12,209	269,560
Burberry Group PLC	10,481	257,960
Capita PLC	5,588	88,344
Carnival PLC	5,559	198,232
Centrica PLC	69,167	391,929
Cobham PLC	21,193	97,933
Compass Group PLC	49,048	705,432
Croda International PLC	2,798	109,287
Diageo PLC	43,018	1,370,534
easyJet PLC	9,451	198,362
GKN PLC	30,798	181,675
GlaxoSmithKline PLC	101,280	2,668,917
Hammerson PLC	17,487	148,324
HSBC Holdings PLC	497,438	5,440,373
ICAP PLC	7,148	44,148
Imperial Tobacco Group PLC	13,163	491,548
InterContinental Hotels Group PLC	7,509	218,765
Intertek Group PLC	4,393	234,697
Intu Properties PLC	11,356	62,673
Investec PLC	4,501	31,509
J Sainsbury PLC	25,361	160,419
Johnson Matthey PLC	4,030	194,109
Kingfisher PLC	19,635	118,847
Land Securities Group PLC	19,230	304,788
Legal & General Group PLC	153,122	531,050
Lloyds Banking Group PLC†	1,237,276	1,538,077
Marks & Spencer Group PLC	34,246	276,472
Meggitt PLC	21,123	193,898
National Grid PLC	71,632	901,035
Next PLC	4,166	363,713
Old Mutual PLC	121,817	397,674
Pearson PLC	23,892	499,542
Prudential PLC	56,171	1,151,925
Reckitt Benckiser Group PLC	16,754	1,302,335
Reed Elsevier PLC	29,529	413,811
Rexam PLC	15,357	127,919
Rio Tinto PLC	14,934	756,188
Rolls-Royce Holdings PLC	45,226	833,926
Royal Bank of Scotland Group PLC†	37,533	221,223
Royal Dutch Shell PLC, Class A	88,886	2,959,422
Royal Dutch Shell PLC, Class B	59,941	2,075,481
RSA Insurance Group PLC	88,773	182,763
SABMiller PLC†	13,764	718,131
Sage Group PLC	38,397	207,538
Schroders PLC	2,342	96,846
Segro PLC	17,430	91,332
Severn Trent PLC	9,945	296,114
Smith & Nephew PLC	68,492	875,266
Smiths Group PLC	8,111	186,624
SSE PLC	30,543	693,452
Standard Chartered PLC	54,856	1,318,901
Standard Life PLC	48,207	272,079
Tesco PLC	142,792	833,845
TUI Travel PLC	13,890	85,744
Tullow Oil PLC	408	6,166
Unilever PLC	17,309	700,769
United Utilities Group PLC	5,290	59,756
Vodafone Group PLC	1,050,595	3,781,755
Weir Group PLC	4,960	179,337
Whitbread PLC	4,623	254,472

WM Morrison Supermarkets PLC		282	1,273

			57,158,701

Total Common Stocks (cost $198,009,906)			237,291,759

PREFERRED SECURITIES — 0.5%
Germany — 0.5%
Henkel AG & Co. KGaA	EUR	3,642	394,110
Porsche Automobil Holding SE	EUR	3,160	296,001
RWE AG	EUR	839	28,650
Volkswagen AG	EUR	2,245	570,613

			1,289,374

United Kingdom — 0.0%
Rolls-Royce Holdings PLC	GBP	3,889,436	6,236

Total Preferred Securities (cost $857,500)			1,295,610

RIGHTS — 0.0%
Hong Kong — 0.0%
New World Hotels Expires 12/31/2013(1)(2) (strike price $0)		555	0

Total Long-Term Investment Securities (cost $198,867,406)			238,587,369

REPURCHASE AGREEMENT — 9.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 10/31/2013, to be repurchased 11/01/2013 in the amount of $24,620,000 collateralized by $27,435,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $25,113,176 (cost $24,620,000)		$24,620,000	24,620,000

TOTAL INVESTMENTS — (cost $223,487,406) (3)		98.3%	263,207,369
Other assets less liabilities		1.7	4,601,446

NET ASSETS —		100.0%	$267,808,815

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1
(2)	Illiquid security. At October 31, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt
CVA	— Certification Van Aandelen (Dutch Cert.)
FDR	— Federal Depository Receipt
ISE	— Irish Stock Exchange
LSE	— London Stock Exchange
SDR	— Swedish Depository Receipt
VVPR	— Reduced tax rate shares

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2013	Unrealized Appreciation (Depreciation)
68	Long	CAC40 10 EURO	November 2013	$3,889,273	$3,964,981	$75,708
1	Long	DAX Index	December 2013	292,714	306,597	13,883
11	Long	Euro Stoxx 50	December 2013	434,317	456,869	22,552
73	Long	IBEX 35 Index	November 2013	9,643,733	9,771,519	127,786
21	Long	Hang Seng Index	November 2013	3,139,080	3,147,698	8,618
54	Long	FTSE/MIB Index	December 2013	6,505,166	7,091,728	586,562
26	Long	SPI 200 Index	December 2013	3,230,713	3,327,307	96,594

						$931,703

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of New York	USD	7,886,217	AUD	8,223,886	11/21/2013	$—	$(122,040)
	USD	678,422	GBP	424,941	11/21/2013	2,843	—

						2,843	(122,040)

Deutsche Bank AG	GBP	1,708,838	USD	2,728,160	11/21/2013	—	(11,440)
	USD	808,900	CHF	739,775	11/21/2013	6,525	—

						6,525	(11,440)

JPMorgan Chase Bank N.A	USD	16,245,488	EUR	12,029,088	11/21/2013	87,611	—

State Street Bank & Trust Company	EUR	797,460	USD	1,076,990	11/21/2013	—	(5,802)
	HKD	25,031,908	USD	3,228,615	11/21/2013	—	(200)
	USD	218,956	GBP	137,148	11/21/2013	920	—
	USD	3,228,324	HKD	25,031,908	11/21/2013	491	—

						1,411	(6,002)

UBS AG	EUR	5,784,410	USD	7,864,880	11/21/2013	10,807	—
	JPY	668,287,015	USD	6,779,436	11/21/2013	—	(17,464)
	USD	2,282,475	EUR	1,659,985	11/21/2013	—	(28,548)
	USD	1,455,733	GBP	911,812	11/21/2013	6,080	—

						16,887	(46,012)

Net Unrealized Appreciation (Depreciation)						$115,277	$(185,494)

AUD — Australian Dollar

CHF — Swiss Franc

EUR — Euro Dollar

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

USD — United States Dollars

Industry Allocation*
Repurchase Agreements	9.2%
Medical-Drugs	7.6
Diversified Banking Institutions	7.1
Banks-Commercial	6.3
Auto-Cars/Light Trucks	4.5
Oil Companies-Integrated	3.6
Telephone-Integrated	2.7
Food-Misc./Diversified	2.6
Insurance-Life/Health	2.2
Insurance-Multi-line	1.9
Chemicals-Diversified	1.8
Food-Retail	1.6
Electric-Integrated	1.6
Cellular Telecom	1.5
Diversified Minerals	1.3
Tobacco	1.2
Electronic Components-Misc.	1.1
Diversified Manufacturing Operations	1.1
Brewery	1.1
Real Estate Investment Trusts	1.0
Steel-Producers	1.0
Real Estate Operations & Development	0.9
Import/Export	0.9
Insurance-Property/Casualty	0.9
Transport-Rail	0.8
Retail-Apparel/Shoe	0.8
Oil Companies-Exploration & Production	0.8
Insurance-Reinsurance	0.8
Auto/Truck Parts & Equipment-Original	0.8
Commercial Services	0.7
Engineering/R&D Services	0.7
Gas-Distribution	0.7
Aerospace/Defense	0.7
Wireless Equipment	0.7
Soap & Cleaning Preparation	0.7
Machinery-General Industrial	0.6
Enterprise Software/Service	0.6
Medical Products	0.6
Machinery-Farming	0.6
Transport-Services	0.6
Electric Products-Misc.	0.6
Metal-Diversified	0.6
Building & Construction-Misc.	0.6
Rubber-Tires	0.6
Beverages-Wine/Spirits	0.5
Building-Heavy Construction	0.5
Finance-Investment Banker/Broker	0.5
Building Products-Cement	0.5
Electronic Components-Semiconductors	0.5
Semiconductor Equipment	0.5
Advertising Agencies	0.5
Telecom Services	0.5
Diversified Operations	0.5
Cosmetics & Toiletries	0.5
Computer Services	0.5
Retail-Jewelry	0.4
Real Estate Management/Services	0.4
Power Converter/Supply Equipment	0.4
Building & Construction Products-Misc.	0.4
Airlines	0.4
Machinery-Electrical	0.4
Aerospace/Defense-Equipment	0.4
Building-Residential/Commercial	0.4
Textile-Apparel	0.3
Industrial Gases	0.3
Paper & Related Products	0.3
Cable/Satellite TV	0.3
Publishing-Periodicals	0.3
Food-Catering	0.3
Chemicals-Specialty	0.3
Auto-Heavy Duty Trucks	0.3
Metal Processors & Fabrication	0.3
Investment Management/Advisor Services	0.2
Transport-Marine	0.2
Photo Equipment & Supplies	0.2
Oil Refining & Marketing	0.2
Casino Hotels	0.2
Industrial Automated/Robotic	0.2
Electronic Measurement Instruments	0.2
Investment Companies	0.2
Hotels/Motels	0.2
Agricultural Chemicals	0.2
Commercial Services-Finance	0.2
Multimedia	0.2
Retail-Major Department Stores	0.2
Dialysis Centers	0.2
Diversified Operations/Commercial Services	0.2
Machinery-Construction & Mining	0.2
Apparel Manufacturers	0.2
Distribution/Wholesale	0.2
Medical Instruments	0.2
Retail-Misc./Diversified	0.2
Athletic Footwear	0.2
Finance-Other Services	0.2
Building Products-Air & Heating	0.2
Audio/Video Products	0.2
Computers-Integrated Systems	0.2
Electronics-Military	0.2
Medical-Biomedical/Gene	0.2
Optical Supplies	0.2
Water	0.1
Oil-Field Services	0.1
Toys	0.1
Web Portals/ISP	0.1
Diversified Financial Services	0.1
Finance-Leasing Companies	0.1
Security Services	0.1
Publishing-Books	0.1
Resorts/Theme Parks	0.1
Advertising Services	0.1
Printing-Commercial	0.1
Bicycle Manufacturing	0.1
Office Automation & Equipment	0.1
Textile-Products	0.1
Retail-Discount	0.1
Applications Software	0.1
Non-Ferrous Metals	0.1
Cruise Lines	0.1
Computer Data Security	0.1
Machinery-Pumps	0.1
Retail-Convenience Store	0.1
Building Products-Doors & Windows	0.1
Computers-Memory Devices	0.1
Transport-Truck	0.1
Containers-Paper/Plastic	0.1
Internet Security	0.1
Precious Metals	0.1
Appliances	0.1
Medical-Wholesale Drug Distribution	0.1
Publishing-Newspapers	0.1

98.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Belgium	$2,043,658	$—	$0	$2,043,658
France	19,442,881	—	—	19,442,881
Germany	23,421,278	—	—	23,421,278
Japan	59,477,818	—	—	59,477,818
Switzerland	22,878,987	—	—	22,878,987
Thailand	—	—	0	0
United Kingdom	57,158,701	—	—	57,158,701
Other Countries*	52,868,436	—	—	52,868,436
Preferred Securities	1,295,610	—	—	1,295,610
Rights:
Hong Kong	—	—	0	0
Repurchase Agreement	—	24,620,000	—	24,620,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	931,703	—	—	931,703
Open Forward Foreign Currency Contracts-Appreciation	—	115,277	—	115,277

Total	$239,519,072	$24,735,277	$0	$264,254,349

LIABILITIES:
Other Financial Instruments:@
Open Forward Foreign Currency Contracts-Depreciation	—	185,494	—	185,494

Total	$—	$185,494	$—	$185,494

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013—

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 92.6%
Bermuda — 1.1%
Shenzhen International Holdings, Ltd.	7,402,500	$907,052
Skyworth Digital Holdings, Ltd.	2,258,000	1,095,070
VimpelCom, Ltd. ADR	134,540	1,936,031

		3,938,153

Brazil — 6.6%
Banco do Brasil SA	322,980	4,289,195
Companhia Brasileira de Distribuicao Grupo Pao de Acuca ADR	61,260	3,088,729
Embraer SA†	403,090	2,941,934
Even Construtora e Incorporadora SA	332,930	1,240,945
Ez Tec Empreendimentos e Participacoes SA	80,840	1,189,036
Grendene SA	67,350	610,305
Kroton Educacional SA†	71,840	1,061,470
M. Dias Branco SA	40,730	1,910,321
Porto Seguro SA	96,850	1,217,002
Telefonica Brasil SA ADR	165,700	3,675,226
Tim Participacoes SA	331,600	1,690,417

		22,914,580

Cayman Islands — 3.4%
China Shanshui Cement Group, Ltd.	1,148,000	407,197
Dongyue Group, Ltd.	2,011,000	946,750
Geely Automobile Holdings, Ltd.	2,240,000	1,132,568
Giant Interactive Group, Inc. ADR	135,990	1,203,511
Lee & Man Paper Manufacturing, Ltd.	1,486,000	1,063,756
NetEase, Inc. ADR	39,610	2,674,071
Perfect World Co., Ltd. ADR	28,120	492,944
TPK Holding Co., Ltd.	183,000	1,286,254
Truly International Holdings, Ltd.	1,344,000	858,094
WuXi PharmaTech Cayman, Inc. ADR†	53,320	1,559,610

		11,624,755

China — 12.5%
Bank of China, Ltd., Class H	11,812,000	5,545,683
China CITIC Bank Corp., Ltd.	5,806,000	3,257,591
China Construction Bank Corp., Class H	10,406,000	8,079,984
China Merchants Bank Co., Ltd., Class H	1,424,430	2,829,385
China Petroleum & Chemical Corp., Class H	6,260,600	5,111,518
Dongfeng Motor Group Co., Ltd.	1,160,000	1,633,845
Great Wall Motor Co., Ltd., Class H	585,000	3,429,414
Guangzhou R&F Properties Co., Ltd.	942,800	1,653,822
Industrial & Commercial Bank of China, Ltd., Class H	11,086,000	7,750,048
Ping An Insurance Group Co. of China, Ltd.	537,500	4,232,474

		43,523,764

Hong Kong — 6.4%
China Mobile, Ltd.	838,500	8,803,547
CNOOC, Ltd.	3,181,000	6,515,450
Lenovo Group, Ltd.	2,396,000	2,558,865
Shougang Fushan Resources Group, Ltd.	2,074,000	695,524
SJM Holdings, Ltd.	1,167,000	3,763,059

		22,336,445

Hungary — 0.9%
OTP Bank PLC	147,770	3,067,788

India — 7.2%
Cairn India, Ltd.	192,710	1,000,317
Canara Bank	137,840	582,268
HCL Technologies, Ltd.	108,490	1,929,535
Housing Development Finance Corp.	332,210	4,632,723
Infosys, Ltd. ADR	99,980	5,304,939
Oil & Natural Gas Corp., Ltd.	756,490	3,604,268
Oil India, Ltd.	97,110	747,425
Punjab National Bank, Ltd.	78,810	701,474
Rural Electrification Corp., Ltd.	240,660	763,627
State Bank of India	40,610	1,186,812
Tata Motors, Ltd. ADR	146,730	4,595,583

		25,048,971

Indonesia — 1.8%
Alam Sutera Realty Tbk PT	13,874,500	750,804
Bank Rakyat Indonesia Persero Tbk PT	2,684,500	1,881,353
Telekomunikasi Indonesia Persero Tbk PT	17,781,500	3,706,944

		6,339,101

Ireland — 0.9%
Dragon Oil PLC	312,390	2,950,218

Mexico — 1.7%
Compartamos SAB de CV	988,200	1,918,497
Grupo Financiero Banorte SAB de CV, Class O	627,090	4,014,222

		5,932,719

Poland — 3.7%
Eurocash SA	32,640	501,730
KGHM Polska Miedz SA	67,350	2,723,211
Polskie Gornictwo Naftowe I Gazownictwo SA	513,970	946,065
Powszechna Kasa Oszczednosci Bank Polski SA	342,230	4,538,476
Powszechny Zaklad Ubezpieczen SA	26,590	4,046,745

		12,756,227

Qatar — 0.4%
Industries Qatar QSC	27,500	1,205,014

Russia — 8.5%
Lukoil OAO ADR (LSE)	79,700	5,228,320
Lukoil OAO ADR (OTC)	17,620	1,153,581
Magnit OJSC†	5,436	1,466,363
MMC Norilsk Nickel OJSC ADR	191,440	2,898,402
Mobile Telesystems OJSC	13,310	141,107
Mobile Telesystems OJSC ADR	188,150	4,289,820
Rosneft OAO GDR	506,210	3,996,528
Sberbank of Russia ADR	511,610	6,533,260
Tatneft OAO ADR	91,640	3,767,320

		29,474,701

South Africa — 4.1%
AVI, Ltd.	155,970	916,671
Clicks Group, Ltd.	162,410	1,011,953
FirstRand, Ltd.	1,249,200	4,479,761
Imperial Holdings, Ltd.	139,900	2,972,549
MTN Group, Ltd.	165,650	3,292,621
Tiger Brands, Ltd.	52,260	1,531,450

		14,205,005

South Korea — 16.5%
BS Financial Group, Inc.	122,420	1,967,722
Grand Korea Leisure Co., Ltd.	42,790	1,561,134
GS Home Shopping, Inc.	4,940	1,139,122
Halla Visteon Climate Control Corp.	45,750	1,712,255
Hyosung Corp.	13,810	932,167
Hyundai Marine & Fire Insurance Co., Ltd.	40,560	1,160,496
Hyundai Motor Co.	28,120	6,706,915
Kangwon Land, Inc.	56,740	1,559,247
Kia Motors Corp.	78,530	4,567,807
KT&G Corp.	56,800	4,149,894
Partron Co., Ltd.	41,320	668,054
Samsung Electronics Co., Ltd.	13,470	18,603,394
SK Holdings Co., Ltd.	18,890	3,428,070
SK Hynix, Inc.†	120,900	3,641,532
SK Telecom Co., Ltd.	10,130	2,167,815
Woori Finance Holdings Co., Ltd.	284,180	3,375,600

		57,341,224

Taiwan — 11.1%
Asustek Computer, Inc.	196,000	1,501,046
Catcher Technology Co., Ltd.	427,000	2,485,304
Chicony Electronics Co., Ltd.	650,250	1,617,906
Chipbond Technology Corp.	699,000	1,413,251
Fubon Financial Holding Co., Ltd.	2,444,000	3,577,052
Grand Pacific Petrochemical	870,000	672,203
Hon Hai Precision Industry Co., Ltd.	1,355,300	3,436,745
Huaku Development Co., Ltd.	325,000	910,414
Inventec Corp.	1,196,000	1,070,638
Kenda Rubber Industrial Co., Ltd.	379,361	745,048
Lite-On Technology Corp.	1,505,240	2,633,446
Pou Chen Corp.	1,163,000	1,417,158
Realtek Semiconductor Corp.	649,240	1,511,531
Taiwan Semiconductor Manufacturing Co., Ltd.	1,049,000	3,909,716
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	389,900	7,178,059
Uni-President Enterprises Corp.	2,058,100	3,922,926
Vanguard International Semiconductor Corp.	578,000	625,620

		38,628,063

Thailand — 1.0%
PTT Global Chemical PCL NVDR	1,358,400	3,426,005

Turkey — 3.7%
Arcelik AS	238,610	1,523,996
Eregli Demir ve Celik Fabrikalari TAS	945,780	1,312,366
Ford Otomotiv Sanayi AS	66,010	929,183
Koza Altin Isletmeleri AS	65,800	1,166,848
TAV Havalimanlari Holding AS	99,710	724,255
Tofas Turk Otomobil Fabrikasi AS	165,750	1,100,156
Tupras Turkiye Petrol Rafinerileri AS	96,800	2,196,639
Turk Hava Yollari†	340,200	1,332,681
Turkiye Halk Bankasi AS	5,010	40,532
Turkiye Is Bankasi, Class C	932,290	2,559,273

		12,885,929

United Arab Emirates — 0.3%
First Gulf Bank PJSC	218,170	962,253

United Kingdom — 0.5%
Old Mutual PLC	515,600	1,672,313

United States — 0.3%
CTC Media, Inc.	94,940	1,200,042

Total Common Stocks (cost $308,719,669)		321,433,270

PREFERRED SECURITIES — 4.9%
Brazil — 4.9%
Banco do Estado do Rio Grande do Sul SA, Class B	153,080	1,103,581
Cia de Bebidas das Americas ADR	163,740	6,091,128
Itau Unibanco Holding SA ADR	441,395	6,801,897
Petroleo Brasileiro SA ADR	89,900	1,632,584
Vale SA ADR	93,670	1,371,329

Total Preferred Securities (cost $18,724,789)		17,000,519

Total Long-Term Investment Securities (cost $327,444,458)		338,433,789

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Time Deposits — 2.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 11/01/2013 (cost $7,737,000)	$7,737,000	7,737,000

TOTAL INVESTMENTS — (cost $335,181,458) (1)	99.7%	346,170,789
Other assets less liabilities	0.3	1,100,465

NET ASSETS —	100.0%	$347,271,254

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

OTC — Over The Counter U.S.

LSE — London Stock Exchange

Industry Allocation*
Banks-Commercial	20.4%
Auto-Cars/Light Trucks	6.9
Electronic Components-Semiconductors	6.4
Oil Companies-Integrated	6.4
Cellular Telecom	5.8
Oil Companies-Exploration & Production	4.3
Semiconductor Components-Integrated Circuits	4.2
Diversified Financial Services	2.6
Time Deposits	2.2
Casino Hotels	2.0
Brewery	1.7
Electronic Components-Misc.	1.7
Telecom Services	1.6
Oil Refining & Marketing	1.6
Metal-Diversified	1.6
Insurance-Multi-line	1.6
Food-Misc./Diversified	1.5
Computer Services	1.5
Insurance-Property/Casualty	1.5
Chemicals-Diversified	1.5
Computers	1.4
Finance-Mortgage Loan/Banker	1.3
Food-Retail	1.3
Computers-Periphery Equipment	1.3
Internet Content-Entertainment	1.2
Tobacco	1.2
Diversified Operations	1.2
Real Estate Operations & Development	1.1
Telephone-Integrated	1.1
Aerospace/Defense	0.8
Metal Processors & Fabrication	0.7
Retail-Misc./Diversified	0.6
Applications Software	0.6
Food-Flour & Grain	0.5
Auto/Truck Parts & Equipment-Original	0.5
Investment Management/Advisor Services	0.5
Research & Development	0.5
Appliances	0.5
Athletic Footwear	0.4
Metal-Iron	0.4
Airlines	0.4
Steel-Producers	0.4
Building-Residential/Commercial	0.4
Petrochemicals	0.4
Television	0.3
Gold Mining	0.3
Banks-Super Regional	0.3
Audio/Video Products	0.3
Paper & Related Products	0.3
Schools	0.3
Metal Products-Distribution	0.3
Public Thoroughfares	0.3
Finance-Commercial	0.2
Building-Heavy Construction	0.2
Rubber-Tires	0.2
Airport Development/Maintenance	0.2
Coal	0.2
Wireless Equipment	0.2
Footwear & Related Apparel	0.2
Food-Wholesale/Distribution	0.1
Building Products-Cement	0.1

99.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (See Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Brazil	$22,914,580	$—	$—	$22,914,580
China	43,523,764	—	—	43,523,764
Hong Kong	22,336,445	—	—	22,336,445
India	25,048,971	—	—	25,048,971
Russia	29,474,701	—	—	29,474,701
South Korea	57,341,224	—	—	57,341,224
Taiwan	38,628,063	—	—	38,628,063
Other Countries*	82,165,522	—	—	82,165,522
Preferred Securities	17,000,519	—	—	17,000,519
Short-Term Investment Securities:
Time Deposits	—	7,737,000	—	7,737,000

Total	$338,433,789	$7,737,000	$—	$346,170,789

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2013 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 94.3%
Australia — 0.8%
Qantas Airways, Ltd.†	5,848,486	$6,881,983

Bermuda — 0.0%
Noble Group, Ltd.	364,000	301,819

Canada — 1.9%
Talisman Energy, Inc.	870,650	10,855,464
Trican Well Service, Ltd.	448,300	6,298,945

		17,154,409

China — 3.1%
China Life Insurance Co., Ltd.	4,168,000	11,074,526
China Telecom Corp., Ltd.	27,609,383	14,422,546
Shanghai Pharmaceuticals Holding Co., Ltd.	1,145,000	2,368,864

		27,865,936

France — 14.7%
Alstom SA	329,890	12,272,677
AXA SA	473,514	11,829,605
BNP Paribas SA	263,970	19,547,413
Cie de St-Gobain	189,680	9,978,305
Cie Generale des Etablissements Michelin	124,955	13,067,025
Credit Agricole SA†	681,140	8,228,100
Lafarge SA	99,830	6,910,039
Orange SA	668,610	9,177,906
Sanofi	161,528	17,224,963
Total SA	167,370	10,286,313
Vivendi SA	573,965	14,569,024

		133,091,370

Germany — 10.8%
Bayer AG	131,090	16,292,962
Commerzbank AG†	526,060	6,763,305
Deutsche Boerse AG	127,430	9,593,848
Deutsche Lufthansa AG†	370,300	7,172,079
HeidelbergCement AG	176,770	13,934,942
Merck KGaA	63,100	10,503,630
Metro AG	254,270	11,922,688
Muenchener Rueckversicherungs AG	57,900	12,098,646
Siemens AG	76,570	9,791,223

		98,073,323

Hong Kong — 1.6%
Cheung Kong Holdings, Ltd.	5,807	90,928
China Mobile, Ltd.	887,500	9,318,006
Hutchison Whampoa, Ltd.	401,000	4,993,751

		14,402,685

Ireland — 1.8%
CRH PLC	405,905	9,864,998
Elan Corp. PLC ADR†	385,280	6,418,765

		16,283,763

Italy — 2.7%
Eni SpA	470,320	11,909,454
Intesa Sanpaolo SpA	3,745,401	9,311,213
UniCredit SpA	458,213	3,446,647

		24,667,314

Japan — 7.2%
ITOCHU Corp.	731,900	8,768,211
Konica Minolta, Inc.	1,463,500	12,085,447
Mazda Motor Corp.†	2,330,000	10,426,116
Nissan Motor Co., Ltd.	640,800	6,399,528
Toyota Motor Corp.	250,800	16,221,784
Trend Micro, Inc.	304,600	11,275,745

		65,176,831

Netherlands — 8.0%
Akzo Nobel NV	232,110	16,879,283
ING Groep NV CVA†	1,722,350	21,942,328
Koninklijke Philips NV	229,399	8,123,042
LyondellBasell Industries NV, Class A	57,130	4,261,898
SBM Offshore NV†	336,215	7,043,728
TNT Express NV	1,484,910	13,709,722

		71,960,001

Norway — 2.5%
Statoil ASA	403,260	9,551,350
Telenor ASA	524,000	12,587,161

		22,138,511

Portugal — 1.0%
Galp Energia SGPS SA	528,450	8,954,433

Singapore — 2.4%
DBS Group Holdings, Ltd.	1,072,950	14,459,172
Singapore Telecommunications, Ltd.	2,426,000	7,382,289

		21,841,461

South Korea — 6.0%
Hyundai Mobis	32,559	9,192,949
KB Financial Group, Inc. ADR	318,766	12,371,308
POSCO†	44,786	13,362,969
Samsung Electronics Co., Ltd. GDR*	28,513	19,802,278

		54,729,504

Spain — 4.8%
International Consolidated Airlines Group SA†	2,437,260	13,595,587
Repsol SA	527,847	14,176,007
Telefonica SA	902,694	15,914,833

		43,686,427

Sweden — 2.8%
Getinge AB, Class B	390,470	12,382,865
Telefonaktiebolaget LM Ericsson, Class B	1,114,464	13,302,952

		25,685,817

Switzerland — 7.4%
Credit Suisse Group AG†	358,526	11,154,669
Lonza Group AG†	156,306	13,970,812
Novartis AG	86,270	6,698,321
Roche Holding AG	58,120	16,090,532
Swiss Re AG	157,215	13,809,484
UBS AG†	253,816	4,912,117

		66,635,935

United Kingdom — 14.8%
Aviva PLC	1,360,570	9,797,282
BAE Systems PLC	1,071,271	7,810,268
BP PLC	1,030,322	7,974,288
GlaxoSmithKline PLC	496,067	13,072,291
HSBC Holdings PLC ADR	218,470	12,024,589
Kingfisher PLC	2,126,680	12,872,437
Lloyds Banking Group PLC†	11,912,420	14,808,513
Marks & Spencer Group PLC	1,551,140	12,522,532
Rexam PLC	805,650	6,710,790
Royal Dutch Shell PLC ADR	140,618	9,775,763
Tesco PLC	2,002,910	11,696,153
Vodafone Group PLC	4,207,268	15,144,613

		134,209,519

Total Common Stocks (cost $651,501,204)		853,741,041

PREFERRED SECURITIES — 1.4%
Brazil — 1.4%
Petroleo Brasileiro SA ADR	500,354	9,086,429
Vale SA ADR	243,960	3,571,574

Total Preferred Securities (cost $13,709,677)		12,658,003

Total Long-Term Investment Securities (cost $665,210,881)		866,399,044

SHORT-TERM INVESTMENT SECURITIES — 4.2%
Time Deposits — 4.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 11/01/2013 (cost $37,959,000)	$37,959,000	37,959,000

TOTAL INVESTMENTS — (cost $703,169,881)(1)	99.9%	904,358,044
Other assets less liabilities	0.1	1,186,157

NET ASSETS —	100.0%	$905,544,201

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2013, the aggregate value of these securities was $19,802,278 representing 2.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Certificate)

GDR — Global Depository Receipt

Industry Allocation*

Medical-Drugs	9.5%
Oil Companies-Integrated	9.1
Diversified Banking Institutions	8.2
Telecom Services	5.4
Insurance-Life/Health	4.7
Time Deposits	4.2
Auto-Cars/Light Trucks	3.7
Building Products-Cement	3.4
Banks-Commercial	3.3
Airlines	3.1
Insurance-Reinsurance	2.8
Telephone-Integrated	2.7
Cellular Telecom	2.7
Food-Retail	2.6
Chemicals-Diversified	2.4
Electronic Components-Semiconductors	2.2
Chemicals-Specialty	1.6
Transport-Services	1.5
Steel-Producers	1.5
Oil-Field Services	1.5
Wireless Equipment	1.5
Rubber-Tires	1.4
Retail-Building Products	1.4
Retail-Major Department Stores	1.4
Machinery-General Industrial	1.4
Medical Instruments	1.3
Diversified Financial Services	1.3
Photo Equipment & Supplies	1.3
Insurance-Multi-line	1.3
Internet Security	1.2
Oil Companies-Exploration & Production	1.2
Building & Construction Products-Misc.	1.1
Diversified Manufacturing Operations	1.1
Finance-Other Services	1.1
Auto/Truck Parts & Equipment-Original	1.0
Import/Export	1.0
Electronic Components-Misc.	0.9
Aerospace/Defense	0.9
Containers-Metal/Glass	0.7
Diversified Operations	0.6
Metal-Iron	0.4
Retail-Drug Store	0.3

99.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2013 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
France	$133,091,370	$—	$—	$133,091,370
Germany	98,073,323	—	—	98,073,323
Japan	65,176,831	—	—	65,176,831
Netherlands	71,960,001	—	—	71,960,001
South Korea	54,729,504	—	—	54,729,504
Switzerland	66,635,935	—	—	66,635,935
United Kingdom	134,209,519	—	—	134,209,519
Other Countries*	229,864,558	—	—	229,864,558
Preferred Securities	12,658,003	—	—	12,658,003
Short-Term Investment Securities:
Time Deposits	—	37,959,000	—	37,959,000

Total	$866,399,044	$37,959,000	$—	$904,358,044

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS—October 31, 2013—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Portfolios disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by “the Board”, etc.).

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of October 31, 2013 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior secured floating rate loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Options and swap contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade and are generally categorized as Level 1. Options and swap contracts traded on over-the-counter markets are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers and are generally categorized as Level 2. Forward foreign currency contracts (“Forward Contracts”) are valued at the 4:00 p.m. eastern time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. During the period ended October 31, 2013, the Global Bond, Total Return Bond, VCPSM Value, Telecom Utility, International Growth and Income, and International Diversified Equities Portfolios used forward currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. In addition, the Total Return Bond Portfolio also used forward currency contracts to enhance return and the International Growth and Income Portfolio used forward currency contracts to hedge portfolio exposure to benchmark currency allocations. Forward contracts are reported on a schedule following the Portfolio of Investments. As of October 31, 2013, each of the preceding Portfolios had open forward contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ended October 31, 2013, the Global Bond Portfolio used futures contracts to increase or decrease exposure to equity and bond markets. The Total Return Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, VCP Total Return BalancedSM, Equity Index and International Diversified Equities Portfolios used futures contracts to increase or decrease exposure to equity markets. The Balanced Portfolio used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. Futures contracts are reported on a schedule following the Portfolio of Investments. As of October 31, 2013, each of the preceding Portfolios had open futures contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

Options: Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended October 31, 2013, the Total Return Bond and VCP Total Return BalancedSM Portfolios used option contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. Option contracts are reported on a schedule following the Portfolio of Investments. As of October 31, 2013, each of the preceding Portfolios had open option contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended October 31, 2013 are summarized as follows:

	Written Options
	Total Return Bond Portfolio		VCP Total Return BalancedSM Portfolio
	Notional Amounts	Premiums Received	Number of Contracts	Notional Amounts	Premiums Received
Options outstanding as of January 31, 2013	$201,700,000	$1,107,346	—	$—	$—
Options written	449,800,000	1,534,222	24	16,200,000	55,485
Options terminated in closing purchase transactions	(341,900,000)	(1,044,837)	—	—	—
Options exercised	(77,200,000)	(297,310)	(8)	—	(4,484)
Options expired (written)	(203,800,000)	(756,021)	(8)	(1,200,000)	(6,967)

Options outstanding as of October 31, 2013	$28,600,000	$543,400	8	$15,000,000	$44,034

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Portfolios faces the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, the Portfolios have no credit exposure to the counterparty as the CCP stands between the portfolios and the counterparty. Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Changes in value are recorded as an unrealized gain (loss). The daily change in valuation of centrally cleared swaps, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Portfolios will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Credit Default Swap Agreements: Certain Portfolio may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation. During the period ended October 31, 2013, the Global Bond, Total Return Bond and VCP Total Return BalancedSM Portfolios used credit default swaps to manage credit risk (i.e., hedging). In addition, the Total Return Bond and VCP Total Returned BalancedSM Portfolios also used credit default swaps as a substitute for physical securities. Credit default swaps are reported on a schedule following the Portfolio of Investments. As of October 31, 2013, each of the preceding Portfolios had open credit default swaps, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its Portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium, the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. The Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a Portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolios of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of October 31, 2013 for which a Portfolio is the seller of protection, if any, are disclosed in the footnotes to the Portfolios of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Equity Swap Agreements: Certain Portfolios may enter into equity swap agreements (“equity swaps”), a type of total return swap for various purposes, including to hedge exposure to market risk, to gain exposure to a security or market index or to enhance total return. Equity swaps are reported on a schedule following the Portfolio of Investments. During the period ended October 31, 2013, the VCP Total Return BalancedSM Portfolio had open equity swaps, which are reported on a schedule following the Portfolio’s Portfolio of Investments

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Interest Rate Swap Agreements: Certain Portfolios may enter into interest rate swap agreements (“interest rate swaps”) for various purposes, including managing exposure to fluctuations in interest rates, a substitute for physical securities or for speculation. During the period ended October 31, 2013, the Global Bond and Total Return Bond Portfolios used interest rate swap agreements to manage exposure to fluctuations in interest rates. In addition, the Total Return Bond Portfolio also used interest rate swaps as a substitute for physical securities. Interest rate swaps are reported on a schedule following the Portfolio of Investments. As of October 31, 2013, the Global Bond Portfolio and Total Return Bond Portfolio had open interest rate swaps, which are reported on a schedule following each Portfolio’s Portfolio of Investments. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective Portfolio investments and their interest rate positions. Portfolios will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.

Risks of Entering into Swap Agreements: Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements.

The following tables present the value of derivatives held as of October 31, 2013, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of October 31, 2013, please refer to the Portfolio of Investments.

	Global Bond Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Interest rate contracts
Futures contracts (variation margin)(2)(3)	$233,147	$—
Unrealized appreciation (depreciation) on interest rate swaps(4)	2,817,527	2,168,376

Credit contracts
Unrealized appreciation (depreciation) on credit default swaps(5)	315,854	24,111

Foreign exchange contracts(6)	905,391	1,008,506

	$4,271,919	$3,200,993

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $149,251,601
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(303,122) as reported in the Portfolio of Investments.
(4)	The average notional amount outstanding for interest rate swap contracts was $935,025,987
(5)	The average notional amount outstanding for credit default swap contracts was $45,328,756
(6)	The average notional amount outstanding for forward foreign currency contracts was $323,492,226

	Total Return Bond Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Interest rate contracts
Futures contracts (variation margin)(2)(8)	$23,467	$12,739
Put options purchased at value(3)	884,721	—
Put options written at value(4)	813,355	—
Unrealized appreciation (depreciation) on interest rate swaps(5)	561,247	2,050,699

Credit contracts
Unrealized appreciation (depreciation) on credit default swaps(6)	32,167	173,871

Foreign exchange contracts(7)	1,378,937	5,651,851

	$3,693,894	$7,889,160

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $111,918,142
(3)	The average notional amount outstanding for purchased options contracts on interest rate swap contracts was $6,800,000
(4)	The average notional amount outstanding for written options contracts on interest rate swap contracts was $286,812,480
(5)	The average notional amount outstanding for interest rate swap contracts was $264,051,481
(6)	The average notional amount outstanding for credit default swap contracts was $7,244,444
(7)	The average notional amount outstanding for forward foreign currency contracts was $293,812,579
(8)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $917,538 as reported in the Portfolio of Investments.

	Balanced Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(4)	$3,896	$12,980

Interest rate contracts
Futures contracts (variation margin)(3)(4)	66,207	746

	$70,103	$13,726

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $2,099,026
(3)	The average value outstanding for interest rate futures contracts was $8,529,899
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $139,955 as reported in the Portfolio of Investments.

	SunAmerica Dynamic Allocation Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$6,542,880

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $672,751,193
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $16,832,029 as reported in the Portfolio of Investments.

	SunAmerica Dynamic Strategy Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$1,500,000	$—

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $117,893,944
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $815,278 as reported in the Portfolio of Investments.

	VCP Total Return BalancedSM Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(7)	$77,311	$137,760
Unrealized appreciation (depreciation) on total return swaps(6)	432,564	—

Interest rate contracts
Futures contracts (variation margin)(3)(7)	—	1,250
Call and Put options written at value(4)	32,753	—

Credit contracts
Unrealized appreciation (depreciation) on credit default swaps(5)	16,133	—

	$558,761	$139,010

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $15,827,162
(3)	The average value outstanding for interest rate futures contracts was $505,340
(4)	The average notional amount outstanding for written options on interest rate swap contracts was $3,297,482
(5)	The average notional amount outstanding for credit default swap contracts was $1,266,667
(6)	The average notional amount outstanding for equity swap contracts was $1,353,650
(7)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $940,445 as reported in the Portfolio of Investments.

	VCPSM Value Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Foreign exchange contracts(2)	$7,548	$924

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $628,182

	Telecom Utility Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Foreign exchange contracts(2)	$2,589	$49,323

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $6,497,965

	Equity Index Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$71,742

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $6,199,543
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $46,687 as reported in the Portfolio of Investments.

	International Growth and Income Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Foreign exchange contracts(2)	$1,195,824	$327,941

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $150,229,470

	International Diversified Equities Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(4)	$211,699	$8,811

Foreign exchange contracts(3)	115,277	185,494

	$326,976	$194,305

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $38,871,746
(3)	The average notional amount outstanding for forward foreign currency contracts was $77,774,502
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $931,703 as reported in the Portfolio of Investments.

Note 2. Repurchase Agreements

As of October 31, 2013, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount
High Yield Bond	5.77%	$8,962,000
Equity Index	5.30	8,231,000
“Dogs” of Wall Street	6.60	10,262,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated October 31, 2013, bearing interest at a rate of 0.00% per annum, with a principal amount of $155,419,000 a repurchase price of $155,419,000 and a maturity date of November 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.50%	03/31/2015	$153,290,000	$158,532,365

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds (SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust) and securities issued by American International Group (“AIG”) or an affiliate thereof. During the period ended October 31, 2013, transactions in these securities were as follows:

SunAmerica Dynamic Allocation Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2013	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at October 31, 2013
SunAmerica Series Trust
Corporate Bond Portfolio, Class 1	$12,481,305	$—	$86,125,864	$162,241,984	$17,241,991	$374,061	$(8,378,467)	$235,602,756
Global Bond Portfolio, Class 1	795,537	—	16,552,347	24,262,395	—	—	(493,798)	41,116,481
High-Yield Bond Portfolio, Class 1	4,011,080	—	17,891,827	57,783,209	—	—	(1,729,033)	77,957,083
Total Return Bond Portfolio, Class 1	7,430,535	—	99,116,081	190,459,073	—	—	(8,969,564)	288,036,125
Equity Index Portfolio, Class 1	1,203,324	—	179,744,345	177,812,979	—	—	46,855,555	405,616,203
Growth-Income Portfolio, Class 1	5,036,130	—	72,902,915	71,125,192	—	—	14,786,741	163,850,978
MFS Massachusetts Portfolio, Class 1	4,894,234	—	91,655,225	88,906,489	—	—	19,206,064	204,662,012
Fundamental Growth Portfolio, Class 1	—	—	53,279,112	53,343,894	—	—	19,799,365	126,422,371
Real Estate Portfolio, Class 1	399,744	—	35,141,847	20,822,355	20,385,321	1,428,001	(1,530,407)	35,876,219
Small Company Value Portfolio, Class 1	964,003	—	38,391,004	35,562,596	—	—	11,744,009	86,661,612
Mid-Cap Growth Portfolio, Class 1	—	—	18,191,468	17,781,298	—	—	6,682,652	42,655,418
Aggressive Growth Portfolio, Class 1	—	—	18,001,480	13,769,604	—	—	7,161,346	38,932,430
Growth Opportunities Portfolio, Class 1	2,215,737	—	20,845,411	14,740,241	—	—	4,377,373	42,178,762
International Growth and Income Portfolio, Class 1	770,043	—	18,863,570	17,781,298	—	—	3,784,707	41,199,618
Global Equities Portfolio, Class 1	1,010,371	—	89,702,226	88,906,489	—	—	21,654,941	201,274,027
Emerging Markets Portfolio, Class 1	610,608	—	36,398,065	75,206,034	—	—	1,058,816	113,273,523
Foreign Value Portfolio, Class 1	2,196,972	—	57,930,106	53,343,894	—	—	12,993,812	126,464,784
Seasons Series Trust
Stock Portfolio, Class 1	—	—	64,509,158	80,248,364	—	—	28,537,197	173,294,719
Large Cap Growth Portfolio, Class 1	—	—	20,007,237	39,800,791	—	—	7,299,480	67,107,508
Large Cap Value Portfolio, Class 1	—	—	73,517,503	71,125,192	—	—	18,051,391	162,694,086
Mid Cap Growth Portfolio, Class 1	—	—	18,183,131	17,781,298	—	—	5,227,227	41,191,656
Mid Cap Value Portfolio, Class 1	—	—	39,468,622	35,562,596	—	—	9,645,214	84,676,432
Small Cap Portfolio, Class 1	—	—	20,393,583	18,751,934	—	—	6,243,505	45,389,022
International Equity Portfolio, Class 1	—	—	74,901,188	71,125,192	—	—	15,075,040	161,101,420
Diversified Fixed Income Portfolio, Class 1	—	—	115,963,221	169,836,767	—	—	(1,264,627)	284,535,361
Real Return Portfolio, Class 1	—	—	67,022,946	68,308,406	15,753,963	61,946	(2,206,884)	117,432,451
Focus Growth Portfolio, Class 1	—	—	35,025,220	28,046,281	15,000,000	2,021,856	7,438,794	57,532,151
Focus Value Portfolio, Class 1	—	—	35,836,488	35,562,596	—	—	9,115,772	80,514,856
Anchor Series Trust
Government and Quality Bond Portfolio, Class 1	5,284,887	—	100,211,149	91,655,158	20,000,000	(689,227)	(5,602,020)	170,859,947
Growth and Income Portfolio, Class 1	181,189	—	35,934,142	35,562,596	—	—	9,927,114	81,605,041
Growth Portfolio, Class 1	1,103,926	—	72,861,022	71,125,192	—	—	20,951,481	166,041,621
Capital Appreciation Portfolio, Class 1	7,852,628	—	36,209,235	35,562,596	—	—	3,472,396	83,096,855
Natural Resources Portfolio, Class 1	306,942	—	17,760,397	17,781,298	—	—	1,208,347	37,056,984

	$58,749,195	$—	$1,778,537,135	$2,051,685,281	$88,381,275	$3,196,637	$282,123,539	$4,085,910,512

SunAmerica Dynamic Strategy Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2013	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at October 31, 2013
SunAmerica Series Trust
Corporate Bond Portfolio, Class 1	$2,993,858	$—	$9,162,050	$48,603,703	$—	$—	$(2,146,140)	$58,613,471
Global Bond Portfolio, Class 1	514,106	—	4,437,044	22,927,681	—	—	(144,101)	27,734,730
High-Yield Bond Portfolio, Class 1	1,467,521	—	2,317,192	26,534,554	—	—	(765,691)	29,553,576
Total Return Bond Portfolio, Class 1	2,104,045	—	13,491,553	71,693,646	—	—	(2,302,189)	84,987,055
Equity Index Portfolio, Class 1	474,495	—	25,775,399	126,102,248	—	—	13,407,472	165,759,614
Growth-Income Portfolio, Class 1	2,226,900	—	11,614,564	57,319,204	—	—	3,973,639	75,134,307
Equity Opportunities Portfolio, Class 1	226,457	—	6,954,442	34,391,522	—	—	3,643,538	45,215,959
Davis Venture Value Portfolio, Class 1	4,712,786	—	11,835,747	57,319,204	—	—	1,297,482	75,165,219
Dogs of Wall Street Portfolio, Class 1	585,404	—	7,041,410	34,391,522	—	—	3,891,920	45,910,256
Alliance Growth Portfolio, Class 1	75,243	—	4,701,282	22,927,681	—	—	3,508,188	31,212,394
MFS Massachusetts Portfolio, Class 1	2,436,123	—	16,466,221	80,246,885	—	—	6,447,130	105,596,359
Real Estate Portfolio, Class 1	296,978	—	4,616,293	22,927,681	—	—	(185,852)	27,655,100
Small Company Value Portfolio, Class 1	507,918	—	7,465,901	34,391,522	—	—	4,909,736	47,275,077
Mid-Cap Growth Portfolio, Class 1	—	—	2,401,515	11,463,841	—	—	1,793,961	15,659,317
Marsico Focused Growth Portfolio, Class 1	1,626,617	—	9,306,574	45,855,363	—	—	3,783,121	60,571,675
Growth Opportunities Portfolio, Class 1	765,586	—	2,404,507	9,824,897	—	—	1,025,012	14,020,002
Small & Mid Cap Value Portfolio, Class 1	2,149,860	—	2,469,287	35,478,904	9,849,842	1,265,111	(834,919)	30,678,401
International Growth and Income Portfolio, Class 1	829,395	—	7,263,100	34,391,522	—	—	3,462,458	45,946,475
Global Equities Portfolio, Class 1	221,145	—	7,163,802	34,391,522	—	—	3,828,155	45,604,624
Foreign Value Portfolio, Class 1	1,300,964	—	12,335,777	57,319,204	—	—	6,579,509	77,535,454
Seasons Series Trust
Large Cap Growth Portfolio, Class 1	—	—	9,211,884	26,218,717	—	—	4,633,935	40,064,536
Large Cap Value Portfolio, Class 1	—	—	14,241,168	85,680,218	—	—	7,318,137	107,239,523
Mid Cap Growth Portfolio, Class 1	—	—	2,396,045	11,463,841	—	—	1,351,716	15,211,602
Mid Cap Value Portfolio, Class 1	—	—	4,873,966	22,927,681	—	—	2,366,047	30,167,694
Small Cap Portfolio, Class 1	—	—	2,389,392	11,463,841	—	—	1,684,110	15,537,343
International Equity Portfolio, Class 1	—	—	9,684,609	26,218,717	—	—	3,521,459	39,424,785
Diversified Fixed Income Portfolio, Class 1	—	—	4,553,586	22,927,681	—	—	(29,818)	27,451,449
Real Return Portfolio, Class 1	—	—	4,521,630	12,047,869	—	—	(371,614)	16,197,885
Focus Value Portfolio, Class 1	—	—	7,072,718	34,391,522	—	—	3,685,682	45,149,922
Anchor Series Trust
Government and Quality Bond Portfolio, Class 1	1,116,766	—	6,772,193	34,391,522	—	—	(1,038,916)	41,241,565

	$26,632,167	$—	$234,940,851	$1,156,233,915	$9,849,842	$1,265,111	$78,293,167	$1,487,515,369

Equity Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2013	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at October 31, 2013
AIG Common Stock	$4,311	$—	$791,177	$1,256,101	$—	$—	$494,677	$2,541,955

At October 31, 2013, the following affiliates owned outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
Corporate Bond	SunAmerica Dynamic Allocation Portfolio	17%
Global Bond	SunAmerica Dynamic Allocation Portfolio	10%
	SunAmerica Dynamic Strategy Portfolio	7%
High Yield Bond	SunAmerica Dynamic Allocation Portfolio	19%
	SunAmerica Dynamic Strategy Portfolio	7%
Total Return Bond	SunAmerica Dynamic Allocation Portfolio	19%
	SunAmerica Dynamic Strategy Portfolio	6%
Equity Index	SunAmerica Dynamic Allocation Portfolio	69%
	SunAmerica Dynamic Strategy Portfolio	28%
Growth-Income	SunAmerica Dynamic Allocation Portfolio	27%
	SunAmerica Dynamic Strategy Portfolio	13%
Equity Opportunities	SunAmerica Dynamic Strategy Portfolio	29%
Davis Venture Value	SunAmerica Dynamic Strategy Portfolio	6%
Dogs of Wall Street	SunAmerica Dynamic Strategy Portfolio	24%
Alliance Growth	SunAmerica Dynamic Strategy Portfolio	7%
MFS Massachusetts Investors Trust	SunAmerica Dynamic Allocation Portfolio	27%
	SunAmerica Dynamic Strategy Portfolio	14%
Fundamental Growth	SunAmerica Dynamic Allocation Portfolio	45%
Real Estate	SunAmerica Dynamic Allocation Portfolio	9%
	SunAmerica Dynamic Strategy Portfolio	7%
Small Company Value	SunAmerica Dynamic Allocation Portfolio	22%
	SunAmerica Dynamic Strategy Portfolio	12%
Mid-Cap Growth	SunAmerica Dynamic Allocation Portfolio	15%
	SunAmerica Dynamic Strategy Portfolio	6%
Aggressive Growth	SunAmerica Dynamic Allocation Portfolio	31%
Growth Opportunities	SunAmerica Dynamic Allocation Portfolio	14%
Marsisco Focused Growth	SunAmerica Dynamic Strategy Portfolio	27%
International Growth and Income	SunAmerica Dynamic Allocation Portfolio	11%
	SunAmerica Dynamic Strategy Portfolio	12%
Global Equities	SunAmerica Dynamic Allocation Portfolio	57%
	SunAmerica Dynamic Strategy Portfolio	13%
Emerging Markets	SunAmerica Dynamic Allocation Portfolio	32%
Foreign Value	SunAmerica Dynamic Allocation Portfolio	14%
	SunAmerica Dynamic Strategy Portfolio	9%

The SunAmerica Dynamic Allocation and the SunAmerica Dynamic Strategy Portfolios (the “Dynamic Portfolios”) do not invest in funds advised by SAAMCo (each a “SAAMCo Fund” and collectively, the “SAAMCo Funds”) for the purpose of exercising management of control; however, investments by the Dynamic Portfolios within the set limits may represent a significant portion of the SAAMCo Funds’ net assets. At October 31, 2013, each Dynamic Portfolio held less than 70% of the outstanding shares of any underlying SAAMCo Fund. In addition, the Dynamic Portfolios, in aggregate, held less than 98% of the outstanding shares of any underlying SAAMCo Fund.

Note 4. Federal Income Taxes

As of October 31, 2013, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Cash Management	$14,578	$(46,421)	$(31,843)	$278,457,619
Corporate Bond	79,404,827	(12,660,578)	66,744,249	1,291,797,433
Global Bond	11,163,199	(7,612,251)	3,550,948	396,782,013
High-Yield Bond	13,253,339	(15,502,860)	(2,249,521)	420,478,931
Total Return Bond	32,852,394	(10,451,179)	22,401,215	1,555,719,927
Balanced	25,122,499	(4,097,991)	21,024,508	195,216,285
MFS Total Return	115,674,123	(14,411,904)	101,262,219	558,231,207
SunAmerica Dynamic Allocation	414,799,879	(54,207,726)	360,592,153	4,579,371,068
SunAmerica Dynamic Strategy	96,381,372	(11,627,621)	84,753,751	1,720,198,763
VCP Total Return BalancedSM	79,214	(40,288)	38,926	42,979,286
VCPSM Value	1,970,838	(381,894)	1,588,944	46,602,981
Telecom Utility	9,168,641	(1,691,007)	7,477,634	44,612,538
Equity Index	73,813,017	(3,471,927)	70,341,090	518,286,210
Growth-Income	104,004,215	(686,998)	103,317,217	510,560,232
Equity Opportunities	25,507,069	(391,926)	25,115,143	135,556,022
Davis Venture Value	517,478,895	(5,926,321)	511,552,574	826,706,316
“Dogs” of Wall Street	25,024,643	(835,997)	24,188,646	164,837,358
Alliance Growth	101,257,682	(6,729,022)	94,528,660	327,694,649
Capital Growth	15,258,749	(643,024)	14,615,725	47,655,287
MFS Massachusetts Investors Trust	166,332,706	(3,421,311)	162,911,395	604,058,827
Fundamental Growth	56,733,335	(150,799)	56,582,536	218,953,833
Blue Chip Growth	6,428,925	(2,663,391)	3,765,534	93,813,566
Real Estate	17,745,516	(2,491,840)	15,253,676	373,106,514
Small Company Value	134,054,979	(3,970,561)	130,084,418	270,492,929
Mid-Cap Growth	60,836,841	(3,515,113)	57,321,728	217,114,373
Aggressive Growth	31,690,104	(956,574)	30,733,530	95,169,870
Growth Opportunities	65,715,424	(3,831,384)	61,884,040	227,758,264
Marsico Focused Growth	42,489,231	(575,985)	41,913,246	178,490,925
Technology	6,342,721	(1,481,071)	4,861,650	31,898,827
Small & Mid Cap Value	145,227,482	(5,961,586)	139,265,896	522,031,318
International Growth and Income	75,838,931	(7,603,674)	68,235,257	317,442,787
Global Equities	52,472,592	(2,718,343)	49,754,249	302,284,489
International Diversified Equities	46,369,108	(10,685,137)	35,683,971	227,523,398
Emerging Markets	27,092,442	(16,331,944)	10,760,498	335,410,291
Foreign Value	220,897,012	(20,619,885)	200,277,127	704,080,917

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual Reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: December 30, 2013

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: December 30, 2013